                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _________                                   [ ]

Post-Effective Amendment No. 10 (File No. 333-139764)                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42 (File No. 811-07511)                                   [X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

       20 Madison Avenue Extension, Albany NY                            12203
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-2237
Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[x]  on April 29, 2011 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


APRIL 29, 2011


RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469

            (Corporate Office)

            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2




NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.



This prospectus describes two versions of the contract: the Current Contract (applications signed on or after July 19, 2010) and the Original Contract (applications signed prior to July 19, 2010). The information in this prospectus applies to both contracts unless stated otherwise.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust

Columbia Funds Variable Series Trust II


  (previously RiverSource Variable Series Trust (RVST))

Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)

Invesco Van Kampen Variable Insurance Funds


Invesco Variable Insurance Funds

Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class

Morgan Stanley Universal Investment Funds (UIF)

Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares

Wanger Advisors Trust



Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers other variable annuity contracts in addition to the contracts described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may

--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 1 be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contracts described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contracts and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contracts and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACTS IN BRIEF......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION.............   17
FINANCIAL STATEMENTS........................   17
THE VARIABLE ACCOUNT AND THE FUNDS..........   17
THE FIXED ACCOUNT...........................   31
BUYING YOUR CONTRACT........................   34
CHARGES.....................................   38
VALUING YOUR INVESTMENT.....................   46
MAKING THE MOST OF YOUR CONTRACT............   48
SURRENDERS..................................   56
TSA -- SPECIAL PROVISIONS...................   57
CHANGING THE ANNUITANT......................   57
CHANGING OWNERSHIP..........................   57
BENEFITS IN CASE OF DEATH...................   58
OPTIONAL BENEFITS...........................   63
THE ANNUITY PAYOUT PERIOD...................   74
TAXES.......................................   76
VOTING RIGHTS...............................   79
SUBSTITUTION OF INVESTMENTS.................   80
ABOUT THE SERVICE PROVIDERS.................   80
APPENDICES TABLE OF CONTENTS AND CROSS-
  REFERENCE TABLE...........................   83
APPENDIX A: EXAMPLE -- SURRENDER CHARGES....   84
APPENDIX B: EXAMPLE -- DEATH BENEFITS.......   93
APPENDIX C: EXAMPLE -- ACCUMULATION
  PROTECTOR BENEFIT RIDER...................   95
APPENDIX D: SECURESOURCE RIDER DISCLOSURE...   96
APPENDIX E: EXAMPLE -- SECURESOURCE SERIES
  OF RIDERS.................................  108
APPENDIX F: SECURESOURCE SERIES OF
  RIDERS --  ADDITIONAL RMD DISCLOSURE......  114
APPENDIX G: PURCHASE PAYMENT CREDITS FOR
  ELIGIBLE CONTRACTS........................  116
APPENDIX H: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  JUNE 19, 2006.............................  117
APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE RIDER -- DISCLOSURE..................  118
APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT
  RIDER DISCLOSURE..........................  131
APPENDIX K: INCOME ASSURER BENEFIT RIDERS...  140
APPENDIX L: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  149
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  159





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 2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan (referred to as "Retirement date" in the Original Contract). Throughout this prospectus when we use the term "Annuitization start date," it includes the term "Retirement date."

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. You can choose an investment return of 3.5% or 5% depending on your mortality and expense risk fee.


BENEFICIARY: The person you designate to receive benefits in case of the owner's death (Current Contract), or owner's or annuitant's death (Original Contract) while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT (CURRENT CONTRACT): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract at any point in time.


CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".



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      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  3

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract (referred to as "Withdrawal value" in the Original Contract). It is the contract value minus any applicable charges. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as "Surrender value" in the Current Contract). It is the contract value minus any applicable charges. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


--------------------------------------------------------------------------------
 4  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE CONTRACTS IN BRIEF


This prospectus describes two versions of the contract: the Current Contract (applications signed on or after July 19, 2010) and the Original Contract (applications signed prior to July 19, 2010). The primary differences are disclosed in the following sections: "Key Terms", "Expense Summary," "Buying Your Contract", "Benefits in Case of Death", and "Optional Benefits."


PURPOSE: These contracts allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).


BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract").


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- for the Current Contract:

  - regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer policies" and "The Regular Fixed Account").

  - Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "Special DCA Fixed Account").


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      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  5

- for the Original Contract:

  - one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract", "Transfer policies" and "The One-Year Fixed Account").

  - DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "DCA Fixed Account").


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. The regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See "Making the Most of Your
Contract -- Transferring Among Accounts").




SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty if you make surrenders prior to your reaching age 59 1/2) and may have other tax consequences.



If you have elected SecureSource series of riders, Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit for Life rider and you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. Also, any withdrawals during the waiting period under the SecureSource riders will negatively impact the value of your guarantees. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")






OPTIONAL BENEFITS: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We offer optional death benefits and optional living benefits. Optional living benefits include different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts . Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term "SecureSource series" includes: the SecureSource Stages NY riders and the SecureSource riders, except where the SecureSource Stages NY riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.



Optional living benefits require the use of a Portfolio Navigator program (PN program) investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see "Optional Benefits -- Optional Living Benefits". Optional benefits vary by state and may have eligibility requirements.



We offer one optional death benefit: MAV Death Benefit.


BENEFITS IN CASE OF DEATH: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See "Benefits in Case of Death").

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available after the annuitization start date. (See "The Annuity Payout Period").


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 6  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

CURRENT CONTRACT:

(applications signed on or after July 19, 2010)


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU SURRENDER FROM ONE OF THESE CONTRACTS.


SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)

You select a ten-year, seven-year or five-year surrender charge schedule at the time of application.


            TEN-YEAR SCHEDULE                           SEVEN-YEAR SCHEDULE                           FIVE-YEAR SCHEDULE
                         SURRENDER CHARGE                             SURRENDER CHARGE                             SURRENDER CHARGE
 NUMBER OF COMPLETED        PERCENTAGE        NUMBER OF COMPLETED        PERCENTAGE        NUMBER OF COMPLETED        PERCENTAGE
  YEARS FROM DATE OF      APPLIED TO EACH      YEARS FROM DATE OF      APPLIED TO EACH      YEARS FROM DATE OF      APPLIED TO EACH
EACH PURCHASE PAYMENT    PURCHASE PAYMENT    EACH PURCHASE PAYMENT    PURCHASE PAYMENT    EACH PURCHASE PAYMENT    PURCHASE PAYMENT
          0                      8%                    0                      8%                    0                      8%

          1                      8                     1                      8                     1                      7

          2                      8                     2                      7                     2                      6

          3                      7                     3                      7                     3                      4

          4                      6                     4                      6                     4                      2

          5                      5                     5                      5                     5+                     0

          6                      4                     6                      3

          7                      3                     7+                     0

          8                      2

          9                      1

         10+                     0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


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      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  7

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.





ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                 MAXIMUM: $50     CURRENT: $40

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE          MAXIMUM: $20     CURRENT: $0
EQUALS OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                      MAXIMUM: $50     CURRENT: $40




ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

TEN-YEAR SURRENDER CHARGE SCHEDULE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   0.85%                         0.15%                        1.00%

ROPP Death Benefit                                  0.85                          0.15                         1.00

MAV Death Benefit                                   1.10                          0.15                         1.25


SEVEN-YEAR SURRENDER CHARGE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.05%                         0.15%                        1.20%

ROPP Death Benefit                                  1.05                          0.15                         1.20

MAV Death Benefit                                   1.30                          0.15                         1.45


FIVE-YEAR SURRENDER CHARGE SCHEDULE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.40%                         0.15%                        1.55%

ROPP Death Benefit                                  1.40                          0.15                         1.55

MAV Death Benefit                                   1.65                          0.15                         1.80



* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.



--------------------------------------------------------------------------------
 8  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES


OPTIONAL LIVING BENEFITS


If eligible, you may have selected one of the following optional living benefits. Each optional living benefit requires participation in the PN program. The fees apply only if you have selected one of these benefits.





SECURESOURCE STAGES NY(SM) - SINGLE LIFE RIDER FEE                  MAXIMUM: 1.75%     CURRENT: 1.00%

SECURESOURCE STAGES NY(SM) - JOINT LIFE RIDER FEE                   MAXIMUM: 1.75%     CURRENT: 1.00%




(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)





ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM: 1.75%     CURRENT: 1.50%(1)




(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)





(1) For contract applications signed after July 18, 2010, but prior to Oct. 4, 2010, the current charge is 1.10%.





ORIGINAL CONTRACT:


(applications signed prior to July 19, 2010)



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A SURRENDER FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE A SURRENDER FROM ONE OF THESE CONTRACTS.



SURRENDER CHARGE



(Contingent deferred sales charge as a percentage of purchase payments surrendered)



You select either a seven-year or five-year surrender charge schedule at the time of application.




SEVEN-YEAR SCHEDULE                                   FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE    SURRENDER CHARGE    YEARS FROM PURCHASE    SURRENDER CHARGE
  PAYMENT RECEIPT         PERCENTAGE         PAYMENT RECEIPT         PERCENTAGE
         1                     8%                   1                     8%

         2                     8                    2                     7

         3                     7                    3                     6

         4                     7                    4                     4

         5                     6                    5                     2

         6                     5                    Thereafter            0

         7                     3

         Thereafter            0




SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average daily subaccount value.)



YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.



--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  9

SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006





                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

QUALIFIED ANNUITIES

ROP Death Benefit                                   0.90%                         0.15%                        1.05%

MAV Death Benefit                                   1.10                          0.15                         1.25

NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.05                          0.15                         1.20

MAV Death Benefit                                   1.25                          0.15                         1.40




SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR ALL OTHER CONTRACTS




                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

QUALIFIED ANNUITIES

ROP Death Benefit                                   1.00%                         0.15%                        1.15%

MAV Death Benefit                                   1.20                          0.15                         1.35

NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.15                          0.15                         1.30

MAV Death Benefit                                   1.35                          0.15                         1.50

FIVE-YEAR SURRENDER CHARGE SCHEDULE
QUALIFIED ANNUITIES
ROP Death Benefit                                   1.20%                         0.15%                        1.35%
MAV Death Benefit                                   1.40                          0.15                         1.55
NONQUALIFIED ANNUITIES
ROP Death Benefit                                   1.35                          0.15                         1.50
MAV Death Benefit                                   1.55                          0.15                         1.70





--------------------------------------------------------------------------------
 10  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                    $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender.)


OPTIONAL LIVING BENEFITS


If eligible, you may have selected one of the following optional living benefits. Each optional living benefit requires the use PN program. The fees apply only if you have selected one of these benefits.





SECURESOURCE(R) - SINGLE LIFE RIDER FEE(1)                          MAXIMUM: 2.00%     CURRENT: 0.90%

SECURESOURCE(R) - JOINT LIFE RIDER FEE(1)                           MAXIMUM: 2.00%     CURRENT: 0.90%




(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)



(1) For contracts with applications signed prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.





ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM: 1.75%     CURRENT: 0.95%(2)




(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)



(2) For contracts with applications signed prior to Jan. 26, 2009, the current charge is 0.55%. For contracts with applications signed after Jan. 26, 2009, but before May 30, 2009, the current charge is 0.80%.





GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                  MAXIMUM: 1.50%     CURRENT: 0.65%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)





GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.55%




(As a percentage of contract value charged annually on the contract anniversary.)





INCOME ASSURER BENEFIT(R) -- MAV RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.30%

INCOME ASSURER BENEFIT(R) -- 5% ACCUMULATION BENEFIT BASE RIDER     MAXIMUM: 1.75%     CURRENT: 0.60%
FEE

INCOME ASSURER BENEFIT(R) -- GREATER OF MAV OR 5% ACCUMULATION      MAXIMUM: 2.00%     CURRENT: 0.65%
BENEFIT BASE RIDER FEE




(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  11

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.47%                1.63%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55%      0.25%    0.13%           --%          0.93%
(Class B)


AllianceBernstein VPS Global Thematic Growth Portfolio           0.75       0.25     0.24            --           1.24
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.08            --           0.88


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.10            --           1.10
B)


American Century VP Inflation Protection, Class II               0.48       0.25     0.01            --           0.74


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.17            --           0.63(1)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.16            --           0.70(2)
3)


Columbia Variable Portfolio - Diversified Equity Income          0.56       0.13     0.14            --           0.83(2)
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.17          0.01           0.97(1),(2)


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.28            --           1.48(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.15            --           0.70
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund, Class 2          0.63       0.25     0.18            --           1.06(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.15            --           0.85(1),(2)
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.20            --           1.12(2)
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.18            --           1.02(1),(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund, Class 1       0.91         --     0.10            --           1.01(4)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.24            --           1.51(4)
Opportunities Fund, Class 2


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.16            --           1.05(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.76       0.13     0.15            --           1.04(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.24            --           0.47(2)


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.33            --           1.17(1),(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.16            --           0.65(2)
Government Fund (Class 3)




--------------------------------------------------------------------------------
 12  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Small Cap Value Fund, Class 2      0.87%      0.25%    0.17%           --%          1.29%(5)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.34            --           1.09(6)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.09            --           1.09
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.31            --           1.31
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.26            --           1.51
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.11            --           0.68
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.15            --           1.11


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.62       0.25     0.03          0.01           0.91(7)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.51       0.25     0.29          0.01           1.06(7)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.14            --           0.99


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.46       0.25     0.09            --           0.80


FTVIPT Templeton Growth Securities Fund - Class 2                0.74       0.25     0.03            --           1.02


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.07            --           0.87


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(8)
Fund - Institutional Shares


Invesco V.I. Basic Value Fund, Series II Shares                  0.69       0.25     0.31            --           1.25


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29            --           1.16


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.34            --           1.34


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.33            --           1.29


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares          0.73       0.25     0.30            --           1.28


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.29            --           1.10(9)


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Legg Mason ClearBridge Variable Small Cap Growth Portfolio,      0.75         --     0.14            --           0.89
Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.12            --           1.12


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26


MFS(R) Total Return Series - Service Class                       0.75       0.25     0.06            --           1.06(10)


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.43            --           1.63(11)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.31            --           1.41(11)
Shares


Morgan Stanley UIF U.S. Real Estate Portfolio, Class II          0.80       0.35     0.32            --           1.47(11)
Shares


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.66       0.25     0.13            --           1.04


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.60       0.25     0.14          0.04           1.03(12)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.70       0.25     0.15            --           1.10(13)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.66           1.34(14)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19            --           1.07


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.19            --           1.14




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  13

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56%      0.25%    0.19%           --%          1.00%


Putnam VT Small Cap Value Fund - Class IB Shares                 0.63       0.25     0.19          0.09           1.16


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.82           1.09

Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.82           1.09(15)


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.03          0.64           0.92


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.03          0.64           0.92(15)

Variable Portfolio - Davis New York Venture Fund (Class 3)       0.70       0.13     0.13            --           0.96(2),(16)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.78       0.13     0.14            --           1.05(2)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.75           1.02


Variable Portfolio - Moderate Portfolio (Class 4)                  --       0.25     0.02          0.75           1.02(15)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06(15)
4)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.69           0.96
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.69           0.96(15)
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.92       0.13     0.17          0.04           1.26(2),(16)
3)


Wanger International                                             0.86         --     0.21            --           1.07(17)


Wanger USA                                                       0.86         --     0.12            --           0.98(17)





    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.58% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3), 0.83% for Columbia Variable Portfolio - Income Opportunities Fund (Class 3), 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 1.02% for Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3) and 0.95% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3).


  (2)Expense ratios have been adjusted to reflect current fees.


  (3)Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.85% of the Fund's average daily net assets on an annualized basis. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.


  (4)Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.91% for Columbia Variable Portfolio - Marsico Growth Fund, Class 1 and 1.45% for Columbia Variable Portfolio - Marsico International Opportunities Fund, Class 2 of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.


  (5)Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.03% of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.


  (6)Effective January 1, 2011, Credit Suisse will voluntarily waive fees and reimburse expenses so that the Portfolio's annual expenses will not exceed 1.05% of the Portfolio's average daily net assets.


  (7)The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012. After fee reductions, net expenses would be 0.90% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.05% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


  (8)The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


  (9)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-


--------------------------------------------------------------------------------
 14 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


 (10)Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012. After fee waivers, net expenses would be 1.02%.


 (11)The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares and 1.35% for Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


 (12)The Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund's prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.


 (13)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Funds' prospectus.


 (14)PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.305%.


 (15)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for Variable Portfolio - Aggressive Portfolio (Class 4), 0.86% for Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for Variable
     Portfolio - Moderate Portfolio (Class 4), 0.98% Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for Variable Portfolio - Moderately Conservative Portfolio (Class 4).


 (16)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.90% for Variable Portfolio - Davis New York Venture Fund (Class 3) and 1.14% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


 (17)The advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.83% for Wanger International and 0.85% for Wanger USA of the Fund's average daily net assets until April 30, 2012. After fee waivers and/or reimbursements, net expenses would be 1.04% for Wanger International and 0.97% for Wanger USA.



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  15

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENT CONTRACT:
(applications signed on or after July 19, 2010)


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the MAV Death Benefit and one of the SecureSource Stages NY riders or Accumulation Protector Benefit rider(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Ten-year
surrender charge
schedule             $1,244      $2,288      $3,148      $5,277           $524       $1,568      $2,608      $5,187

Seven-year
surrender charge
schedule              1,264       2,256       3,239       5,352            544        1,625       2,698       5,352

Five-year
surrender charge
schedule              1,299       2,266       3,039       5,642            579        1,725       2,859       5,642




MINIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Ten-year
surrender charge
schedule              $935       $1,378      $1,602      $2,237           $191        $586       $1,002      $2,137

Seven-year
surrender charge
schedule               954        1,337       1,707       2,355            211         649        1,107       2,355

Five-year
surrender charge
schedule               987        1,341       1,489       2,726            247         757        1,289       2,726



ORIGINAL CONTRACT:
(applications signed prior to July 19, 2010)




MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and the SecureSource - Joint Life rider(2),(3). Although your actual costs may be lower, based on the assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $1,274      $2,285      $3,286      $5,438           $554       $1,655      $2,745      $5,438

Five-year
surrender charge
schedule              1,304       2,281       3,063       5,686            584        1,740       2,882       5,686






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $1,259      $2,243      $3,218      $5,312           $539       $1,612      $2,677      $5,312

Five-year
surrender charge
schedule              1,289       2,238       2,994       5,563            569        1,697       2,813       5,563





--------------------------------------------------------------------------------
 16  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                  $954       $1,337      $1,707      $2,355           $211        $649       $1,107      $2,355

Five-year
surrender charge
schedule               983        1,326       1,463       2,673            242         742        1,263       2,673






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                  $940       $1,294      $1,628      $2,192           $196        $602       $1,028      $2,192

Five-year
surrender charge
schedule               968        1,283       1,385       2,515            227         695        1,185       2,515



(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $40.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.


THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix L.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  17

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.



--------------------------------------------------------------------------------
 18  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:



  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.


  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  19

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein            N              Y        Seeks to maximize total return   AllianceBernstein L.P.
VPS Balanced Wealth                                  consistent with
Strategy Portfolio                                   AllianceBernstein's
(Class B)                                            determination of reasonable
                                                     risk.
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Global Thematic                                  capital.
Growth Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Growth and                                       capital.
Income Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS International                                    capital.
Value Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

American Century VP          N              Y        The Fund pursues long-term       American Century Investment
Inflation                                            total return using a strategy    Management, Inc.
Protection, Class II                                 that seeks to protect against
                                                     U.S. inflation.
--------------------------------------------------------------------------------------------------------------------

American Century VP          N              Y        Seeks capital growth.            American Century Investment
International, Class                                                                  Management, Inc.
II
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Mid Cap Value, Class                                 growth. Income is a secondary    Management, Inc.
II                                                   objective.
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Ultra(R), Class II                                   growth.                          Management, Inc.
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Value, Class II                                      growth. Income is a secondary    Management, Inc.
                                                     objective.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks maximum current income     Columbia Management Investment
Portfolio - Cash                                     consistent with liquidity and    Advisers, LLC
Management Fund                                      stability of principal.
(Class 3)
(previously
RiverSource Variable
Portfolio - Cash
Management Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high level of current      Columbia Management Investment
Portfolio - Diversi-                                 income while attempting to       Advisers, LLC
fied Bond Fund                                       conserve the value of the
(Class 3)                                            investment for the longest
(previously                                          period of time.
RiverSource Variable
Portfolio - Diversi-
fied Bond Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Columbia Variable            Y              Y        Seeks high level of current      Columbia Management Investment
Portfolio - Diversi-                                 income and, as a secondary       Advisers, LLC
fied Equity Income                                   goal, steady growth of
Fund (Class 3)                                       capital.
(previously
RiverSource Variable
Portfolio - Diversi-
fied Equity Income
Fund (Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks capital appreciation.      Columbia Management Investment
Portfolio - Dynamic                                                                   Advisers, LLC
Equity Fund (Class
3) (previously
RiverSource Variable
Portfolio - Dynamic
Equity Fund (Class
3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Emerging                                 growth.                          Advisers, LLC, adviser;
Markets Opportunity                                                                   Threadneedle International
Fund (Class 3)                                                                        Limited, an indirect wholly-
(previously                                                                           owned subsidiary of Ameriprise
Threadneedle                                                                          Financial, sub-adviser.
Variable
Portfolio - Emerging
Markets Fund (Class
3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Non-diversified fund that        Columbia Management Investment
Portfolio - Global                                   seeks total return that          Advisers, LLC
Inflation Protected                                  exceeds the rate of inflation
Securities Fund                                      over the long term.
(Class 3)
(previously
RiverSource Variable
Portfolio - Global
Inflation Protected
Securities Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks total return, consisting   Columbia Management Investment
Portfolio - High                                     of a high level of income and    Advisers, LLC
Income Fund, Class 2                                 capital appreciation.
(previously Columbia
High Yield Fund,
Variable Series,
Class B))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high current income,       Columbia Management Investment
Portfolio - High                                     with capital growth as a         Advisers, LLC
Yield Bond Fund                                      secondary objective.
(Class 3)
(previously
RiverSource Variable
Portfolio - High
Yield Bond Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  21

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Columbia Variable            Y              Y        Seeks high total return          Columbia Management Investment
Portfolio - Income                                   through current income and       Advisers, LLC
Opportunities Fund                                   capital appreciation.
(Class 3)
(previously
RiverSource Variable
Portfolio - Income
Opportunities Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks capital appreciation.      Columbia Management Investment
Portfolio - In-                                                                       Advisers, LLC, adviser;
ternational                                                                           Threadneedle International
Opportunity Fund                                                                      Limited, an indirect wholly-
(Class 3)                                                                             owned subsidiary of Ameriprise
(previously                                                                           Financial, sub-adviser.
Threadneedle
Variable
Portfolio - In-
ternational
Opportunity Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Large                                    growth.                          Advisers, LLC
Cap Growth Fund
(Class 3)
(previously Seligman
Variable
Portfolio - Growth
Fund (Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Marsico                                  capital.                         Advisers, LLC, adviser;
Growth Fund, Class 1                                                                  Marsico Capital Management,
(previously Columbia                                                                  LLC, subadviser.
Marsico Growth Fund,
Variable Series,
Class A)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Marsico                                  capital.                         Advisers, LLC, adviser;
International                                                                         Marsico Capital Management,
Opportunities Fund,                                                                   LLC, subadviser.
Class 2 (previously
Columbia Marsico
International
Opportunities Fund,
Variable Series,
Class B))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            N              Y        Seeks growth of capital.         Columbia Management Investment
Portfolio - Mid Cap                                                                   Advisers, LLC
Growth Opportunity
Fund (Class 3)
(previously
RiverSource Variable
Portfolio - Mid Cap
Growth Fund (Class
3))
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Columbia Variable            Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Mid Cap                                  capital.                         Advisers, LLC
Value Opportunity
Fund (Class 3)
(previously
RiverSource Variable
Portfolio - Mid Cap
Value Fund (Class
3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - S&P 500                                  appreciation.                    Advisers, LLC
Index Fund (Class 3)
(previously
RiverSource Variable
Portfolio - S&P 500
Index Fund (Class
3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            N              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Select                                   capital.                         Advisers, LLC
Large-Cap Value Fund
(Class 3)
(previously Seligman
Variable
Portfolio - Larger-
Cap Value Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high level of current      Columbia Management Investment
Portfolio - Short                                    income and safety of principal   Advisers, LLC
Duration U.S.                                        consistent with investment in
Government Fund                                      U.S. government and government
(Class 3)                                            agency securities.
(previously
RiverSource Variable
Portfolio - Short
Duration U.S.
Government Fund
(Class 3))
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Small                                    appreciation.                    Advisers, LLC
Cap Value Fund,
Class 2 (previously
Columbia Small Cap
Value Fund, Variable
Series, Class B)
--------------------------------------------------------------------------------------------------------------------

Credit Suisse                Y              Y        Seeks total return.              Credit Suisse Asset
Trust - Commodity                                                                     Management, LLC
Return Strategy
Portfolio
--------------------------------------------------------------------------------------------------------------------

Dreyfus Investment           N              Y        Seeks investment results that    The Dreyfus Corporation
Portfolios MidCap                                    are greater than the total
Stock Portfolio,                                     return performance of publicly
Service Shares                                       traded common stocks of
                                                     medium-size domestic companies
                                                     in the aggregate, as
                                                     represented by the Standard &
                                                     Poor's MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  23

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Dreyfus Investment           N              Y        Seeks capital appreciation.      The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             N              Y        Seeks long-term capital growth   The Dreyfus Corporation,
Investment Fund                                      consistent with the              adviser; Fayez Sarofim & Co.,
Appreciation                                         preservation of capital. Its     sub-adviser.
Portfolio, Service                                   secondary goal is current
Shares                                               income.
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             Y              Y        Seeks capital growth.            The Dreyfus Corporation,
Investment Fund                                                                       adviser; Newton Capital
International Equity                                                                  Management Limited, sub-
Portfolio, Service                                                                    adviser
Shares
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             Y              Y        Seeks long-term capital          The Dreyfus Corporation
Investment Fund                                      growth.
International Value
Portfolio, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Eaton Vance VT               Y              Y        Seeks high level of current      Eaton Vance Management
Floating-Rate Income                                 income.
Fund
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks long-term capital          Fidelity Management & Research
Contrafund(R)                                        appreciation. Normally invests   Company (FMR) is the fund's
Portfolio Service                                    primarily in common stocks.      manager. Fidelity Investments
Class 2                                              Invests in securities of         Money Management, Inc. (FIMM)
                                                     companies whose value it         and other affiliates of FMR
                                                     believes is not fully            serve as sub-advisers for the
                                                     recognized by the public.        fund.
                                                     Invests in either "growth"
                                                     stocks or "value" stocks or
                                                     both. The fund invests in
                                                     domestic and foreign issuers.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              N              Y        Seeks to achieve capital         FMR is the fund's manager.
Growth Portfolio                                     appreciation. Normally invests   FIMM and other affiliates of
Service Class 2                                      primarily in common stocks.      FMR serve as sub-advisers for
                                                     Invests in companies that it     the fund.
                                                     believes have above-average
                                                     growth potential (stocks of
                                                     these companies are often
                                                     called "growth" stocks). The
                                                     Fund invests in domestic and
                                                     foreign issuers.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks as high level of current   FMR is the fund's manager.
Investment Grade                                     income as is consistent with     FIMM and other affiliates of
Bond Portfolio                                       the preservation of capital.     FMR serve as sub-advisers for
Service Class 2                                      Normally invests at least 80%    the fund.
                                                     of assets in investment-grade
                                                     debt securities (those of
                                                     medium and high quality) of
                                                     all types and repurchase
                                                     agreements for those
                                                     securities.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid          Y              Y        Seeks long-term growth of        FMR is the fund's manager.
Cap Portfolio                                        capital. Normally invests        FIMM and other affiliates of
Service Class 2                                      primarily in common stocks.      FMR serve as sub-advisers for
                                                     Normally invests at least 80%    the fund.
                                                     of assets in securities of
                                                     companies with medium market
                                                     capitalizations. May invest in
                                                     companies with smaller or
                                                     larger market capitalizations.
                                                     Invests in domestic and
                                                     foreign issuers. The Fund
                                                     invests in either "growth" or
                                                     "value" common stocks or both.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks long-term growth of        FMR is the fund's manager.
Overseas Portfolio                                   capital. Normally invests        FIMM and other affiliates of
Service Class 2                                      primarily in common stocks       FMR serve as sub-advisers for
                                                     allocating investments across    the fund.
                                                     different countries and
                                                     regions. Normally invests at
                                                     least 80% of assets in non-
                                                     U.S. securities.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              Y              Y        Seeks to maximize income while   Franklin Advisers, Inc.
Income Securities                                    maintaining prospects for
Fund - Class 2                                       capital appreciation. The fund
                                                     normally invests in both
                                                     equity and debt securities.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              N              Y        Seeks long-term capital          Franklin Advisory Services,
Rising Dividends                                     appreciation, with               LLC
Securities                                           preservation of capital as an
Fund - Class 2                                       important consideration. The
                                                     fund normally invests at least
                                                     80% of its net assets in
                                                     investments of companies that
                                                     have paid rising dividends.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              N              Y        Seeks long-term capital          Franklin Advisers, Inc.
Small-Mid Cap Growth                                 growth. The fund normally
Securities                                           invests at least 80% of its
Fund - Class 2                                       net assets in investments of
                                                     small capitalization and mid
                                                     capitalization companies.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares         N              Y        Seeks capital appreciation,      Franklin Mutual Advisers, LLC
Securities                                           with income as a secondary
Fund - Class 2                                       goal. The fund normally
                                                     invests primarily in U.S. and
                                                     foreign equity securities that
                                                     the manager believes are
                                                     undervalued.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  25

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton             Y              Y        Seeks high current income,       Franklin Advisers, Inc.
Global Bond                                          consistent with preservation
Securities                                           of capital, with capital
Fund - Class 2                                       appreciation as a secondary
                                                     consideration. The fund
                                                     normally invests at least 80%
                                                     of its net assets in bonds,
                                                     which include debt securities
                                                     of any maturity, such as
                                                     bonds, notes, bills and
                                                     debentures.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton             Y              Y        Seeks long-term capital          Templeton Global Advisors
Growth Securities                                    growth. The fund normally        Limited
Fund - Class 2                                       invests primarily in equity
                                                     securities of companies
                                                     located anywhere in the world,
                                                     including those in the U.S.
                                                     and emerging markets.
--------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT            Y              Y        Seeks long-term capital          Goldman Sachs Asset
Mid Cap Value                                        appreciation.                    Management, L.P.
Fund - Institutional
Shares
--------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT            Y              Y        Seeks long-term growth of        Goldman Sachs Asset
Structured U.S.                                      capital.                         Management, L.P.
Equity
Fund - Institutional
Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Basic           N              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Value Fund, Series                                   capital.
II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital         Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Appreciation Fund,                                   capital.
Series II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital         Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Development Fund,                                    capital.
Series II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global          Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Health Care Fund,                                    capital.
Series II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I.                 Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
International Growth                                 capital.
Fund, Series II
Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Mid Cap         N              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Core Equity Fund,                                    capital.
Series II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen           Y              Y        Seeks capital growth and         Invesco Advisers, Inc.
V.I. Comstock Fund,                                  income through investments in
Series II Shares                                     equity securities, including
(previously Van                                      common stocks, preferred
Kampen LIT Comstock                                  stocks and securities
Portfolio, Class II                                  convertible into common and
Shares)                                              preferred stocks.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 26  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Y              Y        Seeks long-term growth of        Janus Capital Management LLC
Janus Portfolio:                                     capital in a manner consistent
Service Shares                                       with the preservation of
                                                     capital.
--------------------------------------------------------------------------------------------------------------------

Legg Mason                   Y              Y        Seeks long-term growth of        Legg Mason Partners Fund
ClearBridge Variable                                 capital.                         Advisor, LLC, adviser;
Small Cap Growth                                                                      ClearBridge Advisors, LLC,
Portfolio, Class I                                                                    sub-adviser.
--------------------------------------------------------------------------------------------------------------------

MFS(R) Investors             N              Y        Seeks capital appreciation.      MFS Investment Management(R)
Growth Stock
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery         N              Y        Seeks capital appreciation.      MFS Investment Management(R)
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return          Y              Y        Seeks total return.              MFS Investment Management(R)
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities             Y              Y        Seeks total return.              MFS Investment Management(R)
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           Y              Y        Seeks current income and         Morgan Stanley Investment
Global Real Estate                                   capital appreciation.            Management Inc., adviser;
Portfolio, Class II                                                                   Morgan Stanley Investment
Shares (previously                                                                    Management Limited and Morgan
Van Kampen's UIF                                                                      Stanley Investment Management
Global Real Estate                                                                    Company, subadvisers.
Portfolio, Class II
Shares)
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           Y              Y        Seeks long-term capital growth   Morgan Stanley Investment
Mid Cap Growth                                       by investing primarily in        Management Inc.
Portfolio, Class II                                  common stocks and other equity
Shares (previously                                   securities.
Van Kampen's UIF Mid
Cap Growth
Portfolio, Class II
Shares)
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           N              Y        Non-diversified Portfolio that   Morgan Stanley Investment
U.S. Real Estate                                     seeks above-average current      Management Inc.
Portfolio, Class II                                  income and long-term capital
Shares (previously                                   appreciation by investing
Van Kampen's UIF                                     primarily in equity securities
U.S. Real Estate                                     of companies in the U.S. real
Portfolio, Class II                                  estate industry, including
Shares)                                              real estate investment trusts.
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital          Y              Y        Seeks capital appreciation.      OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Global           Y              Y        Seeks long-term capital          OppenheimerFunds, Inc.
Securities Fund/VA,                                  appreciation.
Service Shares
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  27

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global           Y              Y        Seeks high current income by     OppenheimerFunds, Inc.
Strategic Income                                     investing mainly in debt
Fund/VA, Service                                     securities.
Shares
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Main             Y              Y        Seeks capital appreciation.      OppenheimerFunds, Inc.
Street Small- & Mid-
Cap Fund(R)/VA
Service Shares
(previously
Oppenheimer Main
Street Small Cap
Fund/VA, Service
Shares)
--------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset          Y              Y        Seeks maximum real return        Pacific Investment Management
Portfolio, Advisor                                   consistent with preservation     Company LLC
Share Class                                          of real capital and prudent
                                                     investment management.
--------------------------------------------------------------------------------------------------------------------

Putnam VT Global             N              Y        Seeks capital appreciation.      Putnam Investment Management,
Health Care                                                                           LLC, adviser; Putnam Advisory
Fund - Class IB                                                                       Company, LLC, sub-adviser.
Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT                    N              Y        Seeks capital appreciation.      Putnam Investment Management,
International Equity                                                                  LLC, adviser; Putnam Advisory
Fund - Class IB                                                                       Company, LLC, sub-adviser.
Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT Multi-Cap          N              Y        Seeks long-term capital          Putnam Investment Management,
Growth Fund - Class                                  appreciation.                    LLC
IB Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap          N              Y        Seeks capital appreciation.      Putnam Investment Management,
Value Fund - Class                                                                    LLC
IB Shares
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Aggress-                                 return that is consistent with   Advisers, LLC
ive Portfolio (Class                                 an aggressive level of risk.
2)                                                   This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in equity securities and also
                                                     invests a small amount in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 28  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Aggress-                                 return that is consistent with   Advisers, LLC
ive Portfolio (Class                                 an aggressive level of risk.
4)                                                   This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in equity securities and also
                                                     invests a small amount in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Conserv-                                 return that is consistent with   Advisers, LLC
ative Portfolio                                      a conservative level of risk.
(Class 2)                                            This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Conserv-                                 return that is consistent with   Advisers, LLC
ative Portfolio                                      a conservative level of risk.
(Class 4)                                            This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Davis                                    growth.                          Advisers, LLC, adviser; Davis
New York Venture                                                                      Selected Advisers, L.P.,
Fund (Class 3)                                                                        subadviser.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Goldman                                  capital.                         Advisers, LLC, adviser;
Sachs Mid Cap Value                                                                   Goldman Sachs Asset
Fund (Class 3)                                                                        Management, L.P., subadviser.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  29

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderate                                 return that is consistent with   Advisers, LLC
Portfolio (Class 2)                                  a moderate level of risk. This
                                                     is a "fund of funds" and seeks
                                                     to achieve its objective by
                                                     investing in a combination of
                                                     underlying funds. The fund
                                                     invests primarily in a balance
                                                     of underlying funds that
                                                     invest in fixed income
                                                     securities and underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderate                                 return that is consistent with   Advisers, LLC
Portfolio (Class 4)                                  a moderate level of risk. This
                                                     is a "fund of funds" and seeks
                                                     to achieve its objective by
                                                     investing in a combination of
                                                     underlying funds. The fund
                                                     invests primarily in a balance
                                                     of underlying funds that
                                                     invest in fixed income
                                                     securities and underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Aggressive                                       a moderately aggressive level
Portfolio (Class 2)                                  of risk. This is a "fund of
                                                     funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in equity
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in fixed
                                                     income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Aggressive                                       a moderately aggressive level
Portfolio (Class 4)                                  of risk. This is a "fund of
                                                     funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in equity
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in fixed
                                                     income securities.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 30  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Conservative                                     a moderately conservative
Portfolio (Class 2)                                  level of risk. This is a "fund
                                                     of funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in fixed income
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Conservative                                     a moderately conservative
Portfolio (Class 4)                                  level of risk. This is a "fund
                                                     of funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in fixed income
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Partners                                 appreciation.                    Advisers, LLC, adviser;
Small Cap Value Fund                                                                  Barrow, Hanley, Mewhinney &
(Class 3)                                                                             Strauss, Inc., Denver
                                                                                      Investment Advisors LLC,
                                                                                      Donald Smith & Co., Inc.,
                                                                                      River Road Asset Management,
                                                                                      LLC and Turner Investment
                                                                                      Partners, Inc., subadvisers.
--------------------------------------------------------------------------------------------------------------------

Wanger International         Y              Y        Seeks long-term capital          Columbia Wanger Asset
                                                     appreciation.                    Management, LLC
--------------------------------------------------------------------------------------------------------------------

Wanger USA                   Y              Y        Seeks long-term capital          Columbia Wanger Asset
                                                     appreciation.                    Management, LLC
--------------------------------------------------------------------------------------------------------------------




THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk.

--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  31

You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


CURRENT CONTRACT:
(applications signed on or after July 19, 2010)


THE REGULAR FIXED ACCOUNT

Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Making the Most of Your
Contract -- Transfer policies").



THE SPECIAL DCA FIXED ACCOUNT


You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.



You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.



In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.



The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:



- for the Special DCA fixed account and the regular fixed account; and



- for the Special DCA fixed accounts with terms of differing length.



Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:



- the Special DCA fixed account for a six month term;



- the Special DCA fixed account for a twelve month term;



- the PN program investment option in effect;



- if no PN program investment option is in effect, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.



Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.



--------------------------------------------------------------------------------
 32  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.



If your contract permits, and you discontinue your participation in a PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.



You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").



Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."



ORIGINAL CONTRACT:



(applications signed prior to July 19, 2010)



ONE-YEAR FIXED ACCOUNT


Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").



DCA FIXED ACCOUNT


You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.



You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.



In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.



The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:



- for the DCA fixed account and the one-year fixed account;



- for the DCA fixed accounts with terms of differing length;



- for amounts in the DCA fixed account that are transferred to the one-year fixed account; and



- for amounts in the DCA fixed account that are transferred to the subaccounts.



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  33

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:



- the DCA fixed account for a six month term;



- the DCA fixed account for a twelve month term;



- the PN program investment option in effect;



- if no PN program investment option is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.



If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:



- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;



- to the PN program investment option then in effect;



- if no PN program investment option is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.



If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.



If you participate in the PN program and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.



If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").



You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").



Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."


BUYING YOUR CONTRACT




New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger.



When you applied, you could have selected:



CURRENT CONTRACT:



(applications signed on or after July 19, 2010)



- the regular fixed account, the Special DCA fixed account and/or subaccounts in which you want to invest;



- how you want to make purchase payments;



- a beneficiary;



--------------------------------------------------------------------------------
 34  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- the length of the surrender charge period (five, seven or ten years);



- the optional PN program; and



- the following optional death benefit rider:



  -  MAV Death Benefit.



In addition, you could have also selected one of the following optional living benefits (both require the use of the PN program):



- SecureSource Stages NY rider; or



- Accumulation Protector Benefit rider.



The Current Contract provides for allocation of purchase payments to the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.



ORIGINAL CONTRACT:



(applications signed prior to July 19, 2010)



- the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;



- how you want to make purchase payments;



- a beneficiary;



- the length of the surrender charge period (five, seven or ten years);



- the optional PN program; and



- one of the following optional death benefits:



  - ROP Death Benefit; or



  - the optional MAV Death Benefit.



In addition, you could have also selected one of the following optional living benefit (all require the use of the PN program):



- SecureSource rider;





- Accumulation Protector Benefit rider;



- Guarantor Withdrawal Benefit for Life rider;



- Guarantor Withdrawal Benefit rider;



- Income Assurer Benefit - MAV rider;



- Income Assurer Benefit - 5% Accumulation Benefit Base rider; or



- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base rider.



The Original Contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or to the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


FOR BOTH THE CURRENT CONTRACT AND THE ORIGINAL CONTRACT:

We applied your purchase payment to your investment selections within two business days after we receive it at our corporate office. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  35

For the Current Contract, you may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.


You may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.


THE ANNUITIZATION START DATE



CURRENT CONTRACT:


Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.



The annuitization start date must be:



- no earlier than 13 months after the contract's effective date; and no later than



- the owner's 95th birthday or the tenth contract anniversary, if later,



- or such other date as agreed to by us.



Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.



If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B -- Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.



If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.



Please see "SecureSource Stages NY -- Other Provisions" section regarding options under this rider at the annuitization start date.



ORIGINAL CONTRACT:


Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments and you will receive the first payment on the annuitization start date. The first annuity payment will be made as provided by the annuity payment plan you select. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin. The annuitization start date may not be earlier than 13 months after the effective contract date.



The annuitization start date must be:



- the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1),



- or such other date as agreed upon by us.



Prior to your annuitization start date, we will contact you with your options. If you do not make an election, your annuitization start date will be deferred.



FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:



- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or



- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).



If you satisfy your required minimum distributions in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.



--------------------------------------------------------------------------------
 36  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.



(1) Applies to contracts with applications signed on or after June 19, 2006. For all other contracts, the annuitization start date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.


BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select one of the SecureSource series - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.


PURCHASE PAYMENTS


Purchase payment amounts and purchase payment timing may be limited under the terms of your contract.



If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.



MINIMUM INITIAL PURCHASE PAYMENT


  $10,000



MINIMUM ADDITIONAL PURCHASE PAYMENTS


  $50 for SIPs



  $100 for all other payment types



MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT CORPORATE OFFICE APPROVAL)



  - CURRENT CONTRACT:


    (applications signed on or after July 19, 2010)



  MAXIMUM TOTAL PURCHASE PAYMENTS* BASED ON YOUR AGE ON THE EFFECTIVE DATE OF THE PAYMENT:



For the first year and
  total:
through age 85             $1,000,000
age 86 or older            $0

For each subsequent year:
through age 85             $100,000
age 86 or older            $0




  - ORIGINAL CONTRACT:


    (applications signed prior to July 19, 2010)



  MAXIMUM TOTAL PURCHASE PAYMENTS*


    $1,000,000



* These limits apply in total to all RiverSource Life of NY annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.



ADDITIONAL PURCHASE PAYMENTS RESTRICTION FOR CONTRACTS WITH LIVING BENEFIT
RIDERS



- SecureSource Stages NY



The riders prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment
(ALP) is established and your contract value on an anniversary is less than four times the ALP.



The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000. These purchase payment restrictions are currently being waived until further notice.



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  37

- SecureSource riders



Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments are allowed for the contracts with the SecureSource riders. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.



- Accumulation Protector Benefit rider



Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) for the Current Contract, following the last contract anniversary for each elective step up.



Additional purchase payments to your variable annuity contract with a SecureSource rider, Guarantor Withdrawal Benefit for Life rider, or Guarantor Withdrawal Benefit rider will be limited to $100,000 for the life of your contract.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.


PURCHASE PAYMENT CREDITS

As of June 19, 2006, we no longer offer purchase payment credits. Purchase payment credits were available if you purchased a contract with the seven-year surrender charge schedule with an application signed date before June 19, 2006.


See Appendix G for a description of the purchase payment credits that apply to your policy.


LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.(1) For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.


(1) For contracts with applications signed prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus
    (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.



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 38  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.


If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.


FOR THE CURRENT CONTRACT (APPLICATIONS SIGNED ON OR AFTER JULY 19, 2010), the mortality and expense risk fee you pay is based on the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.



                                                                              MORTALITY AND
TEN-YEAR SURRENDER CHARGE SCHEDULE                                          EXPENSE RISK FEE

CV Death Benefit*                                                                 0.85%

ROPP Death Benefit                                                                0.85

MAV Death Benefit                                                                 1.10




                                                                              MORTALITY AND
SEVEN-YEAR SURRENDER CHARGE                                                 EXPENSE RISK FEE

CV Death Benefit*                                                                 1.05%

ROPP Death Benefit                                                                1.05

MAV Death Benefit                                                                 1.30




                                                                              MORTALITY AND
FIVE-YEAR SURRENDER CHARGE SCHEDULE                                         EXPENSE RISK FEE

CV Death Benefit*                                                                 1.40%

ROPP Death Benefit                                                                1.40

MAV Death Benefit                                                                 1.65



* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.



FOR THE ORIGINAL CONTRACT (APPLICATIONS SIGNED PRIOR TO JULY 19, 2010), the mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the surrender charge schedule that applies to your contract.



SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR
CONTRACTS WITH APPLICATIONS SIGNED
ON OR AFTER JUNE 19, 2006                         QUALIFIED ANNUITIES              NONQUALIFIED ANNUITIES

ROP Death Benefit                                         0.90%                             1.05%

MAV Death Benefit                                         1.10                              1.25

SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR ALL
  OTHER CONTRACTS
ROP Death Benefit                                         1.00%                             1.15%
MAV Death Benefit                                         1.20                              1.35

FIVE-YEAR SURRENDER CHARGE SCHEDULE
ROP Death Benefit                                         1.20%                             1.35%
MAV Death Benefit                                         1.40                              1.55



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we

--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 39 must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. For the Current Contract, the surrender charge lasts for 10 years, 7 years or 5 years from our receipt of each purchase payment, depending on which surrender charge schedule you select when you purchase the contract (see "Expense Summary"). For the Original Contract, the surrender charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which surrender charge schedule you select when you purchase the contract (see "Expense Summary"). The surrender charge percentages that apply to you are shown in your contract.


If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for lifetime RMD amounts, not for a 5 year distribution.


You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:

CURRENT CONTRACT WITHOUT SECURESOURCE STAGES RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.

ORIGINAL CONTRACT WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or

- current contract earnings.

CURRENT CONTRACT WITH SECURESOURCE STAGES RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

- current contract earnings; or


- the Remaining Annual Lifetime Payment


During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or


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 40  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- current contract earnings; or



- the Remaining Annual Lifetime Payment.


ORIGINAL CONTRACT WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.

ORIGINAL CONTRACT WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.


For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge, will equal the amount you request.


EXAMPLE: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (THE SURRENDER CHARGE PERCENTAGES FOR THE 10-YEAR, 7-YEAR AND 5-YEAR SURRENDER CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY".) For example, if you select the 7-Year surrender charge schedule, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 8%. The surrender charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.


For an example, see Appendix A.


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;


- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for lifetime RMD amounts, not for a 5 year distribution;


- amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  41

- surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;


- amounts we refund to you during the free look period;* and


- death benefits.



* However, we will reverse certain purchase payment credits. (See "Appendix H -- Purchase Payment Credits for Eligible Contracts.")


CURRENT CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

- Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

ORIGINAL CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.

- Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.


BOTH CONTRACTS:

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


OPTIONAL LIVING BENEFIT CHARGES



SECURESOURCE STAGES NY RIDER FEE




We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.00% for SecureSource Stages
NY -- Single Life rider or SecureSource Stages NY -- Single Life rider.


The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.


We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.



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 42  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Once you elect the SecureSource Stages NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.



Currently the SecureSource Stages NY rider fee does not vary with the PN program investment options selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages NY - Single Life and SecureSource Stages NY - Joint Life rider fee will not exceed a maximum charge of 1.75%.


The following describes how your annual rider fee may increase:


- We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.


  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,


      (ii)  any ability to make additional purchase payments,



      (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,



      (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and



      (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.



  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.





- Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.


If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.


ACCUMULATION PROTECTOR BENEFIT RIDER FEE


We deduct an annual charge of 1.50%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the charge from the contract value on the contract anniversary. For contract applications signed on or after July 19, 2010, we prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value. For contract applications signed prior to July 19, 2010, we prorate this charge among, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.



Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge.



Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 1.75%.



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  43

We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or



(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the elective step up, the elective spousal continuation step up or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after the annuitization start date.





(1) For contract applications signed prior to Oct. 4 2010, the following charges apply:




APPLICATION SIGNED DATE                                                      CURRENT CHARGE

Before Jan. 26, 2009                                                              0.55%

Jan. 26, 2009 -- May 30, 2009                                                     0.80%

May 3, 2010 -- July 18, 2010                                                      0.95%

July 19, 2010 -- Oct. 3 2010                                                      1.10%








SECURESOURCE RIDER FEE


We deduct an annual charge of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider.



We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.



Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource rider fee will not exceed a maximum of 2.00%(1).



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the elective step up, the elective spousal continuation step up, change your PN program investment option, after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after annuity payouts begin.



(1) For contract applications signed prior to Jan. 26, 2009, the current fee for Single Life rider and for Joint Life rider is 0.65% and the maximum fee for Single Life rider and for Joint Life rider is 1.50%.



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 44  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE
We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to
(1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, or the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.


Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit for Life rider fee will not exceed a maximum fee of 1.50%.



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX J).



We charge an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.



Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  45

If you choose the annual or spousal continuation elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after the annuitization start date.



INCOME ASSURER BENEFIT RIDER FEE


We deduct a charge for this optional feature only if you select it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional
Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit is as follows:




                                                              MAXIMUM              CURRENT
Income Assurer Benefit - MAV                                    1.50%                0.30%

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65




We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum fees shown above. We cannot change the Income Assurer Benefit fee after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you decide to change your PN program investment option after we have exercised our rights to increase the fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect. The waiting period for the rider will be restarted if you elect to change your PN program investment option to ones that cause the rider fee to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years (see "Optional
Benefits -- Income Assurer Benefit Riders"). The charge does not apply after annuity payouts begin or the Income Assurer Benefit terminates.


VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account;

- Original Contract: the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;


  - Guarantor Withdrawal Benefit rider; or



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 46  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  - Income Assurer Benefit rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender; transfer amounts out of a subaccount; or we assess a contract administrative charge, a surrender charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.


Accumulation unit values will fluctuate due to:



- changes in fund net asset value;



- fund dividends distributed to the subaccounts;



- fund capital gains or losses;



- fund operating expenses; and



- mortality and expense risk fee and the variable account administrative charge.



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  47

MAKING THE MOST OF YOUR CONTRACT


AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. The Current Contract allows you to set up regular automatic SIP payments to obtain the benefits of dollar-cost averaging, but does not allow an interest sweep strategy.



There is no charge for dollar-cost averaging.



This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.



HOW DOLLAR-COST AVERAGING WORKS




                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low                         May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high                                 Oct        100            20           5.00




You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.



Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.



Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the "Special DCA Fixed Account", "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.


ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


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 48  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" below and "Appendix H: Asset Allocation Program for Contracts with Applications Signed Before June 19, 2006").


As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see "Special DCA Fixed Account" and "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.


PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)




Under the PN program for the living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.



The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.



You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.



THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.



Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income





FUNDS OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  49

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the fund of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.



If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.



PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your investment professional can help you make this determination although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.



Currently, there are five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), ranging from conservative to aggressive. You may not use more than one investment option at a time.



If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account")), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account or Special DCA fixed account into the investment option or model portfolio you have chosen.



You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:


- limit your choice of investment options based on the amount of your initial purchase payment;


- cancel required participation in the program after 30 days written notice;


- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and



- discontinue the PN program after 30 days written notice.


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a Portfolio Navigator funds of funds, see funds of funds prospectus.



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 50  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE SERIES RIDERS, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, GUARANTOR WITHDRAWAL BENEFIT RIDER AND INCOME ASSURER BENEFIT RIDER


LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM;



- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE SERIES RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource series rider and the Guarantor Withdrawal Benefit for Life rider require that your contract value be invested in one of the PN program investment options for the life of the rider. We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE SERIES RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.



- GUARANTOR WITHDRAWAL BENEFIT RIDER: Because the Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract, and you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT RIDER: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. As long as the Income Assurer Benefit rider is in effect, your contract value must be invested in one of the investment options. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT RIDER IS IN EFFECT.


TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

For the Current Contract, you may transfer contract value from any one subaccount, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the regular fixed account (Current Contract) and the one-year fixed account (Original Contract). You may not transfer contract value to the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). You may not transfer contract value from the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract) except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  51

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES


CURRENT CONTRACT:


- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount to the regular fixed account for six months following that transfer, partial surrender or termination.



- You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. We reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.



- You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See "Special DCA Fixed Account.")



- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your Special DCA fixed account.





(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.



ORIGINAL CONTRACT:


- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.



- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.



- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")



- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your DCA fixed account.



- We reserve the right to limit the number of transfers you may make in a contract year to 12.


MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


--------------------------------------------------------------------------------
 52  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING

--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  53

THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

REGULAR MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

CURRENT CONTRACT:


MINIMUM AMOUNT
Transfers or surrenders: $250 or entire subaccount balance


ORIGINAL CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders:  $500 or entire account balance


ALL CONTRACT:


MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


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 54  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS



Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract) or one-year fixed account (Original Contract) or automated partial surrenders from the regular fixed account (Current Contract), one-year fixed account (Original Contract), Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.



You can start or stop this service by written request or other method acceptable to us.



You must allow 30 days for us to change any instructions that are currently in place.



- Automated transfers from the one-year fixed account (Original Contract only), to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account, within 12 months.



- Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.



- Automated surrenders may be restricted by applicable law under some contracts.



- You may not make additional purchase payments if automated partial surrenders are in effect.



- If the PN program is in effect, you are not allowed to set up an automated transfer except in connection with a Special DCA fixed account (Current Contract) or a DCA fixed account (Original Contract) (see "Special DCA Fixed Account", "Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").



- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.



- If you have one of the SecureSource series of riders, Guarantor Withdrawal Benefit for Life rider, or Guarantor Withdrawal Benefit rider you may set up automated partial withdrawals up to the benefit amount available for withdrawal under the rider.



MINIMUM AMOUNT



CURRENT CONTRACT:



Transfers or surrenders:  $50



ORIGINAL CONTRACT:



Transfers or surrenders:  $100 monthly



                          $250 quarterly, semiannually or annually


 3 BY PHONE

Call:
(800) 504-0469

MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $250 or entire account balance

ORIGINAL CONTRACT:

Transfers or surrenders:  $500 or entire account balance

MAXIMUM AMOUNT


CURRENT CONTRACT:



Transfers:                Contract value or entire account balance
Surrenders:               $100,000



ORIGINAL CONTRACT:



Transfers:                Contract Value or entire account balance


Surrenders:                $25,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a

--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 55 telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see "Optional Benefits"). Any partial surrender request that reverses previous step ups during the 3-year waiting period or exceeds the amount allowed under the rider(s) and impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.


In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
CURRENT CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.


ORIGINAL CONTRACT:

If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1) After executing a partial surrender, the value in each subaccount or one-year fixed account must be either zero or at least $50.

(1) If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.


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 56  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING THE ANNUITANT

For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

For the Original Contract, annuitant changes are not allowed.

CHANGING OWNERSHIP




You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.



If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")



If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  57

However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.



Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.



If you have an Income Assurer Benefit rider, the rider will terminate upon transfer of ownership of the annuity contract.



For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit will continue. The ROPP Death Benefit and MAV Death Benefit values may be reset (see "Benefits in the Case of Death"). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").



The SecureSource -- Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit, the SecureSource -- Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.



For the SecureSource Stages NY -- Single Life rider, the rider will terminate if there is a change of ownership unless (1) the new owner assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change. (See "Optional Benefits.")



The SecureSource Stages NY -- Joint Life rider, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust.).



If we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company.


BENEFITS IN CASE OF DEATH

CURRENT CONTRACT:

(applications signed on or after July 19, 2010)


We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the MAV Death Benefit at contract issue.


If you are age 79 or younger at contract issue, you can elect the optional MAV death benefit. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.


Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

We show the death benefit that applies to your contract at issue on your contract's data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage in effect on the date of your death.




HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:




                                                                              PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROPP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV





--------------------------------------------------------------------------------
 58  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  PS = the amount by which the contract value is reduced as a result of the partial surrender.



  DB = the applicable ROPP value or MAV on the date of (but prior to) the partial surrender



  CV = contract value on the date of (but prior to) the partial surrender.



COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.



CONTRACT VALUE DEATH BENEFIT (CV DEATH BENEFIT): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the contract value after any rider charges have been deducted.



ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.



RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT



The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:



1. the contract value after any rider charges have been deducted, or



2. the ROPP Value.



After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will not be available and the CV death benefit will apply.



After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.



If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.



AS DESCRIBED BELOW, IF YOU ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT THE MAV DEATH BENEFIT. THE DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.



MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT



The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:



1. contract value after any rider charges have been deducted;



2. the ROPP value as described above; or



3. the MAV.



The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.



After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.



After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:



(a) the contract value after any rider charges have been deducted, or



(b) the MAV on that date, but prior to the reset.



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  59

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, the MAV death benefit will terminate and the ROPP death benefit will apply. If your spouse is age 86 or older when the contract was continued, the MAV death benefit will terminate and the CV death benefit will apply.


ORIGINAL CONTRACT:

(applications signed prior to July 19, 2010)


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the MAV Death Benefit at contract issue.

If both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract's data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.

HERE ARE SOME TERMS USED TO DESCRIBE THE DEATH BENEFITS:

                                                                             PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                CV



PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV    =   contract value on the date of (but prior to) the partial surrender.


RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial surrenders.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the MAV on the date of death.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments applied to the contract minus adjusted partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


IF YOU DIE BEFORE THE ANNUITIZATION START DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest,


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 60  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.



NONQUALIFIED ANNUITIES


FOR THE CURRENT CONTRACT:


If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.



There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see "Optional Living Benefits," "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").



If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:



- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and



- payouts begin no later than one year after your death, or other date as permitted by the IRS; and



- the payout period does not extend beyond the beneficiary's life or life expectancy.



FOR THE ORIGINAL CONTRACT:


If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.



There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Living Benefits" and "Optional Death Benefits".)



If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:



- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and



- payouts begin no later than one year after your death, or other date as permitted by the IRS; and



- the payout period does not extend beyond the beneficiary's life or life expectancy.



QUALIFIED ANNUITIES


FOR THE CURRENT CONTRACT:


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.



  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Living Benefits", "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages NY rider will terminate.



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  61

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.



  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum withdrawals established based on your life expectancy.



- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:



  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and



  - payouts begin no later than one year following the year of your death; and



  - the payout period does not extend beyond the beneficiary's life or life expectancy.



If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted.



In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.



FOR THE ORIGINAL CONTRACT:


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.



  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)



- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:



  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and



  - payouts begin no later than one year following the year of your death; and



  - the payout period does not extend beyond the beneficiary's life or life expectancy.



If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted.



In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary



- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.



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 62  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.



OPTIONAL LIVING BENEFITS



SECURESOURCE STAGES NY RIDERS


The SecureSource Stages NY rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.



The SecureSource Stages NY rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.



Your benefits under the rider can be reduced if any of the following occurs:



- If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;



- If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund.



The SecureSource Stages NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.



As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.



Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time.



Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.



AVAILABILITY


There are two optional SecureSource Stages NY riders available under your contract:



- SecureSource Stages NY -- Single Life



- SecureSource Stages NY -- Joint Life



The information in this section applies to both SecureSource Stages NY riders, unless otherwise noted.



For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



The SecureSource Stages NY -- Single Life rider covers one person. The SecureSource Stages NY -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages NY -- Single Life rider or the SecureSource Stages NY -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource Stages NY rider is an optional benefit that you may select for an additional annual charge if:



- SINGLE LIFE: you are 85 or younger on the date the contract is issued; or



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  63

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.



The SecureSource Stages NY riders are not available under an inherited qualified annuity.



The SecureSource Stages NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:



- SINGLE LIFE: death (see "At Death" heading below).



- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).



KEY TERMS


The key terms associated with the SecureSource Stages NY rider are:



AGE BANDS: Each age band is associated with a lifetime payment percentage. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.



ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band.



ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.



BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn or annuitized and is not payable as a death benefit.



CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.



EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.



EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.



LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment.



PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.



RIDER CREDIT: an amount that can be added to the benefit base for up to ten years based on a rider credit percentage of 8% for the first credit and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Rider credits are available for a ten year rider credit period as follows: If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary. If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.



WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.



IMPORTANT SECURESOURCE STAGES NY RIDER CONSIDERATIONS


You should consider whether a SecureSource Stages NY rider is appropriate for you taking into account the following considerations:



- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:



  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.



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 64  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

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  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. Any withdrawals in the first 10 years (and later, depending on the issue age) will terminate the rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.



  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.



  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:



  1. the BB and PBG, will be reset to the contract value, if less than their current amount; and



  2. the ALP and RALP, if available, will be recalculated.



  You may request to change your investment option by written request on an authorized form or by another method agreed to by us.



- NON-CANCELABLE: Once elected, the SecureSource Stages NY rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).



  Dissolution of marriage does not terminate the SecureSource Stages NY -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages NY -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.



  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



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




  If you select the SecureSource Stages NY -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".



- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.



LIFETIME BENEFIT DESCRIPTION


SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.



JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.



ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouse) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated.



If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.



SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.



JOINT LIFE: The ALP is established on the earliest of the following dates:



- The rider effective date if the younger covered spouse has already reached age 50.



- The date the younger covered spouse's attained age equals age 50.



- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.



- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already


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 66  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.



LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment.



For Age band:



Single Life



(i) 50-58, percentage is 4%.



(ii) 59-69, percentage is 5%.



(iii) 70-79, percentage is 5.5%.



(iv) 80 and older, percentage is 6%.



Joint Life



(v) 50-58, percentage is 3.5%.



(vi) 59-69, percentage is 4.5%.



(vii) 70-79, percentage is 5%.



(viii) 80 and older, percentage is 5.5%



The age band for the lifetime payment percentage is determined at the following times:



- When the ALP is established: The age band for the lifetime payment percentage is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).



- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)



- Upon annual step-ups. (see "Annual Step-Ups" below).



- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage:(A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age.(B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage.



In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.



DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values benefit base (BB), credit base (CB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:



- On the contract date: The CB, BB and PBG are set equal to the initial purchase payment.



When an additional purchase payment is made: If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.



- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.



Whenever a withdrawal is taken:



  (a) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.



  (b) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the adjustment amount and the PBG will be reduced by the greater of the amount of the withdrawal or the adjustment amount but it will not be less than zero. The adjustment amount is calculated as follows:



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  67

G X H     where:
---
  I




          G = the amount the contract value is reduced by the withdrawal



          H = the BB or PBG (as applicable) on the date of (but prior to) the withdrawal



          I = the contract value on the date of (but prior to) the withdrawal.



  (c) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:



          The PBG will be reset to the lesser of:



          (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or



          (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:




A X B     where:
---
  C




          A = the amount of the withdrawal minus the RALP



          B = the PBG minus the RALP on the date of (but prior to) the withdrawal



          C = the contract value on the date of (but prior to) the withdrawal minus the RALP



The BB will be reduced by an amount as calculated below:



D X E     where:
---
  F




          D = the amount of the withdrawal minus the RALP



          E = the BB on the date of (but prior to) the withdrawal



          F = the contract value on the date of (but prior to) the withdrawal minus the RALP.



RIDER ANNIVERSARY PROCESSING: The following describes how the BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.



RIDER CREDITS: If you did not take any withdrawals (including not taking withdrawals before rider credits are available) and you did not decline any rider fee increase, rider credits are available for a ten year period as follows:



  - If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary.



  - If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61.



If the first rider credit is received on the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. If the first rider credit is received on any other anniversary, the rider credit equals the CB as of the prior anniversary multiplied by 8%. On any subsequent rider credit dates, the rider credit equals the CB as of the prior anniversary multiplied by 6%. If the first rider credit is received on the first anniversary, the BB will be set to the greater of the current BB, or the BB 180 days following the contract date, increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. For rider credits received on any other anniversary, the BB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the last rider credit date, after any adjustment to the BB, and there will be no additional rider credits.



ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any annual rider fee increase, future annual step-ups will no longer be available.



The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due


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 68  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.



OTHER PROVISIONS


REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:



- The annual lifetime payment is established;



- The RMD is for your contract alone;



- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. See Appendix F for additional information.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages NY -- Single Life rider terminates.



JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages NY -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.



Unless you decline a rider fee increase, a step-up may be available at the time of spousal continuation. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.



RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.



If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:



- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).



- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).



In either case above:



  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.



  - We will no longer accept additional purchase payments.



  - No more charges will be collected for the rider.



  - The current ALP is fixed for as long as payments are made.



  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.



  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.



- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.



- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  69

AT DEATH:


SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.



JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.



If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:



- elect to take the death benefit under the terms of the contract, or



- elect to take the principal back guarantee available under this rider, or



- continue the contract and the SecureSource Stages NY -- Joint Life rider under the spousal continuation option.



For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:



- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.



- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band



- will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.



In either of the above cases:



- After the date of death, there will be no additional rider credits or annual step-ups.



- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.



On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.



If the PBG equals zero, the benefit terminates. No further payments are made.



CONTRACT OWNERSHIP CHANGES AND ASSIGNMENTS:


SINGLE LIFE: The rider will terminate if there is an assignment or a change of ownership unless (1) the new owner or assignee assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change.



JOINT LIFE: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).



Currently we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above. You will be notified in writing signed by an officer of the company if we change our practice.



ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages NY rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.



If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.



RIDER TERMINATION


The SecureSource Stages NY rider cannot be terminated either by you or us except as follows:



- The rider will terminate if there are certain changes of ownership. (See "Contract Ownership Changes and Assignments" above).



- SINGLE LIFE: after the death benefit is payable, the rider will terminate.



- SINGLE LIFE: spousal continuation will terminate the rider.



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 70  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.



- On the annuitization start date, the rider will terminate.



- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges -- SecureSource Stages NY rider fee").



- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.



- Termination of the contract for any reason will terminate the rider.



For an example, see Appendix E.



ACCUMULATION PROTECTOR BENEFIT RIDER


The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after July 19, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.



If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.



For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:



- Continue your contract;





- Take partial surrenders or make a full surrender; or



- Annuitize your contract.



The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages NY rider.



You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:



- you must participate in the PN program and you must elect one of the PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the PN program investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");



- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below). For the Current Contract, if we waive any restrictions on additional purchase payments, you will be notified in writing signed by an officer of the company;



- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  71

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;



- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and



- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years. (see "Waiting Period" below).



Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.



HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:



BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.



MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.



ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:



  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and



  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.



WAITING PERIOD: The waiting period for the rider is 10 years.



The waiting period may restart on the latest contract anniversary if you change your investment option, resulting in a rider fee increase of more than 0.20 percentage points, and the remaining waiting period before the change was less than three years.



Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.



AUTOMATIC STEP UP



On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:



  1. 80% of the contract value on the contract anniversary; or



  2. the MCAV immediately prior to the automatic step up.



The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.



The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).



ELECTIVE STEP UP OPTION



Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.



We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.



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




The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.



The elective step up option is not available for inherited IRAs or for the Current Contract only, if the benefit date would be after the annuitization start date.



ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS -- CURRENT CONTRACT ONLY



If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.



SPOUSAL CONTINUATION



If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, the spouse will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.



CHANGE OF OWNERSHIP OR ASSIGNMENT -- CURRENT CONTRACT ONLY



A change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. If we waive our right to terminate the rider for any type of assignments or ownership changes as specified above, you will be notified in writing, signed by an officer of the company.



TERMINATING THE RIDER



The rider will terminate under the following conditions:



The rider will terminate before the benefit date without paying a benefit on the date:



- you take a full surrender;



- annuitization begins;



- the contract terminates as a result of the death benefit being paid; or



- when a beneficiary elects an alternative payment plan which is an inherited
  IRA.



The rider will terminate on the benefit date.



For an example, see Appendix C.



OPTIONAL LIVING BENEFITS
(FOR CONTRACTS WITH APPLICATION SIGNED BEFORE JULY 19, 2010)


For contract applications signed before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.



------------------------------------------------------------------------------------------------------------------------
IF YOUR CONTRACT APPLICATION
IS                              AND YOU SELECTED ONE OF THE                           DISCLOSURE FOR THIS BENEFIT MAY BE
SIGNED(1)...                    FOLLOWING OPTIONAL LIVING BENEFITS...                 FOUND IN THE FOLLOWING SECTION:
------------------------------------------------------------------------------------------------------------------------
Before June 20, 2005            Guarantor Withdrawal Benefit ("Rider B")              Appendix J
------------------------------------------------------------------------------------------------------------------------
June 20, 2005 - June 18,        Guarantor Withdrawal Benefit ("Rider A")              Appendix J
  2006
------------------------------------------------------------------------------------------------------------------------
June 19, 2006 - August 5,       Guarantor Withdrawal Benefit for Life                 Appendix I
  2007
------------------------------------------------------------------------------------------------------------------------
Before May 1, 2007              Income Assurer Benefit                                Appendix K
------------------------------------------------------------------------------------------------------------------------
Before July 19, 2010            SecureSource Rider                                    Appendix D
------------------------------------------------------------------------------------------------------------------------




(1) Your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  73

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below, except under annuity payout Plan E. (See
"Charges -- Surrender charge under Annuity Payout Plan E").


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. The Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").


ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)



Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% or 5% rate of return, which is reinvested and helps to support future payouts. Assuming your mortality and expense risk fee is based on the ROPP death benefit (Current Contract) or ROP death benefit (Original Contract), if that plus the variable account administrative charge is less than or equal to 1.50%, the standard assumed investment return is 5%. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% assumed investment return. If your mortality and expense risk fee based on the ROPP death benefit (Current Contract) or ROP death benefit (Original Contract) plus the variable account administrative charge is greater than 1.50%, the only annuity table available is based on an assumed investment return of 3.5%. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using a 5% assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.



Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization

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 74  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.



ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the annuitization start date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:





- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or



- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.



For qualified and nonqualified contracts with the SecureSource Stages NY rider, if the annuitization start date is the latest date as described in the "Annuitization Start Date" provision, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  75
monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.



You must select a payout plan as of the annuitization start date set forth in your contract.



IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.



IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.



DEATH AFTER ANNUITY PAYOUTS BEGIN: If you (Current Contract), or you or the annuitant (Original Contract) die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.


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 76  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if surrenders are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended Form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the surrender in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrenders from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  77

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.


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 78  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  79

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.



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 80  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.


- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  81

ISSUER
RiverSource Life of NY issues the contracts. We are located at 20 Madison Avenue Extension, Albany, NY 12203 and are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.



RiverSource Life of NY is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



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 82  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                               PAGE #   CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Surrender Charges    p.  84   Charges -- Surrender Charge                 p.  40
Appendix B: Example -- Death Benefits       p.  93   Benefits in Case of Death                   p.  58
Appendix C: Example -- Accumulation                  Optional Benefits -- Optional Living
Protector Benefit Rider                     p.  95   Benefits                                    p.  63
Appendix D: SecureSource Rider                       N/A
Disclosure                                  p.  96
Appendix E: Example -- SecureSource                  Optional Benefits -- Optional Living
Series of Riders                            p. 108   Benefits                                    p.  63
Appendix F: SecureSource                             Optional Benefits -- Optional Living
Riders -- Additional RMD Disclosure         p. 114   Benefits                                    p.  63
Appendix G: Purchase Payment Credits for             Buying Your Contract -- Purchase Payment
Eligible Contracts                          p. 116   Credits                                     p.  38
Appendix H: Asset Allocation Program for             N/A
Contracts With Applications Signed
Before June 19, 2006                        p. 117
Appendix I: Guarantor Withdrawal Benefit             N/A
for Life Rider Disclosure                   p. 118
Appendix J: Guarantor Withdrawal Benefit             N/A
Rider Disclosure                            p. 131
Appendix K: Income Assurer Benefit                   N/A
Riders                                      p. 140
Appendix L: Condensed Financial                      Condensed Financial Information
Information (Unaudited)                     p. 149   (Unaudited)                                 p.  17



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract), regular fixed account (Current Contract) and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  83

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

Current Contract:
     PPS    =    PPSC + PPF
     PPSC   =    purchase payments surrendered that could be subject to a surrender charge
            =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF    =    purchase payments surrendered that are not subject to a surrender charge
            =    FA - contract earnings, but not less than zero
     PP     =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS     =    amount the contract value is reduced by the surrender
     FA     =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV     =    contract value prior to the surrender

Original Contract:
     PPS    =    XSF + (ACV - XSF) / (CV - TFA) x (PPNPS - XSF)
     XSF    =    10% of prior anniversary's contract value - contract earnings, but not less than zero
     ACV    =    amount the contract value is reduced by the surrender - contract earnings, but not less than zero
     TFA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     PPNPS  =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     CV     =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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 84  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CURRENT CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                                                          PS:        60,000.00             40,000.00

STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF+ (PS - FA) / (CV - FA) * (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        60,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  85

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:         3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,500.00)            (3,206.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,460.00            $36,754.00




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 86  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CURRENT CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                PS (determined by iterative process described        15,376.34             16,062.31
                                                      above):

STEP 5. Now we can determine how much of the PP is being surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        15,376.34             16,062.31
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =         5,376.34             19,375.80


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  87

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:         5,376.34             19,375.80
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:         5,376.34             15,175.80
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:           376.34              1,062.31

STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,376.34             16,062.31
                                            SURRENDER CHARGE:          (376.34)            (1,062.31)
                                                                    ----------            ----------
                              NET PARTIAL SURRENDER PROCEEDS:       $15,000.00            $15,000.00




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 88  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ORIGINAL CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                         surrendered (PPNPS):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings.
                                  Contract value surrendered:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) * (PPNPS - XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  89

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                    ----------            ----------
                 amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:         3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,500.00)            (3,206.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,460.00            $36,754.00




--------------------------------------------------------------------------------
 90  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ORIGINAL CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                         surrendered (PPNPS):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings
                                  Contract value surrendered:        15,376.34             16,062.31
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):         5,376.34             16,062.31

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  91

                                                               CONTRACT WITH GAIN       CONTRACT WITH LOSS

STEP 5.   Now we can determine how much of the PPNPS is
          being surrendered (PPS) as follows:
          PPS = XSF + (ACV - XSF) / (CV - TFA) *
          (PPNPS - XSF)
                                         XSF from Step 4 =               0.00                 4,200.00
                                         ACV from Step 3 =           5,376.34                16,062.31
                                          CV from Step 1 =          60,000.00                40,000.00
                                         TFA from Step 2 =          10,000.00                 4,200.00
                                       PPNPS from Step 1 =          50,000.00                50,000.00
                                                                   ----------               ----------
                                                     PPS =           5,376.34                19,375.80
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with
          a loss, PPS may be greater than the amount you
          request to surrender:
                                                      PPS:           5,376.34                19,375.80
                                                 less XSF:               0.00                 4,200.00
                                                                   ----------               ----------
              amount of PPS subject to a surrender charge:           5,376.34                15,175.80
                  multiplied by the surrender charge rate:             x 7.0%                   x 7.0%
                                                                   ----------               ----------
                                         surrender charge:             376.34                 1,062.31
STEP 7.   The dollar amount you will receive as a result
          of your partial surrender is determined as:
                               Contract value surrendered:          15,376.34                16,062.31
                                         SURRENDER CHARGE:            (376.34)               (1,062.31)
                                                                   ----------               ----------
                           NET PARTIAL SURRENDER PROCEEDS:         $15,000.00               $15,000.00




--------------------------------------------------------------------------------
 92  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- DEATH BENEFITS

CURRENT CONTRACT:

EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.


WE CALCULATE THE ROPP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                              $23,000.00
                                                                                      ----------
Purchase payments minus adjusted partial surrenders:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------




  THE ROPP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  93

ORIGINAL CONTRACT:

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During third contract year the contract value grows to $23,000.


WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $23,000.00
                                                                                      ----------
2. Purchase payments minus adjusted partial surrenders:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------





  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
 94  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract with a seven-year withdrawal schedule (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option.


                                       MCAV
END OF       PARTIAL SURRENDER      ADJUSTMENT                  ACCUMULATION      HYPOTHETICAL
CONTRACT         (BEGINNING        FOR PARTIAL                     BENEFIT           ASSUMED
YEAR              OF YEAR)          SURRENDER        MCAV          AMOUNT        CONTRACT VALUE

1                  $    0             $    0       $100,000        $     0          $112,000

2                       0                  0        102,400              0           128,000

3                       0                  0        108,000              0           135,000

4                       0                  0        108,000              0           118,000

5                       0                  0        108,000              0           100,000

6                   2,000              2,160        105,840              0           122,000

7                       0                  0        112,000              0           140,000

8                       0                  0        112,000              0           121,000

9                   5,000              4,628        107,372              0            98,000

10                      0                  0        107,372         22,372            85,000




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  95

APPENDIX D: SECURESOURCE RIDER DISCLOSURE

SECURESOURCE RIDERS

There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).


--------------------------------------------------------------------------------
 96  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio or investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  97

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the PN program model portfolios or investment options offered under the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate qualifying purchase payments and any purchase payment credits to the DCA fixed account, when available (see "DCA Fixed Account"), and we will make monthly transfers into the PN program model portfolio or investment option you have chosen. You may make two elective PN program model portfolio or investment option changes per contract year; we reserve the right to limit elective PN program model portfolio or investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

You can allocate your contract value to any available PN program investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your PN program model portfolio or investment option to any available PN program investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current PN program model portfolio or investment option is more aggressive than the target PN program model portfolio or investment option. If you are in the static model portfolio this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed PN program model portfolio or investment option changes per contract year and will not cause your rider fee to increase. The target PN program investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your PN program model portfolio or investment option to the target or any PN program model portfolio or investment option that is more conservative than the target PN program model portfolio or investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your investment option (or change from the model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.


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You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  99

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.


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

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  101

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 68.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 68.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.


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THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%,

       of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%,

       of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  103

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending

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 104  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

    - SINGLE LIFE: covered person;

    - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  105

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the

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 106  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than a covered spouse continues the contract, or

  (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  107

APPENDIX E: EXAMPLE -- SECURESOURCE SERIES OF RIDERS

EXAMPLE: SECURESOURCE STAGES NY

EXAMPLE #1: SINGLE LIFE BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate investment option at issue.



                                  HYPOTHETICAL                                          LIFETI-
CONTRACT                             ASSUMED                                               ME
DURATION   PURCHASE    PARTIAL      CONTRACT                                            PAYMENT
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        BB         PBG      ALP      RALP    PERCENT

At Issue   $100,000         NA      $100,000    $100,000   $100,000  $5,000    $5,000       5%

1                 0          0        98,000     108,000    100,000   5,400     5,400       5%

2                 0          0       105,000     114,000    105,000   5,700     5,700       5%

3                 0          0       118,000     120,000    118,000   6,000     6,000       5%

3.5               0      6,000       112,000     120,000    112,000   6,000         0       5%

4                 0          0       115,000     120,000    115,000   6,000     6,000       5%

5                 0          0       130,000     130,000    130,000   7,150(1)  7,150(1)  5.5%(1)

6                 0          0       110,000     130,000    130,000   7,150     7,150     5.5%

7                 0          0       100,000     130,000    130,000   7,150     7,150     5.5%

7.5               0     10,000        90,000     117,000(2) 108,000(2)6,435(2)      0     5.5%

8                 0          0        80,000     117,000    108,000   6,435     6,435     5.5%

9                 0          0        95,000     117,000    108,000   6,435     6,435     5.5%



(1) Because the Annual Step-Up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(2) The $10,000 withdrawal is greater than the $7,150 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description -- Determination of Adjustment of Benefit Values".


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 108  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: JOINT LIFE BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You and your spouse are joint owners and are both age 58.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate investment option at issue.



                                  HYPOTHETICAL                                          LIFETI-
CONTRACT                             ASSUMED                                               ME
DURATION   PURCHASE    PARTIAL      CONTRACT                                            PAYMENT
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        BB         PBG      ALP      RALP    PERCENT

At Issue   $100,000         NA      $100,000    $100,000   $100,000  $3,500    $3,500     3.5%

1                 0          0        98,000     100,000    100,000   4,500(1)  4,500(1)  4.5%

2                 0          0       105,000     105,000    105,000   4,725     4,725     4.5%

3                 0          0       104,000     113,000(2) 105,000   5,085     5,085     4.5%

4                 0          0       115,000     119,000    115,000   5,355     5,355     4.5%

4.5               0      5,355       109,645     119,000    109,645   5,355         0     4.5%

5                 0          0       130,000     130,000    130,000   5,850     5,850     4.5%

6                 0          0       110,000     130,000    130,000   5,850     5,850     4.5%

7                 0          0       100,000     130,000    130,000   5,850     5,850     4.5%

7.5               0     10,000        90,000     117,000(3) 108,000(3)5,265(3)      0     4.5%

8                 0          0        80,000     117,000    108,000   5,265     5,265     4.5%

9                 0          0        95,000     117,000    108,000   5,265     5,265     4.5%


(1) Because the younger covered spouse's attained age is in a higher age band and no withdrawal has been taken, the Lifetime Payment Percentage increased.
(2) You begin receiving credits on the anniversary after the younger covered spouse turns age 61.
(3) The $10,000 withdrawal is greater than the $5,850 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description -- Determination of Adjustment of Benefit Values".


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  109

EXAMPLE: SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.



                                                                                            LIFETIME
                                  HYPOTHETICAL                                             WITHDRAWAL
CONTRACT                             ASSUMED          BASIC WITHDRAWAL BENEFIT              BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT    ------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        GBA        RBA      GBP      RBP      ALP       RALP

At Issue   $100,000    $   N/A      $100,000    $100,000   $100,000  $7,000   $7,000    $  N/A    $  N/A

0.5               0      5,000        92,000     100,000     95,000   7,000    2,000       N/A       N/A

1                 0          0        90,000      90,000(1)  90,000(1)6,300    6,300       N/A       N/A

2                 0          0        81,000      90,000     90,000   6,300    6,300       N/A       N/A

5                 0          0        75,000      90,000     90,000   6,300    6,300     5,400(2)  5,400(2)

5.5               0      5,400        70,000      90,000     84,600   6,300      900     5,400         0

6                 0          0        69,000      90,000     84,600   6,300    6,300     5,400     5,400

6.5               0      6,300        62,000      90,000     78,300   6,300        0     3,720(3)      0

7                 0          0        64,000      90,000     78,300   6,300    6,300     3,840     3,840

7.5               0     10,000        51,000      51,000(4)  51,000(4)3,570        0     3,060(4)      0

8                 0          0        55,000      55,000     55,000   3,850    3,850     3,300     3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.

(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 110  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  111

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)

6.5                 0         4,950           70,000         90,000       85,050      6,300      1,350       4,950           0

7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950

7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0

8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.

(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)

3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  113

APPENDIX F: SECURESOURCE SERIES OF RIDERS -- ADDITIONAL RMD DISCLOSURE


Appendix F: SecureSource Series of Riders -- Additional RMD Disclosure



This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.



For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:



For SecureSource Stages NY riders, each calendar year if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP,





    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.



    - The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.



    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.



    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.



    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages NY riders.



For SecureSource riders,



(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA, it is greater than the RBP from the beginning of the current contract year,


    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource rider.


(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,


    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.


(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,



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 114  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.




The ALERMDA is:



(1) determined by us each calendar year;



(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;



(3) based solely on the value of the contract to which the SecureSource series of riders is attached as of the date we make the determination;



(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:



      1. an individual retirement annuity (Section 408(b));



      2. a Roth individual retirement account (Section 408A);



      3. a Simplified Employee Pension plan (Section 408(k));



      4. a tax-sheltered annuity rollover (Section 403(b)).



In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.



In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



Please contact your tax advisor about the impact of those rules prior to purchasing the SecureSource series of riders.



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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  115

APPENDIX G: PURCHASE PAYMENT CREDITS FOR ELIGIBLE CONTRACTS

Contracts with a seven-year surrender charge schedule with applications signed before June 19, 2006 will receive a purchase payment credit for any purchase payment made to the contract.

We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full surrender in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher surrender charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


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 116  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX H: ASSET ALLOCATION PROGRAMS FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE JUNE 19, 2006

ASSET ALLOCATION PROGRAM
For contracts with applications signed before June 19, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.


Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.


Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.



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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  117

APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER -- DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if:

- your contract application has been signed on or after June 19, 2006; and

- you and the annuitant are 80 or younger on the date the contract is issued.

The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payments to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payments begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payments begin.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA [under the basic withdrawal benefit] is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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 118  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the lifetime withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN model portfolio or investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Unless there has been a spousal continuation or ownership change, any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the PN program investment options offered under the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may


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  allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the PN program investment option you have chosen. We reserve the right to limit the number of PN program investment options from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals are considered taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


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       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify this administrative practice at any time and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that

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

  purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and the each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.


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During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCEDURES AND RBA EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.


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ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCEDURES ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.


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REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone, and

- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the after close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is

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cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will not be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less any withdrawals made in the contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or their investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the after close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.


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We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payment multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the

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

  waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

3. When a beneficiary elects an alternative payment plan which is an inherited IRA.

EXAMPLES OF GUARANTOR WITHDRAWAL BENEFIT FOR LIFE

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. Your age is 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


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

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. These riders are no longer available for purchase.

The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if:

RIDER A
- your contract application has been signed on or after June 20, 2005 and prior to June 19, 2006; and

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B
- your contract application has been signed prior to June 20, 2005;

- you and the annuitant were 79 or younger on the date the contract was issued.

The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Surrender Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").


Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your PN program investment option, the rider charge may change (see "Charges").


You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:

- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the PN program after June 19, 2006 (see "Making the Most of Your Contract -- Portfolio Navigator Program"). The PN program and the asset allocation

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





  program limit your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the PN program investment option you have chosen.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Surrender Provisions"). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The TFA may be greater than GBP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal procedures for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal procedures described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and enhanced rider is to allow amounts you withdraw to satisfy these rules without applying prompt excess withdrawal processing under the terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).


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  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCEDURE
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;


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- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCEDURE
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.


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The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


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

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.


Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


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IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.


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

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
- The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
- During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
- On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
- The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
- The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200
- On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000
- During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
     withdrawal;
           $230,000 - $20,000 =                                           $210,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal.
           $200,000 - $20,000 =                                           $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
     OR
     (2) your contract value immediately following the partial
           withdrawal;
           $230,000 - $20,000 =                                           $210,000


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

  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $200,000 =                                                    $ 14,000
- During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
           withdrawal;
           $175,000 - $25,000 =                                           $150,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal.
           $180,000 - $25,000 =                                           $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
     OR
     (2) your contract value immediately following the partial
           withdrawal;
           $175,000 - $25,000 =                                           $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $150,000 =                                                    $ 10,500




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

APPENDIX K: INCOME ASSURER BENEFIT RIDERS

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you signed your contract application prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit - MAV;

- Income Assurer Benefit - 5% Accumulation Benefit Base; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.


EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the Columbia Variable
Portfolio - Cash Management Fund and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.


EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.


WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your PN program investment option to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit").


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;


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- the annuitant on the retirement date must be between 50 to 86 years old; and

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund; Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + i)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  141

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT - MAV
The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


--------------------------------------------------------------------------------
 142  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial surrenders;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  143

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these following examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


Remember that the riders require you to choose a PN program investment option. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer
Benefit - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.


ASSUMPTIONS:
- You signed your contract application during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and


- you make no additional purchase payments, partial surrenders or changes in PN program investment option; and


- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM          GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY      INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)      BASE - MAV(2)
--------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000           $108,000
      2         125,000            none            125,000            125,000
      3         132,000            none            132,000            132,000
      4         150,000            none            150,000            150,000
      5          85,000            none            150,000            150,000
      6         121,000            none            150,000            150,000
      7         139,000            none            150,000            150,000
      8         153,000            none            153,000            153,000
      9         140,000            none            153,000            153,000
     10         174,000            none            174,000            174,000
     11         141,000            none            174,000            174,000
     12         148,000            none            174,000            174,000
     13         208,000            none            208,000            208,000
     14         198,000            none            208,000            208,000
     15         203,000            none            208,000            208,000
--------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 144  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you assigned your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                     IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------------
  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST           IAB - MAV          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               174,000               643.80
     12            148,000                559.44                    553.52               174,000               657.72
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               208,000               825.76
     15            203,000                826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  145

EXAMPLE -- INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                            BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893
----------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 146  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                    IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------------

  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST          IAB - 5% RF         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               171,034               632.83
     12            148,000                559.44                    553.52               179,586               678.83
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               198,000               786.06
     15            203,000                826.21                    818.09               207,893               846.12
----------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT
BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                    BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------


(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  147

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH        IAB MAX        PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAX PROVISIONS
               ---------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST           IAB MAX          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 148  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX L: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2010. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.





VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                         2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period             $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41   $1.00
Accumulation unit value at end of period                   $1.78   $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                         7       7       7       7       8       8       8       2
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period             $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period                   $1.46   $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.16      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (03/17/2003)
Accumulation unit value at beginning of period             $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.07   $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                         5       5      96     111       1       1       1      --
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec. 31, 2010
  were (1.13%) and (1.12%), respectively.
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period             $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                   $1.28   $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                         7       7       8       8      65      65      65       1
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period             $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period                   $2.18   $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2      11      11      12      82      82      82       9
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period             $0.78   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                   $0.90   $0.78   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  149

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period             $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period                   $1.40   $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.24      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period             $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period                   $1.57   $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                         5       5       5       5      53      55      56       1
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period             $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.10   $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                         4       3     102       9       9      10      14      11
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.27      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 150  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period             $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period                   $1.98   $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                        68      71      78     115     173     185     198      18
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.01      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period             $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48   $1.00
Accumulation unit value at end of period                   $2.86   $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                        21      21      21      49      52      71      75       5
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period             $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57   $1.00
Accumulation unit value at end of period                   $2.17   $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                         6       6       7      36      70      71      71       2
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.15      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.25      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period             $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period                   $1.89   $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  151

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.29      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period             $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18   $1.00
Accumulation unit value at end of period                   $1.45   $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                        23      24      25      26      26      27      28       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period             $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33   $1.00
Accumulation unit value at end of period                   $2.95   $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      24      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period             $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36   $1.00
Accumulation unit value at end of period                   $1.49   $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                        33      33      33      31      69      69      68       4
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period             $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55   $1.00
Accumulation unit value at end of period                   $2.34   $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       1       1       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period             $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period                   $1.60   $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                        98     100     103     168     182     214     234      48
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period             $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53   $1.00
Accumulation unit value at end of period                   $2.21   $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2      11      11      11      12      13      13       9
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.06      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        86      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.16      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 152  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       423      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       277      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       475      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period             $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period                   $2.36   $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2       2       2       3       3       3       3      --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
WANGER USA (07/19/2010)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.29      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                       2010    2009    2008    2007
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                           $0.77   $0.51   $0.99   $1.00
Accumulation unit value at end of period                                 $0.89   $0.77   $0.51   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                           $0.67   $0.56   $0.97   $1.00
Accumulation unit value at end of period                                 $0.74   $0.67   $0.56   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                           $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                                 $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                           $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                                 $1.01   $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   2       2       1      --
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  153

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2010    2009    2008    2007
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                           $0.79   $0.59   $1.04   $1.00
Accumulation unit value at end of period                                 $0.89   $0.79   $0.59   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                           $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                                 $0.85   $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (10/01/2007)
Accumulation unit value at beginning of period                           $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                                 $0.98   $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 157     160      --      --
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3)
  at Dec. 31, 2010 were (2.06%) and (2.04%), respectively.
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $1.05   $0.93   $1.01   $1.00
Accumulation unit value at end of period                                 $1.11   $1.05   $0.93   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                                 $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.66   $0.54   $0.95   $1.00
Accumulation unit value at end of period                                 $0.76   $0.66   $0.54   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.82   $0.48   $1.05   $1.00
Accumulation unit value at end of period                                 $0.96   $0.82   $0.48   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $1.07   $1.02   $1.03   $1.00
Accumulation unit value at end of period                                 $1.09   $1.07   $1.02   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                                 $1.14   $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $1.09   $0.72   $0.98   $1.00
Accumulation unit value at end of period                                 $1.22   $1.09   $0.72   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $1.10   $0.79   $0.99   $1.00
Accumulation unit value at end of period                                 $1.22   $1.10   $0.79   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                                 $0.82   $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                                 $0.80   $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (10/01/2007)
Accumulation unit value at beginning of period                           $0.74   $0.60   $1.01   $1.00
Accumulation unit value at end of period                                 $0.89   $0.74   $0.60   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --       1      --
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 154  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2010    2009    2008    2007
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                                 $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   3       3      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                                 $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                                 $0.83   $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   2       2      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                                 $1.01   $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $0.83   $0.67   $0.95   $1.00
Accumulation unit value at end of period                                 $1.03   $0.83   $0.67   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                           $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                                 $0.92   $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.71   $0.58   $1.02   $1.00
Accumulation unit value at end of period                                 $0.76   $0.71   $0.58   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.77   $0.60   $0.97   $1.00
Accumulation unit value at end of period                                 $0.79   $0.77   $0.60   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                           $1.01   $0.71   $0.99   $1.00
Accumulation unit value at end of period                                 $1.08   $1.01   $0.71   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                                 $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   2       2       1      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $1.09   $0.96   $1.01   $1.00
Accumulation unit value at end of period                                 $1.15   $1.09   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                                 $1.00   $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                                 $0.76   $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   3       3      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $0.90   $0.67   $0.98   $1.00
Accumulation unit value at end of period                                 $0.99   $0.90   $0.67   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --       1      --
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $1.23   $1.05   $1.01   $1.00
Accumulation unit value at end of period                                 $1.38   $1.23   $1.05   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  155

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2010    2009    2008    2007
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                           $0.71   $0.55   $0.97   $1.00
Accumulation unit value at end of period                                 $0.75   $0.71   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.78   $0.60   $0.96   $1.00
Accumulation unit value at end of period                                 $0.96   $0.78   $0.60   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --       1      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                                 $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                                 $0.74   $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                                 $0.81   $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                                 $0.92   $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                                 $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                                 $0.85   $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   3       3       1      --
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.78   $0.59   $0.99   $1.00
Accumulation unit value at end of period                                 $0.88   $0.78   $0.59   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
Accumulation unit value at beginning of period                           $0.81   $0.57   $0.99   $1.00
Accumulation unit value at end of period                                 $0.99   $0.81   $0.57   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                           $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                                 $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --       1      --
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                           $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                                 $0.93   $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.67   $0.48   $0.88   $1.00
Accumulation unit value at end of period                                 $0.80   $0.67   $0.48   $0.88
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                                 $1.04   $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.73   $0.52   $0.97   $1.00
Accumulation unit value at end of period                                 $0.78   $0.73   $0.52   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   3       3      --      --
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 156  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2010    2009    2008    2007
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                                 $0.87   $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --       1      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $1.00   $0.86   $1.02   $1.00
Accumulation unit value at end of period                                 $1.13   $1.00   $0.86   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                           $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                                 $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   2       2      --      --
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                           $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                                 $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   2       2      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                                 $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                                 $0.95   $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 282      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 105      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 105      --      --      --
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  157

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2010    2009    2008    2007
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                           $1.00      --      --      --
Accumulation unit value at end of period                                 $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                           $0.84   $0.62   $0.93   $1.00
Accumulation unit value at end of period                                 $1.02   $0.84   $0.62   $0.93
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   2       2      --      --
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                           $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                                 $0.94   $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                           $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                                 $0.97   $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --       1      --
------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 158  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2010...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  159

                       THIS PAGE LEFT BLANK INTENTIONALLY

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
1 (800) 504-0469

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                              New York, Albany, NY.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2011 RiverSource Life Insurance Company. All rights reserved.



45313 R (4/11)

PROSPECTUS


APRIL 29, 2011


RIVERSOURCE(R)

ENDEAVOR SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469

            (Corporate Office)

            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2


New contracts are not currently being offered.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust

Columbia Funds Variable Series Trust II
  (previously RiverSource Variable Series Trust (RVST))

Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)

Invesco Van Kampen Variable Insurance Funds


Invesco Variable Insurance Funds

Janus Aspen Series: Series Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class

Morgan Stanley Universal Investment Funds (UIF)

Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares

Wanger Advisors Trust


Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  1

RiverSource Life of NY offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   15
FINANCIAL STATEMENTS........................   15
THE VARIABLE ACCOUNT AND THE FUNDS..........   15
THE FIXED ACCOUNT...........................   30
BUYING YOUR CONTRACT........................   32
CHARGES.....................................   34
VALUING YOUR INVESTMENT.....................   39
MAKING THE MOST OF YOUR CONTRACT............   40
WITHDRAWALS.................................   48
TSA -- SPECIAL PROVISIONS...................   49
CHANGING OWNERSHIP..........................   49
BENEFITS IN CASE OF DEATH...................   50
OPTIONAL BENEFITS...........................   52
THE ANNUITY PAYOUT PERIOD...................   66
TAXES.......................................   69
VOTING RIGHTS...............................   72
SUBSTITUTION OF INVESTMENTS.................   72
ABOUT THE SERVICE PROVIDERS.................   73
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.....................   75
APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES...   76
APPENDIX B: EXAMPLE -- DEATH BENEFITS.......   81
APPENDIX C: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(R) RIDER...   82
APPENDIX D: EXAMPLE --
  SECURESOURCE RIDERS.......................   83
APPENDIX E: SECURESOURCE
  RIDERS -- ADDITIONAL RMD DISCLOSURE.......   87
APPENDIX F: PURCHASE PAYMENT CREDITS FOR
  ELIGIBLE CONTRACTS........................   89
APPENDIX G: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  JUNE 19, 2006.............................   90
APPENDIX H: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE(R) RIDER DISCLOSURE......   91
APPENDIX I: GUARANTOR WITHDRAWAL
  BENEFIT RIDER DISCLOSURE..................  104
APPENDIX J: INCOME ASSURER BENEFIT(R) RIDERS
  DISCLOSURE................................  111
APPENDIX K: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  120
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  132





--------------------------------------------------------------------------------
 2  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  3

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The contract allows you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account, the DCA fixed account (if part of your contract) and/or subaccounts of the variable account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).


BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract").


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The One-Year Fixed Account")

- DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "The Fixed Account -- DCA Fixed Account").

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transferring Among Accounts").

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")

OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protector Benefit Rider") and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances the lifetime of a single person (Secure Source - Single Life) or the lifetime of you and your spouse (Secure Source - Joint Life) ("Secure Source Riders"). Optional living benefits require the use of a Portfolio Navigator

--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 5 program (PN program) investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year. We previously offered other optional living benefits. (See "Optional-Benefits"). Optional benefits may have eligibility requirements.


BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (See "Benefits in Case of Death").

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The DCA fixed account is not available during the payout period. (See "The Annuity Payout Period").


--------------------------------------------------------------------------------
 6  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


You selected either a seven-year or five-year withdrawal charge schedule at the time of application.


           SEVEN-YEAR SCHEDULE                         FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE    WITHDRAWAL CHARGE    YEARS FROM PURCHASE    WITHDRAWAL CHARGE
  PAYMENT RECEIPT          PERCENTAGE         PAYMENT RECEIPT          PERCENTAGE
         1                     8%                    1                     8%
         2                     8                     2                     7
         3                     7                     3                     6
         4                     7                     4                     4
         5                     6                     5                     2
         6                     5                     Thereafter            0
         7                     3
         Thereafter            0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

Return of Purchase Payment (ROP) Death
Benefit                                             0.90%                         0.15%                        1.05%

Maximum Anniversary Value (MAV) Death
Benefit                                             1.10                          0.15                         1.25
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.05                          0.15                         1.20

MAV Death Benefit                                   1.25                          0.15                         1.40




--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  7

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

ROP Death Benefit                                   1.00%                         0.15%                        1.15%

MAV Death Benefit                                   1.20                          0.15                         1.35
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.15                          0.15                         1.30

MAV Death Benefit                                   1.35                          0.15                         1.50


FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE



QUALIFIED ANNUITIES

ROP Death Benefit                                 1.20%                           0.15%                           1.35%

MAV Death Benefit                                 1.40                            0.15                            1.55
NONQUALIFIED ANNUITIES

ROP Death Benefit                                 1.35                            0.15                            1.50

MAV Death Benefit                                 1.55                            0.15                            1.70




--------------------------------------------------------------------------------
 8  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)

OPTIONAL LIVING BENEFITS

If eligible, you may have selected one of the following optional living benefits. Each optional living benefit requires participation in the PN program. The fees apply only if you have selected one of these benefits.



ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM:     CURRENT:
                                                                    1.75%        0.80%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(1) For contracts with applications signed prior to Jan. 26, 2009, the current fee is 0.55%.


SECURESOURCE(R) - SINGLE LIFE RIDER FEE(2)                          MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%

SECURESOURCE(R) - JOINT LIFE RIDER FEE(2)                           MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%


(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)

(2) For contracts with applications signed prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                  MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)


INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.30%

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER      MAXIMUM: 1.75%     CURRENT: 0.60%
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION       MAXIMUM: 2.00%     CURRENT: 0.65%
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


--------------------------------------------------------------------------------
       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.47%                1.63%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio          0.55%      0.25%    0.13%           --%          0.93%
(Class B)


AllianceBernstein VPS Global Thematic Growth Portfolio            0.75       0.25     0.24            --           1.24
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)       0.55       0.25     0.08            --           0.88


AllianceBernstein VPS International Value Portfolio (Class        0.75       0.25     0.10            --           1.10
B)


American Century VP Inflation Protection, Class II                0.48       0.25     0.01            --           0.74


American Century VP Mid Cap Value, Class II                       0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                            0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                               0.87       0.25       --            --           1.12


Columbia Variable Portfolio - Cash Management Fund (Class         0.33       0.13     0.17            --           0.63(1)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class        0.41       0.13     0.16            --           0.70(2)
3)


Columbia Variable Portfolio - Diversified Equity Income           0.56       0.13     0.14            --           0.83(2)
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)       0.66       0.13     0.17          0.01           0.97(1),(2)


Columbia Variable Portfolio - Emerging Markets Opportunity        1.07       0.13     0.28            --           1.48(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Inflation Protected          0.42       0.13     0.15            --           0.70
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund, Class 2           0.63       0.25     0.18            --           1.06(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class         0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund           0.57       0.13     0.15            --           0.85(1),(2)
(Class 3)


Columbia Variable Portfolio - International Opportunity           0.79       0.13     0.20            --           1.12(2)
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class        0.71       0.13     0.18            --           1.02(1),(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund, Class 1        0.91         --     0.10            --           1.01(4)


Columbia Variable Portfolio - Marsico International               1.02       0.25     0.24            --           1.51(4)
Opportunities Fund, Class 2


Columbia Variable Portfolio - Mid Cap Growth Opportunity          0.76       0.13     0.16            --           1.05(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity           0.76       0.13     0.15            --           1.04(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)        0.10       0.13     0.24            --           0.47(2)


Columbia Variable Portfolio - Short Duration U.S.                 0.36       0.13     0.16            --           0.65(2)
Government Fund (Class 3)


Columbia Variable Portfolio - Small Cap Value Fund, Class 2       0.87       0.25     0.17            --           1.29(5)


Credit Suisse Trust - Commodity Return Strategy Portfolio         0.50       0.25     0.34            --           1.09(6)


Dreyfus Investment Portfolios MidCap Stock Portfolio,             0.75       0.25     0.09            --           1.09
Service Shares




--------------------------------------------------------------------------------
 10  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Dreyfus Variable Investment Fund Appreciation Portfolio,          0.75%      0.25%    0.06%           --%          1.06%
Service Shares


Dreyfus Variable Investment Fund International Equity             0.75       0.25     0.31            --           1.31
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value              1.00       0.25     0.26            --           1.51
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                          0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth Portfolio Service Class 2                  0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Investment Grade Bond Portfolio Service           0.32       0.25     0.11            --           0.68
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2                0.71       0.25     0.15            --           1.11


FTVIPT Franklin Income Securities Fund - Class 2                  0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2        0.62       0.25     0.03          0.01           0.91(7)


FTVIPT Franklin Small-Mid Cap Growth Securities                   0.51       0.25     0.29          0.01           1.06(7)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                    0.60       0.25     0.14            --           0.99


FTVIPT Templeton Global Bond Securities Fund - Class 2            0.46       0.25     0.09            --           0.80


FTVIPT Templeton Growth Securities Fund - Class 2                 0.74       0.25     0.03            --           1.02


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares       0.80         --     0.07            --           0.87


Goldman Sachs VIT Structured U.S. Equity                          0.62         --     0.08            --           0.70(8)
Fund - Institutional Shares


Invesco V.I. Basic Value Fund, Series II Shares                   0.69       0.25     0.31            --           1.25


Invesco V.I. Capital Appreciation Fund, Series II Shares          0.62       0.25     0.29            --           1.16


Invesco V.I. Capital Development Fund, Series II Shares           0.75       0.25     0.34            --           1.34


Invesco V.I. Global Health Care Fund, Series II Shares            0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares          0.71       0.25     0.33            --           1.29


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares           0.73       0.25     0.30            --           1.28


Invesco Van Kampen V.I. Comstock Fund, Series II Shares           0.56       0.25     0.29            --           1.10(9)


Janus Aspen Series Janus Portfolio: Service Shares                0.64       0.25     0.03            --           0.92


Legg Mason ClearBridge Variable Small Cap Growth Portfolio,       0.75         --     0.14            --           0.89
Class I


MFS(R) New Discovery Series - Service Class                       0.90       0.25     0.11            --           1.26


MFS(R) Total Return Series - Service Class                        0.75       0.25     0.06            --           1.06(10)


MFS(R) Utilities Series - Service Class                           0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II         0.85       0.35     0.43            --           1.63(11)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II             0.75       0.35     0.31            --           1.41(11)
Shares


Morgan Stanley UIF U.S. Real Estate Portfolio, Class II           0.80       0.35     0.32            --           1.47(11)
Shares


Oppenheimer Capital Appreciation Fund/VA, Service Shares          0.66       0.25     0.13            --           1.04


Oppenheimer Global Securities Fund/VA, Service Shares             0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares       0.60       0.25     0.14          0.04           1.03(12)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,              0.70       0.25     0.15            --           1.10(13)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class                0.43       0.25       --          0.66           1.34(14)


Putnam VT Global Health Care Fund - Class IB Shares               0.63       0.25     0.19            --           1.07


Putnam VT International Equity Fund - Class IB Shares             0.70       0.25     0.19            --           1.14


Putnam VT Multi-Cap Growth Fund - Class IB Shares                 0.56       0.25     0.19            --           1.00


Putnam VT Small Cap Value Fund - Class IB Shares                  0.63       0.25     0.19          0.09           1.16


Variable Portfolio - Aggressive Portfolio (Class 2)                 --       0.25     0.02          0.82           1.09


Variable Portfolio - Aggressive Portfolio (Class 4)                 --       0.25     0.02          0.82           1.09(15)


Variable Portfolio - Conservative Portfolio (Class 2)               --       0.25     0.03          0.64           0.92




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  11

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Conservative Portfolio (Class 4)               --%      0.25%    0.03%         0.64%          0.92%(15)


Variable Portfolio - Davis New York Venture Fund (Class 3)        0.70       0.13     0.13            --           0.96(2),(16)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund             0.78       0.13     0.14            --           1.05(2)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                   --       0.25     0.02          0.75           1.02


Variable Portfolio - Moderate Portfolio (Class 4)                   --       0.25     0.02          0.75           1.02(15)


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.79           1.06
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.79           1.06(15)
4)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.69           0.96
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.69           0.96(15)
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class         0.92       0.13     0.17          0.04           1.26(2),(16)
3)


Wanger International                                              0.86         --     0.21            --           1.07(17)


Wanger USA                                                        0.86         --     0.12            --           0.98(17)





    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.58% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3), 0.83% for Columbia Variable Portfolio - Income Opportunities Fund (Class 3), 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3) and 1.02% for Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3).


 (2) Expense ratios have been adjusted to reflect current fees.


 (3) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.85% of the Fund's average daily net assets on an annualized basis. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.


 (4) Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.91% for Columbia Variable Portfolio - Marsico Growth Fund, Class 1 and 1.45% for Columbia Variable Portfolio - Marsico International Opportunities Fund, Class 2 of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.


 (5) Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.03% of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.


 (6) Effective January 1, 2011, Credit Suisse will voluntarily waive fees and reimburse expenses so that the Portfolio's annual expenses will not exceed 1.05% of the Portfolio's average daily net assets.


 (7) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012. After fee reductions, net expenses would be 0.90% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.05% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


 (8) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (9) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


(10) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012. After fee waivers, net expenses would be 1.02%.


(11) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares


--------------------------------------------------------------------------------
 12 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS and 1.35% for Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(12) The Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund's prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.


(13) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Funds' prospectus.


(14) PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.305%.


(15) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for Variable Portfolio - Aggressive Portfolio (Class 4), 0.86% for Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for Variable
     Portfolio - Moderate Portfolio (Class 4), 0.98% Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(16) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.90% for Variable Portfolio - Davis New York Venture Fund (Class 3) and 1.14% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(17) The advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.83% for Wanger International and 0.85% for Wanger USA of the Fund's average daily net assets until April 30, 2012. After fee waivers and/or reimbursements, net expenses would be 1.04% for Wanger International and 0.97% for Wanger USA.



--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  13

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and one of the SecureSource riders(2). Although your actual costs may be lower, based on the assumptions your costs would be:




                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006               $1,274      $2,285      $3,286      $5,438           $554       $1,655      $2,745      $5,438

Five-year
withdrawal charge
schedule                1,304       2,281       3,063       5,686            584        1,740       2,882       5,686






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006               $1,259      $2,243      $3,218      $5,312           $539       $1,612      $2,677      $5,312

Five-year
withdrawal charge
schedule                1,289       2,238       2,994       5,563            569        1,697       2,813       5,563




MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:




                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006                $954       $1,337      $1,707      $2,355           $211        $649       $1,107      $2,355

Five-year
withdrawal charge
schedule                 983        1,326       1,463       2,673            242         742        1,263       2,673






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006                $940       $1,294      $1,628      $2,192           $196        $602       $1,028      $2,192

Five-year
withdrawal charge
schedule                 968        1,283       1,385       2,515            227         695        1,185       2,515



(1) In these examples, the contract administrative charge is $40.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.



--------------------------------------------------------------------------------
 14  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix K.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 15 program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
 16  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:



  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.


  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  17

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               N                  Y          Seeks to maximize total        AllianceBernstein L.P.
VPS Balanced Wealth                                           return consistent with
Strategy Portfolio                                            AllianceBernstein's
(Class B)                                                     determination of reasonable
                                                              risk.
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Global Thematic                                           capital.
Growth Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Growth and                                                capital.
Income Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS International                                             capital.
Value Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

American Century VP             N                  Y          The Fund pursues long-term     American Century Investment
Inflation                                                     total return using a           Management, Inc.
Protection, Class II                                          strategy that seeks to
                                                              protect against U.S.
                                                              inflation.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Mid Cap Value, Class                                          growth. Income is a            Management, Inc.
II                                                            secondary objective.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Ultra(R), Class II                                            growth.                        Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Value, Class II                                               growth. Income is a            Management, Inc.
                                                              secondary objective.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks maximum current income   Columbia Management
Portfolio - Cash                                              consistent with liquidity      Investment Advisers, LLC
Management Fund                                               and stability of principal.
(Class 3)
(previously
RiverSource Variable
Portfolio - Cash
Management Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income while attempting to     Investment Advisers, LLC
fied Bond Fund                                                conserve the value of the
(Class 3)                                                     investment for the longest
(previously                                                   period of time.
RiverSource Variable
Portfolio - Diversi-
fied Bond Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

 18  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income and, as a secondary     Investment Advisers, LLC
fied Equity Income                                            goal, steady growth of
Fund (Class 3)                                                capital.
(previously
RiverSource Variable
Portfolio - Diversi-
fied Equity Income
Fund (Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - Dynamic                                                                          Investment Advisers, LLC
Equity Fund (Class
3) (previously
RiverSource Variable
Portfolio - Dynamic
Equity Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Emerging                                          growth.                        Investment Advisers, LLC,
Markets Opportunity                                                                          adviser; Threadneedle
Fund (Class 3)                                                                               International Limited, an
(previously                                                                                  indirect wholly-owned
Threadneedle                                                                                 subsidiary of Ameriprise
Variable                                                                                     Financial, sub-adviser.
Portfolio - Emerging
Markets Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Non-diversified fund that      Columbia Management
Portfolio - Global                                            seeks total return that        Investment Advisers, LLC
Inflation Protected                                           exceeds the rate of
Securities Fund                                               inflation over the long
(Class 3)                                                     term.
(previously
RiverSource Variable
Portfolio - Global
Inflation Protected
Securities Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks total return,            Columbia Management
Portfolio - High                                              consisting of a high level     Investment Advisers, LLC
Income Fund, Class 2                                          of income and capital
(previously Columbia                                          appreciation.
High Yield Fund,
Variable Series,
Class B))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high current income,     Columbia Management
Portfolio - High                                              with capital growth as a       Investment Advisers, LLC
Yield Bond Fund                                               secondary objective.
(Class 3)
(previously
RiverSource Variable
Portfolio - High
Yield Bond Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  19

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks high total return        Columbia Management
Portfolio - Income                                            through current income and     Investment Advisers, LLC
Opportunities Fund                                            capital appreciation.
(Class 3)
(previously
RiverSource Variable
Portfolio - Income
Opportunities Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - In-                                                                              Investment Advisers, LLC,
ternational                                                                                  adviser; Threadneedle
Opportunity Fund                                                                             International Limited, an
(Class 3)                                                                                    indirect wholly-owned
(previously                                                                                  subsidiary of Ameriprise
Threadneedle                                                                                 Financial, sub-adviser.
Variable
Portfolio - In-
ternational
Opportunity Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Large                                             growth.                        Investment Advisers, LLC
Cap Growth Fund
(Class 3)
(previously Seligman
Variable
Portfolio - Growth
Fund (Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
Growth Fund, Class 1                                                                         adviser; Marsico Capital
(previously Columbia                                                                         Management, LLC, subadviser.
Marsico Growth Fund,
Variable Series,
Class A)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
International                                                                                adviser; Marsico Capital
Opportunities Fund,                                                                          Management, LLC, subadviser.
Class 2 (previously
Columbia Marsico
International
Opportunities Fund,
Variable Series,
Class B))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               N                  Y          Seeks growth of capital.       Columbia Management
Portfolio - Mid Cap                                                                          Investment Advisers, LLC
Growth Opportunity
Fund (Class 3)
(previously
RiverSource Variable
Portfolio - Mid Cap
Growth Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Mid Cap                                           capital.                       Investment Advisers, LLC
Value Opportunity
Fund (Class 3)
(previously
RiverSource Variable
Portfolio - Mid Cap
Value Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - S&P 500                                           appreciation.                  Investment Advisers, LLC
Index Fund (Class 3)
(previously
RiverSource Variable
Portfolio - S&P 500
Index Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Short                                             income and safety of           Investment Advisers, LLC
Duration U.S.                                                 principal consistent with
Government Fund                                               investment in U.S.
(Class 3)                                                     government and government
(previously                                                   agency securities.
RiverSource Variable
Portfolio - Short
Duration U.S.
Government Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Small                                             appreciation.                  Investment Advisers, LLC
Cap Value Fund,
Class 2 (previously
Columbia Small Cap
Value Fund, Variable
Series, Class B)
-------------------------------------------------------------------------------------------------------------------------

Credit Suisse                   Y                  Y          Seeks total return.            Credit Suisse Asset
Trust - Commodity                                                                            Management, LLC
Return Strategy
Portfolio
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment              N                  Y          Seeks investment results       The Dreyfus Corporation
Portfolios MidCap                                             that are greater than the
Stock Portfolio,                                              total return performance of
Service Shares                                                publicly traded common
                                                              stocks of medium-size
                                                              domestic companies in the
                                                              aggregate, as represented by
                                                              the Standard & Poor's MidCap
                                                              400 Index.
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                N                  Y          Seeks long-term capital        The Dreyfus Corporation,
Investment Fund                                               growth consistent with the     adviser; Fayez Sarofim &
Appreciation                                                  preservation of capital. Its   Co., sub-adviser.
Portfolio, Service                                            secondary goal is current
Shares                                                        income.
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                Y                  Y          Seeks capital growth.          The Dreyfus Corporation,
Investment Fund                                                                              adviser; Newton Capital
International Equity                                                                         Management Limited, sub-
Portfolio, Service                                                                           adviser.
Shares
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  21

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                Y                  Y          Seeks long-term capital        The Dreyfus Corporation
Investment Fund                                               growth.
International Value
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Eaton Vance VT                  Y                  Y          Seeks high level of current    Eaton Vance Management
Floating - Rate                                               income.
Income Fund
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks long-term capital        Fidelity Management &
Contrafund(R)                                                 appreciation. Normally         Research Company (FMR) is
Portfolio Service                                             invests primarily in common    the fund's manager. Fidelity
Class 2                                                       stocks. Invests in             Investments Money
                                                              securities of companies        Management, Inc. (FIMM) and
                                                              whose value it believes is     other affiliates of FMR
                                                              not fully recognized by the    serve as sub-advisers for
                                                              public. Invests in either      the fund.
                                                              "growth" stocks or "value"
                                                              stocks or both. The fund
                                                              invests in domestic and
                                                              foreign issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 N                  Y          Seeks to achieve capital       FMR is the fund's manager.
Growth Portfolio                                              appreciation. Normally         FIMM and other affiliates of
Service Class 2                                               invests primarily in common    FMR serve as sub-advisers
                                                              stocks. Invests in companies   for the fund.
                                                              that it believes have above-
                                                              average growth potential
                                                              (stocks of these companies
                                                              are often called "growth"
                                                              stocks). The Fund invests in
                                                              domestic and foreign
                                                              issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks as high level of         FMR is the fund's manager.
Investment Grade                                              current income as is           FIMM and other affiliates of
Bond Portfolio                                                consistent with the            FMR serve as sub-advisers
Service Class 2                                               preservation of capital.       for the fund.
                                                              Normally invests at least
                                                              80% of assets in investment-
                                                              grade debt securities (those
                                                              of medium and high quality)
                                                              of all types and repurchase
                                                              agreements for those
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid             Y                  Y          Seeks long-term growth of      FMR is the fund's manager.
Cap Portfolio                                                 capital. Normally invests      FIMM and other affiliates of
Service Class 2                                               primarily in common stocks.    FMR serve as sub-advisers
                                                              Normally invests at least      for the fund.
                                                              80% of assets in securities
                                                              of companies with medium
                                                              market capitalizations. May
                                                              invest in companies with
                                                              smaller or larger market
                                                              capitalizations. Invests in
                                                              domestic and foreign
                                                              issuers. The Fund invests in
                                                              either "growth" or "value"
                                                              common stocks or both.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks long-term growth of      FMR is the fund's manager.
Overseas Portfolio                                            capital. Normally invests      FIMM and other affiliates of
Service Class 2                                               primarily in common stocks     FMR serve as sub-advisers
                                                              allocating investments         for the fund.
                                                              across different countries
                                                              and regions. Normally
                                                              invests at least 80% of
                                                              assets in non-U.S.
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 Y                  Y          Seeks to maximize income       Franklin Advisers, Inc.
Income Securities                                             while maintaining prospects
Fund - Class 2                                                for capital appreciation.
                                                              The fund normally invests in
                                                              both equity and debt
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisory Services,
Rising Dividends                                              appreciation, with             LLC
Securities                                                    preservation of capital as
Fund - Class 2                                                an important consideration.
                                                              The fund normally invests at
                                                              least 80% of its net assets
                                                              in investments of companies
                                                              that have paid rising
                                                              dividends.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisers, Inc.
Small-Mid Cap Growth                                          growth. The fund normally
Securities                                                    invests at least 80% of its
Fund - Class 2                                                net assets in investments of
                                                              small capitalization and mid
                                                              capitalization companies.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares            N                  Y          Seeks capital appreciation,    Franklin Mutual Advisers,
Securities                                                    with income as a secondary     LLC
Fund - Class 2                                                goal. The fund normally
                                                              invests primarily in U.S.
                                                              and foreign equity
                                                              securities that the manager
                                                              believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  23

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                Y                  Y          Seeks high current income,     Franklin Advisers, Inc.
Global Bond                                                   consistent with preservation
Securities                                                    of capital, with capital
Fund - Class 2                                                appreciation as a secondary
                                                              consideration. The fund
                                                              normally invests at least
                                                              80% of its net assets in
                                                              bonds, which include debt
                                                              securities of any maturity,
                                                              such as bonds, notes, bills
                                                              and debentures.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton                Y                  Y          Seeks long-term capital        Templeton Global Advisors
Growth Securities                                             growth. The fund normally      Limited
Fund - Class 2                                                invests primarily in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including those in
                                                              the U.S. and emerging
                                                              markets.
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term capital        Goldman Sachs Asset
Mid Cap Value                                                 appreciation.                  Management, L.P.
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term growth of      Goldman Sachs Asset
Structured U.S.                                               capital.                       Management, L.P.
Equity
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Basic              N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Value Fund, Series                                            capital.
II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital            Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Appreciation Fund,                                            capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital            Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Development Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global             Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Health Care Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I.                    Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
International Growth                                          capital.
Fund, Series II
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Mid Cap            N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Core Equity Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen              Y                  Y          Seeks capital growth and       Invesco Advisers, Inc.
V.I. Comstock Fund,                                           income through investments
Series II Shares                                              in equity securities,
(previously Van                                               including common stocks,
Kampen LIT Comstock                                           preferred stocks and
Portfolio, Class II                                           securities convertible into
Shares)                                                       common and preferred stocks.
-------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series              Y                  Y          Seeks long-term growth of      Janus Capital Management LLC
Janus Portfolio:                                              capital in a manner
Service Shares                                                consistent with the
                                                              preservation of capital.
-------------------------------------------------------------------------------------------------------------------------

Legg Mason                      Y                  Y          Seeks long-term growth of      Legg Mason Partners Fund
ClearBridge Variable                                          capital.                       Advisor, LLC, adviser;
Small Cap Growth                                                                             ClearBridge Advisors, LLC,
Portfolio, Class I                                                                           sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery            N                  Y          Seeks capital appreciation.    MFS Investment Management(R)
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return             Y                  Y          Seeks total return.            MFS Investment Management(R)
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities                Y                  Y          Seeks total return.            MFS Investment Management(R)
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks current income and       Morgan Stanley Investment
Global Real Estate                                            capital appreciation.          Management Inc., adviser;
Portfolio, Class II                                                                          Morgan Stanley Investment
Shares (previously                                                                           Management Limited and
Van Kampen's UIF                                                                             Morgan Stanley Investment
Global Real Estate                                                                           Management Company,
Portfolio, Class II                                                                          subadvisers.
Shares)
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks long-term capital        Morgan Stanley Investment
Mid Cap Growth                                                growth by investing            Management Inc.
Portfolio, Class II                                           primarily in common stocks
Shares (previously                                            and other equity securities.
Van Kampen's UIF Mid
Cap Growth
Portfolio, Class II
Shares)
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              N                  Y          Non-diversified Portfolio      Morgan Stanley Investment
U.S. Real Estate                                              that seeks above-average       Management Inc.
Portfolio, Class II                                           current income and long-term
Shares (previously                                            capital appreciation by
Van Kampen's UIF                                              investing primarily in
U.S. Real Estate                                              equity securities of
Portfolio, Class II                                           companies in the U.S. real
Shares)                                                       estate industry, including
                                                              real estate investment
                                                              trusts.
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital             Y                  Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  25

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global              Y                  Y          Seeks long-term capital        OppenheimerFunds, Inc.
Securities Fund/VA,                                           appreciation.
Service Shares
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global              Y                  Y          Seeks high current income by   OppenheimerFunds, Inc.
Strategic Income                                              investing mainly in debt
Fund/VA, Service                                              securities.
Shares
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main                Y                  Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Street Small- & Mid-
Cap Fund(R)/VA
Service Shares
(previously
Oppenheimer Main
Street Small Cap
Fund/VA, Service
Shares)
-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset             Y                  Y          Seeks maximum real return      Pacific Investment
Portfolio, Advisor                                            consistent with preservation   Management Company LLC
Share Class                                                   of real capital and prudent
                                                              investment management.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Global                N                  Y          Seeks capital appreciation.    Putnam Investment
Health Care                                                                                  Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT                       N                  Y          Seeks capital appreciation.    Putnam Investment
International Equity                                                                         Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Multi-Cap             N                  Y          Seeks long-term capital        Putnam Investment
Growth Fund - Class                                           appreciation.                  Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap             N                  Y          Seeks capital appreciation.    Putnam Investment
Value Fund - Class                                                                           Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
2)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 26  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
4)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 2)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 4)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Davis                                             growth.                        Investment Advisers, LLC,
New York Venture                                                                             adviser; Davis Selected
Fund (Class 3)                                                                               Advisers, L.P., subadviser.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Goldman                                           capital.                       Investment Advisers, LLC,
Sachs Mid Cap Value                                                                          adviser; Goldman Sachs Asset
Fund (Class 3)                                                                               Management, L.P.,
                                                                                             subadviser.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  27

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 2)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 4)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 2)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 28  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 4)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 2)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 4)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  29

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Partners                                          appreciation.                  Investment Advisers, LLC,
Small Cap Value Fund                                                                         adviser; Barrow, Hanley,
(Class 3)                                                                                    Mewhinney & Strauss, Inc.,
                                                                                             Denver Investment Advisors
                                                                                             LLC, Donald Smith & Co.,
                                                                                             Inc., River Road Asset
                                                                                             Management, LLC and Turner
                                                                                             Investment Partners, Inc.,
                                                                                             subadvisers.
-------------------------------------------------------------------------------------------------------------------------

Wanger International            Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------

Wanger USA                      Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------




THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT (APPLIES TO CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006)
You may only allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.


--------------------------------------------------------------------------------
 30  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;


- the PN program investment option in effect;



- if no PN program investment option is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.


If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;


- to the PN program investment option then in effect;



- if no PN program investment option is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.


If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").


You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").



--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  31

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may own qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are age 85 or younger.

When you applied, you could have selected (if available):

- the one-year fixed account, the DCA fixed account (if part of your contract) and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);

- a beneficiary;

- the optional PN program; and

- one of the following Death Benefits:

  - ROP Death Benefit; or

  - MAV Death Benefit.

In addition, you could have also selected:

ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PN PROGRAM):

- Accumulation Protector Benefit rider

- SecureSource - Single Life rider

- SecureSource - Joint Life rider

The contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be allocated to the one-year fixed account if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

We applied your purchase payment and any purchase payment credit to the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we received it at our home office. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contract's allowable maximum total purchase payments.

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we processed your application, we established the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.


--------------------------------------------------------------------------------
 32  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

- no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts with applications signed on or after June 19, 2006. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000

* This limit applies in total to all RiverSource Life of NY annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit Rider.

Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a SecureSource rider, Guarantor Withdrawal Benefit for Life rider, Enhanced Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit rider will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  33

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

PURCHASE PAYMENT CREDITS
As of June 19, 2006, we no longer offer purchase payment credits. Purchase payment credits were available if you purchased a contract with the seven-year withdrawal charge schedule with an application signed date before June 19, 2006. See Appendix F for a description of the purchase payment credits that apply to your policy.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value(1)

(1) For contract applications signed prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.


                                                           QUALIFIED ANNUITIES     NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS WITH
APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006

ROP Death Benefit                                                  0.90%                    1.05%

MAV Death Benefit                                                  1.10                     1.25
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER
CONTRACTS

ROP Death Benefit                                                  1.00%                    1.15%

MAV Death Benefit                                                  1.20                     1.35
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE

ROP Death Benefit                                                  1.20%                    1.35%

MAV Death Benefit                                                  1.40                     1.55


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of

--------------------------------------------------------------------------------
 34 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:


CONTRACTS WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.


CONTRACTS WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  35

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.

For an example, see Appendix A.

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the SecureSource rider or Guarantor Withdrawal Benefit for Life rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- if you elected the Guarantor Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions); and

- death benefits.

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.


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 36  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


OPTIONAL LIVING BENEFIT CHARGES



SECURESOURCE RIDER FEE


We deduct an annual charge of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider.



We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.



Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource rider fee will not exceed a maximum of 2.00%(1).



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the elective step up, the elective spousal continuation step up, change your PN program investment option, after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after annuity payouts begin.



(1) For contract applications signed prior to Jan. 26, 2009, the current fee for Single Life rider and for Joint Life rider is 0.65% and the maximum fee for Single Life rider and for Joint Life rider is 1.50%.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE
We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to
(1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.


Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum charge of 1.50%.



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  37

We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after annuity payouts begin.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE
We deduct an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.


Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum fee of 1.50%.



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the Guarantor Withdrawal Benefit rider charge in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider charge or vary the rider fee for each PN program investment option.



If you choose the annual or spousal continuation elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after annuity payouts begin.

INCOME ASSURER BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you select it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional
Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit is as follows:


                                                              MAXIMUM              CURRENT

Income Assurer Benefit - MAV                                    1.50%                0.30%

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65




--------------------------------------------------------------------------------
 38  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you decide to change your PN program investment option after we have exercised our rights to increase the fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect. The waiting period for the rider will be restarted if you elect to change your investment option to one that causes the rider fee to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit terminates.


VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account (if included), and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit rider;

  - SecureSource rider;

  - Guarantor Withdrawal Benefit for Life rider;


  - Guarantor Withdrawal Benefit rider; or



  - Income Assurer Benefit rider.


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  39

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit rider;

  - SecureSource rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


--------------------------------------------------------------------------------
 40  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with a DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" below and "Appendix G: Asset Allocation Program for Contracts with Applications Signed Before June 19, 2006").

As long as you are not participating in the PN program, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.


PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)




Under the PN program for the living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.



The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.



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You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.



THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.



Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income





FUNDS OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.



THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the fund of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.



If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying


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funds in the model portfolios are managed by Columbia Management Investment
Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.



PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your investment professional can help you make this determination although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.



Currently, there are five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), ranging from conservative to aggressive. You may not use more than one investment option at a time.



If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account")), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account or Special DCA fixed account into the investment option or model portfolio you have chosen.



You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:


- limit your choice of investment options based on the amount of your initial purchase payment;


- cancel required participation in the program after 30 days written notice;


- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and



- discontinue the PN program after 30 days written notice.



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a Portfolio Navigator funds of funds, see funds of funds prospectus.



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LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM:





- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource rider or the Guarantor Withdrawal Benefit for Life rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to invest in any of the PN program investment options. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.



- GUARANTOR WITHDRAWAL BENEFIT RIDER: The Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract and because you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to invest in any of the PN program investment options. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT RIDER: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full withdrawal if you do not want to invest in any of the PN program investment options. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.




TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) You may not transfer contract value to the DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer

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  periods subject to certain minimums). Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your DCA accounts.

- We reserve the right to limit the number of transfers you may make in a contract year to 12.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  45

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- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


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HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555


EXPRESS MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account, DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If the PN program is in effect, you are not allowed to set up an automated transfer except in connection with a DCA fixed account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your
  Contract -- Portfolio Navigator Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

- If you have SecureSource rider, Guarantor Withdrawal for Life rider or Guarantor Withdrawal Benefit rider, you may set up automated partial withdrawals up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call:
(800) 504-0469

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


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We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us. If we receive your withdrawal request in good order at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")



Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected a SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the SecureSource rider, Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits"). Any partial withdrawal request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the withdrawal on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value unless requested otherwise.(1) After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.

(1) If you elected a SecureSource rider, you do not have the option to request from which account to withdraw.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.


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

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit, the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit rider, the SecureSource - Single Life, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits"). For the SecureSource and Guarantor Withdrawal Benefit for Life riders, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a


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





signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.


BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:

- ROP Death Benefit; or

- MAV Death Benefit.

If both you and the annuitant are age 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract on your contract's data page. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

For an example of how each death benefit is calculated, see Appendix B.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PW X DB
ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV



  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.

  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals; or

3. the MAV on the date of death.

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest,

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

if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit rider, the SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource riders, if one is selected, will terminate.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit rider, SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


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

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL LIVING BENEFITS

ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

------------------------------------------------------------------------------------------------
                                                  THEN YOUR ACCUMULATION PROTECTOR BENEFIT RIDER
ON THE BENEFIT DATE, IF:                          BENEFIT IS:
------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value           The contract value is increased on the benefit
(defined below) as determined under the           date to equal the Minimum Contract
Accumulation Protector Benefit rider is           Accumulation Value as determined under the
greater than your contract value,                 Accumulation Protector Benefit rider on the
                                                  benefit date.
------------------------------------------------------------------------------------------------
The contract value is equal to or greater than    Zero; in this case, the Accumulation Protector
the Minimum Contract Accumulation Value as        Benefit rider ends without value and no
determined under the Accumulation Protector       benefit is payable.
Benefit rider,
------------------------------------------------------------------------------------------------


If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

You may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;


- Take partial withdrawals or make a full withdrawal; or


- Annuitize your contract.

The Accumulation Protector Benefit may not be purchased with the optional SecureSource riders, Guarantor Withdrawal Benefit for Life rider, the Guarantor Withdrawal Benefit rider, or any Income Assurer Benefit rider.

The Accumulation Protector Benefit rider may not be available in all states.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:


- you must participate in the PN program and you must elect one of the PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who did not elect this rider;


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider;

- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;


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- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider will be restarted if you elect to change your PN program investment option to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years.

Be sure to discuss with your investment professional whether an Accumulation Protector Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.


The 10 year waiting period under the Accumulation Protector Benefit rider will be restarted on the latest contract anniversary if you elect to change your PN program investment option (or change from a PN program model portfolio to a fund of funds) to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.



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

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full withdrawal; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

SECURESOURCE RIDERS
There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource riders are not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit

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 54  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

    Payment (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.


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You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate qualifying purchase payments and any purchase payment credits to the DCA fixed account, when available (see "DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").


  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio or investment option to any available or investment option.


  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.



  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:


  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and


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  (c) the ALP, if established, will be reset to the lesser of its current value or:

      - SINGLE LIFE: 6%;

      - JOINT LIFE: 5.5%,

      of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.


  You may request to change your investment option by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed

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

  under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.


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- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.


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- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 68.

   (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

   (c) upon the first death of a covered spouse, then

      (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

      (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or


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      (3) the rider anniversary on/following the date the surviving covered spouse reaches age 68.

   (d) Following dissolution of marriage of the covered spouses,

      (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

      (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

(a) less than or equal to the RALP -- the ALP remains unchanged.

(b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

      - SINGLE LIFE: 6%;

      - JOINT LIFE: 5.5%,

      of purchase payments.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.


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- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.


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- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value on the step up date.

- The RALP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

   (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.


JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.


SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  63

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.


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 64  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  65
  other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

OPTIONAL LIVING BENEFITS
(FOR CONTRACT APPLICATIONS SIGNED BEFORE AUG. 6, 2007)
If you bought a contract before August 6, 2007 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.

------------------------------------------------------------------------------
                                                         DISCLOSURE FOR THIS
                         AND YOU SELECTED ONE OF THE     BENEFIT MAY BE
IF YOU PURCHASED         FOLLOWING OPTIONAL LIVING       FOUND IN THE
A CONTRACT(1)...         BENEFITS...                     FOLLOWING SECTION:
------------------------------------------------------------------------------
Before June 19, 2006     Guarantor Withdrawal Benefit    Appendix I
------------------------------------------------------------------------------
June 19,                 Guarantor Withdrawal Benefit    Appendix H
  2006 -- August 5,      for Life
  2007
------------------------------------------------------------------------------
Before May 1, 2007       Income Assurer Benefit          Appendix J
------------------------------------------------------------------------------


(1) Your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout

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 66  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The DCA fixed account is not available during this period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5% assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  67

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:



- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike withdrawals described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.


WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Retirement Start Date").

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;


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- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable withdrawal on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended Form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any withdrawals from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


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WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits

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

under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Retirement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new

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fund may have higher fees and/or operating expenses than the existing fund.
Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 5.25% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.00% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.



- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.


- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.


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SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life of NY issues the contracts. We are located at 20 Madison Avenue Extension, Albany, NY 12203 and are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.



RiverSource Life of NY is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



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

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE


APPENDIX NAME                               PAGE #    CROSS-REFERENCE                             PAGE #

Appendix A: Example -- Withdrawal
Charges                                      p.  76   Charges -- Withdrawal Charges               p.  34

Appendix B: Example -- Death Benefits        p.  81   Benefits in Case of Death                   p.  50

Appendix C: Example -- Accumulation                   Optional Benefits -- Accumulation
Protector Benefit Rider                      p.  82   Protector Benefit Rider                     p.  52

Appendix D: Example -- SecureSource
Riders                                      p.   83   Optional Benefits -- SecureSource Riders    p.  54

Appendix E: SecureSource
Riders -- Additional RMD Disclosure          P.  87   Optional Benefits -- SecureSource Riders    p.  54

Appendix F: Purchase Payment Credits for              Buying Your Contract -- Purchase Payment
Eligible Contracts                           p.  89   Credits                                     p.  32

Appendix G: Asset Allocation Program for
Contracts with Applications Signed
Before June 19, 2006                         p.  90   N/A

Appendix H: Guarantor Withdrawal Benefit
for Life Rider Disclosure                    p.  91   N/A
Appendix I: Guarantor Withdrawal Benefit
Rider Disclosure                             p. 104   N/A

Appendix J: Income Assurer Benefit
Riders                                       p. 111   N/A
Appendix K: Condensed Financial                       Condensed Financial Information
Information (Unaudited)                      p. 120   (Unaudited)                                  p. 16



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices B through D and H through J include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  75

APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:

   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
 76  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you withdraw the contract for its total value. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00
WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of withdrawal
          as:
                Contract value just prior to withdrawal (CV):       $60,000.00            $40,000.00
          Less purchase payments received and not previously         50,000.00             50,000.00
          withdrawn (PPNPW):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                    Contract value withdrawn:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPW from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPW =        50,000.00             50,000.00




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  77

STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you request
          to withdraw:
                                                          PPW:        $50,000.00            $50,000.00
                                                     less XSF:              0.00              4,200.00
                                                                      ----------            ----------
                 amount of PPW subject to a withdrawal charge:         50,000.00             45,800.00
                     multiplied by the withdrawal charge rate:            x 7.0%                x 7.0%
                                                                      ----------            ----------
                                            withdrawal charge:          3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full withdrawal is determined as:
                                     Contract value withdrawn:         60,000.00             40,000.00
                                            WITHDRAWAL CHARGE:         (3,500.00)            (3,206.00)
              Contract charge (assessed upon full withdrawal):            (40.00)               (40.00)
                                                                      ----------            ----------
                                 NET FULL WITHDRAWAL PROCEEDS:         56,460.00             36,754.00




--------------------------------------------------------------------------------
 78  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial withdrawal of $15,000.00. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00


We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS
  FOLLOWS:
STEP 1.   First, we determine the amount of earnings available
          in the contract at the time of withdrawal as:
                  Contract value just prior to withdrawal (CV):       $60,000.00            $40,000.00
             Less purchase payments received and not previously        50,000.00             50,000.00
                                             withdrawn (PPNPW):
                                                                      ----------            ----------
             Earnings in the contract (but not less than zero):        10,000.00                  0.00
STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                      Earnings in the contract:        10,000.00                  0.00
                 10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                      ----------            ----------
                                  TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                      Contract value withdrawn:        15,376.34             16,062.31
                                 Less earnings in the contract:        10,000.00                  0.00
                                                                      ----------            ----------
                                  ACV (but not less than zero):         5,376.34             16,062.31
STEP 4.   Next we determine XSF, the amount by which 10% of the
          prior anniversary's contract value exceeds earnings.
                 10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                 Less earnings in the contract:        10,000.00                  0.00
                                                                      ----------            ----------
                                  XSF (but not less than zero):             0.00              4,200.00


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  79

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                              XSF from Step 4 =       $     0.00            $ 4,200.00
                                              ACV from Step 3 =         5,376.34             16,062.31
                                               CV from Step 1 =        60,000.00             40,000.00
                                              TFA from Step 2 =        10,000.00              4,200.00
                                            PPNPW from Step 1 =        50,000.00             50,000.00
                                                                      ----------            ----------
                                                          PPW =         5,376.34             19,375.80

STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you request
          to withdraw:
                                                           PPW:         5,376.34             19,375.80
                                                      less XSF:             0.00              4,200.00
                                                                      ----------            ----------
                  amount of PPW subject to a withdrawal charge:         5,376.34             15,175.80
                      multiplied by the withdrawal charge rate:           x 7.0%                x 7.0%
                                                                      ----------            ----------
                                             withdrawal charge:           376.34              1,062.31
STEP 7.   The dollar amount you will receive as a result of
          your partial withdrawal is determined as:
                                      Contract value withdrawn:        15,376.34             16,062.31
                                             WITHDRAWAL CHARGE:          (376.34)            (1,062.31)
                                                                      ----------            ----------
                               NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00             15,000.00




--------------------------------------------------------------------------------
 80  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- DEATH BENEFITS


EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- during the second contract year the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

- during the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------




  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- during second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  81

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option

- The Accumulation Protector Benefit rider fee is 0.80%.


                             PARTIAL                                 ACCUMULATION
END OF        ASSUMED      WITHDRAWAL      ADJUSTED                    PROTECTOR
CONTRACT      NET RATE     (BEGINNING       PARTIAL                     BENEFIT       CONTRACT
YEAR         OF RETURN      OF YEAR)      WITHDRAWAL       MCAV         AMOUNT          VALUE
1                12%              0              0       100,000             0         111,104

2                15%              0              0       101,398             0         126,747

3                 3%              0              0       103,604             0         129,505

4                -8%              0              0       103,604             0         118,192

5               -15%              0              0       103,604             0          99,634

6                20%          2,000          2,080       101,525             0         116,224

7                15%              0              0       106,071             0         132,588

8               -10%              0              0       106,071             0         118,375

9               -20%          5,000          4,480       101,590             0          89,851

10              -12%              0              0       101,590        23,334          78,256




--------------------------------------------------------------------------------
 82  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX D: EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target investment option under the contract is the Moderate PN program investment option.



                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate investment option if you are invested more aggressively than the Moderate PN program investment option.

(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  83

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


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 84  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)

6.5                 0         4,950           70,000         90,000       85,050      6,300      1,350       4,950           0

7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950

7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0

8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate investment option if you are invested more aggressively than the Moderate investment option.

(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  85

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)

3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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 86  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX E: SECURESOURCE(R) RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.
    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on your initial purchase payment and not the actual contract value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);
      3. a Simplified Employee Pension plan (Section 408(k));
      4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  87
us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing the SecureSource rider.


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 88  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX F: PURCHASE PAYMENT CREDITS FOR ELIGIBLE CONTRACTS

Contracts with a seven-year withdrawal charge schedule with applications signed before June 19, 2006 will receive a purchase payment credit for any purchase payment made to the contract.

We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  89

APPENDIX G: ASSET ALLOCATION PROGRAM FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE JUNE 19, 2006

ASSET ALLOCATION PROGRAM
For contracts with applications signed before June 19, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.


Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.


Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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 90  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX H: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if:

- your contract application was signed on or after June 19, 2006(1); and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  91

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").


The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program investment option, the rider charge may change (see "Charges").


If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.


You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:


- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.


  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.")


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  Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take you RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


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       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.


  The ALERMDA is:


  (1) determined by us each calendar year;


  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and


  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify this administrative practice at any time and will give you 30 days' written notice of any such change.


  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.


  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life rider may be of limited value to you.



KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "'Annual Step Up" and "'Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that

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  purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

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The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero,

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under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone, and


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- The RMD amount is based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP and RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.


SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA, and GBP values remain unchanged.


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- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will not be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.


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4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:


- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.


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- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:


1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R)

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. Your age is 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



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

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.


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

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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

APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT RIDER
The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):

- your contract application was signed prior to June 19, 2006(2); and

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

(2) This rider is no longer available for purchase. See the Guarantor Withdrawal Benefit for Life section in this prospectus for information about the currently offered version of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). This benefit may not be available in your state. The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").


Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your PN program investment option, the rider charge may change (see "Charges").


You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater

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

  than GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal procedures for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal procedures described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice is to allow amounts you withdraw to satisfy these rules without applying prompt excess withdrawal processing under the terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.


  The ALERMDA is:


  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to discontinue our administrative practice described above and will give you 30 days' written notice of any such change.


  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.


  RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.



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GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;


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RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- If you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- If you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- If you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.


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- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal

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

continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.


Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.


If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.



EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT


ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:                      $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                                     $7,000
  The Remaining Benefit Amount (RBA) equals your purchase payment:                       $100,000
  On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                                            $110,000
  The GBA equals 100% of your contract value:                                            $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                                     $7,700
  During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                                 $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:                    $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                                     $7,700


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

  On the fourth contract anniversary you make an additional purchase payment of
  $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                                $152,300
  The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                                $160,000
  The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                                    $11,200
  On the fifth contract anniversary your contract value grows to $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                                            $200,000
  The GBA equals 100% of your contract value:                                            $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                                    $14,000
  During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial withdrawal;
         $230,000 - $20,000 =                                                            $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                                            $180,000
  Reset RBA = lesser of (1) or (2) =                                                     $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                                                  $200,000
         OR
     (2) your contract value immediately following the partial withdrawal;
         $230,000 - $20,000 =                                                            $210,000
  Reset GBA = lesser of (1) or (2) =                                                     $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                                $14,000
  During the eighth contract year your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial withdrawal;
         $175,000 - $25,000 =                                                            $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                                            $155,000
  Reset RBA = lesser of (1) or (2) =                                                     $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                                 $200,000
         OR
     (2) your contract value immediately following the partial withdrawal;
         $175,000 - $25,000 =                                                            $150,000
  Reset GBA = lesser of (1) or (2) =                                                     $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                                $10,500




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

APPENDIX J: INCOME ASSURER BENEFIT(R) RIDERS


INCOME ASSURER BENEFIT RIDERS


The following three optional Income Assurer Benefit riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.



- Income Assurer Benefit - MAV;



- Income Assurer Benefit - 5% Accumulation Benefit Base; or



- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.



The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.



The general information in this section applies to each Income Assurer Benefit rider.



HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:



GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.



EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the Columbia Variable
Portfolio - Cash Management Fund and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.


EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.


PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.



WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your PN program investment option to one that causes the rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years (see "Charges - Income Assurer Benefit").



THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:


EXERCISING THE RIDER
Rider exercise conditions are:


- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period; and



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- the annuitant on the retirement date must be between 50 to 86 years old; and

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
            Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.


After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.


If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05




Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------
 112  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:


INCOME ASSURER BENEFIT - MAV


The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:


1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit -- 5% Accumulation Benefit Base is the greater of these three values:


1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.


5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.


The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  113

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.


INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE


The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:


       1. the contract value;

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


--------------------------------------------------------------------------------
 114  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS

The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.


For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity -- No Refund.


Remember that the riders require you to participate in the PN program. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.


ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and


- you make no additional purchase payments, partial withdrawals or changes in PN program investment options; and


- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM         GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY     INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)     BASE - MAV(2)
------------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000          $108,000
      2         125,000            none            125,000           125,000
      3         132,000            none            132,000           132,000
      4         150,000            none            150,000           150,000
      5          85,000            none            150,000           150,000
      6         121,000            none            150,000           150,000
      7         139,000            none            150,000           150,000
      8         153,000            none            153,000           153,000
      9         140,000            none            153,000           153,000
     10         174,000            none            174,000           174,000
     11         141,000            none            174,000           174,000
     12         148,000            none            174,000           174,000
     13         208,000            none            208,000           208,000
     14         198,000            none            208,000           208,000
     15         203,000            none            208,000           208,000
------------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  115

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 116  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                   GUARANTEED INCOME
                ASSUMED                                              BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION      5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000             $108,000
      2         125,000            none             110,250              125,000
      3         132,000            none             115,763              132,000
      4         150,000            none             121,551              150,000
      5          85,000            none             127,628              127,628
      6         121,000            none             134,010              134,010
      7         139,000            none             140,710              140,710
      8         153,000            none             147,746              153,000
      9         140,000            none             155,133              155,133
     10         174,000            none             162,889              174,000
     11         141,000            none             171,034              171,034
     12         148,000            none             179,586              179,586
     13         208,000            none             188,565              208,000
     14         198,000            none             197,993              198,000
     15         203,000            none             207,893              207,893
------------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  117

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                  IAB - 5% RF PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST         IAB - 5% RF        PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              171,034              632.83
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              198,000              786.06
     15            203,000               826.21                   818.09              207,893              846.12
------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


EXAMPLE -- INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------


(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 118  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAX
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                     IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------------

  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST           IAB - MAX          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               174,000               643.80
     12            148,000                559.44                    553.52               179,586               678.83
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               208,000               825.76
     15            203,000                826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  119

APPENDIX K: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2010. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                   2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                       $1.01   $0.82   $1.00      --      --
Accumulation unit value at end of period                             $1.11   $1.01   $0.82      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                       $0.91   $0.60   $1.16   $1.00      --
Accumulation unit value at end of period                             $1.07   $0.91   $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                       $0.85   $0.71   $1.21   $1.17   $1.00
Accumulation unit value at end of period                             $0.95   $0.85   $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                       $0.80   $0.60   $1.30   $1.24   $1.00
Accumulation unit value at end of period                             $0.82   $0.80   $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                               4     346     426     212      75
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $1.17   $1.08   $1.10   $1.02   $1.00
Accumulation unit value at end of period                             $1.22   $1.17   $1.08   $1.10   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                       $0.86   $0.67   $0.90   $1.00      --
Accumulation unit value at end of period                             $1.02   $0.86   $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.95   $0.71   $1.24   $1.03   $1.00
Accumulation unit value at end of period                             $1.09   $0.95   $0.71   $1.24   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --     207
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.93   $0.78   $1.08   $1.15   $1.00
Accumulation unit value at end of period                             $1.04   $0.93   $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/19/2006)
Accumulation unit value at beginning of period                       $1.06   $1.07   $1.06   $1.02   $1.00
Accumulation unit value at end of period                             $1.05   $1.06   $1.07   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             450     212      81      91       1
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at
  Dec. 31, 2010 were (1.19%) and (1.18%), respectively.
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.14   $1.01   $1.09   $1.04   $1.00
Accumulation unit value at end of period                             $1.22   $1.14   $1.01   $1.09   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5     958     827     654     195
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.90   $0.71   $1.20   $1.13   $1.00
Accumulation unit value at end of period                             $1.03   $0.90   $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8     978     817     424     205
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.82   $0.67   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $0.95   $0.82   $0.67   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 120  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.45   $0.84   $1.84   $1.34   $1.00
Accumulation unit value at end of period                             $1.72   $1.45   $0.84   $1.84   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1     157     225     106      66
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.15   $1.08   $1.09   $1.02   $1.00
Accumulation unit value at end of period                             $1.18   $1.15   $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              16     673     304     289     164
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.15   $0.81   $1.08   $1.08   $1.00
Accumulation unit value at end of period                             $1.27   $1.15   $0.81   $1.08   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      16
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.22   $0.80   $1.08   $1.07   $1.00
Accumulation unit value at end of period                             $1.37   $1.22   $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --       4
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.22   $0.87   $1.08   $1.06   $1.00
Accumulation unit value at end of period                             $1.37   $1.22   $0.87   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                               4     496     293     216      81
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.98   $0.78   $1.32   $1.18   $1.00
Accumulation unit value at end of period                             $1.10   $0.98   $0.78   $1.32   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.85   $0.63   $1.14   $1.12   $1.00
Accumulation unit value at end of period                             $0.99   $0.85   $0.63   $1.14   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period                       $0.85   $0.67   $1.13   $1.00      --
Accumulation unit value at end of period                             $1.02   $0.85   $0.67   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8     955     654     358      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period                       $0.79   $0.58   $1.14   $1.00      --
Accumulation unit value at end of period                             $0.89   $0.79   $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.04   $0.64   $1.18   $1.05   $1.00
Accumulation unit value at end of period                             $1.30   $1.04   $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                       $0.76   $0.54   $1.00   $1.00      --
Accumulation unit value at end of period                             $0.92   $0.76   $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.92   $0.73   $1.18   $1.14   $1.00
Accumulation unit value at end of period                             $1.04   $0.92   $0.73   $1.18   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.08   $1.03   $1.07   $1.03   $1.00
Accumulation unit value at end of period                             $1.10   $1.08   $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --     129      45      55       5
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.95   $0.77   $1.08   $1.13   $1.00
Accumulation unit value at end of period                             $1.19   $0.95   $0.77   $1.08   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5     613     439     300      --
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                       $0.86   $0.72   $1.10   $1.00      --
Accumulation unit value at end of period                             $0.99   $0.86   $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  121

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.84   $0.63   $1.07   $1.06   $1.00
Accumulation unit value at end of period                             $1.06   $0.84   $0.63   $1.07   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $1.02   $0.85   $1.22   $1.15   $1.00
Accumulation unit value at end of period                             $1.17   $1.02   $0.85   $1.22   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.77   $0.62   $1.10   $1.00      --
Accumulation unit value at end of period                             $0.84   $0.77   $0.62   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.95   $0.74   $1.19   $1.16   $1.00
Accumulation unit value at end of period                             $0.98   $0.95   $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                       $1.02   $0.71   $0.99   $1.00      --
Accumulation unit value at end of period                             $1.10   $1.02   $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2     347     230     155      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.97   $0.73   $1.28   $1.10   $1.00
Accumulation unit value at end of period                             $1.13   $0.97   $0.73   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              57     240     567     438     409
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.89   $0.71   $1.35   $1.08   $1.00
Accumulation unit value at end of period                             $1.10   $0.89   $0.71   $1.35   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.17   $1.03   $1.08   $1.04   $1.00
Accumulation unit value at end of period                             $1.25   $1.17   $1.03   $1.08   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              52     425     359     301      21
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.03   $0.74   $1.25   $1.09   $1.00
Accumulation unit value at end of period                             $1.31   $1.03   $0.74   $1.25   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2     236     310     155      68
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.93   $0.75   $1.35   $1.17   $1.00
Accumulation unit value at end of period                             $1.04   $0.93   $0.75   $1.35   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      21
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.07   $0.80   $1.15   $1.12   $1.00
Accumulation unit value at end of period                             $1.20   $1.07   $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.91   $0.78   $1.08   $1.13   $1.00
Accumulation unit value at end of period                             $1.08   $0.91   $0.78   $1.08   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.98   $0.69   $1.21   $1.10   $1.00
Accumulation unit value at end of period                             $1.23   $0.98   $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.91   $0.73   $1.17   $1.14   $1.00
Accumulation unit value at end of period                             $1.00   $0.91   $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --     131
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.45   $1.23   $1.17   $1.07   $1.00
Accumulation unit value at end of period                             $1.64   $1.45   $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2     345     290     255      94
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 122  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.88   $0.68   $1.19   $1.18   $1.00
Accumulation unit value at end of period                             $0.94   $0.88   $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.95   $0.72   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $1.18   $0.95   $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2     214     245     190     130
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.70   $0.59   $0.94   $1.00      --
Accumulation unit value at end of period                             $0.79   $0.70   $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.79   $0.54   $1.14   $1.13   $1.00
Accumulation unit value at end of period                             $0.84   $0.79   $0.54   $1.14   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.71   $0.60   $1.05   $1.00      --
Accumulation unit value at end of period                             $0.81   $0.71   $0.60   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.89   $0.63   $1.21   $1.10   $1.00
Accumulation unit value at end of period                             $1.04   $0.89   $0.63   $1.21   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.92   $0.73   $1.03   $1.00      --
Accumulation unit value at end of period                             $0.95   $0.92   $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.82   $0.61   $1.05   $1.00      --
Accumulation unit value at end of period                             $0.91   $0.82   $0.61   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               7     749     329     164      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $1.08   $0.84   $1.19   $1.10   $1.00
Accumulation unit value at end of period                             $1.21   $1.08   $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.88   $0.69   $1.09   $1.13   $1.00
Accumulation unit value at end of period                             $1.01   $0.88   $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               3     294     383     238     201
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.85   $0.63   $1.06   $1.00      --
Accumulation unit value at end of period                             $0.96   $0.85   $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8     820     680     449      --
----------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                       $0.86   $0.61   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.06   $0.86   $0.61   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $1.12   $0.69   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $1.50   $1.12   $0.69   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $1.02   $0.87   $1.14   $1.11   $1.00
Accumulation unit value at end of period                             $1.10   $1.02   $0.87   $1.14   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $1.26   $0.96   $1.56   $1.23   $1.00
Accumulation unit value at end of period                             $1.41   $1.26   $0.96   $1.56   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  123

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.66   $0.47   $0.85   $1.00      --
Accumulation unit value at end of period                             $0.79   $0.66   $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1     188     228      91      --
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.92   $0.59   $1.13   $1.00      --
Accumulation unit value at end of period                             $1.21   $0.92   $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.79   $0.62   $1.01   $1.23   $1.00
Accumulation unit value at end of period                             $1.01   $0.79   $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --       1
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.95   $0.66   $1.23   $1.10   $1.00
Accumulation unit value at end of period                             $1.02   $0.95   $0.66   $1.23   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $1.00   $0.72   $1.23   $1.17   $1.00
Accumulation unit value at end of period                             $1.14   $1.00   $0.72   $1.23   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $1.15   $0.98   $1.16   $1.07   $1.00
Accumulation unit value at end of period                             $1.31   $1.15   $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              70     727     561     443     134
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.89   $0.66   $1.08   $1.10   $1.00
Accumulation unit value at end of period                             $1.09   $0.89   $0.66   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                       $1.04   $0.86   $1.04   $1.00      --
Accumulation unit value at end of period                             $1.16   $1.04   $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               4     395     548     429      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $1.07   $0.86   $1.05   $1.07   $1.00
Accumulation unit value at end of period                             $1.09   $1.07   $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.89   $0.72   $1.30   $1.21   $1.00
Accumulation unit value at end of period                             $0.97   $0.89   $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.13      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.76   $0.58   $0.97   $1.13   $1.00
Accumulation unit value at end of period                             $0.95   $0.76   $0.58   $0.97   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      98
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,135      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 124  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             480      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                       $0.78   $0.60   $0.99   $1.00      --
Accumulation unit value at end of period                             $0.87   $0.78   $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              10   1,011     585     342      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.98   $0.72   $1.15   $1.10   $1.00
Accumulation unit value at end of period                             $1.18   $0.98   $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,198      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.11      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.11      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,836      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.07      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                       $1.00      --      --      --      --
Accumulation unit value at end of period                             $1.07      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,376      --      --      --      --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.97   $0.72   $1.06   $1.12   $1.00
Accumulation unit value at end of period                             $1.19   $0.97   $0.72   $1.06   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                       $1.13   $0.76   $1.42   $1.23   $1.00
Accumulation unit value at end of period                             $1.40   $1.13   $0.76   $1.42   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2     240     294     140      86
----------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                       $0.95   $0.67   $1.13   $1.08   $1.00
Accumulation unit value at end of period                             $1.15   $0.95   $0.67   $1.13   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2     194     156     105      23
----------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                            2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                $1.00   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                      $1.09   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                      $1.04   $0.90   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                            2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                $0.87   $0.73   $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                      $0.96   $0.87   $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                $1.01   $0.76   $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period                      $1.04   $1.01   $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  39     269     262     105      43      28       1
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $1.14   $1.05   $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                      $1.17   $1.14   $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  46      43      37      54      84      50       3
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.85   $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                      $0.99   $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $0.88   $0.67   $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                      $1.01   $0.88   $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  52      53      53      49      99      36      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                $0.98   $0.83   $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period                      $1.09   $0.98   $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      27      27      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (11/15/2004)
Accumulation unit value at beginning of period                $1.06   $1.07   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                      $1.04   $1.06   $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1     209       6       3       6       4       1
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec. 31,
  2010 were (1.98%) and (1.96%), respectively.
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $0.99   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                      $1.18   $1.11   $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5     946     569     475      98      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.07   $0.86   $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                      $1.23   $1.07   $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  75     790     522     227     110      51      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $0.85   $0.70   $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period                      $0.99   $0.85   $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1       1      15      15       2
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.98   $1.16   $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period                      $2.33   $1.98   $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13     109     125      48      27      15      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                $1.12   $1.07   $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.15   $1.12   $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3     674     211     180      57      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period                $1.11   $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                      $1.23   $1.11   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      10      11      12      39      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $0.83   $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period                      $1.40   $1.25   $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   9       9      10      11      18       9       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.22   $0.87   $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period                      $1.36   $1.22   $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2     484     214     139      26      --      --
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 126  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                            2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $0.94   $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                      $1.32   $1.18   $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $0.90   $0.67   $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period                      $1.04   $0.90   $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period                $0.83   $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                      $0.99   $0.83   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4     869     443     185      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period                $0.78   $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                      $0.87   $0.78   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.08   $0.67   $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period                      $1.34   $1.08   $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                $0.74   $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period                      $0.90   $0.74   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $0.94   $0.76   $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                      $1.06   $0.94   $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.05   $1.01   $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period                      $1.07   $1.05   $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --     139      19      16       8      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.07   $0.87   $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period                      $1.33   $1.07   $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2     489     265     137      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                $0.84   $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                      $0.96   $0.84   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $0.92   $0.69   $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period                      $1.14   $0.92   $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.04   $0.87   $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                      $1.18   $1.04   $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.76   $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                      $0.82   $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --       6       6      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.12   $0.87   $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period                      $1.14   $1.12   $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                $1.00   $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                      $1.07   $1.00   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2     336     161     111      --      --      --
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  127

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                            2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.12   $0.84   $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period                      $1.29   $1.12   $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  79     215     429     291     197     105      43
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $0.90   $0.71   $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                      $1.09   $0.90   $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.14   $1.00   $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                      $1.20   $1.14   $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  47     470     281     264      87      52       3
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $0.91   $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period                      $1.58   $1.25   $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13     181     189      73      27      12      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.12   $0.90   $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period                      $1.24   $1.12   $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --       6       3      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.13   $0.84   $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                      $1.25   $1.13   $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $0.95   $0.82   $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period                      $1.13   $0.95   $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $0.98   $0.70   $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                      $1.24   $0.98   $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.03   $0.83   $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                      $1.12   $1.03   $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      33      33      56      33      33
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.47   $1.26   $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period                      $1.65   $1.47   $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13     342     213     198      62      19       1
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $0.98   $0.76   $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period                      $1.04   $0.98   $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.09   $0.83   $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period                      $1.34   $1.09   $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  22     173     183     138      44      18      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.69   $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period                      $0.77   $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $0.81   $0.56   $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                      $0.85   $0.81   $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1       1       1       6       6       1
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.70   $0.59   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                      $0.79   $0.70   $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 128  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                            2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.01   $0.73   $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                      $1.18   $1.01   $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                      $0.93   $0.90   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.81   $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                      $0.89   $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3     691     220      82      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.13   $0.89   $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period                      $1.27   $1.13   $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --       2       2      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $0.92   $0.73   $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period                      $1.05   $0.92   $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  98     346     337     201     143      72       1
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.83   $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                      $0.94   $0.83   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   3     743     458     213      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                $0.84   $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                      $1.04   $0.84   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                $1.14   $0.71   $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                      $1.53   $1.14   $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                $1.02   $0.88   $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period                      $1.10   $1.02   $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                $1.57   $1.20   $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period                      $1.75   $1.57   $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.64   $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                      $0.77   $0.64   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1     154     161      45      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.91   $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                      $1.18   $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.02   $0.81   $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                      $1.30   $1.02   $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --       4       4       1
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $0.94   $0.66   $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period                      $1.01   $0.94   $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  36      34      81      75      75      63      35
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.16   $0.85   $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period                      $1.32   $1.16   $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  129

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                            2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.14   $0.98   $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period                      $1.29   $1.14   $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  33     685     408     319     107      61      27
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.01   $0.75   $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period                      $1.22   $1.01   $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                $1.02   $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                      $1.13   $1.02   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1     388     372     237      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.15   $0.93   $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period                      $1.16   $1.15   $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.05   $0.86   $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period                      $1.14   $1.05   $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                $0.85   $0.65   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                      $1.05   $0.85   $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      14      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 270      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,055      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 314      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                $0.77   $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                      $0.84   $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4     900     388     173      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.02   $0.76   $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period                      $1.22   $1.02   $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,308      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               4,526      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 130  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                            2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,657      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,737      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 124      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,202      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                $1.09   $0.81   $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period                      $1.33   $1.09   $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  31      33      35      35      37      29      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                $1.57   $1.07   $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period                      $1.93   $1.57   $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  20     156     176      67      37      22      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                $1.04   $0.74   $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                      $1.26   $1.04   $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  20     170     121      60      25      17      --
-------------------------------------------------------------------------------------------------------------------







--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  131

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2010...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
 132  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
1 (800) 504-0469

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                              New York, Albany, NY.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2011 RiverSource Life Insurance Company. All rights reserved.


273480 N (4/11)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE(R) ENDEAVOR SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) FLEXCHOICE SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) INNOVATIONS SELECT

                                VARIABLE ANNUITY



                             RIVERSOURCE OF NEW YORK

                           VARIABLE ANNUITY ACCOUNT 2

                   (previously ACL Variable Annuity Account 2)



                                 APRIL 29, 2011


RiverSource of New York Variable Annuity Account 2 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account 2. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203
(800) 541-2251


S-6314 K (4/11)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2010.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Condensed Financial Information (Unaudited).....................................   p.  6
Financial Statements





 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    3

RATING AGENCIES


Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to RiverSource Life of NY, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2010



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2010. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Affiliated Funds*                                                            $228,088,727.84
Oppenheimer Variable Account Funds                                           $ 15,628,735.56
Fidelity(R) Variable Insurance Products                                      $ 14,724,257.96
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance
  Funds                                                                      $ 11,870,799.94
Janus Aspen Series                                                           $  6,582,362.41
AllianceBernstein Variable Products Series Fund, Inc.                        $  5,575,475.35
Wells Fargo Advantage Variable Trust Funds                                   $  5,074,972.89
PIMCO Variable Insurance Trust                                               $  5,059,767.06
Franklin(R) Templeton(R) Variable Insurance Products Trust                   $  4,281,966.04
Eaton Vance Variable Trust                                                   $  3,798,366.80
American Century(R) Variable Portfolios, Inc.                                $  3,762,399.53
Goldman Sachs Variable Insurance Trust                                       $  3,644,842.55
MFS(R) Variable Insurance Trust(SM)                                          $  2,954,011.59
Morgan Stanley UIF                                                           $  1,888,990.85
Putnam Variable Trust                                                        $  1,013,384.89
Neuberger Berman Advisers Management Trust                                   $    989,755.86
Credit Suisse Trust                                                          $    841,648.92
Royce Capital Fund                                                           $    330,694.17
Third Avenue Variable Series Trust                                           $    301,521.50
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund               $    124,287.46
Calvert Variable Series, Inc.                                                $    118,238.87
Legg Mason Partners Variable Portfolios                                      $     38,989.33
Lazard Retirement Series, Inc.                                               $      2,317.20
Lincoln Variable Insurance Products Trust                                    $      1,898.72
J.P. Morgan Series Trust II                                                  $      1,552.86
--------------------------------------------------------------------------------------------






  * Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II (previously RiverSource Variable Series Trust) and Wanger Advisors Trust.



 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life of NY are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.



RiverSource Distributors retains no underwriting commissions from the sale of the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2010 was $22,718,221; in 2009 was $17,842,976; and in 2008 was $22,750,353.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2010 and 2009, and for each of the three years in the period ended Dec. 31, 2010, and the individual financial statements of the segregated asset divisions of RiverSource of New York Variable Annuity Account 2, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2010, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period    $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.11   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               3       3       3      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41   $1.00
Accumulation unit value at end of period          $1.78   $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                               7       7       7       7       8       8       8       2
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period          $1.46   $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       1       1       1       1       1       1
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.40   $1.03   $1.73   $1.54   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period          $1.52   $1.40   $1.03   $1.73   $1.54   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2       2       2       2       2       2       2
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.16      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.24      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.27      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period          $1.98   $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                              68      71      78     115     173     185     198      18
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.29   $1.02   $1.96   $1.56   $1.48   $1.42   $1.39   $1.00
Accumulation unit value at end of period          $1.59   $1.29   $1.02   $1.96   $1.56   $1.48   $1.42   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2       2       2       2       2       2       2
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.01      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48   $1.00
Accumulation unit value at end of period          $2.86   $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                              21      21      21      49      52      71      75       5
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57   $1.00
Accumulation unit value at end of period          $2.17   $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                               6       6       7      36      70      71      71       2
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.25   $1.06   $1.85   $2.37   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period          $1.49   $1.25   $1.06   $1.85   $2.37   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                               5       9       9       9      10      10      11       8
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.86   $1.45   $2.19   $2.27   $1.96   $1.82   $1.48   $1.00
Accumulation unit value at end of period          $2.36   $1.86   $1.45   $2.19   $2.27   $1.96   $1.82   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2       2       2       2       2       2       2
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.61   $1.14   $2.00   $1.81   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period          $2.04   $1.61   $1.14   $2.00   $1.81   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                              13      13      13      12      44      44      44       3
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.46   $1.17   $1.87   $1.83   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period          $1.60   $1.46   $1.17   $1.87   $1.83   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                              50      51      53      83     149     155     163      42
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $2.02   $1.49   $2.52   $2.20   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period          $2.16   $2.02   $1.49   $2.52   $2.20   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5       5       5       5       6       7       3
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.15      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.25      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.30   $0.89   $1.87   $1.86   $1.67   $1.60   $1.46   $1.00
Accumulation unit value at end of period          $1.38   $1.30   $0.89   $1.87   $1.86   $1.67   $1.60   $1.46
Number of accumulation units outstanding at end
of period (000 omitted)                               3       3       3       3       3       3       3       2
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period          $1.89   $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.01   $0.80   $1.16   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.09   $1.01   $0.80   $1.16   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.29      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.41   $1.02   $1.64   $1.49   $1.40   $1.36   $1.26   $1.00
Accumulation unit value at end of period          $1.56   $1.41   $1.02   $1.64   $1.49   $1.40   $1.36   $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5       5       5       6       8       9       2
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.68   $1.04   $1.74   $1.72   $1.54   $1.48   $1.41   $1.00
Accumulation unit value at end of period          $2.26   $1.68   $1.04   $1.74   $1.72   $1.54   $1.48   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       1       1       1       1       1      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18   $1.00
Accumulation unit value at end of period          $1.45   $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                              23      24      25      26      26      27      28       2
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33   $1.00
Accumulation unit value at end of period          $2.95   $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      24      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36   $1.00
Accumulation unit value at end of period          $1.49   $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                              33      33      33      31      69      69      68       4
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55   $1.00
Accumulation unit value at end of period          $2.34   $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       1       1       1       1       1      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period          $1.60   $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                              98     100     103     168     182     214     234      48
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $0.36   $0.29   $1.37   $1.39   $1.29   $1.27   $1.18   $1.00
Accumulation unit value at end of period          $0.41   $0.36   $0.29   $1.37   $1.39   $1.29   $1.27   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                               2      12      68      12      13      14      15      10
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53   $1.00
Accumulation unit value at end of period          $2.21   $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                               2      11      11      11      12      13      13       9
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.06      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.28   $1.00   $1.64   $1.76   $1.54   $1.48   $1.34   $1.00
Accumulation unit value at end of period          $1.45   $1.28   $1.00   $1.64   $1.76   $1.54   $1.48   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                               2      11      11      11      11      11      11      11
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.66   $1.34   $2.42   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period          $1.80   $1.66   $1.34   $2.42   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                               2       7       7       7      42      42      42       6
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.30   $0.99   $1.62   $1.63   $1.48   $1.42   $1.33   $1.00
Accumulation unit value at end of period          $1.50   $1.30   $0.99   $1.62   $1.63   $1.48   $1.42   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period          $1.07   $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5      96     111       1       1       1      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period          $1.28   $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                               7       7       8       8      65      65      65       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period          $2.18   $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                               2      11      11      12      82      82      82       9
-------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period    $0.78   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $0.90   $0.78   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period          $1.57   $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5       5       5      53      55      56       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period          $1.10   $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                               4       3     102       9       9      10      14      11
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period          $1.40   $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              86      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.16      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             423      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             277      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             475      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period          $2.36   $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2       2       3       3       3       3      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (07/19/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.29      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                 2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                     $1.01  $0.82  $1.00     --     --
Accumulation unit value at end of period                           $1.11  $1.01  $0.82     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                     $0.91  $0.60  $1.16  $1.00     --
Accumulation unit value at end of period                           $1.07  $0.91  $0.60  $1.16     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                     $0.85  $0.71  $1.21  $1.17  $1.00
Accumulation unit value at end of period                           $0.95  $0.85  $0.71  $1.21  $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                     $0.80  $0.60  $1.30  $1.24  $1.00
Accumulation unit value at end of period                           $0.82  $0.80  $0.60  $1.30  $1.24
Number of accumulation units outstanding at end of period (000
omitted)                                                               4    346    426    212     75
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                     $1.17  $1.08  $1.10  $1.02  $1.00
Accumulation unit value at end of period                           $1.22  $1.17  $1.08  $1.10  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                     $1.02  $0.77  $1.42  $1.21  $1.00
Accumulation unit value at end of period                           $1.14  $1.02  $0.77  $1.42  $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                     $0.86  $0.67  $0.90  $1.00     --
Accumulation unit value at end of period                           $1.02  $0.86  $0.67  $0.90     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                     $0.95  $0.71  $1.24  $1.03  $1.00
Accumulation unit value at end of period                           $1.09  $0.95  $0.71  $1.24  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --    207
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                     $0.93  $0.78  $1.08  $1.15  $1.00
Accumulation unit value at end of period                           $1.04  $0.93  $0.78  $1.08  $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $1.15  $0.81  $1.08  $1.08  $1.00
Accumulation unit value at end of period                           $1.27  $1.15  $0.81  $1.08  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     16
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period                     $0.85  $0.67  $1.13  $1.00     --
Accumulation unit value at end of period                           $1.02  $0.85  $0.67  $1.13     --
Number of accumulation units outstanding at end of period (000
omitted)                                                               8    955    654    358     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period                     $0.79  $0.58  $1.14  $1.00     --
Accumulation unit value at end of period                           $0.89  $0.79  $0.58  $1.14     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.95  $0.77  $1.08  $1.13  $1.00
Accumulation unit value at end of period                           $1.19  $0.95  $0.77  $1.08  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               5    613    439    300     --
--------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                     $0.86  $0.72  $1.10  $1.00     --
Accumulation unit value at end of period                           $0.99  $0.86  $0.72  $1.10     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.84  $0.63  $1.07  $1.06  $1.00
Accumulation unit value at end of period                           $1.06  $0.84  $0.63  $1.07  $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------


 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $1.11  $0.72  $1.23  $1.09  $1.00
Accumulation unit value at end of period                           $1.43  $1.11  $0.72  $1.23  $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     42
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $1.02  $0.85  $1.22  $1.15  $1.00
Accumulation unit value at end of period                           $1.17  $1.02  $0.85  $1.22  $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.77  $0.62  $1.10  $1.00     --
Accumulation unit value at end of period                           $0.84  $0.77  $0.62  $1.10     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.95  $0.74  $1.19  $1.16  $1.00
Accumulation unit value at end of period                           $0.98  $0.95  $0.74  $1.19  $1.16
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                     $1.02  $0.71  $0.99  $1.00     --
Accumulation unit value at end of period                           $1.10  $1.02  $0.71  $0.99     --
Number of accumulation units outstanding at end of period (000
omitted)                                                               2    347    230    155     --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.97  $0.73  $1.28  $1.10  $1.00
Accumulation unit value at end of period                           $1.13  $0.97  $0.73  $1.28  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              57    240    567    438    409
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.89  $0.71  $1.35  $1.08  $1.00
Accumulation unit value at end of period                           $1.10  $0.89  $0.71  $1.35  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $1.17  $1.03  $1.08  $1.04  $1.00
Accumulation unit value at end of period                           $1.25  $1.17  $1.03  $1.08  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                              52    425    359    301     21
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $1.03  $0.74  $1.25  $1.09  $1.00
Accumulation unit value at end of period                           $1.31  $1.03  $0.74  $1.25  $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               2    236    310    155     68
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.93  $0.75  $1.35  $1.17  $1.00
Accumulation unit value at end of period                           $1.04  $0.93  $0.75  $1.35  $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     21
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $1.07  $0.80  $1.15  $1.12  $1.00
Accumulation unit value at end of period                           $1.20  $1.07  $0.80  $1.15  $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.91  $0.78  $1.08  $1.13  $1.00
Accumulation unit value at end of period                           $1.08  $0.91  $0.78  $1.08  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.98  $0.69  $1.21  $1.10  $1.00
Accumulation unit value at end of period                           $1.23  $0.98  $0.69  $1.21  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.91  $0.73  $1.17  $1.14  $1.00
Accumulation unit value at end of period                           $1.00  $0.91  $0.73  $1.17  $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --    131
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $1.45  $1.23  $1.17  $1.07  $1.00
Accumulation unit value at end of period                           $1.64  $1.45  $1.23  $1.17  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               2    345    290    255     94
--------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                     $0.88  $0.68  $1.19  $1.18  $1.00
Accumulation unit value at end of period                           $0.94  $0.88  $0.68  $1.19  $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.95  $0.72  $1.16  $1.14  $1.00
Accumulation unit value at end of period                           $1.18  $0.95  $0.72  $1.16  $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                               2    214    245    190    130
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.70  $0.59  $0.94  $1.00     --
Accumulation unit value at end of period                           $0.79  $0.70  $0.59  $0.94     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.79  $0.54  $1.14  $1.13  $1.00
Accumulation unit value at end of period                           $0.84  $0.79  $0.54  $1.14  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.71  $0.60  $1.05  $1.00     --
Accumulation unit value at end of period                           $0.81  $0.71  $0.60  $1.05     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.89  $0.63  $1.21  $1.10  $1.00
Accumulation unit value at end of period                           $1.04  $0.89  $0.63  $1.21  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.92  $0.73  $1.03  $1.00     --
Accumulation unit value at end of period                           $0.95  $0.92  $0.73  $1.03     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.82  $0.61  $1.05  $1.00     --
Accumulation unit value at end of period                           $0.91  $0.82  $0.61  $1.05     --
Number of accumulation units outstanding at end of period (000
omitted)                                                               7    749    329    164     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $1.08  $0.84  $1.19  $1.10  $1.00
Accumulation unit value at end of period                           $1.21  $1.08  $0.84  $1.19  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.88  $0.69  $1.09  $1.13  $1.00
Accumulation unit value at end of period                           $1.01  $0.88  $0.69  $1.09  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               3    294    383    238    201
--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.85  $0.63  $1.06  $1.00     --
Accumulation unit value at end of period                           $0.96  $0.85  $0.63  $1.06     --
Number of accumulation units outstanding at end of period (000
omitted)                                                               8    820    680    449     --
--------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                     $0.86  $0.61  $1.03  $1.00     --
Accumulation unit value at end of period                           $1.06  $0.86  $0.61  $1.03     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                     $1.03  $0.75  $1.20  $1.10  $1.00
Accumulation unit value at end of period                           $1.15  $1.03  $0.75  $1.20  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                     $1.12  $0.69  $1.16  $1.14  $1.00
Accumulation unit value at end of period                           $1.50  $1.12  $0.69  $1.16  $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                     $1.02  $0.87  $1.14  $1.11  $1.00
Accumulation unit value at end of period                           $1.10  $1.02  $0.87  $1.14  $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------


 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                     $1.26  $0.96  $1.56  $1.23  $1.00
Accumulation unit value at end of period                           $1.41  $1.26  $0.96  $1.56  $1.23
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.66  $0.47  $0.85  $1.00     --
Accumulation unit value at end of period                           $0.79  $0.66  $0.47  $0.85     --
Number of accumulation units outstanding at end of period (000
omitted)                                                               1    188    228     91     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                     $0.92  $0.59  $1.13  $1.00     --
Accumulation unit value at end of period                           $1.21  $0.92  $0.59  $1.13     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.79  $0.62  $1.01  $1.23  $1.00
Accumulation unit value at end of period                           $1.01  $0.79  $0.62  $1.01  $1.23
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --      1
--------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.95  $0.66  $1.23  $1.10  $1.00
Accumulation unit value at end of period                           $1.02  $0.95  $0.66  $1.23  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $1.00  $0.72  $1.23  $1.17  $1.00
Accumulation unit value at end of period                           $1.14  $1.00  $0.72  $1.23  $1.17
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $1.15  $0.98  $1.16  $1.07  $1.00
Accumulation unit value at end of period                           $1.31  $1.15  $0.98  $1.16  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              70    727    561    443    134
--------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.89  $0.66  $1.08  $1.10  $1.00
Accumulation unit value at end of period                           $1.09  $0.89  $0.66  $1.08  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                     $1.04  $0.86  $1.04  $1.00     --
Accumulation unit value at end of period                           $1.16  $1.04  $0.86  $1.04     --
Number of accumulation units outstanding at end of period (000
omitted)                                                               4    395    548    429     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $1.07  $0.86  $1.05  $1.07  $1.00
Accumulation unit value at end of period                           $1.09  $1.07  $0.86  $1.05  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.89  $0.72  $1.30  $1.21  $1.00
Accumulation unit value at end of period                           $0.97  $0.89  $0.72  $1.30  $1.21
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.13     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                     $0.76  $0.58  $0.97  $1.13  $1.00
Accumulation unit value at end of period                           $0.95  $0.76  $0.58  $0.97  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     98
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.06  $1.07  $1.06  $1.02  $1.00
Accumulation unit value at end of period                           $1.05  $1.06  $1.07  $1.06  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                             450    212     81     91      1
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.14  $1.01  $1.09  $1.04  $1.00
Accumulation unit value at end of period                           $1.22  $1.14  $1.01  $1.09  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               5    958    827    654    195
--------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.90  $0.71  $1.20  $1.13  $1.00
Accumulation unit value at end of period                           $1.03  $0.90  $0.71  $1.20  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                               8    978    817    424    205
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.82  $0.67  $1.16  $1.14  $1.00
Accumulation unit value at end of period                           $0.95  $0.82  $0.67  $1.16  $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.15  $1.08  $1.09  $1.02  $1.00
Accumulation unit value at end of period                           $1.18  $1.15  $1.08  $1.09  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                              16    673    304    289    164
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.22  $0.80  $1.08  $1.07  $1.00
Accumulation unit value at end of period                           $1.37  $1.22  $0.80  $1.08  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --      4
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.22  $0.87  $1.08  $1.06  $1.00
Accumulation unit value at end of period                           $1.37  $1.22  $0.87  $1.08  $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               4    496    293    216     81
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.04  $0.64  $1.18  $1.05  $1.00
Accumulation unit value at end of period                           $1.30  $1.04  $0.64  $1.18  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                     $0.76  $0.54  $1.00  $1.00     --
Accumulation unit value at end of period                           $0.92  $0.76  $0.54  $1.00     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.92  $0.73  $1.18  $1.14  $1.00
Accumulation unit value at end of period                           $1.04  $0.92  $0.73  $1.18  $1.14
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.08  $1.03  $1.07  $1.03  $1.00
Accumulation unit value at end of period                           $1.10  $1.08  $1.03  $1.07  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                              --    129     45     55      5
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.85  $0.63  $1.14  $1.12  $1.00
Accumulation unit value at end of period                           $0.99  $0.85  $0.63  $1.14  $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.85  $0.68  $1.14  $1.15  $1.00
Accumulation unit value at end of period                           $1.01  $0.85  $0.68  $1.14  $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $1.45  $0.84  $1.84  $1.34  $1.00
Accumulation unit value at end of period                           $1.72  $1.45  $0.84  $1.84  $1.34
Number of accumulation units outstanding at end of period (000
omitted)                                                               1    157    225    106     66
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.98  $0.78  $1.32  $1.18  $1.00
Accumulation unit value at end of period                           $1.10  $0.98  $0.78  $1.32  $1.18
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                           2,135     --     --     --     --
--------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.04     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.04     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             480     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                     $0.78  $0.60  $0.99  $1.00     --
Accumulation unit value at end of period                           $0.87  $0.78  $0.60  $0.99     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              10  1,011    585    342     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.98  $0.72  $1.15  $1.10  $1.00
Accumulation unit value at end of period                           $1.18  $0.98  $0.72  $1.15  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                           5,198     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.11     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.11     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                           2,836     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.07     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                     $1.00     --     --     --     --
Accumulation unit value at end of period                           $1.07     --     --     --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                           1,376     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                     $0.97  $0.72  $1.06  $1.12  $1.00
Accumulation unit value at end of period                           $1.19  $0.97  $0.72  $1.06  $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              --     --     --     --     --
--------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                     $1.13  $0.76  $1.42  $1.23  $1.00
Accumulation unit value at end of period                           $1.40  $1.13  $0.76  $1.42  $1.23
Number of accumulation units outstanding at end of period (000
omitted)                                                               2    240    294    140     86
--------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                     $0.95  $0.67  $1.13  $1.08  $1.00
Accumulation unit value at end of period                           $1.15  $0.95  $0.67  $1.13  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               2    194    156    105     23
--------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    17

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period    $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.10   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              99     102     100      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.50   $0.99   $1.91   $1.61   $1.50   $1.47   $1.41   $1.00
Accumulation unit value at end of period          $1.76   $1.50   $0.99   $1.91   $1.61   $1.50   $1.47   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                              63      63      80      78      87      87      72      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.30   $1.09   $1.87   $1.80   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period          $1.45   $1.30   $1.09   $1.87   $1.80   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end
of period (000 omitted)                              93     136     180     163     194     210     216     147
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.39   $1.02   $1.72   $1.53   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period          $1.51   $1.39   $1.02   $1.72   $1.53   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5       5       5      25      24      25       6
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.70   $1.27   $2.24   $1.93   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period          $1.97   $1.70   $1.27   $2.24   $1.93   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                           1,070   1,051   1,112   1,129   1,239   1,247   1,212     331
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.28   $1.01   $1.95   $1.55   $1.47   $1.41   $1.39   $1.00
Accumulation unit value at end of period          $1.57   $1.28   $1.01   $1.95   $1.55   $1.47   $1.41   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                              91      95      92      87      87      85      58       9
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $2.23   $1.61   $2.70   $2.37   $2.13   $1.82   $1.48   $1.00
Accumulation unit value at end of period          $2.84   $2.23   $1.61   $2.70   $2.37   $2.13   $1.82   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                             295     307     337     344     393     385     393      58
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.93   $1.55   $2.79   $2.41   $2.07   $1.76   $1.57   $1.00
Accumulation unit value at end of period          $2.16   $1.93   $1.55   $2.79   $2.41   $2.07   $1.76   $1.57
Number of accumulation units outstanding at end
of period (000 omitted)                              70      56      80      81      92      93      96      14
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.24   $1.05   $1.84   $2.36   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period          $1.48   $1.24   $1.05   $1.84   $2.36   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end
of period (000 omitted)                              14       8      37      40      52      54      46      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.85   $1.44   $2.18   $2.26   $1.95   $1.81   $1.48   $1.00
Accumulation unit value at end of period          $2.34   $1.85   $1.44   $2.18   $2.26   $1.95   $1.81   $1.48
Number of accumulation units outstanding at end
of period (000 omitted)                              82      62      88      89      97      90      91      25
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.60   $1.13   $1.99   $1.80   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period          $2.02   $1.60   $1.13   $1.99   $1.80   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end
of period (000 omitted)                             119     100      90      74      73      68      65      28
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.45   $1.16   $1.86   $1.82   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period          $1.59   $1.45   $1.16   $1.86   $1.82   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end
of period (000 omitted)                             410     470     521     555     618     644     640     260
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $2.00   $1.48   $2.50   $2.19   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period          $2.15   $2.00   $1.48   $2.50   $2.19   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end
of period (000 omitted)                             112     105      93      87      68      74      56       9
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.29   $0.89   $1.86   $1.86   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period          $1.37   $1.29   $0.89   $1.86   $1.86   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end
of period (000 omitted)                             122     127      88      83      83      83      55      10
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.60   $1.14   $2.18   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period          $1.88   $1.60   $1.14   $2.18   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                              46      34      35      33      33      34      21       6
-------------------------------------------------------------------------------------------------------------------


 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.01   $0.80   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.09   $1.01   $0.80   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               8       9       8       7       7      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.40   $1.01   $1.63   $1.48   $1.40   $1.35   $1.26   $1.00
Accumulation unit value at end of period          $1.55   $1.40   $1.01   $1.63   $1.48   $1.40   $1.35   $1.26
Number of accumulation units outstanding at end
of period (000 omitted)                              98     101     112     123     127     130     137      55
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.67   $1.04   $1.73   $1.71   $1.53   $1.48   $1.41   $1.00
Accumulation unit value at end of period          $2.24   $1.67   $1.04   $1.73   $1.71   $1.53   $1.48   $1.41
Number of accumulation units outstanding at end
of period (000 omitted)                              66      61      64      64      63      66      67      20
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.33   $1.14   $1.49   $1.45   $1.31   $1.29   $1.17   $1.00
Accumulation unit value at end of period          $1.44   $1.33   $1.14   $1.49   $1.45   $1.31   $1.29   $1.17
Number of accumulation units outstanding at end
of period (000 omitted)                             533     607     731     782     834     860     841     397
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $2.61   $1.98   $3.23   $2.56   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period          $2.93   $2.61   $1.98   $3.23   $2.56   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                              43      42      35      36      36      40      45      42
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.37   $0.96   $1.78   $1.58   $1.49   $1.43   $1.36   $1.00
Accumulation unit value at end of period          $1.48   $1.37   $0.96   $1.78   $1.58   $1.49   $1.43   $1.36
Number of accumulation units outstanding at end
of period (000 omitted)                             465     444     422     415     441     466     438     125
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $2.03   $1.47   $2.50   $2.38   $2.05   $1.82   $1.55   $1.00
Accumulation unit value at end of period          $2.32   $2.03   $1.47   $2.50   $2.38   $2.05   $1.82   $1.55
Number of accumulation units outstanding at end
of period (000 omitted)                             118      96      90      85      98      94      84      19
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.40   $1.19   $1.41   $1.30   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period          $1.59   $1.40   $1.19   $1.41   $1.30   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end
of period (000 omitted)                             523     640     656     794     888     904     868     200
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $0.36   $0.29   $1.36   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period          $0.41   $0.36   $0.29   $1.36   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end
of period (000 omitted)                             198     114      63      47      67      70      62       6
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.80   $1.33   $2.17   $2.22   $1.96   $1.81   $1.53   $1.00
Accumulation unit value at end of period          $2.19   $1.80   $1.33   $2.17   $2.22   $1.96   $1.81   $1.53
Number of accumulation units outstanding at end
of period (000 omitted)                             215     225     244     252     335     349     321      27
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.27   $0.99   $1.63   $1.76   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period          $1.44   $1.27   $0.99   $1.63   $1.76   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      20      20      21       2
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.64   $1.33   $2.41   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period          $1.79   $1.64   $1.33   $2.41   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       3       3       5       6       4       1
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.29   $0.98   $1.61   $1.62   $1.47   $1.42   $1.33   $1.00
Accumulation unit value at end of period          $1.49   $1.29   $0.98   $1.61   $1.62   $1.47   $1.42   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                               6       6       6      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.08   $1.09   $1.08   $1.04   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period          $1.07   $1.08   $1.09   $1.08   $1.04   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                              20      22      --      47      49      52      54      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    19

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.19   $1.05   $1.14   $1.09   $1.06   $1.05   $1.01   $1.00
Accumulation unit value at end of period          $1.28   $1.19   $1.05   $1.14   $1.09   $1.06   $1.05   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                             217     234     204     207     216     224     223     160
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.87   $1.49   $2.53   $2.36   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period          $2.17   $1.87   $1.49   $2.53   $2.36   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end
of period (000 omitted)                              63      68      68      66      66      61      60       2
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period    $0.77   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $0.90   $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.38   $1.10   $1.78   $1.71   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period          $1.56   $1.38   $1.10   $1.78   $1.71   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end
of period (000 omitted)                             231     250     330     326     410     467     506     159
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.07   $1.03   $1.07   $1.03   $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period          $1.09   $1.07   $1.03   $1.07   $1.03   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                             234     285     335     388     354     378     382     136
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.20   $0.89   $1.61   $1.58   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period          $1.39   $1.20   $0.89   $1.61   $1.58   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end
of period (000 omitted)                              15      19      26      28      34      35      20      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.90   $1.41   $2.08   $2.21   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period          $2.34   $1.90   $1.41   $2.08   $2.21   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       3       3       5       5       2      --
-------------------------------------------------------------------------------------------------------------------





 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $1.01   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.10   $1.01   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     10      10      11      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period        $0.91   $0.60   $1.16   $1.00      --      --      --
Accumulation unit value at end of period              $1.07   $0.91   $0.60   $1.16      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period        $0.89   $0.75   $1.28   $1.24   $1.07   $1.03   $1.00
Accumulation unit value at end of period              $1.00   $0.89   $0.75   $1.28   $1.24   $1.07   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     10      10      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period        $1.04   $0.78   $1.69   $1.62   $1.22   $1.05   $1.00
Accumulation unit value at end of period              $1.07   $1.04   $0.78   $1.69   $1.62   $1.22   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    228     248     258     190     198     126       3
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $1.17   $1.07   $1.10   $1.02   $1.01   $1.01   $1.00
Accumulation unit value at end of period              $1.21   $1.17   $1.07   $1.10   $1.02   $1.01   $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                    226     236     216     321     335     241       7
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $1.23   $0.93   $1.70   $1.46   $1.18   $1.06   $1.00
Accumulation unit value at end of period              $1.37   $1.23   $0.93   $1.70   $1.46   $1.18   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.86   $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period              $1.01   $0.86   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     12      12      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $0.91   $0.68   $1.18   $0.99   $1.04   $1.03   $1.00
Accumulation unit value at end of period              $1.04   $0.91   $0.68   $1.18   $0.99   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    334     367     366     362     448     191       5
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $1.01   $0.85   $1.18   $1.26   $1.07   $1.04   $1.00
Accumulation unit value at end of period              $1.13   $1.01   $0.85   $1.18   $1.26   $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --       3      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period        $1.14   $0.80   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period              $1.26   $1.14   $0.80   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     60      64      73      80      83      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period        $0.84   $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period              $1.01   $0.84   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2      77      64      48      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period        $0.79   $0.58   $1.14   $1.00      --      --      --
Accumulation unit value at end of period              $0.89   $0.79   $0.58   $1.14      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.10   $0.89   $1.25   $1.30   $1.10   $1.06   $1.00
Accumulation unit value at end of period              $1.37   $1.10   $0.89   $1.25   $1.30   $1.10   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      1      46      38      35      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period        $0.85   $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period              $0.99   $0.85   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.94   $0.70   $1.20   $1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period              $1.18   $0.94   $0.70   $1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     10      11      10      10      10       9      --
---------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    21

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.10   $0.71   $1.22   $1.08   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.41   $1.10   $0.71   $1.22   $1.08   $1.05   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                     56      71      82      80      96      46       1
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.07   $0.89   $1.27   $1.21   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.22   $1.07   $0.89   $1.27   $1.21   $1.05   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.77   $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period              $0.84   $0.77   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $0.89   $1.44   $1.40   $1.16   $1.05   $1.00
Accumulation unit value at end of period              $1.18   $1.15   $0.89   $1.44   $1.40   $1.16   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period        $1.01   $0.71   $0.99   $1.00      --      --      --
Accumulation unit value at end of period              $1.09   $1.01   $0.71   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     14      34      18      18      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $0.86   $1.52   $1.31   $1.19   $1.03   $1.00
Accumulation unit value at end of period              $1.33   $1.15   $0.86   $1.52   $1.31   $1.19   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    648     702     770     731     811     496       6
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.92   $0.73   $1.40   $1.12   $1.06   $1.02   $1.00
Accumulation unit value at end of period              $1.13   $0.92   $0.73   $1.40   $1.12   $1.06   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --       3      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.17   $1.02   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.24   $1.17   $1.02   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    201     233     223     313     289     206       3
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.29   $0.93   $1.56   $1.37   $1.23   $1.05   $1.00
Accumulation unit value at end of period              $1.63   $1.29   $0.93   $1.56   $1.37   $1.23   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     70     101     114     105     109      43      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $0.92   $1.66   $1.44   $1.23   $1.05   $1.00
Accumulation unit value at end of period              $1.28   $1.15   $0.92   $1.66   $1.44   $1.23   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     25      27      27      25      34      33       3
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.16   $0.86   $1.24   $1.21   $1.04   $1.03   $1.00
Accumulation unit value at end of period              $1.29   $1.16   $0.86   $1.24   $1.21   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.98   $0.84   $1.17   $1.22   $1.05   $1.03   $1.00
Accumulation unit value at end of period              $1.17   $0.98   $0.84   $1.17   $1.22   $1.05   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --       3      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.01   $0.71   $1.26   $1.14   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.28   $1.01   $0.71   $1.26   $1.14   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     10      10      --      --      --       8      --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.06   $0.85   $1.36   $1.33   $1.14   $1.04   $1.00
Accumulation unit value at end of period              $1.16   $1.06   $0.85   $1.36   $1.33   $1.14   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     16      16      15      14      25      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.51   $1.29   $1.23   $1.12   $1.00   $1.05   $1.00
Accumulation unit value at end of period              $1.71   $1.51   $1.29   $1.23   $1.12   $1.00   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     68      94      95     144     139      82       2
---------------------------------------------------------------------------------------------------------------


 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.01   $0.78   $1.37   $1.35   $1.12   $1.04   $1.00
Accumulation unit value at end of period              $1.07   $1.01   $0.78   $1.37   $1.35   $1.12   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.12   $0.85   $1.37   $1.34   $1.17   $1.05   $1.00
Accumulation unit value at end of period              $1.38   $1.12   $0.85   $1.37   $1.34   $1.17   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    146     184     189     195     193     105       3
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.70   $0.59   $0.94   $1.00      --      --      --
Accumulation unit value at end of period              $0.78   $0.70   $0.59   $0.94      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.83   $0.57   $1.20   $1.20   $1.07   $1.03   $1.00
Accumulation unit value at end of period              $0.88   $0.83   $0.57   $1.20   $1.20   $1.07   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     84      85      92      75      77      76       6
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.71   $0.59   $1.05   $1.00      --      --      --
Accumulation unit value at end of period              $0.81   $0.71   $0.59   $1.05      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.04   $0.74   $1.42   $1.30   $1.13   $1.05   $1.00
Accumulation unit value at end of period              $1.22   $1.04   $0.74   $1.42   $1.30   $1.13   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.92   $0.73   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $0.95   $0.92   $0.73   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     11      11      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.82   $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period              $0.91   $0.82   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1      59      31      24      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.17   $0.91   $1.29   $1.19   $1.09   $1.03   $1.00
Accumulation unit value at end of period              $1.31   $1.17   $0.91   $1.29   $1.19   $1.09   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     13      14      14      17      18      18       2
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.95   $0.75   $1.18   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.08   $0.95   $0.75   $1.18   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    571     638     638     645     652     343       8
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.84   $0.63   $1.06   $1.00      --      --      --
Accumulation unit value at end of period              $0.95   $0.84   $0.63   $1.06      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2      68      64      59      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period        $0.85   $0.61   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $1.06   $0.85   $0.61   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.06   $0.77   $1.24   $1.13   $1.07   $1.03   $1.00
Accumulation unit value at end of period              $1.18   $1.06   $0.77   $1.24   $1.13   $1.07   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.18   $0.73   $1.22   $1.21   $1.08   $1.04   $1.00
Accumulation unit value at end of period              $1.58   $1.18   $0.73   $1.22   $1.21   $1.08   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                      9       9       9       9       9      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.05   $0.90   $1.18   $1.15   $1.04   $1.02   $1.00
Accumulation unit value at end of period              $1.14   $1.05   $0.90   $1.18   $1.15   $1.04   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      5       5       5       5       5       5      --
---------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    23

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.61   $1.23   $1.99   $1.58   $1.22   $1.06   $1.00
Accumulation unit value at end of period              $1.81   $1.61   $1.23   $1.99   $1.58   $1.22   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      6       6      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.65   $0.47   $0.85   $1.00      --      --      --
Accumulation unit value at end of period              $0.79   $0.65   $0.47   $0.85      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1      15      25      12      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.92   $0.59   $1.13   $1.00      --      --      --
Accumulation unit value at end of period              $1.20   $0.92   $0.59   $1.13      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.05   $0.83   $1.35   $1.65   $1.22   $1.05   $1.00
Accumulation unit value at end of period              $1.35   $1.05   $0.83   $1.35   $1.65   $1.22   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     12      15      14      12      11      20      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.97   $0.68   $1.27   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period              $1.05   $0.97   $0.68   $1.27   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                    211     222     235     212     244     139       4
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.19   $0.87   $1.47   $1.40   $1.21   $1.07   $1.00
Accumulation unit value at end of period              $1.36   $1.19   $0.87   $1.47   $1.40   $1.21   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.18   $1.00   $1.19   $1.10   $1.03   $1.02   $1.00
Accumulation unit value at end of period              $1.33   $1.18   $1.00   $1.19   $1.10   $1.03   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                    274     335     348     409     393     265       5
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.04   $0.77   $1.25   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period              $1.26   $1.04   $0.77   $1.25   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     66      67      66      62      62      62      --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period        $1.03   $0.86   $1.04   $1.00      --      --      --
Accumulation unit value at end of period              $1.16   $1.03   $0.86   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2      36      48      53      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.18   $0.95   $1.16   $1.18   $1.16   $1.04   $1.00
Accumulation unit value at end of period              $1.20   $1.18   $0.95   $1.16   $1.18   $1.16   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --       2      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.08   $0.88   $1.58   $1.48   $1.17   $1.06   $1.00
Accumulation unit value at end of period              $1.18   $1.08   $0.88   $1.58   $1.48   $1.17   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.87   $0.67   $1.12   $1.29   $1.12   $1.05   $1.00
Accumulation unit value at end of period              $1.08   $0.87   $0.67   $1.12   $1.29   $1.12   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     12      13      13      11      16       2      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.09   $1.10   $1.09   $1.05   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.07   $1.09   $1.10   $1.09   $1.05   $1.01   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                     13      17      11      16     106     105      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.14   $1.01   $1.09   $1.05   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.22   $1.14   $1.01   $1.09   $1.05   $1.01   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                     45      95      94     117      79      10      --
---------------------------------------------------------------------------------------------------------------


 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.10   $0.88   $1.49   $1.39   $1.18   $1.05   $1.00
Accumulation unit value at end of period              $1.27   $1.10   $0.88   $1.49   $1.39   $1.18   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    366     456     450     411     426     198      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.88   $0.72   $1.25   $1.23   $1.08   $1.03   $1.00
Accumulation unit value at end of period              $1.02   $0.88   $0.72   $1.25   $1.23   $1.08   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     83      93      86      83      87      87       9
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period        $1.15   $1.09   $1.10   $1.03   $1.00      --      --
Accumulation unit value at end of period              $1.18   $1.15   $1.09   $1.10   $1.03      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     23      64      41      57      44      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.29   $0.85   $1.15   $1.14   $1.04   $1.01   $1.00
Accumulation unit value at end of period              $1.45   $1.29   $0.85   $1.15   $1.14   $1.04   $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                     34      37      44      48      51      35      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.26   $0.89   $1.11   $1.10   $1.03   $1.01   $1.00
Accumulation unit value at end of period              $1.41   $1.26   $0.89   $1.11   $1.10   $1.03   $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                     12      49      40      45      28      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.11   $0.69   $1.26   $1.12   $1.13   $1.04   $1.00
Accumulation unit value at end of period              $1.38   $1.11   $0.69   $1.26   $1.12   $1.13   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.76   $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period              $0.91   $0.76   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.97   $0.78   $1.25   $1.20   $1.06   $1.02   $1.00
Accumulation unit value at end of period              $1.10   $0.97   $0.78   $1.25   $1.20   $1.06   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.08   $1.04   $1.08   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.10   $1.08   $1.04   $1.08   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                     24      27      23      31      32      25      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.93   $0.68   $1.24   $1.22   $1.11   $1.03   $1.00
Accumulation unit value at end of period              $1.07   $0.93   $0.68   $1.24   $1.22   $1.11   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.92   $0.74   $1.24   $1.26   $1.07   $1.03   $1.00
Accumulation unit value at end of period              $1.10   $0.92   $0.74   $1.24   $1.26   $1.07   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $2.04   $1.18   $2.59   $1.89   $1.43   $1.08   $1.00
Accumulation unit value at end of period              $2.41   $2.04   $1.18   $2.59   $1.89   $1.43   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                     72      92     126      93     130      79       2
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.21   $0.96   $1.63   $1.46   $1.19   $1.06   $1.00
Accumulation unit value at end of period              $1.36   $1.21   $0.96   $1.63   $1.46   $1.19   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    103      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    104      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.78   $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period              $0.86   $0.78   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2      85      54      45      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.05   $0.78   $1.24   $1.19   $1.04   $1.04   $1.00
Accumulation unit value at end of period              $1.27   $1.05   $0.78   $1.24   $1.19   $1.04   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    100      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    500      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.12   $0.83   $1.23   $1.31   $1.10   $1.05   $1.00
Accumulation unit value at end of period              $1.38   $1.12   $0.83   $1.23   $1.31   $1.10   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    187     218     228     246     248     149       5
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period        $1.62   $1.09   $2.03   $1.77   $1.30   $1.09   $1.00
Accumulation unit value at end of period              $2.00   $1.62   $1.09   $2.03   $1.77   $1.30   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                    116     147     179     147     178     115       4
---------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period        $1.07   $0.76   $1.27   $1.22   $1.14   $1.04   $1.00
Accumulation unit value at end of period              $1.30   $1.07   $0.76   $1.27   $1.22   $1.14   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                    116     147     152     148     145      82       2
---------------------------------------------------------------------------------------------------------------






 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                              2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                  $1.01   $0.82   $1.00      --      --
Accumulation unit value at end of period                        $1.10   $1.01   $0.82      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                  $0.91   $0.60   $1.16   $1.00      --
Accumulation unit value at end of period                        $1.06   $0.91   $0.60   $1.16      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                  $0.84   $0.71   $1.21   $1.17   $1.00
Accumulation unit value at end of period                        $0.94   $0.84   $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                  $0.79   $0.60   $1.30   $1.24   $1.00
Accumulation unit value at end of period                        $0.82   $0.79   $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     340     439     241      64
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                  $1.17   $1.07   $1.10   $1.02   $1.00
Accumulation unit value at end of period                        $1.21   $1.17   $1.07   $1.10   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                  $1.02   $0.77   $1.41   $1.21   $1.00
Accumulation unit value at end of period                        $1.14   $1.02   $0.77   $1.41   $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $0.86   $0.67   $0.90   $1.00      --
Accumulation unit value at end of period                        $1.01   $0.86   $0.67   $0.90      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                  $0.94   $0.71   $1.23   $1.03   $1.00
Accumulation unit value at end of period                        $1.08   $0.94   $0.71   $1.23   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --     174
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                  $0.92   $0.78   $1.08   $1.15   $1.00
Accumulation unit value at end of period                        $1.03   $0.92   $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $1.14   $0.80   $1.08   $1.08   $1.00
Accumulation unit value at end of period                        $1.26   $1.14   $0.80   $1.08   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      15
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period                  $0.84   $0.67   $1.12   $1.00      --
Accumulation unit value at end of period                        $1.01   $0.84   $0.67   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     883     679     412      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period                  $0.79   $0.58   $1.14   $1.00      --
Accumulation unit value at end of period                        $0.89   $0.79   $0.58   $1.14      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.95   $0.77   $1.08   $1.12   $1.00
Accumulation unit value at end of period                        $1.19   $0.95   $0.77   $1.08   $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                       4     569     458     354      --
---------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                  $0.85   $0.72   $1.10   $1.00      --
Accumulation unit value at end of period                        $0.98   $0.85   $0.72   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.84   $0.63   $1.06   $1.06   $1.00
Accumulation unit value at end of period                        $1.05   $0.84   $0.63   $1.06   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    27

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $1.11   $0.71   $1.23   $1.09   $1.00
Accumulation unit value at end of period                        $1.42   $1.11   $0.71   $1.23   $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      38
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $1.02   $0.84   $1.21   $1.15   $1.00
Accumulation unit value at end of period                        $1.16   $1.02   $0.84   $1.21   $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.77   $0.62   $1.09   $1.00      --
Accumulation unit value at end of period                        $0.83   $0.77   $0.62   $1.09      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.95   $0.74   $1.19   $1.16   $1.00
Accumulation unit value at end of period                        $0.98   $0.95   $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                  $1.01   $0.71   $0.99   $1.00      --
Accumulation unit value at end of period                        $1.09   $1.01   $0.71   $0.99      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3     258     199     158      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.97   $0.72   $1.28   $1.10   $1.00
Accumulation unit value at end of period                        $1.12   $0.97   $0.72   $1.28   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      14     200     543     442     303
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.89   $0.70   $1.35   $1.08   $1.00
Accumulation unit value at end of period                        $1.09   $0.89   $0.70   $1.35   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $1.17   $1.02   $1.07   $1.04   $1.00
Accumulation unit value at end of period                        $1.24   $1.17   $1.02   $1.07   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                      14     344     307     300      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $1.02   $0.74   $1.24   $1.09   $1.00
Accumulation unit value at end of period                        $1.30   $1.02   $0.74   $1.24   $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3     245     315     183      59
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.93   $0.75   $1.35   $1.16   $1.00
Accumulation unit value at end of period                        $1.04   $0.93   $0.75   $1.35   $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      17
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $1.07   $0.80   $1.15   $1.12   $1.00
Accumulation unit value at end of period                        $1.19   $1.07   $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.90   $0.78   $1.08   $1.12   $1.00
Accumulation unit value at end of period                        $1.08   $0.90   $0.78   $1.08   $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.97   $0.69   $1.21   $1.10   $1.00
Accumulation unit value at end of period                        $1.23   $0.97   $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.91   $0.73   $1.17   $1.14   $1.00
Accumulation unit value at end of period                        $0.99   $0.91   $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --     111
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $1.44   $1.23   $1.17   $1.07   $1.00
Accumulation unit value at end of period                        $1.63   $1.44   $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2     271     251     275      89
---------------------------------------------------------------------------------------------------------


 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                  $0.88   $0.68   $1.19   $1.18   $1.00
Accumulation unit value at end of period                        $0.93   $0.88   $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.95   $0.72   $1.16   $1.14   $1.00
Accumulation unit value at end of period                        $1.17   $0.95   $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     222     254     219     111
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.70   $0.59   $0.94   $1.00      --
Accumulation unit value at end of period                        $0.78   $0.70   $0.59   $0.94      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.79   $0.54   $1.13   $1.13   $1.00
Accumulation unit value at end of period                        $0.83   $0.79   $0.54   $1.13   $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.71   $0.59   $1.05   $1.00      --
Accumulation unit value at end of period                        $0.81   $0.71   $0.59   $1.05      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.88   $0.63   $1.20   $1.10   $1.00
Accumulation unit value at end of period                        $1.03   $0.88   $0.63   $1.20   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.91   $0.73   $1.03   $1.00      --
Accumulation unit value at end of period                        $0.95   $0.91   $0.73   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.82   $0.61   $1.04   $1.00      --
Accumulation unit value at end of period                        $0.91   $0.82   $0.61   $1.04      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      14     686     349     197      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $1.07   $0.84   $1.19   $1.10   $1.00
Accumulation unit value at end of period                        $1.21   $1.07   $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.88   $0.69   $1.09   $1.13   $1.00
Accumulation unit value at end of period                        $1.00   $0.88   $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     282     401     277     176
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.84   $0.63   $1.06   $1.00      --
Accumulation unit value at end of period                        $0.95   $0.84   $0.63   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     767     704     517      --
---------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                  $0.85   $0.60   $1.03   $1.00      --
Accumulation unit value at end of period                        $1.06   $0.85   $0.60   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                  $1.03   $0.75   $1.20   $1.09   $1.00
Accumulation unit value at end of period                        $1.14   $1.03   $0.75   $1.20   $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                  $1.11   $0.69   $1.15   $1.14   $1.00
Accumulation unit value at end of period                        $1.49   $1.11   $0.69   $1.15   $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                  $1.01   $0.87   $1.13   $1.10   $1.00
Accumulation unit value at end of period                        $1.10   $1.01   $0.87   $1.13   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    29

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                  $1.25   $0.95   $1.55   $1.23   $1.00
Accumulation unit value at end of period                        $1.41   $1.25   $0.95   $1.55   $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.65   $0.47   $0.85   $1.00      --
Accumulation unit value at end of period                        $0.79   $0.65   $0.47   $0.85      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     178     257     106      --
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.92   $0.59   $1.13   $1.00      --
Accumulation unit value at end of period                        $1.20   $0.92   $0.59   $1.13      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.78   $0.62   $1.01   $1.23   $1.00
Accumulation unit value at end of period                        $1.00   $0.78   $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.94   $0.66   $1.23   $1.09   $1.00
Accumulation unit value at end of period                        $1.02   $0.94   $0.66   $1.23   $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.99   $0.72   $1.22   $1.17   $1.00
Accumulation unit value at end of period                        $1.14   $0.99   $0.72   $1.22   $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $1.14   $0.98   $1.16   $1.07   $1.00
Accumulation unit value at end of period                        $1.30   $1.14   $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     541     460     421      74
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.89   $0.66   $1.07   $1.10   $1.00
Accumulation unit value at end of period                        $1.08   $0.89   $0.66   $1.07   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                  $1.03   $0.86   $1.04   $1.00      --
Accumulation unit value at end of period                        $1.15   $1.03   $0.86   $1.04      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3     363     530     470      --
---------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $1.07   $0.86   $1.05   $1.07   $1.00
Accumulation unit value at end of period                        $1.08   $1.07   $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.89   $0.72   $1.30   $1.21   $1.00
Accumulation unit value at end of period                        $0.96   $0.89   $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.13      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                  $0.75   $0.58   $0.97   $1.12   $1.00
Accumulation unit value at end of period                        $0.94   $0.75   $0.58   $0.97   $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      79
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.05   $1.07   $1.05   $1.02   $1.00
Accumulation unit value at end of period                        $1.04   $1.05   $1.07   $1.05   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     130      58      29      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.14   $1.00   $1.09   $1.04   $1.00
Accumulation unit value at end of period                        $1.22   $1.14   $1.00   $1.09   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     748     714     668     208
---------------------------------------------------------------------------------------------------------


 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.89   $0.71   $1.20   $1.13   $1.00
Accumulation unit value at end of period                        $1.03   $0.89   $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     893     861     490     180
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.81   $0.66   $1.16   $1.14   $1.00
Accumulation unit value at end of period                        $0.94   $0.81   $0.66   $1.16   $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.14   $1.08   $1.09   $1.02   $1.00
Accumulation unit value at end of period                        $1.17   $1.14   $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     528     268     301     148
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.21   $0.80   $1.08   $1.07   $1.00
Accumulation unit value at end of period                        $1.36   $1.21   $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       2      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.21   $0.86   $1.08   $1.06   $1.00
Accumulation unit value at end of period                        $1.36   $1.21   $0.86   $1.08   $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     410     283     254      81
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.04   $0.64   $1.18   $1.05   $1.00
Accumulation unit value at end of period                        $1.29   $1.04   $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                  $0.75   $0.54   $1.00   $1.00      --
Accumulation unit value at end of period                        $0.91   $0.75   $0.54   $1.00      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.91   $0.73   $1.18   $1.13   $1.00
Accumulation unit value at end of period                        $1.03   $0.91   $0.73   $1.18   $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.07   $1.03   $1.07   $1.03   $1.00
Accumulation unit value at end of period                        $1.09   $1.07   $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      85      40      32      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.85   $0.62   $1.14   $1.12   $1.00
Accumulation unit value at end of period                        $0.98   $0.85   $0.62   $1.14   $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.85   $0.68   $1.13   $1.15   $1.00
Accumulation unit value at end of period                        $1.01   $0.85   $0.68   $1.13   $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $1.44   $0.84   $1.83   $1.34   $1.00
Accumulation unit value at end of period                        $1.71   $1.44   $0.84   $1.83   $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                      70     145     239     124      57
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.97   $0.77   $1.31   $1.18   $1.00
Accumulation unit value at end of period                        $1.10   $0.97   $0.77   $1.31   $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2,057      --      --      --      --
---------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    31

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     319      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     794      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                  $0.78   $0.60   $0.99   $1.00      --
Accumulation unit value at end of period                        $0.86   $0.78   $0.60   $0.99      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     963     608     391      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.97   $0.72   $1.15   $1.10   $1.00
Accumulation unit value at end of period                        $1.17   $0.97   $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     858      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3,574      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.11      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     567      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.11      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3,535      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.07      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      61      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.00      --      --      --      --
Accumulation unit value at end of period                        $1.07      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     902      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                  $0.96   $0.71   $1.06   $1.12   $1.00
Accumulation unit value at end of period                        $1.18   $0.96   $0.71   $1.06   $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                  $1.12   $0.76   $1.41   $1.23   $1.00
Accumulation unit value at end of period                        $1.39   $1.12   $0.76   $1.41   $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     235     303     161      72
---------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                  $0.94   $0.67   $1.12   $1.08   $1.00
Accumulation unit value at end of period                        $1.15   $0.94   $0.67   $1.12   $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --     199     173     120      14
---------------------------------------------------------------------------------------------------------






 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period    $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.10   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.49   $0.98   $1.90   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period          $1.74   $1.49   $0.98   $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.29   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period          $1.44   $1.29   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      27      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period    $0.79   $0.60   $1.29   $1.24   $1.00      --      --      --
Accumulation unit value at end of period          $0.82   $0.79   $0.60   $1.29   $1.24      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             2     193     237     122      44      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.38   $1.02   $1.71   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period          $1.49   $1.38   $1.02   $1.71   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period    $1.16   $1.07   $1.10   $1.02   $1.00      --      --      --
Accumulation unit value at end of period          $1.21   $1.16   $1.07   $1.10   $1.02      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period    $1.01   $0.77   $1.41   $1.21   $1.00      --      --      --
Accumulation unit value at end of period          $1.13   $1.01   $0.77   $1.41   $1.21      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period    $0.86   $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.01   $0.86   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period    $0.94   $0.71   $1.23   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.08   $0.94   $0.71   $1.23   $1.03      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --     119      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period    $0.92   $0.78   $1.08   $1.15   $1.00      --      --      --
Accumulation unit value at end of period          $1.03   $0.92   $0.78   $1.08   $1.15      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period    $1.14   $0.80   $1.08   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.26   $1.14   $0.80   $1.08   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      13      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period    $0.84   $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.01   $0.84   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             5     522     366     216      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period    $0.79   $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.89   $0.79   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period    $0.95   $0.77   $1.08   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $1.18   $0.95   $0.77   $1.08   $1.12      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             3     342     249     184      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period    $0.85   $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.98   $0.85   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    33

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period    $0.84   $0.63   $1.06   $1.06   $1.00      --      --      --
Accumulation unit value at end of period          $1.05   $0.84   $0.63   $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period    $1.11   $0.71   $1.23   $1.09   $1.00      --      --      --
Accumulation unit value at end of period          $1.42   $1.11   $0.71   $1.23   $1.09      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      24      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period    $1.02   $0.84   $1.21   $1.15   $1.00      --      --      --
Accumulation unit value at end of period          $1.16   $1.02   $0.84   $1.21   $1.15      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.77   $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.83   $0.77   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period    $0.95   $0.73   $1.19   $1.16   $1.00      --      --      --
Accumulation unit value at end of period          $0.97   $0.95   $0.73   $1.19   $1.16      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period    $1.01   $0.71   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.09   $1.01   $0.71   $0.99      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             3     175     112      87      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.68   $1.26   $2.22   $1.92   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period          $1.94   $1.68   $1.26   $2.22   $1.92   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                           157     211     456     423     417     311     255      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.27   $1.01   $1.93   $1.55   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period          $1.56   $1.27   $1.01   $1.93   $1.55   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end
  of period (000 omitted)                            19      19      19      19      19      19      19      15
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period    $1.17   $1.02   $1.07   $1.04   $1.00      --      --      --
Accumulation unit value at end of period          $1.24   $1.17   $1.02   $1.07   $1.04      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             3     214     168     157       8      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $2.21   $1.60   $2.68   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period          $2.80   $2.21   $1.60   $2.68   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end
  of period (000 omitted)                            26      90     115      80      51      33      33       3
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.91   $1.53   $2.77   $2.40   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period          $2.13   $1.91   $1.53   $2.77   $2.40   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end
  of period (000 omitted)                             2       5       5       5      11       6       6      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.23   $1.04   $1.83   $2.34   $1.97   $1.76   $1.35   $1.00
Accumulation unit value at end of period          $1.46   $1.23   $1.04   $1.83   $2.34   $1.97   $1.76   $1.35
Number of accumulation units outstanding at end
  of period (000 omitted)                             1       1       1       7       7       9      10      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period    $1.07   $0.80   $1.15   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $1.19   $1.07   $0.80   $1.15   $1.12      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period    $0.90   $0.78   $1.08   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $1.07   $0.90   $0.78   $1.08   $1.12      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.83   $1.43   $2.17   $2.25   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period          $2.31   $1.83   $1.43   $2.17   $2.25   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end
  of period (000 omitted)                            13      12      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.59   $1.12   $1.97   $1.79   $1.67   $1.62   $1.47   $1.00
Accumulation unit value at end of period          $2.00   $1.59   $1.12   $1.97   $1.79   $1.67   $1.62   $1.47
Number of accumulation units outstanding at end
  of period (000 omitted)                            15      17      17      17      18      18      19      15
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.28   $1.00
Accumulation unit value at end of period          $1.57   $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.28
Number of accumulation units outstanding at end
  of period (000 omitted)                           145     171     212     201     252     215     142      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.98   $1.46   $2.49   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period          $2.12   $1.98   $1.46   $2.49   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end
  of period (000 omitted)                            40      34       2       8       9       9      10      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period    $1.44   $1.23   $1.17   $1.07   $1.00      --      --      --
Accumulation unit value at end of period          $1.63   $1.44   $1.23   $1.17   $1.07      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             2     174     148     152      68      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period    $0.88   $0.68   $1.19   $1.18   $1.00      --      --      --
Accumulation unit value at end of period          $0.93   $0.88   $0.68   $1.19   $1.18      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period    $0.95   $0.72   $1.16   $1.14   $1.00      --      --      --
Accumulation unit value at end of period          $1.17   $0.95   $0.72   $1.16   $1.14      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             1     117     130     114      73      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.70   $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.78   $0.70   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.28   $0.88   $1.85   $1.85   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period          $1.35   $1.28   $0.88   $1.85   $1.85   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --       1       1      36      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.71   $0.59   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.80   $0.71   $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.59   $1.13   $2.17   $1.99   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period          $1.86   $1.59   $1.13   $2.17   $1.99   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      27      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.00   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.08   $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.91   $0.73   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.95   $0.91   $0.73   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.82   $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.91   $0.82   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             4     408     182     104      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period    $1.07   $0.83   $1.19   $1.10   $1.00      --      --      --
Accumulation unit value at end of period          $1.20   $1.07   $0.83   $1.19   $1.10      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of period    $0.87   $0.69   $1.09   $1.13   $1.00      --      --      --
Accumulation unit value at end of period          $1.00   $0.87   $0.69   $1.09   $1.13      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             2     166     214     143     123      --      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    35

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.84   $0.63   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.95   $0.84   $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             4     450     376     265      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period    $0.85   $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.05   $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.38   $1.01   $1.62   $1.47   $1.39   $1.35   $1.26   $1.00
Accumulation unit value at end of period          $1.53   $1.38   $1.01   $1.62   $1.47   $1.39   $1.35   $1.26
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      12      13      16      18      20      23      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.65   $1.03   $1.72   $1.70   $1.53   $1.47   $1.40   $1.00
Accumulation unit value at end of period          $2.22   $1.65   $1.03   $1.72   $1.70   $1.53   $1.47   $1.40
Number of accumulation units outstanding at end
  of period (000 omitted)                            15      15      15      15      15      15      15      15
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.32   $1.13   $1.48   $1.44   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period          $1.42   $1.32   $1.13   $1.48   $1.44   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                            81      79     107     130     122     126     172      20
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $2.58   $1.97   $3.20   $2.54   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period          $2.89   $2.58   $1.97   $3.20   $2.54   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.65   $0.47   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.79   $0.65   $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             1     101     136      53      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.92   $0.59   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.20   $0.92   $0.59   $1.13      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period    $0.78   $0.62   $1.01   $1.23   $1.00      --      --      --
Accumulation unit value at end of period          $1.00   $0.78   $0.62   $1.01   $1.23      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --       1      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.35   $0.95   $1.77   $1.58   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period          $1.46   $1.35   $0.95   $1.77   $1.58   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                            21      22      22      22      22      22      60      17
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $2.01   $1.46   $2.48   $2.37   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period          $2.30   $2.01   $1.46   $2.48   $2.37   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end
  of period (000 omitted)                             1       1       1       8       8       8       8       7
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.38   $1.18   $1.40   $1.30   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period          $1.57   $1.38   $1.18   $1.40   $1.30   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                           184     512     626     636     494     444     313      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $0.36   $0.29   $1.35   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period          $0.40   $0.36   $0.29   $1.35   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      10      10      10      10      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.78   $1.32   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period          $2.16   $1.78   $1.32   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end
  of period (000 omitted)                            19      20      35      42      37      37      53      10
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period    $1.03   $0.86   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.15   $1.03   $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             2     221     291     247      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period    $1.07   $0.86   $1.05   $1.07   $1.00      --      --      --
Accumulation unit value at end of period          $1.08   $1.07   $0.86   $1.05   $1.07      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.26   $0.98   $1.62   $1.75   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period          $1.42   $1.26   $0.98   $1.62   $1.75   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end
  of period (000 omitted)                             3       3       3      21      21      22      22      22
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.63   $1.32   $2.39   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period          $1.77   $1.63   $1.32   $2.39   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end
  of period (000 omitted)                             3       3       3       3       3       3       3       3
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.28   $0.97   $1.60   $1.61   $1.47   $1.41   $1.33   $1.00
Accumulation unit value at end of period          $1.47   $1.28   $0.97   $1.60   $1.61   $1.47   $1.41   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period    $0.75   $0.58   $0.97   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $0.94   $0.75   $0.58   $0.97   $1.12      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      51      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period          $1.05   $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                             1      89       5       1       1      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period          $1.25   $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           140     592     462     402     211      63      67      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.86   $1.47   $2.51   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period          $2.14   $1.86   $1.47   $2.51   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end
  of period (000 omitted)                             3     255     219     122      62       2       2      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period    $0.77   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $0.89   $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $1.14   $1.08   $1.09   $1.02   $1.00      --      --      --
Accumulation unit value at end of period          $1.17   $1.14   $1.08   $1.09   $1.02      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             5     351     153     160     110      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $1.21   $0.80   $1.08   $1.07   $1.00      --      --      --
Accumulation unit value at end of period          $1.36   $1.21   $0.80   $1.08   $1.07      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --       4      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $1.21   $0.86   $1.08   $1.06   $1.00      --      --      --
Accumulation unit value at end of period          $1.35   $1.21   $0.86   $1.08   $1.06      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             3     270     168     142      56      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $1.03   $0.64   $1.18   $1.05   $1.00      --      --      --
Accumulation unit value at end of period          $1.29   $1.03   $0.64   $1.18   $1.05      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.75   $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.91   $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    37

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period          $1.54   $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                            54      48      --      --       1       1       1      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.06   $1.02   $1.06   $1.02   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period          $1.08   $1.06   $1.02   $1.06   $1.02   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           112     154      44      67      66      59      56       2
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.19   $0.88   $1.60   $1.57   $1.43   $1.34   $1.25   $1.00
Accumulation unit value at end of period          $1.38   $1.19   $0.88   $1.60   $1.57   $1.43   $1.34   $1.25
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $0.84   $0.68   $1.13   $1.15   $1.00      --      --      --
Accumulation unit value at end of period          $1.01   $0.84   $0.68   $1.13   $1.15      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $1.44   $0.84   $1.83   $1.34   $1.00      --      --      --
Accumulation unit value at end of period          $1.70   $1.44   $0.84   $1.83   $1.34      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             1      86     130      64      37      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $0.97   $0.77   $1.31   $1.18   $1.00      --      --      --
Accumulation unit value at end of period          $1.09   $0.97   $0.77   $1.31   $1.18      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           866      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           503      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.78   $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.86   $0.78   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             5     557     318     203      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period    $0.97   $0.72   $1.15   $1.10   $1.00      --      --      --
Accumulation unit value at end of period          $1.17   $0.97   $0.72   $1.15   $1.10      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           211      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,010      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           129      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,068      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            96      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.88   $1.40   $2.07   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period          $2.31   $1.88   $1.40   $2.07   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period    $1.12   $0.76   $1.41   $1.23   $1.00      --      --      --
Accumulation unit value at end of period          $1.38   $1.12   $0.76   $1.41   $1.23      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             1     127     169      82      48      --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period    $0.94   $0.67   $1.12   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.14   $0.94   $0.67   $1.12   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             1     109      92      61       8      --      --      --
-------------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    39

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period    $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.10   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            54      54      55      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.48   $0.98   $1.89   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period          $1.74   $1.48   $0.98   $1.89   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.28   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period          $1.43   $1.28   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                             6       6       6       6       6       6       6       4
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period    $1.03   $0.78   $1.69   $1.62   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period          $1.06   $1.03   $0.78   $1.69   $1.62   $1.21   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           237     255     278     206     225     116       2      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period          $1.49   $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end
  of period (000 omitted)                             6       6       6      23      23      23      23      22
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.16   $1.07   $1.10   $1.02   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period          $1.20   $1.16   $1.07   $1.10   $1.02   $1.01   $1.01      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           315     311     278     402     422     276       4      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.22   $0.92   $1.69   $1.46   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period          $1.36   $1.22   $0.92   $1.69   $1.46   $1.18   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period    $0.86   $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.01   $0.86   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $0.90   $0.68   $1.18   $0.99   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period          $1.03   $0.90   $0.68   $1.18   $0.99   $1.04   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           302     324     321     339     448     145       4      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.00   $0.85   $1.17   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period          $1.12   $1.00   $0.85   $1.17   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            14      14      14      15      15      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period    $1.13   $0.80   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period          $1.25   $1.13   $0.80   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           100     107     118     120     111      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period    $0.84   $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.01   $0.84   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            15     116      92      65      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period    $0.79   $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.88   $0.79   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.09   $0.88   $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period          $1.36   $1.09   $0.88   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             9      66      51      48      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period    $0.85   $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.98   $0.85   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.93   $0.70   $1.19   $1.19   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period          $1.17   $0.93   $0.70   $1.19   $1.19   $1.12   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.09   $0.70   $1.21   $1.07   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period          $1.40   $1.09   $0.70   $1.21   $1.07   $1.05   $1.02      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            50      61      70      73      94      32       1      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.06   $0.88   $1.27   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period          $1.21   $1.06   $0.88   $1.27   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.77   $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.83   $0.77   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $0.88   $1.43   $1.40   $1.16   $1.05   $1.00      --
Accumulation unit value at end of period          $1.17   $1.14   $0.88   $1.43   $1.40   $1.16   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period    $1.01   $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.09   $1.01   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             4      24      26      25      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.68   $1.25   $2.22   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period          $1.93   $1.68   $1.25   $2.22   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                           462     489     523     506     571     301      41       8
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.27   $1.00   $1.93   $1.54   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period          $1.55   $1.27   $1.00   $1.93   $1.54   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end
  of period (000 omitted)                             5       5       5       5       5       4      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.16   $1.02   $1.07   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period          $1.23   $1.16   $1.02   $1.07   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           328     340     321     442     416     269      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $2.20   $1.59   $2.67   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period          $2.79   $2.20   $1.59   $2.67   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end
  of period (000 omitted)                           135     157     163     176     181     124      64      22
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.91   $1.53   $2.77   $2.39   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period          $2.12   $1.91   $1.53   $2.77   $2.39   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end
  of period (000 omitted)                            13      13      13      12      12       9       1      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.22   $1.04   $1.83   $2.34   $1.96   $1.75   $1.35   $1.00
Accumulation unit value at end of period          $1.46   $1.22   $1.04   $1.83   $2.34   $1.96   $1.75   $1.35
Number of accumulation units outstanding at end
  of period (000 omitted)                            53      53      52      53      53      52      32       9
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.15   $0.86   $1.24   $1.21   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period          $1.28   $1.15   $0.86   $1.24   $1.21   $1.03   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $0.97   $0.84   $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period          $1.16   $0.97   $0.84   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.82   $1.43   $2.16   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period          $2.30   $1.82   $1.43   $2.16   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end
  of period (000 omitted)                            19      19      19      19      19      19      11       4
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    41

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.58   $1.12   $1.97   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period          $1.99   $1.58   $1.12   $1.97   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at end
  of period (000 omitted)                            57      57      62      80      80      67      25      16
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.27   $1.00
Accumulation unit value at end of period          $1.56   $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                            85      87     106     113     115     111      44       1
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.97   $1.46   $2.48   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period          $2.11   $1.97   $1.46   $2.48   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end
  of period (000 omitted)                            25      25      25      26      26      26      14       1
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.50   $1.28   $1.22   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period          $1.69   $1.50   $1.28   $1.22   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            89     115     120     175     155      92       1      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.00   $0.77   $1.36   $1.35   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period          $1.06   $1.00   $0.77   $1.36   $1.35   $1.12   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.11   $0.84   $1.36   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period          $1.37   $1.11   $0.84   $1.36   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           140     178     179     191     188      84       2      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.70   $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.78   $0.70   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.28   $0.88   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period          $1.35   $1.28   $0.88   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at end
  of period (000 omitted)                            35      33      36      43      40      45      24      20
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.71   $0.59   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.80   $0.71   $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.58   $1.13   $2.16   $1.98   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period          $1.85   $1.58   $1.13   $2.16   $1.98   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end
  of period (000 omitted)                             8       8       9      10      10       4       4       1
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $1.00   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.08   $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.91   $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.94   $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.82   $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.91   $0.82   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            10      86      46      34      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.16   $0.90   $1.28   $1.19   $1.09   $1.03   $1.00      --
Accumulation unit value at end of period          $1.30   $1.16   $0.90   $1.28   $1.19   $1.09   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             7       7       7       7       6       8       1      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.94   $0.74   $1.17   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period          $1.07   $0.94   $0.74   $1.17   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           588     650     645     666     707     335       6      --
-------------------------------------------------------------------------------------------------------------------


 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.84   $0.63   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.95   $0.84   $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            14     102      87      81      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period    $0.85   $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.05   $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.38   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period          $1.52   $1.38   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at end
  of period (000 omitted)                             6       6       6       6       6       6       6       4
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.65   $1.02   $1.72   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period          $2.21   $1.65   $1.02   $1.72   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --       2       2       2       2       1
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period          $1.42   $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                            15      15      16      17      16      16      12       6
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $2.57   $1.96   $3.19   $2.54   $1.96   $1.71   $1.33   $1.00
Accumulation unit value at end of period          $2.88   $2.57   $1.96   $3.19   $2.54   $1.96   $1.71   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                             1       1       1       1       2       1      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.65   $0.47   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.79   $0.65   $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             4      20      39      13      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.92   $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.20   $0.92   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.04   $0.82   $1.35   $1.65   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period          $1.34   $1.04   $0.82   $1.35   $1.65   $1.21   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            14      17      17      11      13      14      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.35   $0.95   $1.77   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period          $1.45   $1.35   $0.95   $1.77   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                           234     237     254     250     299     199      32       8
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $2.00   $1.46   $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period          $2.29   $2.00   $1.46   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end
  of period (000 omitted)                             7       7       7       7       7       7       6      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.38   $1.18   $1.40   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period          $1.56   $1.38   $1.18   $1.40   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                           280     328     327     389     367     272      42       2
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $0.35   $0.29   $1.35   $1.37   $1.27   $1.27   $1.18   $1.00
Accumulation unit value at end of period          $0.40   $0.35   $0.29   $1.35   $1.37   $1.27   $1.27   $1.18
Number of accumulation units outstanding at end
  of period (000 omitted)                             6       6       7       8       8       8       8       1
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.77   $1.31   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period          $2.16   $1.77   $1.31   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end
  of period (000 omitted)                            24      24      25      25      25      21      15       5
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period    $1.03   $0.86   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.15   $1.03   $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            10      59      68      72      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    43

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.17   $0.94   $1.15   $1.18   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period          $1.19   $1.17   $0.94   $1.15   $1.18   $1.16   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.25   $0.98   $1.62   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period          $1.42   $1.25   $0.98   $1.62   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.62   $1.32   $2.38   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period          $1.76   $1.62   $1.32   $2.38   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             9      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.27   $0.97   $1.60   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period          $1.46   $1.27   $0.97   $1.60   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.86   $0.67   $1.11   $1.29   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period          $1.07   $0.86   $0.67   $1.11   $1.29   $1.11   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             8       9       9       8       7      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.06   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period          $1.05   $1.06   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            21      20      17      20      19      19       5       5
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period          $1.25   $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                            26      77      86      98      18       1       1       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.85   $1.47   $2.50   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period          $2.13   $1.85   $1.47   $2.50   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end
  of period (000 omitted)                           261     321     317     297     318     136      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $0.87   $0.71   $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period          $1.01   $0.87   $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            67      68      66      52      45      57       5      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period    $1.14   $1.08   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.17   $1.14   $1.08   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            20      72      47      60      13      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.28   $0.84   $1.14   $1.13   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period          $1.44   $1.28   $0.84   $1.14   $1.13   $1.04   $1.01      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            62      68      78      82      79      68      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.25   $0.89   $1.11   $1.09   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period          $1.39   $1.25   $0.89   $1.11   $1.09   $1.03   $1.01      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            14      64      49      53       8      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.10   $0.68   $1.25   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period          $1.37   $1.10   $0.68   $1.25   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.75   $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.91   $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period          $1.54   $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                            74      74      74      78      79      80      49       3
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.06   $1.01   $1.06   $1.02   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period          $1.07   $1.06   $1.01   $1.06   $1.02   $0.99   $0.99   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            94      94     103     106     106     109      32       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.19   $0.88   $1.60   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period          $1.37   $1.19   $0.88   $1.60   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $0.91   $0.73   $1.23   $1.25   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period          $1.09   $0.91   $0.73   $1.23   $1.25   $1.06   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $2.02   $1.18   $2.57   $1.89   $1.43   $1.08   $1.00      --
Accumulation unit value at end of period          $2.39   $2.02   $1.18   $2.57   $1.89   $1.43   $1.08      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            86     105     143     109     150      71       1      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.20   $0.95   $1.62   $1.46   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period          $1.35   $1.20   $0.95   $1.62   $1.46   $1.19   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            10      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.78   $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.86   $0.78   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            16     122      74      61      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.04   $0.77   $1.24   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period          $1.25   $1.04   $0.77   $1.24   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            11      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            66      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    45

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,113      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.88   $1.39   $2.06   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period          $2.30   $1.88   $1.39   $2.06   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end
  of period (000 omitted)                           107     122     127     141     157      76       2      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period    $1.61   $1.09   $2.02   $1.76   $1.30   $1.09   $1.00      --
Accumulation unit value at end of period          $1.98   $1.61   $1.09   $2.02   $1.76   $1.30   $1.09      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           118     146     180     150     187     100       2      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period    $1.06   $0.75   $1.26   $1.22   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period          $1.29   $1.06   $0.75   $1.26   $1.22   $1.14   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           136     170     176     172     174      79       1      --
-------------------------------------------------------------------------------------------------------------------






 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period      $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.10  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 90     89     89     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period      $1.48  $0.98  $1.89  $1.60  $1.49  $1.46  $1.41  $1.00
Accumulation unit value at end of period            $1.73  $1.48  $0.98  $1.89  $1.60  $1.49  $1.46  $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --      8      8     12     12     12      8
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period      $1.29  $1.09  $1.86  $1.80  $1.56  $1.51  $1.37  $1.00
Accumulation unit value at end of period            $1.44  $1.29  $1.09  $1.86  $1.80  $1.56  $1.51  $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                198    203    228    228    234    229    227     35
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period      $1.03  $0.78  $1.68  $1.62  $1.21  $1.05  $1.00     --
Accumulation unit value at end of period            $1.06  $1.03  $0.78  $1.68  $1.62  $1.21  $1.05     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                324    523    629    437    378    220     16     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period      $1.37  $1.01  $1.70  $1.52  $1.55  $1.37  $1.28  $1.00
Accumulation unit value at end of period            $1.48  $1.37  $1.01  $1.70  $1.52  $1.55  $1.37  $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                 19     19     38     28     29     27     35      2
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $1.16  $1.06  $1.10  $1.01  $1.01  $1.01  $1.00     --
Accumulation unit value at end of period            $1.20  $1.16  $1.06  $1.10  $1.01  $1.01  $1.01     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                292    304    254    399    439    315     16     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $1.21  $0.92  $1.69  $1.45  $1.18  $1.06  $1.00     --
Accumulation unit value at end of period            $1.35  $1.21  $0.92  $1.69  $1.45  $1.18  $1.06     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.86  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.01  $0.86  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $0.90  $0.68  $1.18  $0.99  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period            $1.03  $0.90  $0.68  $1.18  $0.99  $1.04  $1.03     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                519    571    588    622    935    387     37     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $1.00  $0.85  $1.17  $1.25  $1.07  $1.04  $1.00     --
Accumulation unit value at end of period            $1.11  $1.00  $0.85  $1.17  $1.25  $1.07  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     28     28     28     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period      $1.13  $0.80  $1.07  $1.07  $1.00     --     --     --
Accumulation unit value at end of period            $1.25  $1.13  $0.80  $1.07  $1.07     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 61     65     72     84    101     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period      $0.84  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.01  $0.84  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 20    688    561    350     --     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period      $0.79  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.88  $0.79  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.09  $0.88  $1.24  $1.29  $1.10  $1.06  $1.00     --
Accumulation unit value at end of period            $1.36  $1.09  $0.88  $1.24  $1.29  $1.10  $1.06     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 10    399    330    261     --     --     --     --
--------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period      $0.85  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.98  $0.85  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    47

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $0.93  $0.70  $1.19  $1.19  $1.12  $1.04  $1.00     --
Accumulation unit value at end of period            $1.17  $0.93  $0.70  $1.19  $1.19  $1.12  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  7      7      7      7      7      7     --     --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.09  $0.70  $1.21  $1.07  $1.05  $1.02  $1.00     --
Accumulation unit value at end of period            $1.39  $1.09  $0.70  $1.21  $1.07  $1.05  $1.02     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 88    111    133    139    201     95     11     --
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.06  $0.88  $1.27  $1.20  $1.05  $1.02  $1.00     --
Accumulation unit value at end of period            $1.20  $1.06  $0.88  $1.27  $1.20  $1.05  $1.02     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  7      7      7      7      7      8     --     --
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.77  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.83  $0.77  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.14  $0.88  $1.43  $1.40  $1.16  $1.05  $1.00     --
Accumulation unit value at end of period            $1.17  $1.14  $0.88  $1.43  $1.40  $1.16  $1.05     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period      $1.01  $0.71  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.01  $0.71  $0.98     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 14    191    151    104     --     --     --     --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.67  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33  $1.00
Accumulation unit value at end of period            $1.93  $1.67  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,468  1,598  1,905  1,920  2,109  1,681  1,343    177
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38  $1.00
Accumulation unit value at end of period            $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                 79     80     79     78     79     80     80      3
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.16  $1.01  $1.07  $1.04  $1.01  $1.00  $1.00     --
Accumulation unit value at end of period            $1.23  $1.16  $1.01  $1.07  $1.04  $1.01  $1.00     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                248    469    420    501    323    200      6     --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $2.19  $1.59  $2.67  $2.34  $2.11  $1.82  $1.48  $1.00
Accumulation unit value at end of period            $2.78  $2.19  $1.59  $2.67  $2.34  $2.11  $1.82  $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                231    335    379    342    334    251    248     58
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.90  $1.53  $2.76  $2.39  $2.06  $1.75  $1.57  $1.00
Accumulation unit value at end of period            $2.11  $1.90  $1.53  $2.76  $2.39  $2.06  $1.75  $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                150    155    156    156    167    157    112      4
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.25  $1.06  $1.87  $2.40  $2.01  $1.80  $1.38  $1.00
Accumulation unit value at end of period            $1.49  $1.25  $1.06  $1.87  $2.40  $2.01  $1.80  $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                 24     27     27     30     28     24     25     18
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.15  $0.86  $1.24  $1.21  $1.03  $1.03  $1.00     --
Accumulation unit value at end of period            $1.27  $1.15  $0.86  $1.24  $1.21  $1.03  $1.03     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $0.97  $0.84  $1.16  $1.21  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period            $1.15  $0.97  $0.84  $1.16  $1.21  $1.05  $1.03     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.81  $1.42  $2.15  $2.24  $1.94  $1.81  $1.48  $1.00
Accumulation unit value at end of period            $2.30  $1.81  $1.42  $2.15  $2.24  $1.94  $1.81  $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                112    112    113    116    154    154    152      8
--------------------------------------------------------------------------------------------------------------


 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.58  $1.11  $1.96  $1.79  $1.67  $1.61  $1.47  $1.00
Accumulation unit value at end of period            $1.99  $1.58  $1.11  $1.96  $1.79  $1.67  $1.61  $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                270    288    337    326    327    321    277     71
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.42  $1.14  $1.84  $1.80  $1.54  $1.42  $1.27  $1.00
Accumulation unit value at end of period            $1.56  $1.42  $1.14  $1.84  $1.80  $1.54  $1.42  $1.27
Number of accumulation units outstanding at end of
  period (000 omitted)                                643    627    690    778    936    868    842    171
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $2.00  $1.48  $2.52  $2.21  $1.84  $1.70  $1.45  $1.00
Accumulation unit value at end of period            $2.14  $2.00  $1.48  $2.52  $2.21  $1.84  $1.70  $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                126    132    133    134    137    139    135     17
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.49  $1.28  $1.22  $1.11  $1.00  $1.05  $1.00     --
Accumulation unit value at end of period            $1.69  $1.49  $1.28  $1.22  $1.11  $1.00  $1.05     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                100    278    281    335    257    120      5     --
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.00  $0.77  $1.36  $1.35  $1.12  $1.04  $1.00     --
Accumulation unit value at end of period            $1.06  $1.00  $0.77  $1.36  $1.35  $1.12  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.11  $0.84  $1.36  $1.33  $1.16  $1.04  $1.00     --
Accumulation unit value at end of period            $1.37  $1.11  $0.84  $1.36  $1.33  $1.16  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                229    409    452    461    425    200     20     --
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.70  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.78  $0.70  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45  $1.00
Accumulation unit value at end of period            $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                211    226    248    238    256    245    136     19
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.71  $0.59  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.80  $0.71  $0.59  $1.05     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.58  $1.13  $2.16  $1.98  $1.72  $1.60  $1.41  $1.00
Accumulation unit value at end of period            $1.84  $1.58  $1.13  $2.16  $1.98  $1.72  $1.60  $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                 31     39     40     41     45     46     44     15
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period            $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.91  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.94  $0.91  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.81  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.90  $0.81  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 12    527    283    171     --     --     --     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.15  $0.90  $1.28  $1.19  $1.09  $1.03  $1.00     --
Accumulation unit value at end of period            $1.30  $1.15  $0.90  $1.28  $1.19  $1.09  $1.03     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 35     36     36     50     58     56     11     --
--------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $0.94  $0.74  $1.17  $1.21  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period            $1.07  $0.94  $0.74  $1.17  $1.21  $1.06  $1.03     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                842  1,119  1,223  1,217  1,213    648     56     --
--------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    49

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.84  $0.63  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.95  $0.84  $0.63  $1.06     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 20    603    570    445     --     --     --     --
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period      $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.05  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $1.37  $1.00  $1.61  $1.47  $1.39  $1.35  $1.25  $1.00
Accumulation unit value at end of period            $1.52  $1.37  $1.00  $1.61  $1.47  $1.39  $1.35  $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                 81     83     85     87     87     80     78     --
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $1.64  $1.02  $1.71  $1.70  $1.52  $1.47  $1.40  $1.00
Accumulation unit value at end of period            $2.20  $1.64  $1.02  $1.71  $1.70  $1.52  $1.47  $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                 77     79     81     83     83     82     70     --
--------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17  $1.00
Accumulation unit value at end of period            $1.41  $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,036  1,001  1,060  1,199  1,378  1,378  1,360    227
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $2.56  $1.96  $3.19  $2.53  $1.96  $1.70  $1.33  $1.00
Accumulation unit value at end of period            $2.87  $2.56  $1.96  $3.19  $2.53  $1.96  $1.70  $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2      2      2      2      2      2      2     --
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.65  $0.47  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.78  $0.65  $0.47  $0.85     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  3    141    222     94     --     --     --     --
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.92  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.20  $0.92  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.04  $0.82  $1.34  $1.65  $1.21  $1.05  $1.00     --
Accumulation unit value at end of period            $1.33  $1.04  $0.82  $1.34  $1.65  $1.21  $1.05     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2      3      8      7      7      2      1     --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.34  $0.95  $1.76  $1.57  $1.48  $1.43  $1.36  $1.00
Accumulation unit value at end of period            $1.45  $1.34  $0.95  $1.76  $1.57  $1.48  $1.43  $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                934    954  1,076  1,042  1,092    952    756    166
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $2.00  $1.45  $2.47  $2.36  $2.04  $1.81  $1.54  $1.00
Accumulation unit value at end of period            $2.28  $2.00  $1.45  $2.47  $2.36  $2.04  $1.81  $1.54
Number of accumulation units outstanding at end of
  period (000 omitted)                                 52     53     77     79     84     60     54      1
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.37  $1.18  $1.39  $1.29  $1.22  $1.21  $1.13  $1.00
Accumulation unit value at end of period            $1.56  $1.37  $1.18  $1.39  $1.29  $1.22  $1.21  $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                637    996  1,034  1,099  1,014    877    569    137
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $0.35  $0.28  $1.35  $1.37  $1.27  $1.26  $1.18  $1.00
Accumulation unit value at end of period            $0.40  $0.35  $0.28  $1.35  $1.37  $1.27  $1.26  $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                 47     54     40     42     48     44     47     26
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.77  $1.31  $2.14  $2.20  $1.95  $1.80  $1.53  $1.00
Accumulation unit value at end of period            $2.15  $1.77  $1.31  $2.14  $2.20  $1.95  $1.80  $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                226    229    236    239    235    225    225     28
--------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period      $1.03  $0.86  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.15  $1.03  $0.86  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 19    297    420    376     --     --     --     --
--------------------------------------------------------------------------------------------------------------


 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.17  $0.94  $1.15  $1.17  $1.16  $1.04  $1.00     --
Accumulation unit value at end of period            $1.18  $1.17  $0.94  $1.15  $1.17  $1.16  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.25  $0.98  $1.61  $1.74  $1.52  $1.47  $1.34  $1.00
Accumulation unit value at end of period            $1.41  $1.25  $0.98  $1.61  $1.74  $1.52  $1.47  $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                 15     17     17     17     17     17     17      7
--------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.62  $1.31  $2.38  $2.22  $1.76  $1.59  $1.39  $1.00
Accumulation unit value at end of period            $1.75  $1.62  $1.31  $2.38  $2.22  $1.76  $1.59  $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                  6      6      6      6      6      6      5      2
--------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.27  $0.97  $1.59  $1.61  $1.46  $1.41  $1.33  $1.00
Accumulation unit value at end of period            $1.46  $1.27  $0.97  $1.59  $1.61  $1.46  $1.41  $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period      $0.86  $0.66  $1.11  $1.29  $1.11  $1.05  $1.00     --
Accumulation unit value at end of period            $1.07  $0.86  $0.66  $1.11  $1.29  $1.11  $1.05     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 13     14     30     28    100     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.06  $1.07  $1.06  $1.03  $1.00  $0.98  $0.99  $1.00
Accumulation unit value at end of period            $1.05  $1.06  $1.07  $1.06  $1.03  $1.00  $0.98  $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                104    254    213    188     40    199    174      5
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.17  $1.03  $1.12  $1.08  $1.05  $1.04  $1.01  $1.00
Accumulation unit value at end of period            $1.25  $1.17  $1.03  $1.12  $1.08  $1.05  $1.04  $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                529  1,133  1,126  1,013    601    320    332    119
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.84  $1.47  $2.50  $2.34  $1.98  $1.77  $1.52  $1.00
Accumulation unit value at end of period            $2.12  $1.84  $1.47  $2.50  $2.34  $1.98  $1.77  $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                333    649    677    538    457    183     20     14
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $0.87  $0.71  $1.25  $1.23  $1.08  $1.03  $1.00     --
Accumulation unit value at end of period            $1.01  $0.87  $0.71  $1.25  $1.23  $1.08  $1.03     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                234    247    236    242    277    276     37     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period      $1.14  $1.08  $1.09  $1.03  $1.00     --     --     --
Accumulation unit value at end of period            $1.17  $1.14  $1.08  $1.09  $1.03     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 50    414    231    250    170     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.28  $0.84  $1.14  $1.13  $1.04  $1.01  $1.00     --
Accumulation unit value at end of period            $1.43  $1.28  $0.84  $1.14  $1.13  $1.04  $1.01     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 23     24     27     31     30     17     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.24  $0.89  $1.11  $1.09  $1.03  $1.01  $1.00     --
Accumulation unit value at end of period            $1.39  $1.24  $0.89  $1.11  $1.09  $1.03  $1.01     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 22    326    244    213     92     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.10  $0.68  $1.25  $1.11  $1.13  $1.04  $1.00     --
Accumulation unit value at end of period            $1.37  $1.10  $0.68  $1.25  $1.11  $1.13  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.91  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    51

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.35  $1.09  $1.75  $1.69  $1.49  $1.45  $1.33  $1.00
Accumulation unit value at end of period            $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.45  $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                427    426    463    471    469    465    433     72
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99  $1.00
Accumulation unit value at end of period            $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                386    457    440    396    502    485    348    271
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.18  $0.87  $1.59  $1.57  $1.43  $1.33  $1.25  $1.00
Accumulation unit value at end of period            $1.37  $1.18  $0.87  $1.59  $1.57  $1.43  $1.33  $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     12     13     13     13     13     13     13
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $0.91  $0.73  $1.23  $1.25  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period            $1.08  $0.91  $0.73  $1.23  $1.25  $1.06  $1.03     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $2.02  $1.17  $2.57  $1.89  $1.43  $1.08  $1.00     --
Accumulation unit value at end of period            $2.38  $2.02  $1.17  $2.57  $1.89  $1.43  $1.08     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                105    201    315    221    260    146     16     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.20  $0.95  $1.62  $1.46  $1.19  $1.06  $1.00     --
Accumulation unit value at end of period            $1.35  $1.20  $0.95  $1.62  $1.46  $1.19  $1.06     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,488     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                137     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.78  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.86  $0.78  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 25    764    492    332     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.04  $0.77  $1.24  $1.18  $1.03  $1.04  $1.00     --
Accumulation unit value at end of period            $1.25  $1.04  $0.77  $1.24  $1.18  $1.03  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 21     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,685     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,945     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                323     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 62     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.87  $1.39  $2.06  $2.19  $1.85  $1.77  $1.49  $1.00
Accumulation unit value at end of period            $2.30  $1.87  $1.39  $2.06  $2.19  $1.85  $1.77  $1.49
Number of accumulation units outstanding at end of
  period (000 omitted)                                190    223    240    272    285    204     36      4
--------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period      $1.60  $1.08  $2.02  $1.76  $1.30  $1.09  $1.00     --
Accumulation unit value at end of period            $1.97  $1.60  $1.08  $2.02  $1.76  $1.30  $1.09     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                177    328    430    335    362    220     22     --
--------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period      $1.05  $0.75  $1.26  $1.21  $1.14  $1.04  $1.00     --
Accumulation unit value at end of period            $1.28  $1.05  $0.75  $1.26  $1.21  $1.14  $1.04     --
Number of accumulation units outstanding at end of
  period (000 omitted)                                171    332    339    311    253    146     15     --
--------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    53

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.


YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
  period                                     $1.01  $0.82  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.10  $1.01  $0.82     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.47  $0.98  $1.88  $1.59  $1.49  $1.46  $1.41  $1.00     --     --
Accumulation unit value at end of period     $1.72  $1.47  $0.98  $1.88  $1.59  $1.49  $1.46  $1.41     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 4      3      3      3      3      4      4     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.29  $1.08  $1.85  $1.79  $1.55  $1.51  $1.37  $1.00     --     --
Accumulation unit value at end of period     $1.43  $1.29  $1.08  $1.85  $1.79  $1.55  $1.51  $1.37     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 8     12     13     16     19     23     15      4     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.79  $0.59  $1.29  $1.24  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $0.81  $0.79  $0.59  $1.29  $1.24     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                10    215    243    158     87     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.36  $1.01  $1.70  $1.51  $1.55  $1.36  $1.28  $1.00     --     --
Accumulation unit value at end of period     $1.47  $1.36  $1.01  $1.70  $1.51  $1.55  $1.36  $1.28     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                60     72     85     91    105    109    110     37     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.01  $0.87  $1.35  $1.37  $1.19  $1.15  $1.03  $0.81  $1.02  $1.13
Accumulation unit value at end of period     $1.14  $1.01  $0.87  $1.35  $1.37  $1.19  $1.15  $1.03  $0.81  $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                58     62     80    119    190    239    256    318    389    403
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.16  $1.07  $1.10  $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.20  $1.16  $1.07  $1.10  $1.02     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.01  $0.77  $1.41  $1.21  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.13  $1.01  $0.77  $1.41  $1.21     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.86  $0.67  $0.90  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $1.00  $0.86  $0.67  $0.90     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.94  $0.71  $1.23  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.07  $0.94  $0.71  $1.23  $1.03     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                30     30     30     30    186     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.51  $1.27  $1.76  $1.89  $1.61  $1.56  $1.38  $1.09  $1.26  $1.13
Accumulation unit value at end of period     $1.68  $1.51  $1.27  $1.76  $1.89  $1.61  $1.56  $1.38  $1.09  $1.26
Number of accumulation units outstanding
  at end of period (000 omitted)                41     45     56     66     81    136    144    168    184    192
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.92  $0.78  $1.08  $1.15  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.02  $0.92  $0.78  $1.08  $1.15     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.14  $0.80  $1.08  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.25  $1.14  $0.80  $1.08  $1.08     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     63     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.84  $0.67  $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $1.00  $0.84  $0.67  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    537    360    266     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.79  $0.58  $1.14  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.88  $0.79  $0.58  $1.14     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------


 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.94  $0.76  $1.08  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.17  $0.94  $0.76  $1.08  $1.12     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    355    251    223     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.85  $0.72  $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.98  $0.85  $0.72  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.83  $0.62  $1.06  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.04  $0.83  $0.62  $1.06  $1.06     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.10  $0.71  $1.23  $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.41  $1.10  $0.71  $1.23  $1.09     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 7      7      7      7     37     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.01  $0.84  $1.21  $1.15  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.15  $1.01  $0.84  $1.21  $1.15     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.76  $0.62  $1.09  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.83  $0.76  $0.62  $1.09     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.94  $0.73  $1.19  $1.16  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $0.97  $0.94  $0.73  $1.19  $1.16     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.01  $0.71  $0.98  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $1.08  $1.01  $0.71  $0.98     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    177    115    103     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.66  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33  $1.00     --     --
Accumulation unit value at end of period     $1.92  $1.66  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               132    255    356    362    367    137    138     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38  $1.00     --     --
Accumulation unit value at end of period     $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                47     55     55     54     55     55     55      6     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.16  $1.02  $1.07  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.23  $1.16  $1.02  $1.07  $1.04     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    212    192    213     16     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.18  $1.59  $2.66  $2.34  $2.11  $1.81  $1.48  $1.00     --     --
Accumulation unit value at end of period     $2.77  $2.18  $1.59  $2.66  $2.34  $2.11  $1.81  $1.48     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                64    179    209    178    147    116    126     29     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.89  $1.52  $2.75  $2.38  $2.05  $1.75  $1.57  $1.00     --     --
Accumulation unit value at end of period     $2.11  $1.89  $1.52  $2.75  $2.38  $2.05  $1.75  $1.57     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                13     12     12     11     17     29     37     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.21  $1.03  $1.82  $2.33  $1.96  $1.75  $1.35  $1.00     --     --
Accumulation unit value at end of period     $1.45  $1.21  $1.03  $1.82  $2.33  $1.96  $1.75  $1.35     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.06  $0.79  $1.14  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.18  $1.06  $0.79  $1.14  $1.12     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.90  $0.78  $1.08  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.07  $0.90  $0.78  $1.08  $1.12     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.81  $1.42  $2.15  $2.23  $1.94  $1.81  $1.48  $1.00     --     --
Accumulation unit value at end of period     $2.29  $1.81  $1.42  $2.15  $2.23  $1.94  $1.81  $1.48     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 2      9      9      9      9      2      2      2     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.57  $1.11  $1.96  $1.78  $1.66  $1.61  $1.47  $1.00     --     --
Accumulation unit value at end of period     $1.98  $1.57  $1.11  $1.96  $1.78  $1.66  $1.61  $1.47     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                16     16     16     15      8      8      8      3     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.42  $1.14  $1.84  $1.80  $1.54  $1.41  $1.27  $1.00     --     --
Accumulation unit value at end of period     $1.55  $1.42  $1.14  $1.84  $1.80  $1.54  $1.41  $1.27     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               186    214    267    320    471    412    403    134     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.96  $1.45  $2.47  $2.17  $1.81  $1.67  $1.43  $1.00     --     --
Accumulation unit value at end of period     $2.10  $1.96  $1.45  $2.47  $2.17  $1.81  $1.67  $1.43     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 9     12     13     14     14     16     17      2     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.43  $1.22  $1.17  $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.62  $1.43  $1.22  $1.17  $1.07     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                18    191    171    206    131     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.87  $0.67  $1.19  $1.17  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $0.92  $0.87  $0.67  $1.19  $1.17     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.94  $0.72  $1.16  $1.14  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.16  $0.94  $0.72  $1.16  $1.14     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                18    147    163    165    136     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.70  $0.58  $0.94  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.78  $0.70  $0.58  $0.94     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45  $1.00     --     --
Accumulation unit value at end of period     $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                28     28     28     31     34     37     38     29     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.70  $0.59  $1.05  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.80  $0.70  $0.59  $1.05     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.57  $1.12  $2.15  $1.97  $1.72  $1.60  $1.41  $1.00     --     --
Accumulation unit value at end of period     $1.83  $1.57  $1.12  $2.15  $1.97  $1.72  $1.60  $1.41     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.19  $0.94  $1.36  $1.28  $1.11  $1.07  $1.00  $0.81  $0.98  $1.28
Accumulation unit value at end of period     $1.28  $1.19  $0.94  $1.36  $1.28  $1.11  $1.07  $1.00  $0.81  $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)               365    391    444    591    719    540    627    775    866    932
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.07  $1.00  $0.79  $1.15  $1.08     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.91  $0.72  $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.94  $0.91  $0.72  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------


 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.46  $1.10  $1.87  $1.65  $1.31  $1.12  $0.92  $0.72  $0.87  $1.15
Accumulation unit value at end of period     $1.63  $1.46  $1.10  $1.87  $1.65  $1.31  $1.12  $0.92  $0.72  $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)                26     35     53     77    103    154    207    258    270    344
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.81  $0.61  $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.90  $0.81  $0.61  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    418    183    120     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.07  $0.83  $1.18  $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.19  $1.07  $0.83  $1.18  $1.10     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.87  $0.69  $1.08  $1.13  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $0.99  $0.87  $0.69  $1.08  $1.13     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                32    204    248    205    214     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.89  $1.53  $1.84  $1.69  $1.54  $1.45  $1.36  $1.21  $1.31  $1.39
Accumulation unit value at end of period     $2.02  $1.89  $1.53  $1.84  $1.69  $1.54  $1.45  $1.36  $1.21  $1.31
Number of accumulation units outstanding
  at end of period (000 omitted)               372    420    653  1,090  1,482  2,071  2,464  2,892  3,214  3,536
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.84  $0.63  $1.06  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.95  $0.84  $0.63  $1.06     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    464    387    322     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.05  $0.77  $1.41  $1.31  $1.12  $1.07  $1.04  $0.85  $1.16  $1.51
Accumulation unit value at end of period     $1.20  $1.05  $0.77  $1.41  $1.31  $1.12  $1.07  $1.04  $0.85  $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)               133    154    189    299    369    468    558    636    677    746
---------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.85  $0.60  $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $1.05  $0.85  $0.60  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.37  $1.00  $1.60  $1.47  $1.38  $1.35  $1.25  $1.00     --     --
Accumulation unit value at end of period     $1.51  $1.37  $1.00  $1.60  $1.47  $1.38  $1.35  $1.25     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.64  $1.02  $1.71  $1.69  $1.52  $1.47  $1.40  $1.00     --     --
Accumulation unit value at end of period     $2.19  $1.64  $1.02  $1.71  $1.69  $1.52  $1.47  $1.40     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                18     16     16     15     15     15     15     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.30  $1.12  $1.46  $1.43  $1.30  $1.28  $1.17  $1.00     --     --
Accumulation unit value at end of period     $1.41  $1.30  $1.12  $1.46  $1.43  $1.30  $1.28  $1.17     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                45     60     62     67     70     77     79     13     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
  period                                     $2.56  $1.95  $3.18  $2.53  $1.96  $1.70  $1.33  $1.00     --     --
Accumulation unit value at end of period     $2.86  $2.56  $1.95  $3.18  $2.53  $1.96  $1.70  $1.33     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 2      2      2      2      2      2      2     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.65  $0.47  $0.85  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.78  $0.65  $0.47  $0.85     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    113    125     73     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.91  $0.59  $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $1.19  $0.91  $0.59  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.78  $0.61  $1.00  $1.23  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $0.99  $0.78  $0.61  $1.00  $1.23     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.26  $0.88  $1.64  $1.46  $1.37  $1.32  $1.26  $0.97  $1.35  $1.56
Accumulation unit value at end of period     $1.36  $1.26  $0.88  $1.64  $1.46  $1.37  $1.32  $1.26  $0.97  $1.35
Number of accumulation units outstanding
  at end of period (000 omitted)               133    144    198    320    418    524    586    633    657    742
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.34  $0.94  $1.76  $1.57  $1.48  $1.43  $1.36  $1.00     --     --
Accumulation unit value at end of period     $1.44  $1.34  $0.94  $1.76  $1.57  $1.48  $1.43  $1.36     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                49     59     66    145    171    183    169      8     --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.99  $1.45  $2.46  $2.35  $2.03  $1.81  $1.54  $1.00     --     --
Accumulation unit value at end of period     $2.27  $1.99  $1.45  $2.46  $2.35  $2.03  $1.81  $1.54     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 8     13     14     18     26     29     32     --     --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.37  $1.17  $1.39  $1.29  $1.22  $1.21  $1.13  $1.00     --     --
Accumulation unit value at end of period     $1.55  $1.37  $1.17  $1.39  $1.29  $1.22  $1.21  $1.13     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               152    447    442    577    463    401    371    141     --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/04/1998)
Accumulation unit value at beginning of
  period                                     $0.36  $0.29  $1.39  $1.41  $1.31  $1.30  $1.21  $0.99  $1.02  $1.02
Accumulation unit value at end of period     $0.41  $0.36  $0.29  $1.39  $1.41  $1.31  $1.30  $1.21  $0.99  $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                41     50     66    144    195    247    266    280    318    408
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.18  $1.00     --     --
Accumulation unit value at end of period     $0.40  $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.18     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 1      1      6     10      9      9      9      4     --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.76  $1.31  $2.14  $2.20  $1.94  $1.80  $1.53  $1.00     --     --
Accumulation unit value at end of period     $2.14  $1.76  $1.31  $2.14  $2.20  $1.94  $1.80  $1.53     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                31     53     59     72    100    111    111      3     --     --
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03  $0.86  $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $1.14  $1.03  $0.86  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    212    301    304     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.53  $1.00  $1.48  $1.44  $1.37  $1.34  $1.24  $1.05  $1.00  $0.98
Accumulation unit value at end of period     $1.71  $1.53  $1.00  $1.48  $1.44  $1.37  $1.34  $1.24  $1.05  $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)                32     40     50     69     78    117    240    290    372    472
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.57  $1.03  $1.50  $1.46  $1.40  $1.37  $1.28  $1.08  $1.03  $1.01
Accumulation unit value at end of period     $1.75  $1.57  $1.03  $1.50  $1.46  $1.40  $1.37  $1.28  $1.08  $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)                39     63     96    158    275    358    412    451    546    676
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.06  $0.85  $1.04  $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.07  $1.06  $0.85  $1.04  $1.07     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.14  $0.89  $1.47  $1.58  $1.38  $1.33  $1.21  $0.96  $1.20  $1.30
Accumulation unit value at end of period     $1.29  $1.14  $0.89  $1.47  $1.58  $1.38  $1.33  $1.21  $0.96  $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)                52     63    124    176    224    350    558    731    878  1,284
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $0.97  $0.76  $1.26  $1.36  $1.19  $1.15  $1.05  $0.83  $1.04  $1.13
Accumulation unit value at end of period     $1.10  $0.97  $0.76  $1.26  $1.36  $1.19  $1.15  $1.05  $0.83  $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)               164    179    249    458    727    997  1,260  1,479  1,621  1,769
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.50  $1.01  $1.39  $1.36  $1.25  $1.23  $1.12  $0.90  $0.91  $0.89
Accumulation unit value at end of period     $1.70  $1.50  $1.01  $1.39  $1.36  $1.25  $1.23  $1.12  $0.90  $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)                40     48     56     88    104    170    304    390    473    674
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.61  $1.09  $1.49  $1.47  $1.35  $1.33  $1.22  $0.98  $1.00  $0.98
Accumulation unit value at end of period     $1.81  $1.61  $1.09  $1.49  $1.47  $1.35  $1.33  $1.22  $0.98  $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)                46     54     70     96    125    187    207    221    263    324
---------------------------------------------------------------------------------------------------------------------


 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.61  $1.31  $2.37  $2.22  $1.76  $1.59  $1.39  $1.00     --     --
Accumulation unit value at end of period     $1.75  $1.61  $1.31  $2.37  $2.22  $1.76  $1.59  $1.39     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                29     29     33     34     34     34     34     30     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
  period                                     $1.03  $0.79  $1.30  $1.24  $1.16  $1.07  $0.98  $0.75  $1.09  $1.57
Accumulation unit value at end of period     $1.22  $1.03  $0.79  $1.30  $1.24  $1.16  $1.07  $0.98  $0.75  $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)                25     32     33     57     74    123    206    261    317    513
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.13     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 2     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.26  $0.96  $1.59  $1.60  $1.46  $1.41  $1.33  $1.00     --     --
Accumulation unit value at end of period     $1.45  $1.26  $0.96  $1.59  $1.60  $1.46  $1.41  $1.33     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.75  $0.58  $0.97  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $0.93  $0.75  $0.58  $0.97  $1.12     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                11     11     11     11     92     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
  period                                     $1.20  $0.74  $1.19  $1.15  $1.10  $1.06  $1.02  $0.83  $1.14  $1.50
Accumulation unit value at end of period     $1.43  $1.20  $0.74  $1.19  $1.15  $1.10  $1.06  $1.02  $0.83  $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)               137    169    230    410    528    760    883    995  1,116  1,324
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.12  $0.91  $1.32  $1.31  $1.16  $1.14  $1.05  $0.89  $1.03  $1.17
Accumulation unit value at end of period     $1.24  $1.12  $0.91  $1.32  $1.31  $1.16  $1.14  $1.05  $0.89  $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)               329    342    390    572    737  1,170  1,724  2,090  2,318  2,216
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.14  $1.15  $1.14  $1.10  $1.07  $1.06  $1.06  $1.07  $1.08  $1.05
Accumulation unit value at end of period     $1.12  $1.14  $1.15  $1.14  $1.10  $1.07  $1.06  $1.06  $1.07  $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)               206    192    149    224    273    379     45     41     47     50
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.33  $1.18  $1.28  $1.23  $1.20  $1.19  $1.15  $1.12  $1.08  $1.01
Accumulation unit value at end of period     $1.42  $1.33  $1.18  $1.28  $1.23  $1.20  $1.19  $1.15  $1.12  $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)               166    590    598    761    702    548    664    701    794    943
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.84  $1.46  $2.49  $2.34  $1.98  $1.77  $1.52  $1.00     --     --
Accumulation unit value at end of period     $2.12  $1.84  $1.46  $2.49  $2.34  $1.98  $1.77  $1.52     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                17    289    238    164    116      5      5      1     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
  period                                     $0.86  $0.70  $1.23  $1.21  $1.06  $1.02  $0.97  $0.76  $0.99  $1.23
Accumulation unit value at end of period     $0.99  $0.86  $0.70  $1.23  $1.21  $1.06  $1.02  $0.97  $0.76  $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                99    121    149    231    313    327    497    584    650    963
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.13  $1.07  $1.09  $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.16  $1.13  $1.07  $1.09  $1.02     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                26    365    180    219    233     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.20  $0.79  $1.07  $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.35  $1.20  $0.79  $1.07  $1.07     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --      5     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.21  $0.86  $1.07  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.34  $1.21  $0.86  $1.07  $1.06     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                18    281    179    182     95     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of
  period                                     $0.94  $0.58  $1.07  $0.96  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.17  $0.94  $0.58  $1.07  $0.96     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                63     75     89    137    186     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    59

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.75  $0.54  $1.00  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.91  $0.75  $0.54  $1.00     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.35  $1.09  $1.75  $1.69  $1.49  $1.44  $1.33  $1.00     --     --
Accumulation unit value at end of period     $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.44  $1.33     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     32     32     32     32     38     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99  $1.00     --     --
Accumulation unit value at end of period     $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                31     96     62     56     52     53     53     10     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.18  $0.87  $1.59  $1.56  $1.43  $1.33  $1.25  $1.00     --     --
Accumulation unit value at end of period     $1.36  $1.18  $0.87  $1.59  $1.56  $1.43  $1.33  $1.25     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.84  $0.68  $1.13  $1.15  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.00  $0.84  $0.68  $1.13  $1.15     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.43  $0.83  $1.83  $1.34  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.69  $1.43  $0.83  $1.83  $1.34     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                10    104    138     89     62     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
  period                                     $1.10  $0.88  $1.50  $1.35  $1.10  $0.98  $0.85  $0.67  $0.83  $1.18
Accumulation unit value at end of period     $1.24  $1.10  $0.88  $1.50  $1.35  $1.10  $0.98  $0.85  $0.67  $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)                25     33     41     59     92    137    182    222    231    257
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.12     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.12     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,499     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.04     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.04     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               298     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.78  $0.60  $0.99  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period     $0.85  $0.78  $0.60  $0.99     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    586    329    247     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.97  $0.72  $1.15  $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.16  $0.97  $0.72  $1.15  $1.10     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.09     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.09     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,817     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008   2007   2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.11     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.11     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,542     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.07     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                     $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period     $1.07     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               102     --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
  period                                     $1.86  $1.38  $2.05  $2.19  $1.84  $1.77  $1.49  $1.00     --     --
Accumulation unit value at end of period     $2.29  $1.86  $1.38  $2.05  $2.19  $1.84  $1.77  $1.49     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 2      2     10     10     10     10     10      2     --     --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of
  period                                     $1.12  $0.76  $1.41  $1.23  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.37  $1.12  $0.76  $1.41  $1.23     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                10    156    186    109     95     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of
  period                                     $0.93  $0.67  $1.12  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period     $1.14  $0.93  $0.67  $1.12  $1.08     --     --     --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --    116     84     67     19     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    61

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.27
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.18
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.97
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.24
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2
  (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.27
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES
  (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.14
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------


 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.24
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.09
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.15
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.24
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.11
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.18
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.29
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    63

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.09
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.99
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
  (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.08
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------



 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.11
Number of accumulation units outstanding at end of period (000 omitted)             122
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.11
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    65

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.13
Number of accumulation units outstanding at end of period (000 omitted)             152
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.13
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.08
Number of accumulation units outstanding at end of period (000 omitted)              54
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.08
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
WANGER USA (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.29
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------






 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $1.01   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.09   $1.01   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   17      17      17      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period        $0.90   $0.60   $1.15   $1.00      --      --      --
Accumulation unit value at end of period              $1.05   $0.90   $0.60   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period        $0.88   $0.74   $1.27   $1.23   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $0.97   $0.88   $0.74   $1.27   $1.23   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period        $1.02   $0.77   $1.68   $1.61   $1.21   $1.05   $1.00
Accumulation unit value at end of period              $1.05   $1.02   $0.77   $1.68   $1.61   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                  328     512     602     369     284     157       6
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $1.06   $1.09   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period              $1.19   $1.15   $1.06   $1.09   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                  352     335     326     435     421     264      13
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $1.20   $0.91   $1.68   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period              $1.34   $1.20   $0.91   $1.68   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.85   $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period              $1.00   $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $0.89   $0.67   $1.17   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period              $1.02   $0.89   $0.67   $1.17   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                  473     566     562     537     685     259       9
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $0.99   $0.84   $1.17   $1.25   $1.07   $1.04   $1.00
Accumulation unit value at end of period              $1.10   $0.99   $0.84   $1.17   $1.25   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   42      42      42      42      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period        $1.12   $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period              $1.24   $1.12   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   59      59      76      79     132      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period        $0.84   $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period              $1.00   $0.84   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   14     651     508     256      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period        $0.78   $0.58   $1.14   $1.00      --      --      --
Accumulation unit value at end of period              $0.88   $0.78   $0.58   $1.14      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.08   $0.88   $1.24   $1.29   $1.10   $1.06   $1.00
Accumulation unit value at end of period              $1.34   $1.08   $0.88   $1.24   $1.29   $1.10   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                    7     369     303     188      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period        $0.85   $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period              $0.97   $0.85   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.93   $0.69   $1.18   $1.18   $1.12   $1.04   $1.00
Accumulation unit value at end of period              $1.16   $0.93   $0.69   $1.18   $1.18   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   15      16      13      12      13      12      --
---------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    67

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.08   $0.70   $1.21   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period              $1.38   $1.08   $0.70   $1.21   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   82     112     127     120     148      60       2
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.05   $0.87   $1.26   $1.20   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.19   $1.05   $0.87   $1.26   $1.20   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.76   $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period              $0.82   $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.13   $0.88   $1.42   $1.39   $1.15   $1.05   $1.00
Accumulation unit value at end of period              $1.16   $1.13   $0.88   $1.42   $1.39   $1.15   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period        $1.00   $0.71   $0.98   $1.00      --      --      --
Accumulation unit value at end of period              $1.08   $1.00   $0.71   $0.98      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   26     222     184     107      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.13   $0.85   $1.50   $1.30   $1.19   $1.03   $1.00
Accumulation unit value at end of period              $1.31   $1.13   $0.85   $1.50   $1.30   $1.19   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,066   1,329   1,577   1,407   1,303     722      11
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.91   $0.72   $1.39   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period              $1.11   $0.91   $0.72   $1.39   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $1.01   $1.06   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.22   $1.15   $1.01   $1.06   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                  256     504     509     526     288     139       7
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.26   $0.92   $1.54   $1.36   $1.23   $1.05   $1.00
Accumulation unit value at end of period              $1.60   $1.26   $0.92   $1.54   $1.36   $1.23   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                  128     294     365     251     188      78      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.13   $0.91   $1.64   $1.43   $1.23   $1.05   $1.00
Accumulation unit value at end of period              $1.25   $1.13   $0.91   $1.64   $1.43   $1.23   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   28      34      34      29      49      37       6
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.14   $0.85   $1.23   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period              $1.26   $1.14   $0.85   $1.23   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1       1       1       1       1       1      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.96   $0.83   $1.16   $1.21   $1.05   $1.03   $1.00
Accumulation unit value at end of period              $1.14   $0.96   $0.83   $1.16   $1.21   $1.05   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.99   $0.70   $1.24   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period              $1.25   $0.99   $0.70   $1.24   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                    5       5       5       5       5       5      --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.04   $0.83   $1.35   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period              $1.14   $1.04   $0.83   $1.35   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   16      50      48      44     114       2      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.48   $1.27   $1.21   $1.11   $1.00   $1.05   $1.00
Accumulation unit value at end of period              $1.67   $1.48   $1.27   $1.21   $1.11   $1.00   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                  108     325     327     339     265      69       5
---------------------------------------------------------------------------------------------------------------


 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.99   $0.77   $1.35   $1.34   $1.12   $1.04   $1.00
Accumulation unit value at end of period              $1.05   $0.99   $0.77   $1.35   $1.34   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.10   $0.84   $1.35   $1.33   $1.16   $1.04   $1.00
Accumulation unit value at end of period              $1.35   $1.10   $0.84   $1.35   $1.33   $1.16   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                  270     451     487     440     366     189       6
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.69   $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period              $0.77   $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.82   $0.56   $1.19   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period              $0.86   $0.82   $0.56   $1.19   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   84      78      82      66      83      84      11
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.70   $0.59   $1.05   $1.00      --      --      --
Accumulation unit value at end of period              $0.80   $0.70   $0.59   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.02   $0.73   $1.41   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period              $1.20   $1.02   $0.73   $1.41   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.91   $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $0.94   $0.91   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.81   $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period              $0.90   $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    8     506     258     116      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $0.90   $1.27   $1.18   $1.08   $1.03   $1.00
Accumulation unit value at end of period              $1.28   $1.15   $0.90   $1.27   $1.18   $1.08   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   14      14      14      16      22      22       3
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.93   $0.74   $1.16   $1.21   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.06   $0.93   $0.74   $1.16   $1.21   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                  805   1,089   1,157   1,039     926     445      16
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.84   $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period              $0.94   $0.84   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   14     563     530     319      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period        $0.85   $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $1.04   $0.85   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.04   $0.76   $1.23   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.15   $1.04   $0.76   $1.23   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $0.72   $1.21   $1.20   $1.08   $1.04   $1.00
Accumulation unit value at end of period              $1.55   $1.15   $0.72   $1.21   $1.20   $1.08   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.03   $0.89   $1.16   $1.14   $1.03   $1.02   $1.00
Accumulation unit value at end of period              $1.12   $1.03   $0.89   $1.16   $1.14   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2       2       2       2       2       2      --
---------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    69

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.58   $1.21   $1.97   $1.57   $1.22   $1.06   $1.00
Accumulation unit value at end of period              $1.77   $1.58   $1.21   $1.97   $1.57   $1.22   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.65   $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period              $0.78   $0.65   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4     129     185      68      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.91   $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period              $1.19   $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.03   $0.82   $1.34   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period              $1.32   $1.03   $0.82   $1.34   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                    9      10      12      11       8       7      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.95   $0.67   $1.25   $1.12   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.02   $0.95   $0.67   $1.25   $1.12   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                  313     315     334     299     295     179       7
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.17   $0.85   $1.45   $1.39   $1.20   $1.07   $1.00
Accumulation unit value at end of period              $1.34   $1.17   $0.85   $1.45   $1.39   $1.20   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                   24      24      24      24      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $0.99   $1.18   $1.09   $1.03   $1.02   $1.00
Accumulation unit value at end of period              $1.31   $1.15   $0.99   $1.18   $1.09   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                  248     694     648     594     406     177      11
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.02   $0.76   $1.24   $1.28   $1.13   $1.05   $1.00
Accumulation unit value at end of period              $1.24   $1.02   $0.76   $1.24   $1.28   $1.13   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                  121     147     148     151     141     139      --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period        $1.02   $0.86   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $1.14   $1.02   $0.86   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   53     277     426     304      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.16   $0.94   $1.15   $1.17   $1.16   $1.04   $1.00
Accumulation unit value at end of period              $1.17   $1.16   $0.94   $1.15   $1.17   $1.16   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.06   $0.86   $1.57   $1.47   $1.17   $1.05   $1.00
Accumulation unit value at end of period              $1.15   $1.06   $0.86   $1.57   $1.47   $1.17   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.86   $0.66   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period              $1.06   $0.86   $0.66   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   19      46      46      41      70      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.07   $1.08   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.05   $1.07   $1.08   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                    5     387     316     305       8       4      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.12   $0.99   $1.08   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.20   $1.12   $0.99   $1.08   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                   72     720     736     591     402      --      --
---------------------------------------------------------------------------------------------------------------


 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.08   $0.86   $1.47   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period              $1.25   $1.08   $0.86   $1.47   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                  562   1,179   1,137     826     650     259      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.86   $0.71   $1.24   $1.22   $1.08   $1.03   $1.00
Accumulation unit value at end of period              $1.00   $0.86   $0.71   $1.24   $1.22   $1.08   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   98     100      91      85     120     122      18
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period        $1.13   $1.08   $1.09   $1.03   $1.00      --      --
Accumulation unit value at end of period              $1.16   $1.13   $1.08   $1.09   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   48     499     290     276     239      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.27   $0.84   $1.13   $1.13   $1.03   $1.01   $1.00
Accumulation unit value at end of period              $1.42   $1.27   $0.84   $1.13   $1.13   $1.03   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                   28      28      40      39      34      11      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES
  FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.24   $0.88   $1.10   $1.09   $1.02   $1.01   $1.00
Accumulation unit value at end of period              $1.38   $1.24   $0.88   $1.10   $1.09   $1.02   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                   33     360     269     201     121      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.09   $0.68   $1.24   $1.11   $1.13   $1.04   $1.00
Accumulation unit value at end of period              $1.35   $1.09   $0.68   $1.24   $1.11   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.75   $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period              $0.90   $0.75   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    5      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.95   $0.77   $1.24   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.07   $0.95   $0.77   $1.24   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   15      16      14      12      13      13      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.06   $1.02   $1.07   $1.03   $1.00   $1.00   $1.00
Accumulation unit value at end of period              $1.08   $1.06   $1.02   $1.07   $1.03   $1.00   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12      87      52      45      20       9      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.91   $0.67   $1.23   $1.21   $1.11   $1.03   $1.00
Accumulation unit value at end of period              $1.05   $0.91   $0.67   $1.23   $1.21   $1.11   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.91   $0.73   $1.22   $1.25   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.07   $0.91   $0.73   $1.22   $1.25   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $2.00   $1.17   $2.56   $1.88   $1.43   $1.08   $1.00
Accumulation unit value at end of period              $2.36   $2.00   $1.17   $2.56   $1.88   $1.43   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                  118     209     297     181     188     103       4
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.19   $0.95   $1.61   $1.45   $1.19   $1.06   $1.00
Accumulation unit value at end of period              $1.33   $1.19   $0.95   $1.61   $1.45   $1.19   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,315      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    71

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  794      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.77   $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period              $0.85   $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   14     688     453     244      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.03   $0.77   $1.23   $1.18   $1.03   $1.04   $1.00
Accumulation unit value at end of period              $1.24   $1.03   $0.77   $1.23   $1.18   $1.03   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,158      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,493      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  140      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.10   $0.82   $1.22   $1.30   $1.10   $1.05   $1.00
Accumulation unit value at end of period              $1.35   $1.10   $0.82   $1.22   $1.30   $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                  270     302     313     332     301     202       9
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period        $1.59   $1.08   $2.01   $1.76   $1.30   $1.08   $1.00
Accumulation unit value at end of period              $1.96   $1.59   $1.08   $2.01   $1.76   $1.30   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                  173     316     398     268     254     146       7
---------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period        $1.05   $0.75   $1.26   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period              $1.27   $1.05   $0.75   $1.26   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                  159     295     294     241     172     100       4
---------------------------------------------------------------------------------------------------------------






 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period    $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.09   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41   $1.00
Accumulation unit value at end of period          $1.70   $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36   $1.00
Accumulation unit value at end of period          $1.40   $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period    $1.02   $0.77   $1.67   $1.61   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period          $1.05   $1.02   $0.77   $1.67   $1.61   $1.21   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            22     104     139      77      30      25      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period    $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period          $1.46   $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.15   $1.06   $1.09   $1.01   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period          $1.19   $1.15   $1.06   $1.09   $1.01   $1.01   $1.01      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            26      58      52      72      78      67      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.20   $0.91   $1.68   $1.45   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period          $1.34   $1.20   $0.91   $1.68   $1.45   $1.18   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period    $0.85   $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.00   $0.85   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $0.89   $0.67   $1.17   $0.98   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period          $1.02   $0.89   $0.67   $1.17   $0.98   $1.03   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            44      66      66      62      60      35      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $0.99   $0.84   $1.16   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period          $1.10   $0.99   $0.84   $1.16   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period    $1.12   $0.79   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period          $1.24   $1.12   $0.79   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            10      21      23      25      40      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period    $0.83   $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.00   $0.83   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     246     195     113      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period    $0.78   $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.88   $0.78   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.08   $0.87   $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period          $1.34   $1.08   $0.87   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     144     115      84      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period    $0.84   $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.97   $0.84   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    73

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.92   $0.69   $1.18   $1.18   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period          $1.15   $0.92   $0.69   $1.18   $1.18   $1.12   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.08   $0.70   $1.20   $1.07   $1.04   $1.02   $1.00      --
Accumulation unit value at end of period          $1.38   $1.08   $0.70   $1.20   $1.07   $1.04   $1.02      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             3       7       8       7      12       7      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.05   $0.87   $1.26   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period          $1.19   $1.05   $0.87   $1.26   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.76   $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.82   $0.76   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.13   $0.87   $1.42   $1.39   $1.15   $1.05   $1.00      --
Accumulation unit value at end of period          $1.15   $1.13   $0.87   $1.42   $1.39   $1.15   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period    $1.00   $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.08   $1.00   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      90      76      54      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33   $1.00
Accumulation unit value at end of period          $1.90   $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                           113     157     222     194     139      66      20      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38   $1.00
Accumulation unit value at end of period          $1.52   $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --       8       8       8       2       1      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $1.01   $1.06   $1.03   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period          $1.21   $1.14   $1.01   $1.06   $1.03   $1.01   $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            53     197     197     203     110      67      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period          $2.74   $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47
Number of accumulation units outstanding at end
  of period (000 omitted)                            56      84     107      85      65      30      19      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57   $1.00
Accumulation unit value at end of period          $2.08   $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57
Number of accumulation units outstanding at end
  of period (000 omitted)                             4       4       4       5       3       2       1       1
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35   $1.00
Accumulation unit value at end of period          $1.43   $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35
Number of accumulation units outstanding at end
  of period (000 omitted)                            10      10      10      10      10      10       8      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $0.85   $1.23   $1.20   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period          $1.26   $1.14   $0.85   $1.23   $1.20   $1.03   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $0.96   $0.83   $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period          $1.14   $0.96   $0.83   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48   $1.00
Accumulation unit value at end of period          $2.26   $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48
Number of accumulation units outstanding at end
  of period (000 omitted)                             5       5      10      10      10       7       5      --
-------------------------------------------------------------------------------------------------------------------


 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46   $1.00
Accumulation unit value at end of period          $1.95   $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46
Number of accumulation units outstanding at end
  of period (000 omitted)                             5       5      12      12      12       8       5      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27   $1.00
Accumulation unit value at end of period          $1.53   $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                            27      27     145     152     167     153     151      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period    $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42   $1.00
Accumulation unit value at end of period          $2.07   $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.48   $1.27   $1.21   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period          $1.67   $1.48   $1.27   $1.21   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             6     100     108     110      45      22      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $0.99   $0.77   $1.35   $1.34   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period          $1.05   $0.99   $0.77   $1.35   $1.34   $1.12   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.10   $0.84   $1.35   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period          $1.35   $1.10   $0.84   $1.35   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            18      72      86      80      31      19      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.69   $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.77   $0.69   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period          $1.32   $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45
Number of accumulation units outstanding at end
  of period (000 omitted)                            14      14      15      13      13      13       9      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.70   $0.59   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.80   $0.70   $0.59   $1.04      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period          $1.81   $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period    $0.99   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.07   $0.99   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.91   $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.94   $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.81   $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.90   $0.81   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     196      97      54      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $0.89   $1.27   $1.18   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period          $1.28   $1.14   $0.89   $1.27   $1.18   $1.08   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             1       1       1       1       1       1      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.93   $0.73   $1.16   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period          $1.06   $0.93   $0.73   $1.16   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            47     167     198     155     101      75      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    75

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.84   $0.62   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.94   $0.84   $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     212     199     137      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period    $0.85   $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.04   $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period          $1.49   $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period          $2.17   $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period          $1.39   $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                            48      38      38      34      29      13      13      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period    $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33   $1.00
Accumulation unit value at end of period          $2.83   $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                             5       5       5       5       5       5       4      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.65   $0.46   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.78   $0.65   $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      45      73      26      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.91   $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.19   $0.91   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.03   $0.81   $1.34   $1.64   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period          $1.31   $1.03   $0.81   $1.34   $1.64   $1.21   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             1       1       1       1       1      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36   $1.00
Accumulation unit value at end of period          $1.43   $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                            16      28      30      25      28      26       5      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period          $2.24   $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period          $1.53   $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                           118     274     385     371     276     233     196       1
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period          $0.39   $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --       1       1       1       1       1
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53   $1.00
Accumulation unit value at end of period          $2.11   $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53
Number of accumulation units outstanding at end
  of period (000 omitted)                            45      41      42      41      39      16      15      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period    $1.02   $0.86   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.14   $1.02   $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     110     170     135      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.16   $0.93   $1.14   $1.17   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period          $1.17   $1.16   $0.93   $1.14   $1.17   $1.16   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34   $1.00
Accumulation unit value at end of period          $1.39   $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --       7       7       7       2       1      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period          $1.73   $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period    $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33   $1.00
Accumulation unit value at end of period          $1.43   $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.85   $0.66   $1.10   $1.28   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period          $1.06   $0.85   $0.66   $1.10   $1.28   $1.11   $1.05      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            10      10      10      10       7      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period          $1.03   $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                             1      47      21       5       3       1       2       2
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period          $1.23   $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     234     295     259     113      15       5       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52   $1.00
Accumulation unit value at end of period          $2.09   $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52
Number of accumulation units outstanding at end
  of period (000 omitted)                            14     156     152      92      48      34      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $0.86   $0.70   $1.24   $1.22   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period          $1.00   $0.86   $0.70   $1.24   $1.22   $1.08   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             9      10       9       8       8       8      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period    $1.13   $1.07   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.16   $1.13   $1.07   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     181     102      95      37      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.26   $0.83   $1.13   $1.13   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period          $1.42   $1.26   $0.83   $1.13   $1.13   $1.03   $1.01      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             5      14      16      18      19      17      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME
  OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.23   $0.88   $1.10   $1.09   $1.02   $1.01   $1.00      --
Accumulation unit value at end of period          $1.37   $1.23   $0.88   $1.10   $1.09   $1.02   $1.01      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     137      96      78      15      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.08   $0.67   $1.24   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period          $1.35   $1.08   $0.67   $1.24   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.75   $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.90   $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    77

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period          $1.51   $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33
Number of accumulation units outstanding at end
  of period (000 omitted)                             6       6       6       7       7       7       6       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period          $1.05   $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            34      63      47      45      39      34      28       2
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period          $1.34   $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $0.90   $0.73   $1.22   $1.24   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period          $1.07   $0.90   $0.73   $1.22   $1.24   $1.06   $1.03      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $2.00   $1.16   $2.55   $1.88   $1.42   $1.08   $1.00      --
Accumulation unit value at end of period          $2.35   $2.00   $1.16   $2.55   $1.88   $1.42   $1.08      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             8      42      65      37      19      16      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.19   $0.94   $1.61   $1.45   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period          $1.33   $1.19   $0.94   $1.61   $1.45   $1.19   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           242      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           418      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.77   $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.85   $0.77   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --     259     167     106      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.03   $0.77   $1.23   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period          $1.24   $1.03   $0.77   $1.23   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           559      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,375      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2010    2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,139      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           104      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            84      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period    $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49   $1.00
Accumulation unit value at end of period          $2.26   $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49
Number of accumulation units outstanding at end
  of period (000 omitted)                             7      16      17      17      16      17      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period    $1.59   $1.08   $2.01   $1.75   $1.30   $1.08   $1.00      --
Accumulation unit value at end of period          $1.95   $1.59   $1.08   $2.01   $1.75   $1.30   $1.08      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            15      63      90      52      27      24      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period    $1.04   $0.75   $1.25   $1.21   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period          $1.27   $1.04   $0.75   $1.25   $1.21   $1.14   $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             8      64      64      47      20      18      --      --
-------------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    79

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY
PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period      $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.09  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   16     16     17     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period      $1.45  $0.96  $1.86  $1.58  $1.48  $1.45  $1.40  $1.00
Accumulation unit value at end of period            $1.69  $1.45  $0.96  $1.86  $1.58  $1.48  $1.45  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                   28     28     33     33     33     33     35     30
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period      $1.25  $1.06  $1.82  $1.76  $1.53  $1.49  $1.36  $1.00
Accumulation unit value at end of period            $1.39  $1.25  $1.06  $1.82  $1.76  $1.53  $1.49  $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                   80    348    350    418    355    362    364    283
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period      $1.34  $0.99  $1.68  $1.50  $1.54  $1.36  $1.28  $1.00
Accumulation unit value at end of period            $1.45  $1.34  $0.99  $1.68  $1.50  $1.54  $1.36  $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                   58     58     62     76     78     66     68     35
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.64  $1.23  $2.18  $1.89  $1.72  $1.50  $1.33  $1.00
Accumulation unit value at end of period            $1.88  $1.64  $1.23  $2.18  $1.89  $1.72  $1.50  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                  124    149    161    192    163    159    160     26
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.24  $0.98  $1.90  $1.52  $1.45  $1.40  $1.38  $1.00
Accumulation unit value at end of period            $1.51  $1.24  $0.98  $1.90  $1.52  $1.45  $1.40  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                  134    134    135    135    133    133    134     --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $2.15  $1.56  $2.63  $2.32  $2.10  $1.81  $1.47  $1.00
Accumulation unit value at end of period            $2.72  $2.15  $1.56  $2.63  $2.32  $2.10  $1.81  $1.47
Number of accumulation units outstanding at end of
period (000 omitted)                                  140    394    410    445    424    430    446    321
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.86  $1.50  $2.72  $2.36  $2.04  $1.74  $1.57  $1.00
Accumulation unit value at end of period            $2.07  $1.86  $1.50  $2.72  $2.36  $2.04  $1.74  $1.57
Number of accumulation units outstanding at end of
period (000 omitted)                                   16     16     16     16     15     15     17     --
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.22  $1.04  $1.84  $2.37  $2.00  $1.79  $1.38  $1.00
Accumulation unit value at end of period            $1.46  $1.22  $1.04  $1.84  $2.37  $2.00  $1.79  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                   13     13     18     22     22     22     28     21
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.78  $1.40  $2.12  $2.21  $1.92  $1.80  $1.48  $1.00
Accumulation unit value at end of period            $2.24  $1.78  $1.40  $2.12  $2.21  $1.92  $1.80  $1.48
Number of accumulation units outstanding at end of
period (000 omitted)                                   17     19     24     43     31     30     27      8
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.54  $1.09  $1.93  $1.77  $1.65  $1.60  $1.46  $1.00
Accumulation unit value at end of period            $1.94  $1.54  $1.09  $1.93  $1.77  $1.65  $1.60  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                   62     65     74     84     88     93    104     65
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.39  $1.12  $1.82  $1.78  $1.53  $1.41  $1.27  $1.00
Accumulation unit value at end of period            $1.52  $1.39  $1.12  $1.82  $1.78  $1.53  $1.41  $1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                  223    241    271    311    312    308    320     68
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period      $1.96  $1.46  $2.48  $2.19  $1.83  $1.69  $1.45  $1.00
Accumulation unit value at end of period            $2.09  $1.96  $1.46  $2.48  $2.19  $1.83  $1.69  $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                   50     50     56     70     50     51     47      9
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.25  $0.86  $1.81  $1.82  $1.64  $1.58  $1.45  $1.00
Accumulation unit value at end of period            $1.31  $1.25  $0.86  $1.81  $1.82  $1.64  $1.58  $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                   37     43     45     46     47     42     14      9
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.54  $1.11  $2.13  $1.96  $1.71  $1.59  $1.40  $1.00
Accumulation unit value at end of period            $1.80  $1.54  $1.11  $2.13  $1.96  $1.71  $1.59  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                    3      3      3      3      3      3      4      4
--------------------------------------------------------------------------------------------------------------


 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $0.99  $0.78  $1.14  $1.08  $1.00     --     --     --
Accumulation unit value at end of period            $1.06  $0.99  $0.78  $1.14  $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $1.34  $0.98  $1.59  $1.45  $1.38  $1.34  $1.25  $1.00
Accumulation unit value at end of period            $1.48  $1.34  $0.98  $1.59  $1.45  $1.38  $1.34  $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                    4      4      4      4      4      4      4      4
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $1.61  $1.00  $1.69  $1.68  $1.51  $1.46  $1.40  $1.00
Accumulation unit value at end of period            $2.15  $1.61  $1.00  $1.69  $1.68  $1.51  $1.46  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $1.28  $1.11  $1.45  $1.42  $1.29  $1.28  $1.17  $1.00
Accumulation unit value at end of period            $1.38  $1.28  $1.11  $1.45  $1.42  $1.29  $1.28  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                  100    104    114    127    131    121    123     80
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period      $2.51  $1.92  $3.14  $2.50  $1.94  $1.70  $1.33  $1.00
Accumulation unit value at end of period            $2.80  $2.51  $1.92  $3.14  $2.50  $1.94  $1.70  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                    4      4      4      4      4      4      4      1
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.32  $0.93  $1.74  $1.55  $1.47  $1.42  $1.35  $1.00
Accumulation unit value at end of period            $1.41  $1.32  $0.93  $1.74  $1.55  $1.47  $1.42  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                  148    150    157    241    170    171    173      9
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.96  $1.43  $2.43  $2.33  $2.02  $1.80  $1.54  $1.00
Accumulation unit value at end of period            $2.23  $1.96  $1.43  $2.43  $2.33  $2.02  $1.80  $1.54
Number of accumulation units outstanding at end of
period (000 omitted)                                   39     42     42     53     54     52     52      1
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.35  $1.16  $1.37  $1.28  $1.21  $1.20  $1.13  $1.00
Accumulation unit value at end of period            $1.52  $1.35  $1.16  $1.37  $1.28  $1.21  $1.20  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                  216    245    284    376    310    299    307     75
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $0.35  $0.28  $1.33  $1.36  $1.26  $1.26  $1.18  $1.00
Accumulation unit value at end of period            $0.39  $0.35  $0.28  $1.33  $1.36  $1.26  $1.26  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                    3      3     12     81     17     20     21      1
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.73  $1.29  $2.11  $2.18  $1.93  $1.79  $1.53  $1.00
Accumulation unit value at end of period            $2.10  $1.73  $1.29  $2.11  $2.18  $1.93  $1.79  $1.53
Number of accumulation units outstanding at end of
period (000 omitted)                                  113    352    355    357    358    359    362    268
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.22  $0.96  $1.59  $1.72  $1.51  $1.46  $1.33  $1.00
Accumulation unit value at end of period            $1.38  $1.22  $0.96  $1.59  $1.72  $1.51  $1.46  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.58  $1.29  $2.34  $2.20  $1.75  $1.59  $1.39  $1.00
Accumulation unit value at end of period            $1.71  $1.58  $1.29  $2.34  $2.20  $1.75  $1.59  $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --      6      7      8      8      9     --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   12     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period      $1.24  $0.95  $1.57  $1.59  $1.45  $1.40  $1.33  $1.00
Accumulation unit value at end of period            $1.42  $1.24  $0.95  $1.57  $1.59  $1.45  $1.40  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.04  $1.05  $1.05  $1.02  $0.99  $0.98  $0.99  $1.00
Accumulation unit value at end of period            $1.02  $1.04  $1.05  $1.05  $1.02  $0.99  $0.98  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     81     81     81    117    107     97     --
--------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    81

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.14  $1.01  $1.10  $1.06  $1.04  $1.03  $1.00  $1.00
Accumulation unit value at end of period            $1.22  $1.14  $1.01  $1.10  $1.06  $1.04  $1.03  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                   28     28     28     44     44     28     28     28
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.81  $1.44  $2.46  $2.32  $1.97  $1.76  $1.51  $1.00
Accumulation unit value at end of period            $2.08  $1.81  $1.44  $2.46  $2.32  $1.97  $1.76  $1.51
Number of accumulation units outstanding at end of
period (000 omitted)                                    1      1      1     11     11     10      9      1
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period      $0.76  $0.62  $1.09  $1.08  $1.00     --     --     --
Accumulation unit value at end of period            $0.88  $0.76  $0.62  $1.09  $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    3      3      3      3      3     --     --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.33  $1.07  $1.73  $1.67  $1.48  $1.44  $1.33  $1.00
Accumulation unit value at end of period            $1.50  $1.33  $1.07  $1.73  $1.67  $1.48  $1.44  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                   55     56     60     66     89     90     80     29
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.03  $0.99  $1.04  $1.00  $0.98  $0.98  $0.99  $1.00
Accumulation unit value at end of period            $1.05  $1.03  $0.99  $1.04  $1.00  $0.98  $0.98  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  149    150    150    100    101    101     85     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.16  $0.86  $1.57  $1.55  $1.42  $1.33  $1.24  $1.00
Accumulation unit value at end of period            $1.33  $1.16  $0.86  $1.57  $1.55  $1.42  $1.33  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period      $1.83  $1.36  $2.03  $2.17  $1.83  $1.76  $1.49  $1.00
Accumulation unit value at end of period            $2.24  $1.83  $1.36  $2.03  $2.17  $1.83  $1.76  $1.49
Number of accumulation units outstanding at end of
period (000 omitted)                                    3      3      3      3      3      5      7      3
--------------------------------------------------------------------------------------------------------------





 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $1.00   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.09   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period        $0.90   $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period              $1.04   $0.90   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period        $0.87   $0.73   $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $0.96   $0.87   $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period        $1.01   $0.76   $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period              $1.04   $1.01   $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   39     269     262     105      43      28       1
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $1.14   $1.05   $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period              $1.17   $1.14   $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                   46      43      37      54      84      50       3
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $1.19   $0.91   $1.67   $1.44   $1.18   $1.06   $1.00
Accumulation unit value at end of period              $1.32   $1.19   $0.91   $1.67   $1.44   $1.18   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.85   $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period              $0.99   $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $0.88   $0.67   $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period              $1.01   $0.88   $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   52      53      53      49      99      36      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period        $0.98   $0.83   $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period              $1.09   $0.98   $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      27      27      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period        $1.11   $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period              $1.23   $1.11   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   10      10      11      12      39      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period        $0.83   $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period              $0.99   $0.83   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4     869     443     185      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period        $0.78   $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period              $0.87   $0.78   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.07   $0.87   $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period              $1.33   $1.07   $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2     489     265     137      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period        $0.84   $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period              $0.96   $0.84   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.92   $0.69   $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period              $1.14   $0.92   $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    83

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.07   $0.69   $1.20   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period              $1.36   $1.07   $0.69   $1.20   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                    9      10      12      11      20       8      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.04   $0.87   $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period              $1.18   $1.04   $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.76   $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period              $0.82   $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --       6       6      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.12   $0.87   $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period              $1.14   $1.12   $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period        $1.00   $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period              $1.07   $1.00   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2     336     161     111      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.12   $0.84   $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period              $1.29   $1.12   $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   79     215     429     291     197     105      43
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.90   $0.71   $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period              $1.09   $0.90   $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.14   $1.00   $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.20   $1.14   $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                   47     470     281     264      87      52       3
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.25   $0.91   $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period              $1.58   $1.25   $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13     181     189      73      27      12      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.12   $0.90   $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period              $1.24   $1.12   $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --       6       3      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.13   $0.84   $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period              $1.25   $1.13   $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.95   $0.82   $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period              $1.13   $0.95   $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.98   $0.70   $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period              $1.24   $0.98   $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.03   $0.83   $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period              $1.12   $1.03   $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      33      33      56      33      33
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $1.47   $1.26   $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period              $1.65   $1.47   $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13     342     213     198      62      19       1
---------------------------------------------------------------------------------------------------------------


 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period        $0.98   $0.76   $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period              $1.04   $0.98   $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.09   $0.83   $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period              $1.34   $1.09   $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   22     173     183     138      44      18      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.69   $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period              $0.77   $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.81   $0.56   $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period              $0.85   $0.81   $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1       1       1       1       6       6       1
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.70   $0.59   $1.04   $1.00      --      --      --
Accumulation unit value at end of period              $0.79   $0.70   $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.01   $0.73   $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period              $1.18   $1.01   $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.90   $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $0.93   $0.90   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.81   $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period              $0.89   $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3     691     220      82      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.13   $0.89   $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period              $1.27   $1.13   $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --       2       2      --
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.92   $0.73   $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period              $1.05   $0.92   $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   98     346     337     201     143      72       1
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.83   $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period              $0.94   $0.83   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3     743     458     213      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period        $0.84   $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $1.04   $0.84   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.03   $0.76   $1.22   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.14   $1.03   $0.76   $1.22   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.14   $0.71   $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period              $1.53   $1.14   $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.02   $0.88   $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period              $1.10   $1.02   $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    85

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period        $1.57   $1.20   $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period              $1.75   $1.57   $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.64   $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period              $0.77   $0.64   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1     154     161      45      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.91   $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period              $1.18   $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.02   $0.81   $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period              $1.30   $1.02   $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --       4       4       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.94   $0.66   $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.01   $0.94   $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   36      34      81      75      75      63      35
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.16   $0.85   $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period              $1.32   $1.16   $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.14   $0.98   $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period              $1.29   $1.14   $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   33     685     408     319     107      61      27
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.01   $0.75   $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period              $1.22   $1.01   $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period        $1.02   $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $1.13   $1.02   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1     388     372     237      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.15   $0.93   $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period              $1.16   $1.15   $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $1.05   $0.86   $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period              $1.14   $1.05   $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period        $0.85   $0.65   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period              $1.05   $0.85   $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      14      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.06   $1.07   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.04   $1.06   $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1     209       6       3       6       4       1
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.11   $0.99   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period              $1.18   $1.11   $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                    5     946     569     475      98      --      --
---------------------------------------------------------------------------------------------------------------


 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.07   $0.86   $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period              $1.23   $1.07   $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   75     790     522     227     110      51      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.85   $0.70   $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period              $0.99   $0.85   $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1       1       1       1      15      15       2
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period        $1.12   $1.07   $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period              $1.15   $1.12   $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3     674     211     180      57      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.25   $0.83   $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period              $1.40   $1.25   $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                    9       9      10      11      18       9       1
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.22   $0.87   $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period              $1.36   $1.22   $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2     484     214     139      26      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.08   $0.67   $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period              $1.34   $1.08   $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.74   $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period              $0.90   $0.74   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.94   $0.76   $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.06   $0.94   $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.05   $1.01   $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period              $1.07   $1.05   $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --     139      19      16       8      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.90   $0.67   $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period              $1.04   $0.90   $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $0.90   $0.72   $1.21   $1.24   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.06   $0.90   $0.72   $1.21   $1.24   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.98   $1.16   $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period              $2.33   $1.98   $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13     109     125      48      27      15      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.18   $0.94   $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period              $1.32   $1.18   $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  270      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,055      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    87

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  314      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.77   $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period              $0.84   $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4     900     388     173      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.02   $0.76   $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period              $1.22   $1.02   $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,308      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,526      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,657      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,737      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  124      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period        $1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,202      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period        $1.09   $0.81   $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period              $1.33   $1.09   $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                   31      33      35      35      37      29      --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period        $1.57   $1.07   $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period              $1.93   $1.57   $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                   20     156     176      67      37      22      --
---------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period        $1.04   $0.74   $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period              $1.26   $1.04   $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   20     170     121      60      25      17      --
---------------------------------------------------------------------------------------------------------------






 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.77   $0.51   $0.99   $1.00
Accumulation unit value at end of period                            $0.89   $0.77   $0.51   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.67   $0.56   $0.97   $1.00
Accumulation unit value at end of period                            $0.74   $0.67   $0.56   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                            $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                            $1.01   $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2       2       1      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.79   $0.59   $1.04   $1.00
Accumulation unit value at end of period                            $0.89   $0.79   $0.59   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                            $0.85   $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                            $1.14   $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (10/01/2007)
Accumulation unit value at beginning of period                      $0.74   $0.60   $1.01   $1.00
Accumulation unit value at end of period                            $0.89   $0.74   $0.60   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --       1      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                            $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3       3      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.83   $0.67   $0.95   $1.00
Accumulation unit value at end of period                            $1.03   $0.83   $0.67   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                            $0.92   $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.71   $0.58   $1.02   $1.00
Accumulation unit value at end of period                            $0.76   $0.71   $0.58   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.77   $0.60   $0.97   $1.00
Accumulation unit value at end of period                            $0.79   $0.77   $0.60   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                      $1.01   $0.71   $0.99   $1.00
Accumulation unit value at end of period                            $1.08   $1.01   $0.71   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                            $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2       2       1      --
-----------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    89

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.09   $0.96   $1.01   $1.00
Accumulation unit value at end of period                            $1.15   $1.09   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                            $1.00   $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                            $0.76   $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3       3      --      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.90   $0.67   $0.98   $1.00
Accumulation unit value at end of period                            $0.99   $0.90   $0.67   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --       1      --
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.23   $1.05   $1.01   $1.00
Accumulation unit value at end of period                            $1.38   $1.23   $1.05   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.71   $0.55   $0.97   $1.00
Accumulation unit value at end of period                            $0.75   $0.71   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.60   $0.96   $1.00
Accumulation unit value at end of period                            $0.96   $0.78   $0.60   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --       1      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                            $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                            $0.74   $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                            $0.81   $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                            $0.92   $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                            $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                            $0.85   $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3       3       1      --
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.59   $0.99   $1.00
Accumulation unit value at end of period                            $0.88   $0.78   $0.59   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
Accumulation unit value at beginning of period                      $0.81   $0.57   $0.99   $1.00
Accumulation unit value at end of period                            $0.99   $0.81   $0.57   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------


 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                            $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --       1      --
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                            $0.93   $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.67   $0.48   $0.88   $1.00
Accumulation unit value at end of period                            $0.80   $0.67   $0.48   $0.88
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                            $1.04   $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.52   $0.97   $1.00
Accumulation unit value at end of period                            $0.78   $0.73   $0.52   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3       3      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                            $0.87   $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --       1      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $1.00   $0.86   $1.02   $1.00
Accumulation unit value at end of period                            $1.13   $1.00   $0.86   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                            $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2       2      --      --
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                            $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2       2      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                            $0.98   $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                            157     160      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.05   $0.93   $1.01   $1.00
Accumulation unit value at end of period                            $1.11   $1.05   $0.93   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                            $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.66   $0.54   $0.95   $1.00
Accumulation unit value at end of period                            $0.76   $0.66   $0.54   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.07   $1.02   $1.03   $1.00
Accumulation unit value at end of period                            $1.09   $1.07   $1.02   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.09   $0.72   $0.98   $1.00
Accumulation unit value at end of period                            $1.22   $1.09   $0.72   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    91

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.10   $0.79   $0.99   $1.00
Accumulation unit value at end of period                            $1.22   $1.10   $0.79   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                            $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                            $0.83   $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2       2      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                            $1.01   $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                            $0.80   $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.82   $0.48   $1.05   $1.00
Accumulation unit value at end of period                            $0.96   $0.82   $0.48   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                            $0.82   $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                            $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                            $0.95   $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            282      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------



 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            105      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            105      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.84   $0.62   $0.93   $1.00
Accumulation unit value at end of period                            $1.02   $0.84   $0.62   $0.93
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2       2      --      --
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                            $0.94   $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                            $0.97   $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --       1      --
-----------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    93

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.77   $0.51   $0.99   $1.00
Accumulation unit value at end of period                            $0.89   $0.77   $0.51   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.67   $0.56   $0.97   $1.00
Accumulation unit value at end of period                            $0.74   $0.67   $0.56   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                            $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      38      22       5
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                            $1.01   $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.59   $1.04   $1.00
Accumulation unit value at end of period                            $0.89   $0.78   $0.59   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                            $0.85   $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                            $1.13   $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (10/01/2007)
Accumulation unit value at beginning of period                      $0.74   $0.60   $1.01   $1.00
Accumulation unit value at end of period                            $0.88   $0.74   $0.60   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      86      27       6
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                            $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.82   $0.67   $0.95   $1.00
Accumulation unit value at end of period                            $1.02   $0.82   $0.67   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      58      18       5
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                            $0.92   $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.70   $0.57   $1.02   $1.00
Accumulation unit value at end of period                            $0.76   $0.70   $0.57   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.77   $0.60   $0.97   $1.00
Accumulation unit value at end of period                            $0.78   $0.77   $0.60   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                      $1.00   $0.71   $0.99   $1.00
Accumulation unit value at end of period                            $1.07   $1.00   $0.71   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      27       8       3
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                            $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      18      25       7
-----------------------------------------------------------------------------------------------------


 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.09   $0.96   $1.01   $1.00
Accumulation unit value at end of period                            $1.15   $1.09   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      35      11       7
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                            $1.00   $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      24      13       3
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                            $0.75   $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.90   $0.67   $0.97   $1.00
Accumulation unit value at end of period                            $0.99   $0.90   $0.67   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3      --      --      --
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.22   $1.05   $1.01   $1.00
Accumulation unit value at end of period                            $1.37   $1.22   $1.05   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      31      11       5
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.71   $0.55   $0.97   $1.00
Accumulation unit value at end of period                            $0.74   $0.71   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.60   $0.96   $1.00
Accumulation unit value at end of period                            $0.95   $0.78   $0.60   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      18      10       3
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                            $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                            $0.73   $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                            $0.81   $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                            $0.92   $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                            $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      66      13       2
-----------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                            $0.84   $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      29      17       4
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.59   $0.99   $1.00
Accumulation unit value at end of period                            $0.88   $0.78   $0.59   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      70      26       7
-----------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.57   $0.99   $1.00
Accumulation unit value at end of period                            $0.99   $0.80   $0.57   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    95

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                            $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3      --      --      --
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                            $0.92   $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3      --      --      --
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.66   $0.48   $0.88   $1.00
Accumulation unit value at end of period                            $0.80   $0.66   $0.48   $0.88
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4      13       9       1
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                            $1.04   $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.52   $0.97   $1.00
Accumulation unit value at end of period                            $0.78   $0.73   $0.52   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                            $0.86   $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $1.00   $0.86   $1.02   $1.00
Accumulation unit value at end of period                            $1.12   $1.00   $0.86   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      63      19       7
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                            $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                            $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2      35      20       7
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                            $0.97   $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      13       5       7
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.04   $0.93   $1.01   $1.00
Accumulation unit value at end of period                            $1.11   $1.04   $0.93   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      78      26      14
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                            $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      97      40       8
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.66   $0.54   $0.95   $1.00
Accumulation unit value at end of period                            $0.75   $0.66   $0.54   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.06   $1.02   $1.03   $1.00
Accumulation unit value at end of period                            $1.09   $1.06   $1.02   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      59      11       6
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.08   $0.72   $0.98   $1.00
Accumulation unit value at end of period                            $1.21   $1.08   $0.72   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------


 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.10   $0.79   $0.99   $1.00
Accumulation unit value at end of period                            $1.22   $1.10   $0.79   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      48      11       2
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                            $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                            $0.83   $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                            $1.01   $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --       8       2       3
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                            $0.79   $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.81   $0.48   $1.05   $1.00
Accumulation unit value at end of period                            $0.96   $0.81   $0.48   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3      21      14       2
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                            $0.81   $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             51      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            102      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                            $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      82      21       5
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                            $0.95   $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          1,058      --      --      --
-----------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    97

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            290      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             32      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.84   $0.62   $0.93   $1.00
Accumulation unit value at end of period                            $1.02   $0.84   $0.62   $0.93
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                            $0.93   $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      24      14       3
-----------------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                            $0.97   $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      18       8       2
-----------------------------------------------------------------------------------------------------






 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.18
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.18
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.15
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.97
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2
  (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES
  (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.14
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    99

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.24
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.09
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.15
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.24
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.11
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.29
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------


 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.09
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.18
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.99
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
  (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.08
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    101

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.26
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.17
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.20
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.19
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.16
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.22
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.10
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.10
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------



 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2010
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.13
Number of accumulation units outstanding at end of period (000 omitted)              62
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.13
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.23
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.21
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
WANGER USA (07/19/2010)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.28
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------






                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    103

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B)
  (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.51   $0.99   $1.00
Accumulation unit value at end of period                            $0.89   $0.76   $0.51   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.66   $0.56   $0.97   $1.00
Accumulation unit value at end of period                            $0.73   $0.66   $0.56   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                      $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                            $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                            $1.00   $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.59   $1.04   $1.00
Accumulation unit value at end of period                            $0.89   $0.78   $0.59   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                            $0.84   $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                            $1.13   $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (10/01/2007)
Accumulation unit value at beginning of period                      $0.74   $0.60   $1.00   $1.00
Accumulation unit value at end of period                            $0.88   $0.74   $0.60   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                            $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.82   $0.67   $0.95   $1.00
Accumulation unit value at end of period                            $1.02   $0.82   $0.67   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                            $0.91   $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.70   $0.57   $1.02   $1.00
Accumulation unit value at end of period                            $0.76   $0.70   $0.57   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.60   $0.97   $1.00
Accumulation unit value at end of period                            $0.78   $0.76   $0.60   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                      $1.00   $0.71   $0.99   $1.00
Accumulation unit value at end of period                            $1.07   $1.00   $0.71   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                            $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------


 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.08   $0.96   $1.01   $1.00
Accumulation unit value at end of period                            $1.14   $1.08   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                            $0.99   $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                            $0.75   $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.89   $0.67   $0.97   $1.00
Accumulation unit value at end of period                            $0.99   $0.89   $0.67   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $1.22   $1.05   $1.01   $1.00
Accumulation unit value at end of period                            $1.37   $1.22   $1.05   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                      $0.70   $0.55   $0.97   $1.00
Accumulation unit value at end of period                            $0.74   $0.70   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.59   $0.96   $1.00
Accumulation unit value at end of period                            $0.95   $0.78   $0.59   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                            $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                            $0.73   $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                            $0.80   $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                            $0.91   $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                            $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                            $0.84   $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.78   $0.58   $0.99   $1.00
Accumulation unit value at end of period                            $0.87   $0.78   $0.58   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.57   $0.99   $1.00
Accumulation unit value at end of period                            $0.98   $0.80   $0.57   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    105

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                            $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                            $0.92   $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.66   $0.48   $0.88   $1.00
Accumulation unit value at end of period                            $0.79   $0.66   $0.48   $0.88
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                            $1.03   $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.51   $0.97   $1.00
Accumulation unit value at end of period                            $0.78   $0.73   $0.51   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                            $0.86   $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.99   $0.86   $1.02   $1.00
Accumulation unit value at end of period                            $1.12   $0.99   $0.86   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                      $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                            $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                      $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                            $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                            $0.97   $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.04   $0.93   $1.01   $1.00
Accumulation unit value at end of period                            $1.11   $1.04   $0.93   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                            $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.65   $0.54   $0.95   $1.00
Accumulation unit value at end of period                            $0.75   $0.65   $0.54   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.06   $1.01   $1.03   $1.00
Accumulation unit value at end of period                            $1.08   $1.06   $1.01   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------


 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.08   $0.72   $0.98   $1.00
Accumulation unit value at end of period                            $1.21   $1.08   $0.72   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3)
  (10/01/2007)
Accumulation unit value at beginning of period                      $1.10   $0.78   $0.99   $1.00
Accumulation unit value at end of period                            $1.21   $1.10   $0.78   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                            $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                            $0.82   $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                            $1.00   $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                            $0.79   $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.81   $0.48   $1.05   $1.00
Accumulation unit value at end of period                            $0.95   $0.81   $0.48   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                            $0.81   $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.11      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                            $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                            $0.94   $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    107

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                  2010    2009    2008    2007
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                      $1.00      --      --      --
Accumulation unit value at end of period                            $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                      $0.83   $0.62   $0.93   $1.00
Accumulation unit value at end of period                            $1.02   $0.83   $0.62   $0.93
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                      $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                            $0.93   $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                      $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                            $0.96   $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                             --      --      --      --
-----------------------------------------------------------------------------------------------------






 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                               2010
------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.26
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.16
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.18
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.18
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.21
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.15
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $0.96
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.23
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2
(07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.21
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.26
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.26
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES
(07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.19
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES
(07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.14
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.04
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.20
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    109

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                               2010
------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.01
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.24
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.22
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.09
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.07
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.15
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.24
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.21
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.23
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.11
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.16
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.29
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------


 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                               2010
------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.09
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.21
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.26
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.19
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.18
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.06
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.22
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.06
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $0.99
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.01
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.20
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.20
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.01
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.07
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    111

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                               2010
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.07
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.26
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.17
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.00
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.20
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.21
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.19
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.16
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.16
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.04
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.05
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.16
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.22
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.10
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.10
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------



 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                               2010
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.13
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.13
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.07
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.07
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.23
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.21
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------
WANGER USA (07/19/2010)
Accumulation unit value at beginning of period                                   $1.00
Accumulation unit value at end of period                                         $1.28
Number of accumulation units outstanding at end of period (000 omitted)             --
------------------------------------------------------------------------------------------






                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    113

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Variable Annuity Account 2 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in
Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Variable Annuity Account 2, referred to in Note 1, at December 31, 2010, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 22, 2011


 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                AB VPS BAL          AB VPS         AB VPS        AB VPS         AB VPS
                                                  WEALTH       GLOBAL THEMATIC   GRO & INC,     INTL VAL,    LG CAP GRO,
DEC. 31, 2010                                 STRATEGY, CL B      GRO, CL B         CL B          CL B           CL B
 ASSETS
Investments, at fair value(1),(2)                $318,656         $  179,725      $562,944     $1,261,166     $  218,718
Dividends receivable                                   --                 --            --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --                 --            --             74             --
Receivable for share redemptions                      344                190           808          1,469            273
------------------------------------------------------------------------------------------------------------------------
Total assets                                      319,000            179,915       563,752      1,262,709        218,991
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    304                166           721          1,307            245
    Administrative charge                              41                 23            87            162             28
    Contract terminations                              --                 --            --             --             --
Payable for investments purchased                      --                 --            --             74             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     345                189           808          1,543            273
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             318,213            178,467       561,712      1,260,532        218,465
Net assets applicable to seed money                   442              1,259         1,232            634            253
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $318,655         $  179,726      $562,944     $1,261,166     $  218,718
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              28,001              9,464        33,095         85,387          8,077
(2) Investments, at cost                         $288,197         $  135,975      $685,219     $1,448,394     $  169,426
------------------------------------------------------------------------------------------------------------------------


                                                   AC VP            AC VP           AC VP         AC VP         AC VP
                                                INC & GRO,     INFLATION PROT,      INTL,     MID CAP VAL,      ULTRA,
DEC. 31, 2010 (CONTINUED)                          CL I             CL II           CL II         CL II         CL II
 ASSETS
Investments, at fair value(1),(2)                $ 66,796         $1,516,950      $    746     $   15,165     $1,804,675
Dividends receivable                                   --                 --            --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --                172            --             --             --
Receivable for share redemptions                       79              1,731            --             16          2,233
------------------------------------------------------------------------------------------------------------------------
Total assets                                       66,875          1,518,853           746         15,181      1,806,908
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     71              1,540            --             14          1,921
    Administrative charge                               8                191            --              2            237
    Contract terminations                              --                 --            --             --             76
Payable for investments purchased                      --                172            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      79              1,903            --             16          2,234
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              66,796          1,507,238            --         13,859      1,803,908
Net assets applicable to seed money                    --              9,712           746          1,306            766
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $ 66,796         $1,516,950      $    746     $   15,165     $1,804,674
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              11,041            136,785            87          1,073        194,469
(2) Investments, at cost                         $ 67,416         $1,421,398      $    672     $   10,362     $1,853,968
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    115

STATEMENTS OF ASSETS AND LIABILITIES

                                                  AC VP        AC VP         COL VP         COL VP         COL VP
                                                   VAL,         VAL,        HI INC,      MARSICO GRO,   MARSICO INTL
DEC. 31, 2010 (CONTINUED)                          CL I        CL II          CL 2           CL 1         OPP, CL 2
 ASSETS
Investments, at fair value(1),(2)                $69,462      $62,862       $376,333       $ 68,753        $ 3,338
Dividends receivable                                  --           --             --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   --           --             --             --             --
Receivable for share redemptions                      83           77            425             87              4
--------------------------------------------------------------------------------------------------------------------
Total assets                                      69,545       62,939        376,758         68,840          3,342
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    74           69            378             76              5
    Administrative charge                              9            8             48             10             --
    Contract terminations                             --           --             --             --             --
Payable for investments purchased                     --           --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     83           77            426             86              5
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             69,462       61,716        375,410         67,908          2,106
Net assets applicable to seed money                   --        1,146            922            846          1,231
--------------------------------------------------------------------------------------------------------------------
Total net assets                                 $69,462      $62,862       $376,332       $ 68,754        $ 3,337
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             11,854       10,727         37,483          3,349            209
(2) Investments, at cost                         $77,713      $83,160       $390,700       $ 59,463        $ 2,812
--------------------------------------------------------------------------------------------------------------------


                                                  COL VP         CS         DREY IP         DREY IP       DREY VIF
                                               SM CAP VAL,   COMMODITY   MIDCAP STOCK,     TECH GRO,        APPR,
DEC. 31, 2010 (CONTINUED)                          CL 2        RETURN         SERV           SERV           SERV
 ASSETS
Investments, at fair value(1),(2)                $55,153      $ 4,252       $ 38,299       $411,752        $10,384
Dividends receivable                                  --           --             --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   --           --             --             --             --
Receivable for share redemptions                      70            5             43            503             12
--------------------------------------------------------------------------------------------------------------------
Total assets                                      55,223        4,257         38,342        412,255         10,396
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    62            5             38            439             11
    Administrative charge                              8           --              5             54              1
    Contract terminations                             --           --             --             10             --
Payable for investments purchased                     --           --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     70            5             43            503             12
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             54,341        2,940         37,718        411,476          8,968
Net assets applicable to seed money                  812        1,312            581            276          1,416
--------------------------------------------------------------------------------------------------------------------
Total net assets                                 $55,153      $ 4,252       $ 38,299       $411,752        $10,384
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              3,153          506          2,910         32,473            295
(2) Investments, at cost                         $48,634      $ 4,128       $ 43,388       $283,616        $10,339
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                 DREY VIF     DREY VIF        EV VT            FID VIP          FID VIP
                                                 INTL EQ,     INTL VAL,   FLOATING-RATE      CONTRAFUND,         GRO,
DEC. 31, 2010 (CONTINUED)                          SERV         SERV           INC            SERV CL 2        SERV CL 2
 ASSETS
Investments, at fair value(1),(2)               $    1,226   $    1,327      $ 95,848        $ 9,408,382       $579,539
Dividends receivable                                    --           --           391                 --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --           --            --                 --             --
Receivable for share redemptions                         1            1           121             10,644            684
-------------------------------------------------------------------------------------------------------------------------
Total assets                                         1,227        1,328        96,360          9,419,026        580,223
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       1            2           107              9,293            610
    Administrative charge                               --           --            13              1,210             74
    Contract terminations                               --           --            --                141             --
Payable for investments purchased                       --           --           391                 --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1            2           511             10,644            684
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                   --           --        73,328          9,407,676        578,615
Net assets applicable to seed money                  1,226        1,326        22,521                706            924
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $    1,226   $    1,326      $ 95,849        $ 9,408,382       $579,539
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   75          118        10,132            400,527         15,783
(2) Investments, at cost                        $    1,377   $    1,660      $ 93,508        $10,464,874       $482,475
-------------------------------------------------------------------------------------------------------------------------


                                                  FID VIP      FID VIP       FID VIP        FTVIPT FRANK     FTVIPT FRANK
                                                INVEST GR,    MID CAP,      OVERSEAS,     GLOBAL REAL EST,     INC SEC,
DEC. 31, 2010 (CONTINUED)                        SERV CL 2    SERV CL 2     SERV CL 2           CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)               $1,475,802   $3,045,215      $654,146        $   174,177       $  5,756
Dividends receivable                                    --           --            --                 --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    170            6            --                 --             --
Receivable for share redemptions                     1,670        3,747           730                196              7
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,477,642    3,048,968       654,876            174,373          5,763
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,483        3,331           646                175              6
    Administrative charge                              187          418            84                 22              1
    Contract terminations                               --           --            --                 --             --
Payable for investments purchased                      170            6            --                 --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,840        3,755           730                197              7
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,475,171    3,044,503       653,490            174,079          4,285
Net assets applicable to seed money                    631          710           656                 97          1,471
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,475,802   $3,045,213      $654,146        $   174,176       $  5,756
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              117,127       94,778        39,359             13,576            388
(2) Investments, at cost                        $1,444,242   $2,614,551      $678,006        $   279,262       $  5,685
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    117

STATEMENTS OF ASSETS AND LIABILITIES

                                              FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT
                                              RISING DIVD,    SM CAP VAL,    SM MID CAP    MUTUAL SHARES    TEMP FOR
DEC. 31, 2010 (CONTINUED)                         CL 2           CL 2         GRO, CL 2      SEC, CL 2      SEC, CL 2
 ASSETS
Investments, at fair value(1),(2)               $    951       $579,440      $1,128,436      $2,804,976     $780,753
Dividends receivable                                  --             --              --              --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   --             --              --              --           --
Receivable for share redemptions                      --            627           1,259           3,180          856
---------------------------------------------------------------------------------------------------------------------
Total assets                                         951        580,067       1,129,695       2,808,156      781,609
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    --            553           1,117           2,819          757
    Administrative charge                             --             74             143             362           99
    Contract terminations                             --             --              --              --           --
Payable for investments purchased                     --             --              --              --           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                     --            627           1,260           3,181          856
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 --        579,402       1,128,091       2,804,721      780,661
Net assets applicable to seed money                  951             38             344             254           92
---------------------------------------------------------------------------------------------------------------------
Total net assets                                $    951       $579,440      $1,128,435      $2,804,975     $780,753
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 51         35,658          52,412         175,860       54,636
(2) Investments, at cost                        $    889       $509,382      $  950,468      $2,850,890     $744,705
---------------------------------------------------------------------------------------------------------------------


                                                 FTVIPT         FTVIPT         GS VIT          GS VIT      INVESCO VI
                                               TEMP GLOBAL     TEMP GRO     MID CAP VAL,    STRUCTD U.S.   BASIC VAL,
DEC. 31, 2010 (CONTINUED)                      BOND, CL 2      SEC, CL 2        INST          EQ, INST       SER II
 ASSETS
Investments, at fair value(1),(2)               $688,669       $  1,098      $1,148,966      $    1,082     $753,106
Dividends receivable                                  --             --              --              --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   72             --              --              --           --
Receivable for share redemptions                     831              1           1,435               1          838
---------------------------------------------------------------------------------------------------------------------
Total assets                                     689,572          1,099       1,150,401           1,083      753,944
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   739              2           1,231              --          743
    Administrative charge                             91             --             151              --           96
    Contract terminations                             --             --              54              --           --
Payable for investments purchased                     72             --              --              --           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                    902              2           1,436              --          839
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            688,067             --       1,148,298              --      752,808
Net assets applicable to seed money                  603          1,097             667           1,083          297
---------------------------------------------------------------------------------------------------------------------
Total net assets                                $688,670       $  1,097      $1,148,965      $    1,083     $753,105
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             35,335            100          81,487             102      118,786
(2) Investments, at cost                        $570,740       $  1,229      $1,184,326      $    1,352     $958,863
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 118    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                  INVESCO        INVESCO        INVESCO        INVESCO      INVESCO VI
                                               VI CAP APPR,    VI CAP DEV,    VI CORE EQ,    VI CORE EQ,   GLOBAL HLTH,
DEC. 31, 2010 (CONTINUED)                         SER II         SER II          SER I         SER II         SER II
 ASSETS
Investments, at fair value(1),(2)                 $ 1,612       $165,669       $469,272      $    9,288      $ 11,369
Dividends receivable                                   --             --             --              --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --             --             --              --            --
Receivable for share redemptions                        1            171            562               9            11
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,613        165,840        469,834           9,297        11,380
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1            151            502               8             9
    Administrative charge                              --             21             60               1             1
    Contract terminations                              --             --             --              --            --
Payable for investments purchased                      --             --             --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1            172            562               9            10
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  --        164,476        469,272           8,544        10,140
Net assets applicable to seed money                 1,612          1,192             --             744         1,230
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 1,612       $165,668       $469,272      $    9,288      $ 11,370
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  70         12,724         17,361             346           694
(2) Investments, at cost                          $ 1,853       $158,066       $435,410      $    8,497      $  8,730
-----------------------------------------------------------------------------------------------------------------------


                                                  INVESCO        INVESCO      INVESCO VI    INVESCO VANK       JANUS
                                               VI INTL GRO,   VI INTL GRO,   MID CAP CORE   VI COMSTOCK,    ASPEN BAL,
DEC. 31, 2010 (CONTINUED)                          SER I         SER II       EQ, SER II       SER II          INST
 ASSETS
Investments, at fair value(1),(2)                 $41,583       $ 54,908       $ 91,588      $3,194,289      $752,596
Dividends receivable                                   --             --             --              --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --             --             --              --            --
Receivable for share redemptions                       50             68            104           3,828           933
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       41,633         54,976         91,692       3,198,117       753,529
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     45             60             92           3,341           833
    Administrative charge                               5              8             12             414           100
    Contract terminations                              --             --             --              74            --
Payable for investments purchased                      --             --             --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      50             68            104           3,829           933
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              41,583         53,726         91,095       3,193,573       752,596
Net assets applicable to seed money                    --          1,182            493             715            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $41,583       $ 54,908       $ 91,588      $3,194,288      $752,596
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,449          1,937          7,458         273,718        26,593
(2) Investments, at cost                          $31,353       $ 48,603       $ 90,120      $3,377,513      $665,594
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    119

STATEMENTS OF ASSETS AND LIABILITIES

                                                    JANUS       JANUS ASPEN    LM CB VAR          MFS            MFS
                                                 ASPEN JANUS,      WORLD,     SM CAP GRO,   INV GRO STOCK,    NEW DIS,
DEC. 31, 2010 (CONTINUED)                            SERV           INST          CL I          SERV CL        SERV CL
 ASSETS
Investments, at fair value(1),(2)                 $   61,748      $159,678      $ 1,359        $297,887       $407,362
Dividends receivable                                      --            --           --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       --            --           --              --             --
Receivable for share redemptions                          78           194            1             307            430
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          61,826       159,872        1,360         298,194        407,792
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        70           172            1             269            378
    Administrative charge                                  9            21           --              38             52
    Contract terminations                                 --            --           --              --             --
Payable for investments purchased                         --            --           --              --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         79           193            1             307            430
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 60,550       159,679           --         297,343        406,409
Net assets applicable to seed money                    1,197            --        1,359             544            953
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $   61,747      $159,679      $ 1,359        $297,887       $407,362
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  2,570         5,300           88          27,685         22,963
(2) Investments, at cost                          $   56,579      $191,109      $ 1,317        $238,583       $308,250
-----------------------------------------------------------------------------------------------------------------------


                                                     MFS            MFS          MS UIF         MS UIF         MS UIF
                                                TOTAL RETURN,    UTILITIES,   GLOBAL REAL    MID CAP GRO,     U.S. REAL
DEC. 31, 2010 (CONTINUED)                          SERV CL        SERV CL      EST, CL II        CL II       EST, CL II
 ASSETS
Investments, at fair value(1),(2)                 $2,683,054      $180,418      $16,264        $  1,776       $ 51,198
Dividends receivable                                      --            --           --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       --            --           --              --             --
Receivable for share redemptions                       2,941           185           21               1             57
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,685,995       180,603       16,285           1,777         51,255
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     2,599           162           19               2             52
    Administrative charge                                342            23            2              --              6
    Contract terminations                                 --            --           --              --             --
Payable for investments purchased                         --            --           --              --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      2,941           185           21               2             58
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,682,150       178,695       14,995              --         50,404
Net assets applicable to seed money                      904         1,723        1,269           1,775            793
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,683,054      $180,418      $16,264        $  1,775       $ 51,197
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                145,187         7,231        1,936             148          3,987
(2) Investments, at cost                          $2,800,663      $139,276      $14,986        $  1,686       $ 55,512
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 120    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                   OPPEN         OPPEN            OPPEN        OPPEN GLOBAL
                                                    CAP       CAP APPR VA,     GLOBAL SEC     STRATEGIC INC     OPPEN
DEC. 31, 2010 (CONTINUED)                         APPR VA         SERV          VA, SERV         VA, SRV      HI INC VA
 ASSETS
Investments, at fair value(1),(2)                $180,797      $3,342,465       $546,269        $4,273,324     $16,565
Dividends receivable                                   --              --             --                --          --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --              --             --               140          --
Receivable for share redemptions                      220           3,748            591             4,758          20
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      181,017       3,346,213        546,860         4,278,222      16,585
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    196           3,304            523             4,211          18
    Administrative charge                              24             426             69               547           2
    Contract terminations                              --              18             --                --          --
Payable for investments purchased                      --              --             --               140          --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     220           3,748            592             4,898          20
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             180,797       3,341,131        544,646         4,272,750      16,565
Net assets applicable to seed money                    --           1,334          1,622               574          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $180,797      $3,342,465       $546,268        $4,273,324     $16,565
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               4,481          83,583         18,185           752,346       7,777
(2) Investments, at cost                         $176,316      $2,943,915       $502,676        $3,875,585     $64,658
-----------------------------------------------------------------------------------------------------------------------


                                                   OPPEN     OPPEN MAIN ST        PIMCO           PUT VT        PUT VT
                                                HI INC VA,     SM MID CAP    VIT ALL ASSET,      DIV INC,      DIV INC,
DEC. 31, 2010 (CONTINUED)                          SERV         VA, SERV       ADVISOR CL         CL IA         CL IB
 ASSETS
Investments, at fair value(1),(2)                $104,642      $1,686,084       $112,702        $   54,239     $68,890
Dividends receivable                                   --              --          2,715                --          --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --              --             --                --          --
Receivable for share redemptions                      103           2,129            141                64          82
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      104,745       1,688,213        115,558            54,303      68,972
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     90           1,895            126                56          73
    Administrative charge                              13             234             15                 7           9
    Contract terminations                              --              --             --                --          --
Payable for investments purchased                      --              --          2,715                --          --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     103           2,129          2,856                63          82
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             104,430       1,685,245        111,981            54,240      68,890
Net assets applicable to seed money                   212             839            721                --          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $104,642      $1,686,084       $112,702        $   54,240     $68,890
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              48,898          96,348         10,144             6,909       8,798
(2) Investments, at cost                         $177,253      $1,408,313       $114,087        $   60,510     $74,155
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    121

STATEMENTS OF ASSETS AND LIABILITIES

                                                       PUT VT       PUT VT       PUT VT       PUT VT       PUT VT
                                                    GLOBAL HLTH   GRO & INC,   GRO & INC,   HI YIELD,    HI YIELD,
DEC. 31, 2010 (CONTINUED)                           CARE, CL IB      CL IA        CL IB       CL IA        CL IB
 ASSETS
Investments, at fair value(1),(2)                     $   692       $67,211     $209,167     $68,232      $83,488
Dividends receivable                                       --            --           --          --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --            --           --          --           --
Receivable for share redemptions                           --            80          245          81           99
-------------------------------------------------------------------------------------------------------------------
Total assets                                              692        67,291      209,412      68,313       83,587
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         --            71          218          72           88
    Administrative charge                                  --             9           27           9           11
    Contract terminations                                  --            --           --          --           --
Payable for investments purchased                          --            --           --          --           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                          --            80          245          81           99
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                   --        67,211      208,804      68,232       83,488
Net assets applicable to seed money                       692            --          363          --           --
-------------------------------------------------------------------------------------------------------------------
Total net assets                                      $   692       $67,211     $209,167     $68,232      $83,488
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                      57         4,121       12,888       9,706       11,978
(2) Investments, at cost                              $   661       $94,021     $289,957     $80,694      $93,707
-------------------------------------------------------------------------------------------------------------------


                                                       PUT VT       PUT VT       PUT VT       PUT VT       PUT VT
                                                      INTL EQ,     MULTI-CAP    MULTI-CAP   RESEARCH,   SM CAP VAL,
DEC. 31, 2010 (CONTINUED)                              CL IB      GRO, CL IA   GRO, CL IB     CL IB        CL IB
 ASSETS
Investments, at fair value(1),(2)                     $71,845       $30,607     $ 26,363     $ 8,947      $76,263
Dividends receivable                                       --            --           --          --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --            --           --          --           --
Receivable for share redemptions                           82            36           33           8          116
-------------------------------------------------------------------------------------------------------------------
Total assets                                           71,927        30,643       26,396       8,955       76,379
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         73            32           30           8          104
    Administrative charge                                   9             4            3           1           12
    Contract terminations                                  --            --           --          --           --
Payable for investments purchased                          --            --           --          --           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                          82            36           33           9          116
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               71,239        30,607       25,543       8,470       75,915
Net assets applicable to seed money                       606            --          820         476          348
-------------------------------------------------------------------------------------------------------------------
Total net assets                                      $71,845       $30,607     $ 26,363     $ 8,946      $76,263
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   6,099         1,481        1,295         739        5,534
(2) Investments, at cost                              $80,740       $37,443     $ 23,288     $ 8,495      $96,568
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 122    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                  PUT VT        COL VP           COL VP         COL VP        COL VP
                                                 VOYAGER,        BAL,          CASH MGMT,      DIV BOND,   DIV EQ INC,
DEC. 31, 2010 (CONTINUED)                          CL IB         CL 3             CL 3           CL 3          CL 3
 ASSETS
Investments, at fair value(1),(2)                $195,024      $407,245        $1,052,874     $1,582,002    $2,752,508
Dividends receivable                                   --            --                --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       --            --                --             --            --
Receivable for share redemptions                      242            --                --             --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      195,266       407,245         1,052,874      1,582,002     2,752,508
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    216           432             1,019          1,638         2,872
    Administrative charge                              26            52               135            211           360
    Contract terminations                              --            --                --             --           128
Payable for investments purchased                      --            --                --             --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     242           484             1,154          1,849         3,360
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             195,024       406,761         1,034,626      1,575,176     2,748,816
Net assets applicable to seed money                    --            --            17,094          4,977           332
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $195,024      $406,761        $1,051,720     $1,580,153    $2,749,148
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               5,045        29,446         1,052,874        143,818       208,998
(2) Investments, at cost                         $213,175      $459,074        $1,052,607     $1,508,441    $2,775,562
----------------------------------------------------------------------------------------------------------------------


                                                  COL VP     COL VP GLOBAL       COL VP         COL VP        COL VP
                                                  DYN EQ,   INFLATION PROT   HI YIELD BOND,    INC OPP,    MID CAP GRO
DEC. 31, 2010 (CONTINUED)                          CL 3        SEC, CL 3          CL 3           CL 3       OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)                $598,095      $228,265        $  249,931     $  156,204    $   74,205
Dividends receivable                                   --            --                --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       --            --                --             --            --
Receivable for share redemptions                       --            --                --             --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      598,095       228,265           249,931        156,204        74,205
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    600           285               254            203            79
    Administrative charge                              77            35                32             25             9
    Contract terminations                              --            --                --             --            --
Payable for investments purchased                      --            --                --             --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     677           320               286            228            88
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             596,653       223,002           233,939        150,584        73,387
Net assets applicable to seed money                   765         4,943            15,706          5,392           730
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $597,418      $227,945        $  249,645     $  155,976    $   74,117
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              30,957        23,927            36,065         14,585         5,107
(2) Investments, at cost                         $645,834      $229,171        $  234,686     $  145,894    $   62,419
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    123

STATEMENTS OF ASSETS AND LIABILITIES


                                                  COL VP       COL VP          COL VP          COL VP         COL VP
                                               MID CAP VAL    S&P 500,    SHORT DURATION,   LG CAP GRO,   SELECT LG CAP
DEC. 31, 2010 (CONTINUED)                       OPP, CL 3       CL 3            CL 3            CL 3        VAL, CL 3
 ASSETS
Investments, at fair value(1),(2)               $    5,844   $1,331,214      $1,165,055     $    21,767      $    646
Dividends receivable                                    --           --              --              --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --           --              --              --            --
Receivable for share redemptions                        --           --              --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         5,844    1,331,214       1,165,055          21,767           646
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       5        1,288           1,163              18            --
    Administrative charge                                1          169             149               2            --
    Contract terminations                               --           --              --              --            --
Payable for investments purchased                       --           --              --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        6        1,457           1,312              20            --
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                4,607    1,329,162       1,159,247          20,572            --
Net assets applicable to seed money                  1,231          595           4,496           1,175           646
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $    5,838   $1,329,757      $1,163,743     $    21,747      $    646
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  534      154,613         112,349           3,192            64
(2) Investments, at cost                        $    5,698   $1,207,141      $1,146,510     $    19,532      $    710
-----------------------------------------------------------------------------------------------------------------------


                                                  COL VP       COL VP            VP              VP             VP
                                                EMER MKTS     INTL OPP,        AGGR,           AGGR,         CONSERV,
DEC. 31, 2010 (CONTINUED)                       OPP, CL 3       CL 3            CL 2            CL 4           CL 2
 ASSETS
Investments, at fair value(1),(2)               $1,099,629   $   32,831      $  672,941     $11,846,860      $333,336
Dividends receivable                                    --           --              --              --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     39           --              --              --            --
Receivable for share redemptions                        --           --              --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     1,099,668       32,831         672,941      11,846,860       333,336
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,133           34             677          11,682           297
    Administrative charge                              142            4              69           1,506            42
    Contract terminations                                1           --              --              --            --
Payable for investments purchased                       --           --              --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,276           38             746          13,188           339
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,097,913       31,618         672,030      11,833,595       332,837
Net assets applicable to seed money                    479        1,175             165              77           160
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,098,392   $   32,793      $  672,195     $11,833,672      $332,997
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               61,295        2,718          59,605       1,049,323        31,686
(2) Investments, at cost                        $  897,033   $   31,894      $  630,955     $10,428,152      $322,562
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 124    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                      VP         VP DAVIS        VP GS          VP            VP
                                                   CONSERV,    NY VENTURE,   MID CAP VAL,      MOD,          MOD,
DEC. 31, 2010 (CONTINUED)                            CL 4          CL 3          CL 3          CL 2          CL 4
 ASSETS
Investments, at fair value(1),(2)                 $4,115,131   $    65,027    $      984    $5,226,061   $28,940,222
Dividends receivable                                      --            --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --            --            --            --            --
Receivable for share redemptions                          --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                       4,115,131        65,027           984     5,226,061    28,940,222
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     4,314            73            --         5,746        30,052
    Administrative charge                                532            10            --           634         3,667
    Contract terminations                                 --            --            --            --            --
Payable for investments purchased                         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      4,846            83            --         6,380        33,719
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,110,212        64,406            --     5,219,582    28,906,437
Net assets applicable to seed money                       73           538           984            99            66
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $4,110,285   $    64,944    $      984    $5,219,681   $28,906,503
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                391,172         6,509            88       474,665     2,628,540
(2) Investments, at cost                          $3,905,027   $    57,495    $      994    $5,064,861   $26,423,841
--------------------------------------------------------------------------------------------------------------------


                                                    VP MOD        VP MOD        VP MOD        VP MOD       VP PTNRS
                                                     AGGR,        AGGR,        CONSERV,      CONSERV,    SM CAP VAL,
DEC. 31, 2010 (CONTINUED)                            CL 2          CL 4          CL 2          CL 4          CL 3
 ASSETS
Investments, at fair value(1),(2)                 $3,353,207   $24,654,859    $1,336,805    $4,271,961   $ 1,387,315
Dividends receivable                                      --            --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       1,708            --            --            --            --
Receivable for share redemptions                          --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                       3,354,915    24,654,859     1,336,805     4,271,961     1,387,315
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     3,154        25,489         1,240         4,281         1,432
    Administrative charge                                355         3,139           164           544           178
    Contract terminations                                 --            --            --            --           109
Payable for investments purchased                         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,509        28,628         1,404         4,825         1,719
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              3,351,307    24,626,165     1,335,291     4,267,048     1,385,053
Net assets applicable to seed money                       99            66           110            88           543
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $3,351,406   $24,626,231    $1,335,401    $4,267,136   $ 1,385,596
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                299,661     2,201,327       124,123       396,286        90,912
(2) Investments, at cost                          $3,202,528   $22,104,092    $1,288,869    $3,966,011   $ 1,256,452
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    125

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            WANGER      WANGER
DEC. 31, 2010 (CONTINUED)                                                    INTL         USA
 ASSETS
Investments, at fair value(1),(2)                                         $1,238,987   $786,289
Dividends receivable                                                              --         --
Accounts receivable from RiverSource Life of NY for contract purchase
  payments                                                                        19         --
Receivable for share redemptions                                               1,454        997
-----------------------------------------------------------------------------------------------
Total assets                                                               1,240,460    787,286
-----------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                             1,294        815
    Administrative charge                                                        160        101
    Contract terminations                                                         --         81
Payable for investments purchased                                                 19         --
-----------------------------------------------------------------------------------------------
Total liabilities                                                              1,473        997
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                  1,237,788    785,129
Net assets applicable to seed money                                            1,199      1,160
-----------------------------------------------------------------------------------------------
Total net assets                                                          $1,238,987   $786,289
-----------------------------------------------------------------------------------------------
(1) Investment shares                                                         34,264     23,222
(2) Investments, at cost                                                  $1,066,760   $719,333
-----------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 126    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS


                                             AB VPS                 AB VPS            AB VPS        AB VPS            AB VPS
                                      BAL WEALTH STRATEGY,   GLOBAL THEMATIC GRO,   GRO & INC,     INTL VAL,       LG CAP GRO,
YEAR ENDED DEC. 31, 2010                      CL B                   CL B              CL B          CL B              CL B
 INVESTMENT INCOME
Dividend income                              $ 7,490                $ 3,045          $      --    $   41,467          $   551
Variable account expenses                      3,783                  1,920             12,518        24,267            2,982
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                3,707                  1,125            (12,518)       17,200           (2,431)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        8,258                  3,680            459,830     1,813,771           21,604
    Cost of investments sold                   7,890                  3,260            588,566     2,390,713           17,836
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    368                    420           (128,736)     (576,942)           3,768
Distributions from capital gains                  --                     --                 --            --               --
Net change in unrealized
  appreciation or depreciation of
  investments                                 22,102                 24,692            230,955       422,329           15,668
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                22,470                 25,112            102,219      (154,613)          19,436
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations          $ 26,177               $ 26,237          $  89,701    $ (137,413)        $ 17,005
---------------------------------------------------------------------------------------------------------------------------------


                                              AC VP                  AC VP             AC VP         AC VP            AC VP
                                           INC & GRO,           INFLATION PROT,        INTL,     MID CAP VAL,         ULTRA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          CL I                   CL II             CL II         CL II            CL II
 INVESTMENT INCOME
Dividend income                              $   967               $ 25,641               $ 14        $  283         $  6,228
Variable account expenses                        883                 20,768                  5           162           23,558
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   84                  4,873                  9           121          (17,330)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       10,854                199,661                  7           165          291,495
    Cost of investments sold                  11,933                186,880                  7           125          327,550
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (1,079)                12,781                 --            40          (36,055)
Distributions from capital gains                  --                     --                 --            --               --
Net change in unrealized
  appreciation or depreciation of
  investments                                  8,307                 38,242                 73         2,090          294,825
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 7,228                 51,023                 73         2,130          258,770
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations           $ 7,312               $ 55,896               $ 82       $ 2,251        $ 241,440
---------------------------------------------------------------------------------------------------------------------------------


                                              AC VP                  AC VP            COL VP        COL VP            COL VP
                                              VAL,                   VAL,             HI INC,    MARSICO GRO,   MARSICO INTL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          CL I                   CL II             CL 2          CL 1              CL 2
 INVESTMENT INCOME
Dividend income                              $ 1,447                $ 1,192           $ 29,666    $    3,258             $ 19
Variable account expenses                        912                    820              5,006        24,227               41
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  535                    372             24,660       (20,969)             (22)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        7,306                    825             53,109     5,058,589               41
    Cost of investments sold                   8,723                  1,203             56,272     5,182,554               36
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (1,417)                  (378)            (3,163)     (123,965)               5
Distributions from capital gains                  --                     --                 --            --               --
Net change in unrealized
  appreciation or depreciation of
  investments                                  8,526                  6,452             15,192       224,805              386
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 7,109                  6,074             12,029       100,840              391
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations           $ 7,644                $ 6,446           $ 36,689    $   79,871            $ 369
---------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    127

STATEMENTS OF OPERATIONS

                                                COL VP         CS          DREY IP           DREY IP         DREY VIF
                                             SM CAP VAL,    COMMODITY   MIDCAP STOCK,       TECH GRO,          APPR,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL 2        RETURN          SERV             SERV             SERV
 INVESTMENT INCOME
Dividend income                               $   26,567        $ 251        $   310          $     --          $  177
Variable account expenses                         18,193           47            453             5,495             120
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    8,374          204           (143)           (5,495)             57
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        4,028,071           49          3,349           110,699             137
    Cost of investments sold                   3,915,674           52          4,370            88,253             153
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    112,397           (3)        (1,021)           22,446             (16)
Distributions from capital gains                      --           --             --                --              --
Net change in unrealized appreciation or
  depreciation of investments                    269,434          438          9,014            83,662           1,200
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   381,831          435          7,993           106,108           1,184
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  390,205        $ 639        $ 7,850         $ 100,613         $ 1,241
-----------------------------------------------------------------------------------------------------------------------


                                               DREY VIF     DREY VIF        EV VT            FID VIP          FID VIP
                                               INTL EQ,     INTL VAL,   FLOATING-RATE      CONTRAFUND,         GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SERV         SERV           INC            SERV CL 2        SERV CL 2
 INVESTMENT INCOME
Dividend income                                     $ 12         $ 15     $   30,943        $   88,717        $    158
Variable account expenses                              6            8         10,582           117,149           7,005
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        6            7         20,361           (28,432)         (6,847)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                               10           13      2,130,727         2,075,055          31,662
    Cost of investments sold                          14           19      2,045,335         2,568,538          32,253
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (4)          (6)        85,392          (493,483)           (591)
Distributions from capital gains                      --           --             --             4,020           1,750
Net change in unrealized appreciation or
  depreciation of investments                        119           64        (22,272)        1,825,029         110,781
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       115           58         63,120         1,335,566         111,940
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 121         $ 65     $   83,481       $ 1,307,134       $ 105,093
-----------------------------------------------------------------------------------------------------------------------


                                               FID VIP       FID VIP       FID VIP        FTVIPT FRANK     FTVIPT FRANK
                                              INVEST GR,    MID CAP,      OVERSEAS,     GLOBAL REAL EST,     INC SEC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          SERV CL 2     SERV CL 2     SERV CL 2           CL 2             CL 2
 INVESTMENT INCOME
Dividend income                               $   50,642   $    3,335        $ 7,119          $  4,379           $ 337
Variable account expenses                         33,047       53,566          7,566             2,088              72
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   17,595      (50,231)          (447)            2,291             265
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        3,276,098    2,713,316         55,052            22,640              80
    Cost of investments sold                   3,123,277    2,604,154         64,021            36,054              83
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    152,821      109,162         (8,969)          (13,414)             (3)
Distributions from capital gains                  16,084       12,735          1,180                --              --
Net change in unrealized appreciation or
  depreciation of investments                     (9,341)     841,368         79,176            40,347             290
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   159,564      963,265         71,387            26,933             287
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  177,159   $  913,034       $ 70,940          $ 29,224           $ 552
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 128    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                            FTVIPT FRANK      FTVIPT FRANK   FTVIPT FRANK       FTVIPT           FTVIPT
                                            RISING DIVD,      SM CAP VAL,     SM MID CAP    MUTUAL SHARES       TEMP FOR
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 2              CL 2         GRO, CL 2      SEC, CL 2        SEC, CL 2
 INVESTMENT INCOME
Dividend income                                    $ 14         $  3,474        $     --       $ 43,266         $ 13,791
Variable account expenses                             5            6,137          12,801         35,509            9,259
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       9           (2,663)        (12,801)         7,757            4,532
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                              12           34,035          68,614        383,133           40,080
    Cost of investments sold                         11           36,900          64,593        414,446           40,547
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         1           (2,865)          4,021        (31,313)            (467)
Distributions from capital gains                     --               --              --             --               --
Net change in unrealized appreciation
  or depreciation of investments                    149          127,035         245,180        281,759           47,350
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      150          124,170         249,201        250,446           46,883
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 159        $ 121,507       $ 236,400      $ 258,203         $ 51,415
---------------------------------------------------------------------------------------------------------------------------


                                               FTVIPT            FTVIPT         GS VIT          GS VIT         INVESCO VI
                                         TEMP GLOBAL BOND,   TEMP GRO SEC,   MID CAP VAL,    STRUCTD U.S.      BASIC VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 2              CL 2           INST          EQ, INST          SER II
 INVESTMENT INCOME
Dividend income                              $    9,975             $ 10      $    7,326           $ 15         $  2,564
Variable account expenses                        23,322                6          20,923              6            9,300
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (13,347)               4         (13,597)             9           (6,736)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       3,210,808                8       1,564,924              8           61,685
    Cost of investments sold                  2,831,847               10       1,761,687             12           87,505
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   378,961               (2)       (196,763)            (4)         (25,820)
Distributions from capital gains                  1,805               --              --             --               --
Net change in unrealized appreciation
  or depreciation of investments               (119,776)              80         533,475            111           72,611
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  260,990               78         336,712            107           46,791
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  247,643             $ 82      $  323,115          $ 116         $ 40,055
---------------------------------------------------------------------------------------------------------------------------


                                              INVESCO           INVESCO         INVESCO        INVESCO          INVESCO
                                            VI CAP APPR,      VI CAP DEV,     VI CORE EQ,    VI CORE EQ,    VI GLOBAL HLTH,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SER II            SER II          SER I          SER II           SER II
 INVESTMENT INCOME
Dividend income                                    $  8          $    --         $ 4,390         $   77            $  --
Variable account expenses                             8            1,758           6,255            102              118
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      --           (1,758)         (1,865)           (25)            (118)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                              18           17,457          38,524          1,672              195
    Cost of investments sold                         23           18,933          37,984          1,601              152
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (5)          (1,476)            540             71               43
Distributions from capital gains                     --               --              --             --               --
Net change in unrealized appreciation
  or depreciation of investments                    216           27,688          36,881            685              515
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      211           26,212          37,421            756              558
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 211         $ 24,454        $ 35,556         $  731            $ 440
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    129

STATEMENTS OF OPERATIONS

                                             INVESCO VI     INVESCO VI      INVESCO VI      INVESCO VANK VI
                                             INTL GRO,      INTL GRO,    MID CAP CORE EQ,      COMSTOCK,      JANUS ASPEN
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SER I          SER II          SER II             SER II        BAL, INST
 INVESTMENT INCOME
Dividend income                                 $   892     $    1,552        $   290          $    6,145       $ 22,530
Variable account expenses                           581         18,066          1,121              48,921         11,047
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     311        (16,514)          (831)            (42,776)        11,483
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          13,945      3,642,734          7,498           2,048,119        112,776
    Cost of investments sold                     11,565      3,756,062          8,150           2,344,866        102,189
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     2,380       (113,328)          (652)           (296,747)        10,587
Distributions from capital gains                     --             --             --                  --             --
Net change in unrealized appreciation or
  depreciation of investments                     1,449        (95,634)        11,566             774,242         29,964
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    3,829       (208,962)        10,914             477,495         40,551
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 4,140     $ (225,476)      $ 10,083          $  434,719       $ 52,034
-------------------------------------------------------------------------------------------------------------------------


                                                                             LM CB VAR            MFS             MFS
                                            JANUS ASPEN    JANUS ASPEN      SM CAP GRO,      INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)        JANUS, SERV    WORLD, INST         CL I             SERV CL         SERV CL
 INVESTMENT INCOME
Dividend income                              $      221        $   951           $ --             $   821       $     --
Variable account expenses                        20,703          2,165              7               3,456          4,163
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (20,482)        (1,214)            (7)             (2,635)        (4,163)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       4,313,825         26,605             10              27,545         16,936
    Cost of investments sold                  4,443,760         35,402             12              24,066         16,539
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (129,935)        (8,797)            (2)              3,479            397
Distributions from capital gains                     --             --             --                  --             --
Net change in unrealized appreciation or
  depreciation of investments                   169,170         30,545            267              29,054        105,946
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   39,235         21,748            265              32,533        106,343
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   18,753       $ 20,534          $ 258            $ 29,898      $ 102,180
-------------------------------------------------------------------------------------------------------------------------


                                                MFS            MFS            MS UIF             MS UIF          MS UIF
                                           TOTAL RETURN,    UTILITIES,      GLOBAL REAL         MID CAP        U.S. REAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)          SERV CL        SERV CL        EST, CL II         GRO, CL II      EST, CL II
 INVESTMENT INCOME
Dividend income                                $ 66,509        $ 4,744       $  1,733                $ --        $   956
Variable account expenses                        33,211          1,953          3,727                  16            633
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  33,298          2,791         (1,994)                (16)           323
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         207,581          9,050        763,036                  20          9,664
    Cost of investments sold                    229,218          7,333        793,709                  22         11,400
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (21,637)         1,717        (30,673)                 (2)        (1,736)
Distributions from capital gains                     --             --             --                  --             --
Net change in unrealized appreciation or
  depreciation of investments                   192,590         15,267         38,772                 411         13,569
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  170,953         16,984          8,099                 409         11,833
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 204,251       $ 19,775       $  6,105               $ 393       $ 12,156
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 130    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                   OPPEN             OPPEN            OPPEN        OPPEN GLOBAL     OPPEN
                                                  CAP APPR          CAP APPR       GLOBAL SEC     STRATEGIC INC     HI INC
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 VA             VA, SERV        VA, SERV         VA, SRV          VA
 INVESTMENT INCOME
Dividend income                                    $   310          $     --          $ 5,556       $  702,374     $  1,148
Variable account expenses                            2,436            39,921            6,044           76,862          235
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (2,126)          (39,921)            (488)         625,512          913
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             21,352           228,940           34,620        5,543,069        3,810
    Cost of investments sold                        22,195           220,549           34,005        5,499,608       16,124
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (843)            8,391              615           43,461      (12,314)
Distributions from capital gains                        --                --               --               --           --
Net change in unrealized appreciation or
  depreciation of investments                       16,566           277,052           67,145           44,123       13,514
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      15,723           285,443           67,760           87,584        1,200
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 13,597         $ 245,522         $ 67,272       $  713,096     $  2,113
---------------------------------------------------------------------------------------------------------------------------


                                                   OPPEN           OPPEN MAIN         PIMCO           PUT VT        PUT VT
                                                 HI INC VA,      ST SM MID CAP   VIT ALL ASSET,      DIV INC,      DIV INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV            VA, SERV       ADVISOR CL         CL IA         CL IB
 INVESTMENT INCOME
Dividend income                                   $  4,163          $  8,221       $   43,922          $ 7,456     $ 12,230
Variable account expenses                              957            26,908           13,473              767        1,083
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      3,206           (18,687)          30,449            6,689       11,147
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             14,696           700,483        2,737,797           13,037       39,904
    Cost of investments sold                        31,082           559,290        2,811,284           14,320       43,959
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (16,386)          141,193          (73,487)          (1,283)      (4,055)
Distributions from capital gains                        --                --               --               --           --
Net change in unrealized appreciation or
  depreciation of investments                       24,276           269,737          152,626              517        1,258
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       7,890           410,930           79,139             (766)      (2,797)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 11,096         $ 392,243       $  109,588          $ 5,923      $ 8,350
---------------------------------------------------------------------------------------------------------------------------


                                                   PUT VT            PUT VT          PUT VT           PUT VT        PUT VT
                                             GLOBAL HLTH CARE,     GRO & INC,      GRO & INC,       HI YIELD,     HI YIELD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL IB             CL IA            CL IB           CL IA         CL IB
 INVESTMENT INCOME
Dividend income                                       $ 13           $ 1,155         $  3,261          $ 4,832      $ 6,528
Variable account expenses                                5               897            2,745              938        1,169
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          8               258              516            3,894        5,359
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                                  9            16,081           32,251           13,637       13,973
    Cost of investments sold                             8            25,644           48,764           16,932       16,751
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                            1            (9,563)         (16,513)          (3,295)      (2,778)
Distributions from capital gains                        --                --               --               --           --
Net change in unrealized appreciation or
  depreciation of investments                            3            17,174           39,805            7,599        7,320
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           4             7,611           23,292            4,304        4,542
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           $ 12           $ 7,869         $ 23,808          $ 8,198      $ 9,901
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    131

STATEMENTS OF OPERATIONS

                                              PUT VT            PUT VT              PUT VT          PUT VT        PUT VT
                                             INTL EQ,         MULTI-CAP            MULTI-CAP      RESEARCH,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         CL IB          GRO, CL IA         GRO, CL IB(1)      CL IB         CL IB
 INVESTMENT INCOME
Dividend income                               $ 2,544            $   169              $   --          $   81       $   255
Variable account expenses                         897                400                  98              85         1,216
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 1,647               (231)                (98)             (4)         (961)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         8,577              7,262                 189             286        34,844
    Cost of investments sold                   15,823             10,443                 182             303        43,670
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (7,246)            (3,181)                  7             (17)       (8,826)
Distributions from capital gains                   --                 --                  --              --            --
Net change in unrealized appreciation or
  depreciation of investments                  10,160              8,211               3,075           1,217        29,806
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  2,914              5,030               3,082           1,200        20,980
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 4,561            $ 4,799             $ 2,984         $ 1,196      $ 20,019
--------------------------------------------------------------------------------------------------------------------------


(1) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.


                                              PUT VT            COL VP              COL VP          COL VP        COL VP
                                             VOYAGER,            BAL,             CASH MGMT,      DIV BOND,    DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL IB             CL 3                CL 3            CL 3          CL 3
 INVESTMENT INCOME
Dividend income                               $ 2,549           $     --          $      146     $    99,663   $        --
Variable account expenses                       2,710              5,307              20,189          52,869        60,199
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (161)            (5,307)            (20,043)         46,794       (60,199)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        45,029            508,302           3,944,947      14,615,239    14,505,013
    Cost of investments sold                   54,071            517,306           3,944,618      14,162,388    15,171,625
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (9,042)            (9,004)                329         452,851      (666,612)
Distributions from capital gains                   --                 --                  --              --            --
Net change in unrealized appreciation or
  depreciation of investments                  44,036             55,129                (321)       (177,426)    1,149,849
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 34,994             46,125                   8         275,425       483,237
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 34,833           $ 40,818          $  (20,035)    $   322,219   $   423,038
--------------------------------------------------------------------------------------------------------------------------


                                              COL VP            COL VP              COL VP          COL VP        COL VP
                                              DYN EQ,   GLOBAL INFLATION PROT   HI YIELD BOND,     INC OPP,    MID CAP GRO
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 3           SEC, CL 3              CL 3            CL 3       OPP, CL 3
 INVESTMENT INCOME
Dividend income                              $     --         $    5,415            $ 23,222      $   17,743       $    --
Variable account expenses                       7,478             25,194               3,394          19,907           958
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (7,478)           (19,779)             19,828          (2,164)         (958)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       759,524          9,656,446             278,966       7,190,604        86,518
    Cost of investments sold                  776,517          9,626,288             277,709       6,757,831        86,801
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (16,993)            30,158               1,257         432,773          (283)
Distributions from capital gains                   --                432                  --              --            --
Net change in unrealized appreciation or
  depreciation of investments                 108,874             75,187               8,218        (311,714)       16,212
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 91,881            105,777               9,475         121,059        15,929
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 84,403         $   85,998            $ 29,303      $  118,895      $ 14,971
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 132    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS


                                                  COL VP          COL VP          COL VP          COL VP         COL VP
                                                MID CAP VAL      S&P 500,    SHORT DURATION,      LG CAP     SELECT LG CAP
YEAR ENDED DEC. 31, 2010 (CONTINUED)             OPP, CL 3         CL 3            CL 3         GRO, CL 3      VAL, CL 3
 INVESTMENT INCOME
Dividend income                                     $   --      $       --      $   11,956        $     --           $ --
Variable account expenses                               45          15,531          19,304             370             --
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (45)        (15,531)         (7,348)           (370)            --
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                              5,763       1,320,497       2,808,499         102,287            722
    Cost of investments sold                         6,357       1,318,749       2,791,606         100,894            722
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (594)          1,748          16,893           1,393             --
Distributions from capital gains                        --              --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                          481         168,844          18,094           2,841            111
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (113)        170,592          34,987           4,234            111
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $ (158)     $  155,061      $   27,639        $  3,864          $ 111
--------------------------------------------------------------------------------------------------------------------------


                                                  COL VP          COL VP
                                              EMER MKTS OPP,    INTL OPP,        VP AGGR,        VP AGGR,     VP CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 3            CL 3          CL 2(1)         CL 4(1)        CL 2(1)
 INVESTMENT INCOME
Dividend income                                 $   23,071         $   448         $    --      $       --        $    --
Variable account expenses                           19,652             429           3,075          92,150          1,219
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      3,419              19          (3,075)        (92,150)        (1,219)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          3,716,239          44,504           2,340       1,059,349            890
    Cost of investments sold                     3,683,713          45,305           2,270       1,066,802            869
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       32,526            (801)             70          (7,453)            21
Distributions from capital gains                        --              --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                       83,851           4,372          41,986       1,418,708         10,774
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     116,377           3,571          42,056       1,411,255         10,795
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  119,796         $ 3,590        $ 38,981     $ 1,319,105        $ 9,576
--------------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                                 VP DAVIS         VP GS
                                                VP CONSERV,    NY VENTURE,     MID CAP VAL,      VP MOD,        VP MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 4(1)          CL 3            CL 3          CL 2(1)        CL 4(1)
 INVESTMENT INCOME
Dividend income                                 $       --      $       --            $ --        $     --     $       --
Variable account expenses                           41,998          24,003              --          13,079        235,309
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (41,998)        (24,003)             --         (13,079)      (235,309)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          1,403,851       9,536,225             976         176,802      1,689,139
    Cost of investments sold                     1,343,191       9,446,064             976         172,260      1,662,458
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       60,660          90,161              --           4,542         26,681
Distributions from capital gains                        --              --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      210,104         (69,977)            177         161,200      2,516,381
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     270,764          20,184             177         165,742      2,543,062
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  228,766      $   (3,819)          $ 177       $ 152,663    $ 2,307,753
--------------------------------------------------------------------------------------------------------------------------




(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    133

STATEMENTS OF OPERATIONS


                                                        VP MOD       VP MOD      VP MOD      VP MOD       VP PTNRS
                                                        AGGR,        AGGR,      CONSERV,    CONSERV,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 2(1)      CL 4(1)      CL 2(1)     CL 4(1)        CL 3
 INVESTMENT INCOME
Dividend income                                        $     --    $       --    $    --     $     --    $       --
Variable account expenses                                 7,928       199,522      4,761       35,518        17,578
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (7,928)     (199,522)    (4,761)     (35,518)      (17,578)
-------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                   4,485     1,119,965     23,699      648,850     1,661,480
    Cost of investments sold                              4,335     1,102,305     22,904      647,438     1,670,480
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            150        17,660        795        1,412        (9,000)
Distributions from capital gains                             --            --         --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           150,679     2,550,767     47,936      305,950       302,800
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          150,829     2,568,427     48,731      307,362       293,800
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                          $ 142,901   $ 2,368,905   $ 43,970    $ 271,844    $  276,222
-------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                                                             WANGER        WANGER
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                                          INTL          USA
 INVESTMENT INCOME
Dividend income                                                                            $   29,098    $       --
Variable account expenses                                                                      23,831        15,184
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                 5,267       (15,184)
-------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                     1,876,298     1,376,758
    Cost of investments sold                                                                1,960,990     1,372,581
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                              (84,692)        4,177
Distributions from capital gains                                                                   --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                 321,491       235,535
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                236,799       239,712
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                                               $  242,066    $  224,528
-------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 134    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                  AB VPS BAL      AB VPS GLOBAL     AB VPS       AB VPS        AB VPS
                                               WEALTH STRATEGY,   THEMATIC GRO,   GRO & INC,    INTL VAL,   LG CAP GRO,
YEAR ENDED DEC. 31, 2010                             CL B              CL B          CL B         CL B          CL B
 OPERATIONS
Investment income (loss) -- net                    $  3,707          $  1,125     $  (12,518)  $   17,200    $  (2,431)
Net realized gain (loss) on sales of
  investments                                           368               420       (128,736)    (576,942)       3,768
Distributions from capital gains                         --                --             --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        22,102            24,692        230,955      422,329       15,668
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          26,177            26,237         89,701     (137,413)      17,005
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              606             2,125            225       55,492           --
Net transfers(1)                                        998               (62)         4,097   (1,339,319)         181
Contract terminations:
    Surrender benefits and contract charges          (4,307)           (1,385)      (441,026)    (155,617)     (17,146)
    Death benefits                                       --                --             --      (10,293)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                       (2,703)              678       (436,704)  (1,449,737)     (16,965)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     295,181           152,811        909,947    2,848,316      218,678
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $318,655          $179,726      $ 562,944   $1,261,166     $218,718
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              291,554           102,079        716,057    3,042,544      161,189
Contract purchase payments                              548             1,249             --       66,501           --
Net transfers(1)                                        974               (17)         3,421   (1,738,045)         286
Contract terminations:
    Surrender benefits and contract charges          (4,072)             (923)      (323,817)    (162,781)     (12,478)
    Death benefits                                       --                --             --      (12,976)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    289,004           102,388        395,661    1,195,243      148,997
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    135

STATEMENTS OF CHANGES IN NET ASSETS

                                                       AC VP          AC VP        AC VP       AC VP         AC VP
                                                    INC & GRO,   INFLATION PROT,   INTL,   MID CAP VAL,     ULTRA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL I           CL II        CL II       CL II         CL II
 OPERATIONS
Investment income (loss) -- net                       $    84       $    4,873      $  9      $   121     $  (17,330)
Net realized gain (loss) on sales of investments       (1,079)          12,781        --           40        (36,055)
Distributions from capital gains                           --               --        --           --             --
Net change in unrealized appreciation or
  depreciation of investments                           8,307           38,242        73        2,090        294,825
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       7,312           55,896        82        2,251        241,440
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --            7,797        --          300          4,962
Net transfers(1)                                        6,162           79,856        (2)          (5)       (33,644)
Contract terminations:
    Surrender benefits and contract charges            (9,513)        (125,262)       --           --       (185,498)
    Death benefits                                       (458)              --        --           --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (3,809)         (37,609)       (2)         295       (214,180)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        63,293        1,498,663       666       12,619      1,777,414
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $66,796       $1,516,950      $746      $15,165     $1,804,674
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 62,385        1,287,465        --       13,669      1,975,829
Contract purchase payments                                 --            6,570        --           --          5,334
Net transfers(1)                                        5,608           66,709        --           --        (30,033)
Contract terminations:
    Surrender benefits and contract charges            (9,053)        (104,055)       --           --       (196,247)
    Death benefits                                       (449)              --        --           --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       58,491        1,256,689        --       13,669      1,754,883
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


 136    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                         AC VP     AC VP     COL VP      COL VP        COL VP
                                                          VAL,      VAL,     HI INC,     MARSICO    MARSICO INTL
YEAR ENDED DEC. 31, 2010 (CONTINUED)                      CL I     CL II      CL 2      GRO, CL 1     OPP, CL 2
 OPERATIONS
Investment income (loss) -- net                         $   535   $   372   $ 24,660   $  (20,969)     $  (22)
Net realized gain (loss) on sales of investments         (1,417)     (378)    (3,163)    (123,965)          5
Distributions from capital gains                             --        --         --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                          8,526     6,452     15,192      224,805         386
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              7,644     6,446     36,689       79,871         369
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --       300      2,507      172,708         300
Net transfers(1)                                             --        (7)    (4,963)  (4,772,998)         --
Contract terminations:
    Surrender benefits and contract charges              (5,892)       --    (27,350)     (92,804)         --
    Death benefits                                         (502)       --         --      (30,078)         --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (6,394)      293    (29,806)  (4,723,172)        300
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          68,212    56,123    369,449    4,712,055       2,668
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $69,462   $62,862   $376,332      $68,754      $3,337
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   45,298    55,777    326,683    5,628,315       2,727
Contract purchase payments                                   --        --      1,881      201,653          --
Net transfers(1)                                             --        --     (4,825)  (5,621,955)         --
Contract terminations:
    Surrender benefits and contract charges              (3,722)       --    (22,719)    (107,294)         --
    Death benefits                                         (333)       --         --      (33,226)         --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         41,243    55,777    301,020       67,493       2,727
----------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    137

STATEMENTS OF CHANGES IN NET ASSETS

                                                      COL VP         CS         DREY IP        DREY IP    DREY VIF
                                                   SM CAP VAL,   COMMODITY   MIDCAP STOCK,    TECH GRO,     APPR,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL 2        RETURN         SERV          SERV        SERV
 OPERATIONS
Investment income (loss) -- net                     $    8,374     $  204       $  (143)     $   (5,495)   $    57
Net realized gain (loss) on sales of investments       112,397         (3)       (1,021)         22,446        (16)
Distributions from capital gains                            --         --            --              --         --
Net change in unrealized appreciation or
  depreciation of investments                          269,434        438         9,014          83,662      1,200
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      390,205        639         7,850         100,613      1,241
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             119,467      2,800            --             994         --
Net transfers(1)                                    (3,826,084)        (1)       (2,035)        (58,013)        (6)
Contract terminations:
    Surrender benefits and contract charges            (65,752)        --          (512)        (43,632)       (10)
    Death benefits                                     (24,976)        --            --              --         --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (3,797,345)     2,799        (2,547)       (100,651)       (16)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,462,293        814        32,996         411,790      9,159
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $55,153     $4,252       $38,299       $ 411,752    $10,384
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,451,259         --        34,904         378,103      7,462
Contract purchase payments                             113,742      3,205            --             905         --
Net transfers(1)                                    (3,437,388)        --        (2,062)        (48,051)        --
Contract terminations:
    Surrender benefits and contract charges            (62,961)        --          (532)        (35,509)       (10)
    Death benefits                                     (22,999)        --            --              --         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        41,653      3,205        32,310         295,448      7,452
------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


 138    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                       DREY VIF    DREY VIF      EV VT       FID VIP      FID VIP
                                                       INTL EQ,   INTL VAL,    FLOATING-   CONTRAFUND,      GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     SERV        SERV      RATE INC     SERV CL 2    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                         $    6      $    7    $   20,361    $  (28,432)  $  (6,847)
Net realized gain (loss) on sales of investments            (4)         (6)       85,392      (493,483)       (591)
Distributions from capital gains                            --          --            --         4,020       1,750
Net change in unrealized appreciation or depreciation
  of investments                                           119          64       (22,272)    1,825,029     110,781
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               121          65        83,481     1,307,134     105,093
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 300         300       117,680       238,976       1,515
Net transfers(1)                                            (6)         (6)   (1,960,289)   (1,143,222)    (11,203)
Contract terminations:
    Surrender benefits and contract charges                 --          --       (29,645)     (668,909)     (6,727)
    Death benefits                                          --          --       (14,581)       (6,268)         --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             294         294    (1,886,835)   (1,579,423)    (16,415)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            811         967     1,899,203     9,680,671     490,861
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,226      $1,326    $   95,849    $9,408,382    $579,539
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --          --     1,880,363     6,688,546     389,282
Contract purchase payments                                  --          --        96,938       151,176       1,071
Net transfers(1)                                            --          --    (1,867,217)     (925,074)     (8,829)
Contract terminations:
    Surrender benefits and contract charges                 --          --       (28,646)     (449,279)     (5,223)
    Death benefits                                          --          --       (13,822)       (4,502)         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            --          --        67,616     5,460,867     376,301
------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    139

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FID VIP      FID VIP     FID VIP      FTVIPT FRANK     FTVIPT FRANK
                                                 INVEST GR,    MID CAP,    OVERSEAS,   GLOBAL REAL EST,     INC SEC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV CL 2    SERV CL 2   SERV CL 2         CL 2             CL 2
 OPERATIONS
Investment income (loss) -- net                  $   17,595   $  (50,231)   $   (447)      $  2,291          $  265
Net realized gain (loss) on sales of
  investments                                       152,821      109,162      (8,969)       (13,414)             (3)
Distributions from capital gains                     16,084       12,735       1,180             --              --
Net change in unrealized appreciation or
  depreciation of investments                        (9,341)     841,368      79,176         40,347             290
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   177,159      913,034      70,940         29,224             552
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          174,637       72,471      33,466             --           2,800
Net transfers(1)                                 (2,672,076)  (1,641,424)      2,477          9,442              (5)
Contract terminations:
    Surrender benefits and contract charges        (165,025)    (955,610)    (29,271)       (13,313)             (2)
    Death benefits                                  (18,659)     (13,862)     (3,114)            --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (2,681,123)  (2,538,425)      3,558         (3,871)          2,793
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,979,766    4,670,604     579,648        148,823           2,411
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,475,802   $3,045,213    $654,146       $174,176          $5,756
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,443,296    2,648,799     330,394        121,045           1,210
Contract purchase payments                          148,208       45,540      18,451             --           2,786
Net transfers(1)                                 (2,237,407)  (1,116,885)      2,463          7,435              --
Contract terminations:
    Surrender benefits and contract charges        (136,508)    (386,114)    (18,658)        (9,746)             (2)
    Death benefits                                  (15,582)      (7,034)     (1,516)            --              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,202,007    1,184,306     331,134        118,734           3,994
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


 140    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                               FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT
                                               RISING DIVD,    SM CAP VAL,    SM MID CAP    MUTUAL SHARES    TEMP FOR
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 2           CL 2         GRO, CL 2      SEC, CL 2     SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                    $  9         $  (2,663)    $  (12,801)     $    7,757     $  4,532
Net realized gain (loss) on sales of
  investments                                         1            (2,865)         4,021         (31,313)        (467)
Distributions from capital gains                     --                --             --              --           --
Net change in unrealized appreciation or
  depreciation of investments                       149           127,035        245,180         281,759       47,350
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         159           121,507        236,400         258,203       51,415
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           --             4,040         20,405         108,796        8,484
Net transfers(1)                                     (7)           41,118        (11,163)         (8,311)      20,809
Contract terminations:
    Surrender benefits and contract charges          --           (22,598)       (14,432)       (239,694)     (23,778)
    Death benefits                                   --                --         (2,906)        (73,924)          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                       (7)           22,560         (8,096)       (213,133)       5,515
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     799           435,373        900,131       2,759,905      723,823
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $951          $579,440     $1,128,435      $2,804,975     $780,753
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               --           239,072        575,063       1,955,043      363,472
Contract purchase payments                           --             1,981         11,867          74,420        4,295
Net transfers(1)                                     --            21,781         (5,090)         (5,608)      10,689
Contract terminations:
    Surrender benefits and contract charges          --           (11,795)        (8,235)       (170,559)     (12,090)
    Death benefits                                   --                --         (1,612)        (50,100)          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     --           251,039        571,993       1,803,196      366,366
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    141

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FTVIPT       FTVIPT       GS VIT         GS VIT         INVESCO
                                                 TEMP GLOBAL    TEMP GRO   MID CAP VAL,   STRUCTD U.S.   VI BASIC VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              BOND, CL 2   SEC, CL 2       INST         EQ, INST         SER II
 OPERATIONS
Investment income (loss) -- net                  $   (13,347)    $    4     $   (13,597)     $    9         $ (6,736)
Net realized gain (loss) on sales of
  investments                                        378,961         (2)       (196,763)         (4)         (25,820)
Distributions from capital gains                       1,805         --              --          --               --
Net change in unrealized appreciation or
  depreciation of investments                       (119,776)        80         533,475         111           72,611
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    247,643         82         323,115         116           40,055
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           159,331        300          36,387         300              556
Net transfers(1)                                  (2,891,845)        (2)     (1,359,863)         (2)          20,276
Contract terminations:
    Surrender benefits and contract charges         (121,191)        --        (139,374)         --          (46,320)
    Death benefits                                   (19,725)        --          (7,314)         --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (2,873,430)       298      (1,470,164)        298          (25,488)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    3,314,457        717       2,296,014         669          738,538
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   688,670     $1,097     $ 1,148,965      $1,083         $753,105
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,265,351         --       2,184,666          --          636,290
Contract purchase payments                           106,619         --          33,843          --              456
Net transfers(1)                                  (1,874,470)        --      (1,249,628)         --           21,604
Contract terminations:
    Surrender benefits and contract charges          (75,993)        --        (117,045)         --          (40,214)
    Death benefits                                   (12,688)        --          (6,841)         --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     408,819         --         844,995          --          618,136
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


 142    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI
                                                     CAP APPR,    CAP DEV,     CORE EQ,     CORE EQ,    GLOBAL HLTH,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SER II       SER II        SER I       SER II        SER II
 OPERATIONS
Investment income (loss) -- net                       $   --      $ (1,758)    $ (1,865)     $   (25)      $  (118)
Net realized gain (loss) on sales of investments          (5)       (1,476)         540           71            43
Distributions from capital gains                          --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                            216        27,688       36,881          685           515
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        211        24,454       35,556          731           440
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               300        20,583           --          303           300
Net transfers(1)                                         (10)         (256)       1,107           (4)           (5)
Contract terminations:
    Surrender benefits and contract charges               --       (15,001)     (31,337)      (1,565)          (72)
    Death benefits                                        --            --       (1,117)          --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           290         5,326      (31,347)      (1,266)          223
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,111       135,888      465,063        9,823        10,707
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,612      $165,668     $469,272      $ 9,288       $11,370
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --        85,170      391,114        9,070        10,671
Contract purchase payments                                --        12,602           --          286            --
Net transfers(1)                                          --          (115)         926           --            --
Contract terminations:
    Surrender benefits and contract charges               --        (9,238)     (25,778)      (1,505)           --
    Death benefits                                        --            --         (953)          --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          --        88,419      365,309        7,851        10,671
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    143

STATEMENTS OF CHANGES IN NET ASSETS


                                                INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VANK VI      JANUS
                                                 INTL GRO,    INTL GRO,    MID CAP CORE      COMSTOCK,      ASPEN BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               SER I        SER II      EQ, SER II         SER II          INST
 OPERATIONS
Investment income (loss) -- net                  $    311    $   (16,514)     $  (831)      $   (42,776)     $  11,483
Net realized gain (loss) on sales of
  investments                                       2,380       (113,328)        (652)         (296,747)        10,587
Distributions from capital gains                       --             --           --                --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,449        (95,634)      11,566           774,242         29,964
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         4,140       (225,476)      10,083           434,719         52,034
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --        144,157          152            60,525             --
Net transfers(1)                                       --     (3,348,084)         815        (1,556,006)         7,646
Contract terminations:
    Surrender benefits and contract charges       (10,891)       (67,198)      (4,134)         (335,837)      (101,347)
    Death benefits                                 (2,473)       (22,316)          --            (9,839)          (488)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (13,364)    (3,293,441)      (3,167)       (1,841,157)       (94,189)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    50,807      3,573,825       84,672         4,600,726        794,751
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 41,583    $    54,908      $91,588       $ 3,194,288      $ 752,596
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             34,689      4,392,648       72,905         4,986,767        419,711
Contract purchase payments                             --        178,614          121            65,674             --
Net transfers(1)                                       --     (4,402,401)         697        (1,709,661)         3,883
Contract terminations:
    Surrender benefits and contract charges        (7,450)       (82,379)      (3,485)         (342,131)       (51,467)
    Death benefits                                 (1,728)       (27,217)          --           (10,503)          (260)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   25,511         59,265       70,238         2,990,146        371,867
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.





See accompanying notes to financial statements.


 144    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                    JANUS          JANUS         LM CB           MFS           MFS
                                                ASPEN JANUS,   ASPEN WORLD,   VAR SM CAP   INV GRO STOCK,   NEW DIS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV           INST        GRO, CL I       SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                  $   (20,482)    $ (1,214)      $   (7)       $ (2,635)     $ (4,163)
Net realized gain (loss) on sales of
  investments                                       (129,935)      (8,797)          (2)          3,479           397
Distributions from capital gains                          --           --           --              --            --
Net change in unrealized appreciation or
  depreciation of investments                        169,170       30,545          267          29,054       105,946
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           18,753       20,534          258          29,898       102,180
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           144,090           --          300              75         3,800
Net transfers(1)                                  (4,078,856)       2,520           (2)             (1)       11,724
Contract terminations:
    Surrender benefits and contract charges          (80,276)     (23,970)          --          (6,287)       (4,551)
    Death benefits                                   (24,817)        (477)          --         (17,800)           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (4,039,859)     (21,927)         298         (24,013)       10,973
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    4,082,853      161,072          803         292,002       294,209
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $    61,747     $159,679       $1,359        $297,887      $407,362
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             4,862,673      153,755           --         210,659       180,185
Contract purchase payments                           169,230           --           --              --         2,116
Net transfers(1)                                  (4,845,701)       2,261           --              --         5,942
Contract terminations:
    Surrender benefits and contract charges          (93,978)     (22,097)          --          (4,498)       (2,533)
    Death benefits                                   (28,302)        (475)          --         (12,283)           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      63,922      133,444           --         193,878       185,710
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    145

STATEMENTS OF CHANGES IN NET ASSETS

                                                  MFS            MFS           MS UIF           MS UIF          MS UIF
                                             TOTAL RETURN,   UTILITIES,   GLOBAL REAL EST,   MID CAP GRO,   U.S. REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SERV CL        SERV CL          CL II            CL II           CL II
 OPERATIONS
Investment income (loss) -- net                $   33,298     $  2,791       $    (1,994)       $  (16)         $   323
Net realized gain (loss) on sales of
  investments                                     (21,637)       1,717           (30,673)           (2)          (1,736)
Distributions from capital gains                       --           --                --            --               --
Net change in unrealized appreciation or
  depreciation of investments                     192,590       15,267            38,772           411           13,569
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       204,251       19,775             6,105           393           12,156
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         80,047        4,456            23,459           300               --
Net transfers(1)                                   27,545        7,324          (704,336)           (4)          (6,777)
Contract terminations:
    Surrender benefits and contract charges      (169,042)      (7,162)          (17,217)           --           (2,228)
    Death benefits                                     --           --            (5,416)           --               --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (61,450)       4,618          (703,510)          296           (9,005)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 2,540,253      156,025           713,669         1,086           48,046
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $2,683,054     $180,418       $    16,264        $1,775          $51,197
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,935,886       62,196         1,095,825            --           45,431
Contract purchase payments                         60,599        3,655            34,297            --               --
Net transfers(1)                                   19,936        2,740        (1,077,534)           --           (5,684)
Contract terminations:
    Surrender benefits and contract charges      (125,284)      (2,584)          (25,674)           --           (1,959)
    Death benefits                                     --           --            (7,866)           --               --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,891,137       66,007            19,048            --           37,788
--------------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.




See accompanying notes to financial statements.


 146    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                      OPPEN       OPPEN        OPPEN      OPPEN GLOBAL
                                                    CAP APPR    CAP APPR    GLOBAL SEC   STRATEGIC INC   OPPEN HI
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   VA       VA, SERV     VA, SERV       VA, SRV       INC VA
 OPERATIONS
Investment income (loss) -- net                     $ (2,126)  $  (39,921)   $   (488)    $   625,512    $    913
Net realized gain (loss) on sales of investments        (843)       8,391         615          43,461     (12,314)
Distributions from capital gains                          --           --          --              --          --
Net change in unrealized appreciation or
  depreciation of investments                         16,566      277,052      67,145          44,123      13,514
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     13,597      245,522      67,272         713,096       2,113
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --       50,316      20,679         264,524          --
Net transfers(1)                                       5,557       48,313      30,388      (4,468,325)         --
Contract terminations:
    Surrender benefits and contract charges          (19,087)    (151,236)    (24,297)       (476,796)     (3,387)
    Death benefits                                      (461)          --          --        (137,526)       (191)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (13,991)     (52,607)     26,770      (4,818,123)     (3,578)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      181,191    3,149,550     452,226       8,378,351      18,030
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $180,797   $3,342,465    $546,268     $ 4,273,324    $ 16,565
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               143,879    2,501,881     234,852       6,587,751      49,928
Contract purchase payments                                --       38,124       9,689         216,846          --
Net transfers(1)                                       4,375       47,185      14,449      (3,533,531)         --
Contract terminations:
    Surrender benefits and contract charges          (14,807)    (124,131)    (11,724)       (341,781)     (8,893)
    Death benefits                                      (388)          --          --         (96,663)       (518)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     133,059    2,463,059     247,266       2,832,622      40,517
-----------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    147

STATEMENTS OF CHANGES IN NET ASSETS

                                                        OPPEN      OPPEN MAIN     PIMCO VIT     PUT VT     PUT VT
                                                       HI INC    ST SM MID CAP    ALL ASSET,   DIV INC,   DIV INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  VA, SERV      VA, SERV      ADVISOR CL     CL IA      CL IB
 OPERATIONS
Investment income (loss) -- net                       $  3,206     $  (18,687)   $    30,449   $  6,689   $ 11,147
Net realized gain (loss) on sales of investments       (16,386)       141,193        (73,487)    (1,283)    (4,055)
Distributions from capital gains                            --             --             --         --         --
Net change in unrealized appreciation or
  depreciation of investments                           24,276        269,737        152,626        517      1,258
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            11,096        392,243        109,588      5,923      8,350
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              30,564         41,104        104,367         --         --
Net transfers(1)                                         3,275        (31,196)    (2,509,344)        --         --
Contract terminations:
    Surrender benefits and contract charges             (8,799)      (621,168)       (40,275)    (2,065)   (37,227)
    Death benefits                                          --             --        (12,869)   (10,204)    (1,593)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          25,040       (611,260)    (2,458,121)   (12,269)   (38,820)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         68,506      1,905,101      2,461,235     60,586     99,360
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $104,642     $1,686,084    $   112,702   $ 54,240   $ 68,890
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 190,910      1,171,395      2,393,905     39,500     63,233
Contract purchase payments                              81,195         21,527         99,150         --         --
Net transfers(1)                                         8,413        (15,869)    (2,344,741)        --         --
Contract terminations:
    Surrender benefits and contract charges            (22,978)      (313,757)       (38,303)    (1,281)   (22,799)
    Death benefits                                          --             --        (12,005)    (6,489)      (968)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       257,540        863,296         98,006     31,730     39,466
------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 148    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                         PUT VT       PUT VT       PUT VT       PUT VT      PUT VT
                                                      GLOBAL HLTH   GRO & INC,   GRO & INC,   HI YIELD,   HI YIELD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CARE, CL IB      CL IA        CL IB       CL IA       CL IB
 OPERATIONS
Investment income (loss) -- net                           $  8       $    258     $    516     $  3,894    $  5,359
Net realized gain (loss) on sales of investments             1         (9,563)     (16,513)      (3,295)     (2,778)
Distributions from capital gains                            --             --           --           --          --
Net change in unrealized appreciation or
  depreciation of investments                                3         17,174       39,805        7,599       7,320
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                12          7,869       23,808        8,198       9,901
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --             --           --           --          --
Net transfers(1)                                            (3)         3,116      (10,613)          --          --
Contract terminations:
    Surrender benefits and contract charges                 --         (9,102)     (17,718)      (1,668)    (11,976)
    Death benefits                                          --         (6,082)        (436)     (11,031)       (827)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (3)       (12,068)     (28,767)     (12,699)    (12,803)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            683         71,410      214,126       72,733      86,390
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $692       $ 67,211     $209,167     $ 68,232    $ 83,488
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --         62,502      210,211       48,407      53,576
Contract purchase payments                                  --             --           --           --          --
Net transfers(1)                                            --          2,733       (8,412)          --          --
Contract terminations:
    Surrender benefits and contract charges                 --         (8,077)     (17,164)      (1,056)     (7,035)
    Death benefits                                          --         (5,153)        (449)      (7,145)       (500)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            --         52,005      184,186       40,206      46,041
-------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    149

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PUT VT        PUT VT           PUT VT         PUT VT       PUT VT
                                                  INTL EQ,   MULTI-CAP GRO,   MULTI-CAP GRO,   RESEARCH,   SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL IB         CL IA          CL IB(2)        CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                    $ 1,647       $  (231)         $   (98)       $   (4)     $   (961)
Net realized gain (loss) on sales of investments    (7,246)       (3,181)               7           (17)       (8,826)
Distributions from capital gains                        --            --               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       10,160         8,211            3,075         1,217        29,806
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    4,561         4,799            2,984         1,196        20,019
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              --            --              750            --            --
Net transfers(1)                                    (6,428)           --           22,719            14        (9,560)
Contract terminations:
    Surrender benefits and contract charges         (1,081)       (3,243)             (90)          (59)      (20,827)
    Death benefits                                      --        (3,619)              --            --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (7,509)       (6,862)          23,379           (45)      (30,387)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     74,793        32,670               --         7,795        86,631
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $71,845       $30,607          $26,363        $8,946      $ 76,263
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              45,817        31,752               --         5,717       101,958
Contract purchase payments                              --            --               --            --            --
Net transfers(1)                                    (4,513)           --           22,720            25        (9,882)
Contract terminations:
    Surrender benefits and contract charges           (692)       (3,173)             (90)          (43)      (19,617)
    Death benefits                                      --        (3,413)              --            --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    40,612        25,166           22,630         5,699        72,459
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.

See accompanying notes to financial statements.


 150    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                       PUT VT       COL       COL VP        COL VP        COL VP
                                                      VOYAGER,    VP BAL,   CASH MGMT,    DIV BOND,    DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    CL IB      CL 3        CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                       $   (161)  $ (5,307)  $  (20,043)  $    46,794   $   (60,199)
Net realized gain (loss) on sales of investments        (9,042)    (9,004)         329       452,851      (666,612)
Distributions from capital gains                            --         --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                           44,036     55,129         (321)     (177,426)    1,149,849
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            34,833     40,818      (20,035)      322,219       423,038
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --         --       85,447       420,015       188,994
Net transfers(1)                                           568     16,007     (675,074)   (6,196,293)   (5,012,083)
Contract terminations:
    Surrender benefits and contract charges            (41,789)   (14,312)    (262,726)     (383,687)     (410,426)
    Death benefits                                        (590)   (17,108)     (28,528)      (53,268)      (34,101)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (41,811)   (15,413)    (880,881)   (6,213,233)   (5,267,616)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        202,002    381,356    1,952,636     7,471,167     7,593,726
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $195,024   $406,761   $1,051,720   $ 1,580,153   $ 2,749,148
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 168,795    341,960    1,836,638     6,438,816     6,142,612
Contract purchase payments                                  --         --       67,241       361,232       179,948
Net transfers(1)                                           453     14,370     (651,539)   (5,203,143)   (4,299,487)
Contract terminations:
    Surrender benefits and contract charges            (31,955)   (12,534)    (243,753)     (314,386)     (294,868)
    Death benefits                                        (485)   (15,095)     (25,591)      (43,165)      (21,831)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       136,808    328,701      982,996     1,239,354     1,706,374
------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    151

STATEMENTS OF CHANGES IN NET ASSETS

                                                 COL VP         COL VP            COL VP          COL VP        COL VP
                                                 DYN EQ,   GLOBAL INFLATION   HI YIELD BOND,     INC OPP,    MID CAP GRO
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3      PROT SEC, CL 3         CL 3            CL 3       OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                 $ (7,478)     $   (19,779)       $ 19,828      $    (2,164)    $   (958)
Net realized gain (loss) on sales of
  investments                                    (16,993)          30,158           1,257          432,773         (283)
Distributions from capital gains                      --              432              --               --           --
Net change in unrealized appreciation or
  depreciation of investments                    108,874           75,187           8,218         (311,714)      16,212
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       84,403           85,998          29,303          118,895       14,971
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           828          233,144           3,229          160,418           --
Net transfers(1)                                  (5,546)      (4,358,875)         (7,304)      (3,597,270)         972
Contract terminations:
    Surrender benefits and contract charges      (32,331)        (109,807)        (24,420)         (82,699)      (8,150)
    Death benefits                                (8,872)         (28,582)             --          (22,571)      (4,706)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (45,921)      (4,264,120)        (28,495)      (3,542,122)     (11,884)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  558,936        4,406,067         248,837        3,579,203       71,030
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $597,418      $   227,945        $249,645      $   155,976     $ 74,117
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           643,448        3,879,417         182,517        2,924,908       74,969
Contract purchase payments                           850          205,262           2,279          129,745           --
Net transfers(1)                                  (4,443)      (3,773,284)         (5,726)      (2,863,622)         305
Contract terminations:
    Surrender benefits and contract charges      (35,789)         (95,760)        (15,904)         (63,793)      (7,894)
    Death benefits                               (10,147)         (24,882)             --          (17,816)      (4,664)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 593,919          190,753         163,166          109,422       62,716
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 152    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP       COL VP          COL VP          COL VP         COL VP
                                               MID CAP VAL    S&P 500,    SHORT DURATION,   LG CAP GRO,   SELECT LG CAP
YEAR ENDED DEC. 31, 2010 (CONTINUED)            OPP, CL 3       CL 3            CL 3            CL 3        VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (45)    $  (15,531)     $   (7,348)      $   (370)        $ --
Net realized gain (loss) on sales of
  investments                                       (594)         1,748          16,893          1,393           --
Distributions from capital gains                      --             --              --             --           --
Net change in unrealized appreciation or
  depreciation of investments                        481        168,844          18,094          2,841          111
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (158)       155,061          27,639          3,864          111
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            40         49,229          76,698         21,557           --
Net transfers(1)                                   4,978          3,309        (691,728)       (24,668)          (6)
Contract terminations:
    Surrender benefits and contract charges           --        (70,575)        (77,468)       (17,133)          --
    Death benefits                                    --             --         (55,151)            --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     5,018        (18,037)       (747,649)       (20,244)          (6)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      978      1,192,733       1,883,753         38,127          541
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $5,838     $1,329,757      $1,163,743       $ 21,747         $646
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --        882,858       1,776,177         31,189           --
Contract purchase payments                            --         35,079          71,399         16,955           --
Net transfers(1)                                   5,099          2,477        (644,330)       (18,630)          --
Contract terminations:
    Surrender benefits and contract charges           --        (50,890)        (71,319)       (14,743)          --
    Death benefits                                    --             --         (52,036)            --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   5,099        869,524       1,079,891         14,771           --
-----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    153

STATEMENTS OF CHANGES IN NET ASSETS


                                                        COL VP       COL VP
                                                      EMER MKTS    INTL OPP,   VP AGGR,     VP AGGR,    VP CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                OPP, CL 3       CL 3      CL 2(2)     CL 4(2)       CL 2(2)
 OPERATIONS
Investment income (loss) -- net                      $     3,419    $    19    $ (3,075)  $   (92,150)    $ (1,219)
Net realized gain (loss) on sales of investments          32,526       (801)         70        (7,453)          21
Distributions from capital gains                              --         --          --            --           --
Net change in unrealized appreciation or
  depreciation of investments                             83,851      4,372      41,986     1,418,708       10,774
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        119,796      3,590      38,981     1,319,105        9,576
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               154,204        300     633,225         6,170      323,431
Net transfers(1)                                      (1,296,401)        (7)         --    10,872,080           --
Contract terminations:
    Surrender benefits and contract charges             (118,141)    (6,461)        (11)     (363,683)         (10)
    Death benefits                                        (9,848)    (1,295)         --            --           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,270,186)    (7,463)    633,214    10,514,567      323,421
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,248,782     36,666          --            --           --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 1,098,392    $32,793    $672,195   $11,833,672     $332,997
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,270,939     32,530          --            --           --
Contract purchase payments                               101,735         --     598,234         5,598      319,055
Net transfers(1)                                        (820,331)        --          --    10,932,897           --
Contract terminations:
    Surrender benefits and contract charges              (59,346)    (5,810)         --      (360,031)          --
    Death benefits                                        (6,628)    (1,226)         --            --           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         486,369     25,494     598,234    10,578,464      319,055
-------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


 154    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                VP DAVIS        VP GS
                                                VP CONSERV,   NY VENTURE,   MID CAP VAL,     VP MOD,      VP MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 4(2)         CL 3          CL 3         CL 2(2)      CL 4(2)
 OPERATIONS
Investment income (loss) -- net                  $  (41,998)  $   (24,003)      $ --       $  (13,079)  $  (235,309)
Net realized gain (loss) on sales of
  investments                                        60,660        90,161         --            4,542        26,681
Distributions from capital gains                         --            --         --               --            --
Net change in unrealized appreciation or
  depreciation of investments                       210,104       (69,977)       177          161,200     2,516,381
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         228,766        (3,819)       177          152,663     2,307,753
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              170       165,070         40        4,509,139     1,314,556
Net transfers(1)                                  4,219,892    (4,648,072)       (11)         560,193    26,133,001
Contract terminations:
    Surrender benefits and contract charges        (338,543)      (97,687)        --           (2,314)     (802,860)
    Death benefits                                       --       (30,128)        --               --       (45,947)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    3,881,519    (4,610,817)        29        5,067,018    26,598,750
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --     4,679,580        778               --            --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $4,110,285   $    64,944       $984       $5,219,681   $28,906,503
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --     6,017,830         --               --            --
Contract purchase payments                               --       207,043         --        4,259,352     1,318,587
Net transfers(1)                                  4,276,356    (5,991,122)        --          526,428    26,018,966
Contract terminations:
    Surrender benefits and contract charges        (331,849)     (122,215)        --           (2,130)     (780,867)
    Death benefits                                       --       (36,526)        --               --       (47,098)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,944,507        75,010         --        4,783,650    26,509,588
-------------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    155

STATEMENTS OF CHANGES IN NET ASSETS


                                                       VP MOD        VP MOD       VP MOD       VP MOD       VP PTNRS
                                                        AGGR,        AGGR,       CONSERV,     CONSERV,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 2(2)      CL 4(2)       CL 2(2)      CL 4(2)        CL 3
 OPERATIONS
Investment income (loss) -- net                      $   (7,928)  $  (199,522)  $   (4,761)  $  (35,518)   $  (17,578)
Net realized gain (loss) on sales of investments            150        17,660          795        1,412        (9,000)
Distributions from capital gains                             --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           150,679     2,550,767       47,936      305,950       302,800
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       142,901     2,368,905       43,970      271,844       276,222
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            3,125,673        66,917    1,253,982       13,407         3,799
Net transfers(1)                                         82,898    22,633,573       57,791    4,117,387       (90,996)
Contract terminations:
    Surrender benefits and contract charges                 (66)     (375,989)     (20,342)    (135,502)     (111,621)
    Death benefits                                           --       (67,175)          --           --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,208,505    22,257,326    1,291,431    3,995,292      (198,818)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --            --           --           --     1,308,192
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $3,351,406   $24,626,231   $1,335,401   $4,267,136    $1,385,596
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --            --           --           --       925,551
Contract purchase payments                            2,937,861        68,138    1,212,090       12,969         2,142
Net transfers(1)                                         77,161    22,568,025       54,365    4,116,098       (54,539)
Contract terminations:
    Surrender benefits and contract charges                  --      (367,891)     (19,312)    (133,645)      (69,770)
    Death benefits                                           --       (68,707)          --           --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,015,022    22,199,565    1,247,143    3,995,422       803,384
---------------------------------------------------------------------------------------------------------------------




(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


 156    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DEC. 31, 2010 (CONTINUED)                                   WANGER INTL    WANGER USA
 OPERATIONS
Investment income (loss) -- net                                        $     5,267   $   (15,184)
Net realized gain (loss) on sales of investments                           (84,692)        4,177
Distributions from capital gains                                                --            --
Net change in unrealized appreciation or depreciation of investments       321,491       235,535
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            242,066       224,528
------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                  53,028        35,425
Net transfers(1)                                                        (1,609,193)   (1,215,420)
Contract terminations:
    Surrender benefits and contract charges                               (153,716)      (84,207)
    Death benefits                                                         (11,438)       (6,533)
------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (1,721,319)   (1,270,735)
------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          2,718,240     1,832,496
------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,238,987   $   786,289
------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   1,939,290     1,813,214
Contract purchase payments                                                  42,148        34,012
Net transfers(1)                                                        (1,243,376)   (1,149,986)
Contract terminations:
    Surrender benefits and contract charges                                (97,279)      (78,590)
    Death benefits                                                          (9,697)       (6,205)
------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           631,086       612,445
------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    157

STATEMENTS OF CHANGES IN NET ASSETS

                                                 AB VPS BAL           AB VPS         AB VPS       AB VPS        AB VPS
                                              WEALTH STRATEGY,   GLOBAL THEMATIC   GRO & INC,    INTL VAL,   LG CAP GRO,
YEAR ENDED DEC. 31, 2009                            CL B            GRO, CL B         CL B         CL B          CL B
 OPERATIONS
Investment income (loss) -- net                   $   (955)          $ (1,779)      $ 17,901    $   (8,435)    $ (2,829)
Net realized gain (loss) on sales of
  investments                                         (778)            (4,550)       (53,115)     (463,851)      (4,174)
Distributions from capital gains                        --                 --             --            --           --
Net change in unrealized appreciation or
  depreciation of investments                       56,671             63,842        183,138     1,276,062       65,744
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         54,938             57,513        147,924       803,776       58,741
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,799                 75             --       265,883           --
Net transfers(1)                                       859             (8,083)        (3,157)     (615,804)      (1,119)
Adjustments to net assets allocated to
  contracts in payment period                           --                 --             --            --           --
Contract terminations:
    Surrender benefits and contract charges         (1,758)           (26,807)       (72,454)      (77,981)     (37,621)
    Death benefits                                      --                 --             --       (19,449)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                         900            (34,815)       (75,611)     (447,351)     (38,740)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    239,343            130,113        837,634     2,491,891      198,677
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $295,181           $152,811       $909,947    $2,848,316     $218,678
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             290,489            131,671        777,430     3,535,831      197,776
Contract purchase payments                           2,131                 --             --       381,212           --
Net transfers(1)                                       958             (8,610)         1,287      (744,613)        (744)
Contract terminations:
    Surrender benefits and contract charges         (2,024)           (20,982)       (62,660)     (104,649)     (35,843)
    Death benefits                                      --                 --             --       (25,237)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   291,554            102,079        716,057     3,042,544      161,189
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 158    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                       AC VP          AC VP        AC VP       AC VP         AC VP
                                                    INC & GRO,   INFLATION PROT,   INTL,   MID CAP VAL,     ULTRA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL I           CL II        CL II       CL II         CL II
 OPERATIONS
Investment income (loss) -- net                      $  2,204       $    5,706      $  7      $   101     $  (17,832)
Net realized gain (loss) on sales of investments      (15,160)          (4,546)       (1)         (26)       (43,646)
Distributions from capital gains                           --               --        --           --             --
Net change in unrealized appreciation or
  depreciation of investments                          22,056          106,953       160        3,143        499,628
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       9,100          108,113       166        3,218        438,150
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --              556        --        1,286            807
Net transfers(1)                                       (1,524)         175,871        (8)       7,107         23,251
Adjustments to net assets allocated to contracts
  in payment period                                       (65)              --        --           --             --
Contract terminations:
    Surrender benefits and contract charges           (14,195)         (30,977)       --          (60)       (31,470)
    Death benefits                                         --               --        --           --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (15,784)         145,450        (8)       8,333         (7,412)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        69,977        1,245,100       508        1,068      1,346,676
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 63,293       $1,498,663      $666      $12,619     $1,777,414
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 80,258        1,162,531        --          543      1,986,507
Contract purchase payments                                 --              513        --        2,079          1,261
Net transfers(1)                                         (100)         152,553        --       11,047         31,850
Contract terminations:
    Surrender benefits and contract charges           (17,773)         (28,132)       --           --        (43,789)
    Death benefits                                         --               --        --           --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       62,385        1,287,465        --       13,669      1,975,829
--------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    159

STATEMENTS OF CHANGES IN NET ASSETS

                                                        AC VP      AC VP     COL VP       COL VP         COL VP
                                                        VAL,       VAL,      HI INC,   MARSICO GRO,   MARSICO INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL I       CL II      CL 2         CL 1         OPP, CL 2
 OPERATIONS
Investment income (loss) -- net                       $  2,872   $  3,369   $ 28,400    $  (16,723)      $   12
Net realized gain (loss) on sales of investments        (7,203)   (32,457)   (16,379)      (76,265)          (4)
Distributions from capital gains                            --         --         --            --           --
Net change in unrealized appreciation or
  depreciation of investments                           14,132     35,934     99,623     1,037,604          803
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             9,801      6,846    111,644       944,616          811
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --        150         --       630,025        1,286
Net transfers(1)                                        (3,653)   (22,833)   (28,385)      627,778          (10)
Adjustments to net assets allocated to contracts in
  payment period                                            --         --         --            --           --
Contract terminations:
    Surrender benefits and contract charges             (9,482)        --    (10,081)     (113,502)          --
    Death benefits                                          --    (21,782)        --       (25,366)          --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (13,135)   (44,465)   (38,466)    1,118,935        1,276
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         71,546     93,742    296,271     2,648,504          581
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 68,212   $ 56,123   $369,449    $4,712,055       $2,668
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  56,156    110,984    372,077     3,948,635           --
Contract purchase payments                                  --         --         --       882,356        2,727
Net transfers(1)                                        (3,365)   (27,142)   (34,781)      991,306           --
Contract terminations:
    Surrender benefits and contract charges             (7,493)        --    (10,613)     (160,707)          --
    Death benefits                                          --    (28,065)        --       (33,275)          --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        45,298     55,777    326,683     5,628,315        2,727
------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 160    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                      COL VP         CS         DREY IP       DREY IP    DREY VIF
                                                   SM CAP VAL,   COMMODITY   MIDCAP STOCK,   TECH GRO,     APPR,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 2        RETURN         SERV          SERV       SERV
 OPERATIONS
Investment income (loss) -- net                     $   (9,225)     $ 75        $   (93)      $ (4,081)   $   84
Net realized gain (loss) on sales of investments      (113,556)       (5)        (1,152)       (12,367)      (34)
Distributions from capital gains                         5,395        --             --             --       602
Net change in unrealized appreciation or
  depreciation of investments                          822,596        58         10,129        167,938       921
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      705,210       128          8,884        151,490     1,573
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             469,383        --             --            203        --
Net transfers(1)                                       337,736       (10)         2,298        (41,165)       (9)
Adjustments to net assets allocated to contracts
  in payment period                                         --        --             --             --        --
Contract terminations:
    Surrender benefits and contract charges            (80,202)       --             (8)        (7,553)      (11)
    Death benefits                                     (21,215)       --             --             --        --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         705,702       (10)         2,290        (48,515)      (20)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,051,381       696         21,822        308,815     7,606
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $3,462,293      $814        $32,996       $411,790    $9,159
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,517,850        --         30,749        439,407     7,474
Contract purchase payments                             557,808        --             --            279        --
Net transfers(1)                                       493,033        --          4,166        (52,281)       --
Contract terminations:
    Surrender benefits and contract charges            (94,606)       --            (11)        (9,302)      (12)
    Death benefits                                     (22,826)       --             --             --        --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     3,451,259        --         34,904        378,103     7,462
-----------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    161

STATEMENTS OF CHANGES IN NET ASSETS

                                                     DREY VIF    DREY VIF       EV VT         FID VIP      FID VIP
                                                     INTL EQ,   INTL VAL,   FLOATING-RATE   CONTRAFUND,      GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SERV        SERV          INC         SERV CL 2    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $   130      $ 24       $   46,742    $   (21,707)   $ (5,074)
Net realized gain (loss) on sales of investments       (2,141)       (8)         (34,472)    (1,659,393)     (2,932)
Distributions from capital gains                           --        --               --          2,368         380
Net change in unrealized appreciation or
  depreciation of investments                           2,470       207          405,464      4,313,553     111,493
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         459       223          417,734      2,634,821     103,867
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 75        --          310,000        370,954       1,640
Net transfers(1)                                       (3,889)       (1)         330,253     (2,046,244)      2,271
Adjustments to net assets allocated to contracts in
  payment period                                           --        --               --             --          --
Contract terminations:
    Surrender benefits and contract charges                --        --          (57,307)      (328,580)    (10,756)
    Death benefits                                         --        --          (12,528)      (171,168)         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (3,814)       (1)         570,418     (2,175,038)     (6,845)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,166       745          911,051      9,220,888     393,839
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $   811      $967       $1,899,203    $ 9,680,671    $490,861
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  5,781        --        1,281,003      8,725,921     394,404
Contract purchase payments                                 --        --          338,485        379,691       1,539
Net transfers(1)                                       (5,781)       --          337,978     (2,032,948)      2,322
Contract terminations:
    Surrender benefits and contract charges                --        --          (64,205)      (269,724)     (8,983)
    Death benefits                                         --        --          (12,898)      (114,394)         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           --        --        1,880,363      6,688,546     389,282
-------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 162    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FID VIP      FID VIP     FID VIP      FTVIPT FRANK     FTVIPT FRANK
                                                 INVEST GR,    MID CAP,    OVERSEAS,   GLOBAL REAL EST,     INC SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL 2    SERV CL 2   SERV CL 2         CL 2             CL 2
 OPERATIONS
Investment income (loss) -- net                  $  247,685   $  (38,607)   $  3,232       $ 15,106          $  140
Net realized gain (loss) on sales of
  investments                                       (18,301)    (295,227)    (28,214)       (53,038)           (150)
Distributions from capital gains                     14,960       21,243       1,662             --              --
Net change in unrealized appreciation or
  depreciation of investments                       191,984    1,650,456     133,935         55,674             605
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   436,328    1,337,865     110,615         17,742             595
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          496,352      268,195       2,587             --              --
Net transfers(1)                                    154,837     (615,240)    (26,350)       (16,545)           (336)
Adjustments to net assets allocated to
  contracts in payment period                            --           --          --             --              --
Contract terminations:
    Surrender benefits and contract charges        (126,828)    (153,197)    (10,987)       (14,129)             (2)
    Death benefits                                  (15,975)     (15,552)         --             --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      508,386     (515,794)    (34,750)       (30,674)           (338)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,035,052    3,848,533     503,783        161,755           2,154
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $3,979,766   $4,670,604    $579,648       $148,823          $2,411
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,988,778    3,047,031     353,590        154,473           1,725
Contract purchase payments                          454,614      236,202       3,525             --              --
Net transfers(1)                                    132,447     (524,905)    (19,063)       (20,764)           (513)
Contract terminations:
    Surrender benefits and contract charges        (118,379)    (100,799)     (7,658)       (12,664)             (2)
    Death benefits                                  (14,164)      (8,730)         --             --              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,443,296    2,648,799     330,394        121,045           1,210
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    163

STATEMENTS OF CHANGES IN NET ASSETS

                                           FTVIPT FRANK   FTVIPT FRANK     FTVIPT FRANK        FTVIPT          FTVIPT
                                           RISING DIVD,    SM CAP VAL,   SM MID CAP GRO,   MUTUAL SHARES   TEMP FOR SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL 2           CL 2             CL 2          SEC, CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                $  5         $  1,186         $(10,326)       $   14,424       $  9,605
Net realized gain (loss) on sales of
  investments                                    (2)         (27,785)         (35,536)         (190,310)        (8,404)
Distributions from capital gains                 --           16,777               --                --         21,051
Net change in unrealized appreciation or
  depreciation of investments                   111           96,675          320,352           734,839        156,553
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     114           86,853          274,490           558,953        178,805
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       --            1,040            7,677             4,412             30
Net transfers(1)                                 (7)          (2,547)         (47,182)          (79,467)        78,006
Adjustments to net assets allocated to
  contracts in payment period                    --               --               --                --             --
Contract terminations:
    Surrender benefits and contract
          charges                                --          (25,901)         (28,831)         (392,525)       (13,702)
    Death benefits                               --               --               --            (3,544)            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (7)         (27,408)         (68,336)         (471,124)        64,334
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 692          375,928          693,977         2,672,076        480,684
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $799         $435,373         $900,131        $2,759,905       $723,823
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           --          263,094          624,503         2,361,382        326,421
Contract purchase payments                       --              749            5,677             3,861             20
Net transfers(1)                                 --           (9,313)         (33,102)          (69,480)        44,366
Contract terminations:
    Surrender benefits and contract
          charges                                --          (15,458)         (22,015)         (337,385)        (7,335)
    Death benefits                               --               --               --            (3,335)            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 --          239,072          575,063         1,955,043        363,472
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 164    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FTVIPT            FTVIPT         GS VIT         GS VIT         INVESCO
                                           TEMP GLOBAL BOND,   TEMP GRO SEC,   MID CAP VAL,   STRUCTD U.S.   VI BASIC VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 2              CL 2           INST         EQ, INST         SER II
 OPERATIONS
Investment income (loss) -- net                $  364,277           $ 16        $    8,815        $ 10          $   (553)
Net realized gain (loss) on sales of
  investments                                      15,510             (5)         (210,569)         (9)          (46,105)
Distributions from capital gains                       --             --                --          --                --
Net change in unrealized appreciation or
  depreciation of investments                      52,718            162           772,772         114           293,932
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       432,505            173           571,018         115           247,274
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        487,567             --           161,693          --               525
Net transfers(1)                                  (10,029)           (15)         (269,109)        (11)           (1,891)
Adjustments to net assets allocated to
  contracts in payment period                          --             --                --          --                --
Contract terminations:
    Surrender benefits and contract
          charges                                (103,522)            --           (54,004)         --           (10,139)
    Death benefits                                (15,992)            --           (15,819)         --                --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    358,024            (15)         (177,239)        (11)          (11,505)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 2,523,928            559         1,902,235         565           502,769
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $3,314,457           $717        $2,296,014        $669          $738,538
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,015,039             --         2,379,000          --           636,252
Contract purchase payments                        366,243             --           200,172          --               471
Net transfers(1)                                  (25,705)            --          (312,003)         --            11,107
Contract terminations:
    Surrender benefits and contract
          charges                                 (78,550)            --           (63,833)         --           (11,540)
    Death benefits                                (11,676)            --           (18,670)         --                --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,265,351             --         2,184,666          --           636,290
--------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    165

STATEMENTS OF CHANGES IN NET ASSETS

                                                   INVESCO       INVESCO       INVESCO       INVESCO         INVESCO
                                                VI CAP APPR,   VI CAP DEV,   VI CORE EQ,   VI CORE EQ,   VI GLOBAL HLTH,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SER II         SER II        SER I         SER II          SER II
 OPERATIONS
Investment income (loss) -- net                    $   (4)       $ (1,425)     $  1,710       $   53         $   (65)
Net realized gain (loss) on sales of
  investments                                          (9)         (1,597)      (14,574)         (22)              6
Distributions from capital gains                       --              --            --           --              --
Net change in unrealized appreciation or
  depreciation of investments                         200          42,341       112,775        2,017           2,584
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           187          39,319        99,911        2,048           2,525
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --              --            --          899              --
Net transfers(1)                                      (11)           (894)      (13,491)          (5)          7,429
Adjustments to net assets allocated to
  contracts in payment period                          --              --            --           --              --
Contract terminations:
    Surrender benefits and contract charges            --          (1,628)      (34,350)         (69)             --
    Death benefits                                     --              --        (3,998)          --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (11)         (2,522)      (51,839)         825           7,429
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       935          99,091       416,991        6,950             753
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,111        $135,888      $465,063       $9,823         $10,707
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --          87,089       443,665        8,050              --
Contract purchase payments                             --              --            --        1,100              --
Net transfers(1)                                       --            (663)      (12,580)          --          10,671
Contract terminations:
    Surrender benefits and contract charges            --          (1,256)      (35,094)         (80)             --
    Death benefits                                     --              --        (4,877)          --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       --          85,170       391,114        9,070          10,671
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 166    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                 INVESCO        INVESCO         INVESCO            INVESCO           JANUS
                                              VI INTL GRO,   VI INTL GRO,      VI MID CAP     VANK VI COMSTOCK,   ASPEN BAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SER I         SER II      CORE EQ, SER II         SER II           INST
 OPERATIONS
Investment income (loss) -- net                 $     10      $   12,066        $  (179)          $  129,691       $  12,400
Net realized gain (loss) on sales of
  investments                                     (3,503)        (40,625)        (1,653)            (447,433)        (12,701)
Distributions from capital gains                      --              --            974                   --          34,406
Net change in unrealized appreciation or
  depreciation of investments                     14,707         775,996         19,208            1,363,611         149,357
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       11,214         747,437         18,350            1,045,869         183,462
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            --         420,936            100              264,512              --
Net transfers(1)                                 (10,417)      1,275,651          1,705             (557,931)        (39,251)
Adjustments to net assets allocated to
  contracts in payment period                         --              --             --                   --            (587)
Contract terminations:
    Surrender benefits and contract charges       (8,696)        (68,454)        (1,330)            (110,524)       (334,804)
    Death benefits                                    --         (19,999)            --               (9,074)        (10,855)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (19,113)      1,608,134            475             (413,017)       (385,497)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   58,706       1,218,254         65,847            3,967,874         996,786
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 50,807      $3,573,825        $84,672           $4,600,726       $ 794,751
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            53,456       1,991,147         72,640            5,458,780         653,146
Contract purchase payments                            --         597,266            110              368,044              --
Net transfers(1)                                 (10,960)      1,930,901          1,671             (678,994)        (25,160)
Contract terminations:
    Surrender benefits and contract charges       (7,807)        (99,469)        (1,516)            (150,043)       (200,876)
    Death benefits                                    --         (27,197)            --              (11,020)         (7,399)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  34,689       4,392,648         72,905            4,986,767         419,711
----------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    167

STATEMENTS OF CHANGES IN NET ASSETS

                                                   JANUS          JANUS       LM CB VAR          MFS           MFS
                                               ASPEN JANUS,   ASPEN WORLD,   SM CAP GRO,   INV GRO STOCK,   NEW DIS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SERV           INST           CL I          SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  (30,889)     $    (22)        $ (5)        $ (1,929)     $ (2,924)
Net realized gain (loss) on sales of
  investments                                     (103,463)      (26,572)          (6)          (1,995)       (3,785)
Distributions from capital gains                        --            --           --               --            --
Net change in unrealized appreciation or
  depreciation of investments                    1,134,833        68,742          254           85,132       119,392
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,000,481        42,148          243           81,208       112,683
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         550,012            --           --               --           909
Net transfers(1)                                   100,150        (7,905)         (14)              (8)       (5,072)
Adjustments to net assets allocated to
  contracts in payment period                           --          (717)          --               --            --
Contract terminations:
    Surrender benefits and contract charges       (101,345)      (15,950)          --          (16,153)       (3,309)
    Death benefits                                 (21,347)       (2,829)          --               --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     527,470       (27,401)         (14)         (16,161)       (7,472)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,554,902       146,325          574          226,955       188,998
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $4,082,853      $161,072         $803         $292,002      $294,209
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,080,098       188,964           --          224,938       186,149
Contract purchase payments                         786,035            --           --               --           539
Net transfers(1)                                   171,211       (11,225)          --               --        (3,837)
Contract terminations:
    Surrender benefits and contract charges       (146,491)      (19,838)          --          (14,279)       (2,666)
    Death benefits                                 (28,180)       (4,146)          --               --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 4,862,673       153,755           --          210,659       180,185
--------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 168    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                        MFS            MFS         MS UIF        MS UIF        MS UIF
                                                   TOTAL RETURN,   UTILITIES,   GLOBAL REAL   MID CAP GRO,    U.S. REAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SERV CL        SERV CL     EST, CL II       CL II      EST, CL II
 OPERATIONS
Investment income (loss) -- net                      $   53,912     $  6,832     $   (9,221)     $   (9)      $    715
Net realized gain (loss) on sales of investments       (105,940)      (4,025)      (147,646)         (8)       (14,387)
Distributions from capital gains                             --           --             --          --             --
Net change in unrealized appreciation or
  depreciation of investments                           403,923       36,581        412,955         371         26,712
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       351,895       39,388        256,088         354         13,040
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               58,870        1,798        110,301         225             --
Net transfers(1)                                       (186,002)      19,116       (308,758)        (11)        (3,715)
Adjustments to net assets allocated to contracts
  in payment period                                          --           --             --          --             --
Contract terminations:
    Surrender benefits and contract charges            (125,065)        (892)       (21,697)         --         (1,327)
    Death benefits                                           --      (48,181)        (4,082)         --         (3,349)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (252,197)     (28,159)      (224,236)        214         (8,391)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,440,555      144,796        681,817         518         43,397
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $2,540,253     $156,025     $  713,669      $1,086       $ 48,046
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,160,751       72,660      1,460,750          --         52,164
Contract purchase payments                               44,898          873        226,255          --             --
Net transfers(1)                                       (163,929)      13,009       (539,132)         --           (444)
Contract terminations:
    Surrender benefits and contract charges            (105,834)        (326)       (45,274)         --         (1,712)
    Death benefits                                           --      (24,020)        (6,774)         --         (4,577)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,935,886       62,196      1,095,825          --         45,431
-----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    169

STATEMENTS OF CHANGES IN NET ASSETS

                                                   OPPEN        OPPEN         OPPEN        OPPEN GLOBAL
                                                 CAP APPR   CAP APPR VA,   GLOBAL SEC   STRATEGIC INC VA,     OPPEN
YEAR ENDED DEC. 31, 2009 (CONTINUED)                VA          SERV        VA, SERV           SRV          HI INC VA
 OPERATIONS
Investment income (loss) -- net                  $ (1,804)   $  (35,818)    $  2,719        $  (81,505)      $   (238)
Net realized gain (loss) on sales of
  investments                                     (22,087)      (76,561)     (20,478)          (92,910)       (22,908)
Distributions from capital gains                       --            --        8,598             5,373             --
Net change in unrealized appreciation or
  depreciation of investments                      82,933     1,081,117      132,005         1,340,323         26,400
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  59,042       968,738      122,844         1,171,281          3,254
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --         1,939        3,124           741,642             --
Net transfers(1)                                  (12,580)     (103,370)       6,655           283,435         (3,022)
Adjustments to net assets allocated to
  contracts in payment period                          --            --           --                --             --
Contract terminations:
    Surrender benefits and contract charges       (36,986)      (95,334)      (4,530)         (610,979)        (1,608)
    Death benefits                                 (3,007)      (12,770)     (34,792)         (162,205)            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (52,573)     (209,535)     (29,543)          251,893         (4,630)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   174,722     2,390,347      358,925         6,955,177         19,406
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $181,191    $3,149,550     $452,226        $8,378,351       $ 18,030
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            197,725     2,710,624      256,061         6,301,076         66,405
Contract purchase payments                             --         3,313        1,877           678,576             --
Net transfers(1)                                  (12,916)     (100,905)       3,781           240,056        (11,083)
Contract terminations:
    Surrender benefits and contract charges       (37,319)      (98,332)      (2,720)         (512,484)        (5,394)
    Death benefits                                 (3,611)      (12,819)     (24,147)         (119,473)            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  143,879     2,501,881      234,852         6,587,751         49,928
---------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 170    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                      OPPEN      OPPEN MAIN ST        PIMCO        PUT VT     PUT VT
                                                   HI INC VA,   SM MID CAP VA,   VIT ALL ASSET,   DIV INC,   DIV INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SERV           SERV          ADVISOR CL       CL IA      CL IB
 OPERATIONS
Investment income (loss) -- net                     $   (754)     $  (12,379)      $   128,242    $  3,569   $  5,739
Net realized gain (loss) on sales of investments     (65,052)        (24,922)         (221,887)     (4,821)   (17,832)
Distributions from capital gains                          --              --                --          --         --
Net change in unrealized appreciation or
  depreciation of investments                         82,039         541,006           543,985      25,930     49,385
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     16,233         503,705           450,340      24,678     37,292
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               800          37,836           463,835          --         --
Net transfers(1)                                      20,799         (67,933)       (1,088,363)         10    (23,968)
Adjustments to net assets allocated to contracts
  in payment period                                       --              --                --          --         --
Contract terminations:
    Surrender benefits and contract charges           (9,718)        (35,855)          (94,114)    (13,723)   (12,152)
    Death benefits                                   (16,025)        (10,288)          (13,231)       (465)        --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (4,144)        (76,240)         (731,873)    (14,178)   (36,120)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       56,417       1,477,636         2,742,768      50,086     98,188
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 68,506      $1,905,101       $ 2,461,235    $ 60,586   $ 99,360
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               196,037       1,220,233         3,194,073      49,856     95,722
Contract purchase payments                             2,161          23,272           509,492          --         --
Net transfers(1)                                      79,582         (38,331)       (1,190,245)         65    (22,465)
Contract terminations:
    Surrender benefits and contract charges          (30,830)        (26,046)         (105,966)    (10,033)   (10,024)
    Death benefits                                   (56,040)         (7,733)          (13,449)       (388)        --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     190,910       1,171,395         2,393,905      39,500     63,233
---------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    171

STATEMENTS OF CHANGES IN NET ASSETS

                                                         PUT VT          PUT VT       PUT VT       PUT VT      PUT VT
                                                   GLOBAL HLTH CARE,   GRO & INC,   GRO & INC,   HI YIELD,   HI YIELD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     CL IB            CL IA        CL IB       CL IA       CL IB
 OPERATIONS
Investment income (loss) -- net                           $ 62          $  2,126     $  2,885     $ 6,141     $  7,265
Net realized gain (loss) on sales of investments            --           (56,052)     (67,564)     (6,307)     (11,559)
Distributions from capital gains                            --                --           --          --           --
Net change in unrealized appreciation or
  depreciation of investments                               77            73,821      112,447      26,349       34,376
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          139            19,895       47,768      26,183       30,082
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --                --           75          --           --
Net transfers(1)                                            (3)           (3,049)     (10,520)         66      (12,547)
Adjustments to net assets allocated to contracts
  in payment period                                         --                --           --         (13)          --
Contract terminations:
    Surrender benefits and contract charges                 --           (21,477)     (45,075)     (9,836)      (7,199)
    Death benefits                                          --           (33,970)      (5,836)         --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (3)          (58,496)     (61,356)     (9,783)     (19,746)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            547           110,011      227,714      56,333       76,054
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $683          $ 71,410     $214,126     $72,733     $ 86,390
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --           123,581      287,834      55,563       69,851
Contract purchase payments                                  --                --           --          --           --
Net transfers(1)                                            --            (4,104)     (18,543)         53      (10,803)
Contract terminations:
    Surrender benefits and contract charges                 --           (21,251)     (49,879)     (7,209)      (5,472)
    Death benefits                                          --           (35,724)      (9,201)         --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            --            62,502      210,211      48,407       53,576
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 172    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                        PUT VT      PUT VT       PUT VT       PUT VT      PUT VT
                                                       INTL EQ,    MULTI-CAP   RESEARCH,   SM CAP VAL,   VOYAGER,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     CL IB    GRO, CL IA     CL IB        CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                        $   (959)    $  (207)     $    2      $    460    $   (961)
Net realized gain (loss) on sales of investments         (8,350)     (1,135)        (42)      (22,738)    (43,834)
Distributions from capital gains                             --          --          --            --          --
Net change in unrealized appreciation or depreciation
  of investments                                         24,249       9,085       1,904        44,040     131,576
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             14,940       7,743       1,864        21,762      86,781
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   75          --          --             2          --
Net transfers(1)                                           (366)         --         150        (3,146)    (16,280)
Adjustments to net assets allocated to contracts in
  payment period                                             --          --          --            --          --
Contract terminations:
    Surrender benefits and contract charges             (17,439)     (1,085)          4          (386)    (36,232)
    Death benefits                                           --          --          --        (9,887)     (2,860)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (17,730)     (1,085)        154       (13,417)    (55,372)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          77,583      26,012       5,777        78,286     170,593
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 74,793     $32,670      $7,795      $ 86,631    $202,002
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   58,721      33,028       5,571       119,254     230,385
Contract purchase payments                                   --          --          --             2          --
Net transfers(1)                                           (155)         --         146          (568)    (20,077)
Contract terminations:
    Surrender benefits and contract charges             (12,749)     (1,276)         --          (576)    (37,356)
    Death benefits                                           --          --          --       (16,154)     (4,157)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         45,817      31,752       5,717       101,958     168,795
-----------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    173

STATEMENTS OF CHANGES IN NET ASSETS

                                                       COL VP      COL VP       COL VP        COL VP      COL VP
                                                        BAL,     CASH MGMT,    DIV BOND,   DIV EQ INC,    DYN EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL 3        CL 3         CL 3          CL 3        CL 3
 OPERATIONS
Investment income (loss) -- net                       $ (4,962)  $  (20,068)  $  186,812    $  (84,574)  $ (6,457)
Net realized gain (loss) on sales of investments       (54,254)         286      (34,813)     (290,503)   (34,456)
Distributions from capital gains                            --           --           --            --         --
Net change in unrealized appreciation or
  depreciation of investments                          131,783        1,111      613,618     2,021,669    145,742
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            72,567      (18,671)     765,617     1,646,592    104,829
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --      280,216    1,081,466       720,251        499
Net transfers(1)                                       (10,590)     832,325       11,625       (39,260)    15,567
Adjustments to net assets allocated to contracts in
  payment period                                            --           --           --            --         --
Contract terminations:
    Surrender benefits and contract charges            (32,124)    (192,313)    (306,359)     (179,104)   (16,682)
    Death benefits                                      (3,988)    (106,429)     (34,996)      (55,530)        --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (46,702)     813,799      751,736       446,357       (616)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        355,491    1,157,508    5,953,814     5,500,777    454,723
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $381,356   $1,952,636   $7,471,167    $7,593,726   $558,936
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 390,489    1,059,176    5,770,174     5,509,568    641,622
Contract purchase payments                                  --      268,750      987,868       772,378        734
Net transfers(1)                                       (10,150)     772,440      (13,684)       68,087     26,567
Contract terminations:
    Surrender benefits and contract charges            (33,548)    (166,533)    (277,952)     (171,091)   (25,475)
    Death benefits                                      (4,831)     (97,195)     (27,590)      (36,330)        --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       341,960    1,836,638    6,438,816     6,142,612    643,448
-----------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 174    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                  COL VP GLOBAL        COL VP       COL VP        COL VP        COL VP
                                               INFLATION PROT SEC,    HI YIELD     INC OPP,    MID CAP GRO   MID CAP VAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3          BOND, CL 3      CL 3       OPP, CL 3     OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                     $  247,229        $ 18,503    $   81,193     $  (848)        $ (6)
Net realized gain (loss) on sales of
  investments                                           (4,192)         (8,363)      (35,193)     (5,730)          (5)
Distributions from capital gains                           143              --            --          --           --
Net change in unrealized appreciation or
  depreciation of investments                          (77,695)         78,000       715,843      34,342          280
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            165,485          88,140       761,843      27,764          269
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             650,247           2,337       502,100          --          225
Net transfers(1)                                     1,738,422         (27,995)      804,118      (3,349)          (9)
Adjustments to net assets allocated to
  contracts in payment period                               --              --            --          --           --
Contract terminations:
    Surrender benefits and contract charges           (107,197)         (5,807)      (78,193)     (5,763)          --
    Death benefits                                     (26,394)             --       (22,200)         --           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                       2,255,078         (31,465)    1,205,825      (9,112)         216
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,985,504         192,162     1,611,535      52,378          493
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $4,406,067        $248,837    $3,579,203     $71,030         $978
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,838,888         216,029     1,845,576      89,195           --
Contract purchase payments                             588,147           2,125       464,614          --           --
Net transfers(1)                                     1,573,906         (30,177)      708,406      (5,752)          --
Contract terminations:
    Surrender benefits and contract charges            (97,650)         (5,460)      (74,217)     (8,474)          --
    Death benefits                                     (23,874)             --       (19,471)         --           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     3,879,417         182,517     2,924,908      74,969           --
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    175

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP          COL VP          COL VP         COL VP        COL VP
                                                  S&P 500,    SHORT DURATION,   LG CAP GRO,     SELECT LG      EMER MKTS
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 3            CL 3            CL 3      CAP VAL, CL 3    OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (13,164)     $   24,627       $  (427)         $ --       $  (20,684)
Net realized gain (loss) on sales of
  investments                                       (77,958)         (3,484)       (1,805)           (2)        (272,945)
Distributions from capital gains                         --              --            --            --               --
Net change in unrealized appreciation or
  depreciation of investments                       308,993          42,595        13,503           115        1,417,886
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   217,871          63,738        11,271           113        1,124,257
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,648         104,433           150            --          200,204
Net transfers(1)                                    (13,332)        483,159          (384)           (5)        (874,183)
Adjustments to net assets allocated to
  contracts in payment period                            --              --            --            --               --
Contract terminations:
    Surrender benefits and contract charges         (86,211)       (129,665)       (7,582)           --          (53,272)
    Death benefits                                       --        (132,356)           --            --          (21,775)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (96,895)        325,571        (7,816)           (5)        (749,026)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,071,757       1,494,444        34,672           433        1,873,551
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,192,733      $1,883,753       $38,127          $541       $2,248,782
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              984,250       1,464,087        38,672            --        1,816,514
Contract purchase payments                            3,233          99,224            --            --          169,786
Net transfers(1)                                    (28,494)        460,341          (230)           --         (657,419)
Contract terminations:
    Surrender benefits and contract charges         (76,131)       (121,580)       (7,253)           --          (41,268)
    Death benefits                                       --        (125,895)           --            --          (16,674)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    882,858       1,776,177        31,189            --        1,270,939
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 176    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                     COL VP      VP DAVIS        VP GS        VP PTNRS
                                                   INTL OPP,   NY VENTURE,   MID CAP VAL,   SM CAP VAL,     WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3         CL 3          CL 3           CL 3         INTL
 OPERATIONS
Investment income (loss) -- net                     $    48     $  (44,104)      $ --        $  (15,001)  $   60,373
Net realized gain (loss) on sales of investments     (3,874)      (100,009)        (2)          (50,702)    (258,761)
Distributions from capital gains                         --             --         --                --           --
Net change in unrealized appreciation or
  depreciation of investments                        10,672      1,235,730        214           414,983    1,184,440
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     6,846      1,091,617        212           349,280      986,052
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --        563,176         --             1,940      227,013
Net transfers(1)                                     (3,969)     1,056,392        (10)          (36,707)    (705,271)
Adjustments to net assets allocated to contracts
  in payment period                                      --             --         --                --           --
Contract terminations:
    Surrender benefits and contract charges          (3,114)      (101,302)        --           (39,646)     (69,509)
    Death benefits                                       --        (25,827)        --                --      (21,628)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (7,083)     1,492,439        (10)          (74,413)    (569,395)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      36,903      2,095,524        576         1,033,325    2,301,583
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $36,666     $4,679,580       $778        $1,308,192   $2,718,240
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               41,354      3,490,399         --           978,124    2,418,517
Contract purchase payments                               --        857,621         --             2,986      230,234
Net transfers(1)                                     (5,253)     1,863,361         --           (22,984)    (624,970)
Contract terminations:
    Surrender benefits and contract charges          (3,571)      (157,170)        --           (32,575)     (64,694)
    Death benefits                                       --        (36,381)        --                --      (19,797)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     32,530      6,017,830         --           925,551    1,939,290
--------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    177

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                                USA
 OPERATIONS
Investment income (loss) -- net                                                 $  (19,781)
Net realized gain (loss) on sales of investments                                   (69,302)
Distributions from capital gains                                                        --
Net change in unrealized appreciation or depreciation of investments               637,008
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    547,925
------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                         135,493
Net transfers(1)                                                                    (6,591)
Adjustments to net assets allocated to contracts in payment period                      --
Contract terminations:
    Surrender benefits and contract charges                                        (41,807)
    Death benefits                                                                  (5,175)
------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                      81,920
------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  1,202,651
------------------------------------------------------------------------------------------
Net assets at end of year                                                       $1,832,496
------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                           1,660,414
Contract purchase payments                                                         174,015
Net transfers(1)                                                                    37,275
Contract terminations:
    Surrender benefits and contract charges                                        (52,655)
    Death benefits                                                                  (5,835)
------------------------------------------------------------------------------------------
Units outstanding at end of year                                                 1,813,214
------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 178    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Variable Annuity (Innovations)*
RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)* RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2))*

   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.


DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B   AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund, Class 2
                                     (previously Columbia High Yield Fund, Variable Series, Class B)
Col VP Marsico Gro, Cl 1           Columbia Variable Portfolio - Marsico Growth Fund, Class 1
                                     (previously Columbia Marsico Growth Fund, Variable Series, Class A)
Col VP Marsico Intl Opp, Cl 2      Columbia Variable Portfolio - Marsico International Opportunities Fund,
                                     Class 2
                                     (previously Columbia Marsico International Opportunities Fund, Variable
                                     Series, Class B)
Col VP Sm Cap Val, Cl 2            Columbia Variable Portfolio - Small Cap Value Fund, Class 2
                                     (previously Columbia Small Cap Value Fund, Variable Series, Class B)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est,      FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  Cl 2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2

-





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    179

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
FTVIPT Temp Global Bond, Cl 2      FTVIPT Templeton Global Bond Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VI Basic Val, Ser II       Invesco V.I. Basic Value Fund, Series II Shares
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II         Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser I         Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq,        Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
  Ser II
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
                                     (previously Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares)
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen World, Inst            Janus Aspen Series Worldwide Portfolio: Institutional Shares
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Global Real Estate Portfolio, Class II
                                     Shares)
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares)
MS UIF U.S. Real Est, Cl II        Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
                                     (previously Van Kampen's UIF U.S. Real Estate Portfolio, Class II
                                     Shares)
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
                                     (previously Oppenheimer Main Street Small Cap Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
                                     (previously Putnam VT New Opportunities Fund - Class IA Shares)
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(1)
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Balanced Fund
                                     (Class 3))
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Cash Management Fund
                                     (Class 3))
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Bond Fund
                                     (Class 3))
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Equity
                                     Income Fund (Class 3))
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (Class 3))
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Global Inflation
                                     Protected Securities Fund (Class 3))
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - High Yield Bond Fund
                                     (Class 3))

-





 180    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Income Opportunities
                                     Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
                                     (Class 3))
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Value Fund
                                     (Class 3))
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - S&P 500 Index Fund
                                     (Class 3))
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Short Duration U.S.
                                     Government Fund (Class 3))
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Growth Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (Class 3))
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - Emerging Markets Fund
                                     (Class 3))
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - International
                                     Opportunity Fund (Class 3))
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
--------------------------------------------------------------------------------------------------------------






  (1) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.


The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.


The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value

                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    181
which is the net asset value per share as determined by the respective Funds. There were no transfers between levels as of Dec. 31, 2010.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.


PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 1.90%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.85% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus(2)     1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------



4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.


 182    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

6. RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                    FEES PAID TO:
-------------------------------------------------------------------------------------------------------------
Investment Management Services    Columbia Management Investment Advisers, LLC
  Agreement
-------------------------------------------------------------------------------------------------------------
Administrative Services           Ameriprise Financial
  Agreement
-------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing     Columbia Management Investment Services Corp.
  Agreement                         (previously RiverSource Service Corporation)
-------------------------------------------------------------------------------------------------------------
Plan and Agreement of             Columbia Management Investment Distributors, Inc.
  Distribution Pursuant to Rule     (previously RiverSource Distributors, Inc.)
  12b-1
-------------------------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life of NY's general account to affiliated funds.


7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2010 were as follows:

DIVISION                                PURCHASES
---------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B        $     9,262
AB VPS Global Thematic Gro, Cl B              5,483
AB VPS Gro & Inc, Cl B                       10,608
AB VPS Intl Val, Cl B                       381,234
AB VPS Lg Cap Gro, Cl B                       2,208
AC VP Inc & Gro, Cl I                         7,129
AC VP Inflation Prot, Cl II                 166,925
AC VP Intl, Cl II                                14
AC VP Mid Cap Val, Cl II                        582
AC VP Ultra, Cl II                           59,986
AC VP Val, Cl I                               1,447
AC VP Val, Cl II                              1,491
Col VP Hi Inc, Cl 2                          47,964
Col VP Marsico Gro, Cl 1                    314,447
Col VP Marsico Intl Opp, Cl 2                   319
Col VP Sm Cap Val, Cl 2                     239,100
CS Commodity Return                           3,052
Drey IP MidCap Stock, Serv                      660
Drey IP Tech Gro, Serv                        4,552
Drey VIF Appr, Serv                             179
Drey VIF Intl Eq, Serv                          310
Drey VIF Intl Val, Serv                         314
EV VT Floating-Rate Inc                     264,252
Fid VIP Contrafund, Serv Cl 2               471,220
Fid VIP Gro, Serv Cl 2                       10,149
Fid VIP Invest Gr, Serv Cl 2                628,654
Fid VIP Mid Cap, Serv Cl 2                  137,395
Fid VIP Overseas, Serv Cl 2                  59,343
FTVIPT Frank Global Real Est, Cl 2           21,060
FTVIPT Frank Inc Sec, Cl 2                    3,137
FTVIPT Frank Rising Divd, Cl 2                   14
FTVIPT Frank Sm Cap Val, Cl 2                53,932
FTVIPT Frank Sm Mid Cap Gro, Cl 2            47,718
FTVIPT Mutual Shares Sec, Cl 2              177,757
FTVIPT Temp For Sec, Cl 2                    50,127
FTVIPT Temp Global Bond, Cl 2               325,836
FTVIPT Temp Gro Sec, Cl 2                       310
GS VIT Mid Cap Val, Inst                     81,163
GS VIT Structd U.S. Eq, Inst                    315
Invesco VI Basic Val, Ser II                 29,462
Invesco VI Cap Appr, Ser II                     308
Invesco VI Cap Dev, Ser II                   21,025
Invesco VI Core Eq, Ser I                     5,311
Invesco VI Core Eq, Ser II                      381
Invesco VI Global Hlth, Ser II                  300
Invesco VI Intl Gro, Ser I                      892
Invesco VI Intl Gro, Ser II                 332,779
Invesco VI Mid Cap Core Eq, Ser II            3,500
Invesco VanK VI Comstock, Ser II            164,187
Janus Aspen Bal, Inst                        30,070
Janus Aspen Janus, Serv                     253,484
Janus Aspen World, Inst                       3,463
LM CB Var Sm Cap Gro, Cl I                      300
MFS Inv Gro Stock, Serv Cl                      896
MFS New Dis, Serv Cl                         23,746
MFS Total Return, Serv Cl                   179,430
MFS Utilities, Serv Cl                       16,459
MS UIF Global Real Est, Cl II                57,532
MS UIF Mid Cap Gro, Cl II                       300
MS UIF U.S. Real Est, Cl II                     982
Oppen Cap Appr VA                             5,235
Oppen Cap Appr VA, Serv                     136,412
Oppen Global Sec VA, Serv                    60,903
Oppen Global Strategic Inc VA, Srv        1,350,458
Oppen Hi Inc VA                               1,145
Oppen Hi Inc VA, Serv                        42,942
Oppen Main St Sm Mid Cap VA, Serv            70,536
PIMCO VIT All Asset, Advisor Cl             310,125
Put VT Div Inc, Cl IA                         7,456
Put VT Div Inc, Cl IB                        12,231
Put VT Global Hlth Care, Cl IB                   13
Put VT Gro & Inc, Cl IA                       4,271
Put VT Gro & Inc, Cl IB                       4,001
Put VT Hi Yield, Cl IA                        4,832
Put VT Hi Yield, Cl IB                        6,528
Put VT Intl Eq, Cl IB                         2,715
Put VT Multi-Cap Gro, Cl IA                     169
Put VT Multi-Cap Gro, Cl IB                  23,470
Put VT Research, Cl IB                          237
Put VT Sm Cap Val, Cl IB                      3,496


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    183

DIVISION                                PURCHASES
---------------------------------------------------
Put VT Voyager, Cl IB                   $     3,057
Col VP Bal, Cl 3                            487,612
Col VP Cash Mgmt, Cl 3                    3,043,140
Col VP Div Bond, Cl 3                     8,442,147
Col VP Div Eq Inc, Cl 3                   9,171,800
Col VP Dyn Eq, Cl 3                         706,159
Col VP Global Inflation Prot Sec, Cl 3    5,368,252
Col VP Hi Yield Bond, Cl 3                  270,299
Col VP Inc Opp, Cl 3                      3,642,429
Col VP Mid Cap Gro Opp, Cl 3                 73,680
Col VP Mid Cap Val Opp, Cl 3                 10,741
Col VP S&P 500, Cl 3                      1,287,077
Col VP Short Duration, Cl 3               2,052,684
Col VP Lg Cap Gro, Cl 3                      81,655
Col VP Select Lg Cap Val, Cl 3                  716
Col VP Emer Mkts Opp, Cl 3                2,448,060
Col VP Intl Opp, Cl 3                        37,055
VP Aggr, Cl 2                               633,225
VP Aggr, Cl 4                            11,494,954
VP Conserv, Cl 2                            323,431
VP Conserv, Cl 4                          5,248,218
VP Davis NY Venture, Cl 3                 4,896,140
VP GS Mid Cap Val, Cl 3                       1,005
VP Mod, Cl 2                              5,237,121
VP Mod, Cl 4                             28,086,299
VP Mod Aggr, Cl 2                         3,206,863
VP Mod Aggr, Cl 4                        23,206,397
VP Mod Conserv, Cl 2                      1,311,773
VP Mod Conserv, Cl 4                      4,613,449
VP Ptnrs Sm Cap Val, Cl 3                 1,445,311
Wanger Intl                                 160,246
Wanger USA                                   90,838
---------------------------------------------------



8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2010:


                                              AB VPS BAL       AB VPS GLOBAL        AB VPS            AB VPS            AB VPS
                                           WEALTH STRATEGY,    THEMATIC GRO,      GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.11             $1.78             $1.46             $1.19             $1.52
1.05%                                             1.11              1.07              0.95              0.82                --
1.10%                                             1.10              1.76              1.45                --              1.51
1.15%                                             1.10              1.07              1.00              1.07                --
1.20%                                             1.10              1.06              0.94              0.82                --
1.25%                                             1.10              1.74              1.44              0.82              1.49
1.30%                                             1.10              1.74              1.43              1.06              1.49
1.35%                                             1.10              1.73              1.44              1.06              1.48
1.40%                                             1.10              1.72              1.43              0.81              1.47
1.45%                                               --              1.27              1.17              1.19                --
1.50%                                             1.09              1.05              0.97              1.05                --
1.55%                                             1.09              1.70              1.40              1.05              1.46
1.65%                                             1.09              1.69              1.39                --              1.45
1.70%                                             1.09              1.04              0.96              1.04                --
1.80%                                               --              0.89              0.74              0.58                --
1.90%                                               --              0.89              0.74              0.58                --
1.95%                                               --              1.26              1.16              1.18                --
2.00%                                               --              0.89              0.73              0.58                --
2.05%                                               --              1.26              1.16              1.18                --
-----------------------------------------------------------------------------------------------------------------------------------





 184    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                              INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,         ULTRA,
SUBACCOUNT                                       CL I              CL II             CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $1.18             $1.22
1.05%                                               --              1.22              1.14              1.02              1.09
1.10%                                               --                --                --                --                --
1.15%                                               --              1.21              1.37              1.01              1.04
1.20%                                               --              1.21              1.14              1.01              1.08
1.25%                                               --              1.21              1.13              1.01              1.08
1.30%                                               --              1.20              1.36              1.01              1.03
1.35%                                               --              1.20              1.35              1.01              1.03
1.40%                                             1.14              1.20              1.13              1.00              1.07
1.45%                                               --                --                --              1.18              1.22
1.50%                                               --              1.19              1.34              1.00              1.02
1.55%                                               --              1.19              1.34              1.00              1.02
1.65%                                               --                --                --                --                --
1.70%                                               --              1.17              1.32              0.99              1.01
1.80%                                               --                --                --              1.01              0.89
1.90%                                               --                --                --              1.01              0.89
1.95%                                               --                --                --              1.18              1.21
2.00%                                               --                --                --              1.00              0.89
2.05%                                               --                --                --              1.18              1.21
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        COL VP
                                                 AC VP             AC VP            COL VP            COL VP         MARSICO INTL
                                                 VAL,              VAL,             HI INC,        MARSICO GRO,          OPP,
SUBACCOUNT                                       CL I              CL II             CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.16             $0.97             $1.24             $1.22
1.05%                                               --              1.04              1.27              1.02              0.89
1.10%                                               --                --                --                --                --
1.15%                                               --              1.13              1.26              1.01              0.89
1.20%                                               --              1.03              1.26              1.01              0.89
1.25%                                               --              1.03              1.26              1.01              0.89
1.30%                                               --              1.12              1.25              1.01              0.88
1.35%                                               --              1.11              1.25              1.01              0.88
1.40%                                             1.68              1.02              1.25              1.00              0.88
1.45%                                               --              1.16              0.97              1.24              1.22
1.50%                                               --              1.10              1.24              1.00              0.88
1.55%                                               --              1.10              1.24              1.00              0.88
1.65%                                               --                --                --                --                --
1.70%                                               --              1.09              1.23              0.99              0.87
1.80%                                               --              0.85              1.14              0.89              0.77
1.90%                                               --              0.85              1.13              0.88              0.77
1.95%                                               --              1.15              0.97              1.23              1.22
2.00%                                               --              0.84              1.13              0.88              0.77
2.05%                                               --              1.15              0.96              1.23              1.21
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    185

                                                COL VP              CS              DREY IP           DREY IP          DREY VIF
                                              SM CAP VAL,        COMMODITY       MIDCAP STOCK,       TECH GRO,           APPR,
SUBACCOUNT                                       CL 2             RETURN             SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.26             $1.27             $  --             $  --             $  --
1.05%                                             1.19              0.99              1.06              1.43              1.17
1.10%                                               --                --                --                --                --
1.15%                                             1.37              0.99              1.18              1.41              1.22
1.20%                                             1.19              0.98              1.05              1.42              1.16
1.25%                                             1.18              0.98              1.05              1.42              1.16
1.30%                                             1.36              0.98              1.17              1.40              1.21
1.35%                                             1.36              0.98              1.17              1.39              1.20
1.40%                                             1.17              0.98              1.04              1.41              1.15
1.45%                                             1.26              1.27                --                --                --
1.50%                                             1.34              0.97              1.16              1.38              1.19
1.55%                                             1.34              0.97              1.15              1.38              1.19
1.65%                                               --                --                --                --                --
1.70%                                             1.33              0.96              1.14              1.36              1.18
1.80%                                             1.03              0.92                --                --                --
1.90%                                             1.02              0.92                --                --                --
1.95%                                             1.26              1.26                --                --                --
2.00%                                             1.02              0.91                --                --                --
2.05%                                             1.26              1.26                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                               DREY VIF          DREY VIF            EV VT            FID VIP           FID VIP
                                               INTL EQ,          INTL VAL,       FLOATING-RATE      CONTRAFUND,          GRO,
SUBACCOUNT                                       SERV              SERV               INC            SERV CL 2         SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.19             $1.14             $1.04             $1.98             $1.59
1.05%                                             0.84              0.98              1.10              1.13              1.10
1.10%                                               --                --                --              1.97              1.57
1.15%                                             0.84              1.18              1.09              1.33              1.13
1.20%                                             0.83              0.98              1.09              1.12              1.09
1.25%                                             0.83              0.97              1.09              1.94              1.56
1.30%                                             0.83              1.17              1.09              1.93              1.55
1.35%                                             0.83              1.17              1.08              1.93              1.54
1.40%                                             0.83              0.97              1.08              1.92              1.54
1.45%                                             1.19              1.14              1.04              1.20                --
1.50%                                             0.82              1.16              1.08              1.31              1.11
1.55%                                             0.82              1.15              1.08              1.90              1.52
1.65%                                               --                --                --              1.88              1.51
1.70%                                             0.82              1.14              1.07              1.29              1.09
1.80%                                             0.76              0.79              1.08              0.86                --
1.90%                                             0.76              0.78              1.07              0.86                --
1.95%                                             1.19              1.14              1.04              1.20                --
2.00%                                             0.76              0.78              1.07              0.86                --
2.05%                                             1.19              1.14              1.04              1.20                --
-----------------------------------------------------------------------------------------------------------------------------------





 186    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                              INVEST GR,         MID CAP,          OVERSEAS,     GLOBAL REAL EST,      INC SEC,
SUBACCOUNT                                     SERV CL 2         SERV CL 2         SERV CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.01             $2.86             $2.17             $1.49             $1.09
1.05%                                             1.25              1.31              1.04                --              1.20
1.10%                                               --              2.84              2.16              1.48                --
1.15%                                             1.24              1.63              1.28                --              1.29
1.20%                                             1.24              1.30              1.04                --              1.19
1.25%                                             1.24              2.80              2.13              1.46              1.19
1.30%                                             1.23              2.79              2.12              1.46              1.28
1.35%                                             1.23              2.78              2.11              1.49              1.27
1.40%                                             1.23              2.77              2.11              1.45              1.18
1.45%                                             1.01              1.24              1.23                --              1.09
1.50%                                             1.22              1.60              1.25                --              1.26
1.55%                                             1.21              2.74              2.08              1.43              1.26
1.65%                                               --              2.72              2.07              1.46                --
1.70%                                             1.20              1.58              1.24                --              1.25
1.80%                                             1.15              1.00              0.76                --              0.99
1.90%                                             1.15              1.00              0.75                --              0.99
1.95%                                             1.01              1.24              1.22                --              1.09
2.00%                                             1.14              0.99              0.75                --              0.99
2.05%                                             1.01              1.24              1.22                --              1.09
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL      FTVIPT TEMP
                                             RISING DIVD,       SM CAP VAL,       SM MID CAP        SHARES SEC,        FOR SEC,
SUBACCOUNT                                       CL 2              CL 2            GRO, CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $2.36             $2.04             $1.60             $2.16
1.05%                                             1.08                --              1.23              1.00                --
1.10%                                               --              2.34              2.02              1.59              2.15
1.15%                                             1.17                --              1.28              1.16                --
1.20%                                             1.08                --              1.23              0.99                --
1.25%                                             1.07              2.31              2.00              1.57              2.12
1.30%                                             1.16              2.30              1.99              1.56              2.11
1.35%                                             1.15              2.30              1.99              1.56              2.14
1.40%                                             1.07              2.29              1.98              1.55              2.10
1.45%                                               --                --                --                --                --
1.50%                                             1.14                --              1.25              1.14                --
1.55%                                             1.14              2.26              1.95              1.53              2.07
1.65%                                               --              2.24              1.94              1.52              2.09
1.70%                                             1.13                --              1.24              1.12                --
1.80%                                               --                --                --                --                --
1.90%                                               --                --                --                --                --
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    187

                                              FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT          INVESCO VI
                                             GLOBAL BOND,        GRO SEC,        MID CAP VAL,    STRUCTD U.S. EQ,     BASIC VAL,
SUBACCOUNT                                       CL 2              CL 2              INST              INST             SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.08             $1.15             $1.25             $1.18             $1.38
1.05%                                             1.64              0.94              1.18              0.79              0.84
1.10%                                               --                --                --                --              1.37
1.15%                                             1.71              1.07              1.38              0.78              0.88
1.20%                                             1.63              0.93              1.17              0.78              0.83
1.25%                                             1.63              0.93              1.17              0.78              1.35
1.30%                                             1.69              1.06              1.37              0.78              1.35
1.35%                                             1.69              1.06              1.37              0.78              1.34
1.40%                                             1.62              0.92              1.16              0.78              1.34
1.45%                                             1.07              1.15              1.24              1.17                --
1.50%                                             1.67              1.05              1.35              0.77              0.86
1.55%                                             1.67              1.05              1.35              0.77              1.32
1.65%                                               --                --                --                --              1.31
1.70%                                             1.65              1.04              1.34              0.77              0.85
1.80%                                             1.38              0.75              0.96              0.77                --
1.90%                                             1.37              0.74              0.95              0.77                --
1.95%                                             1.07              1.15              1.24              1.17                --
2.00%                                             1.37              0.74              0.95              0.77                --
2.05%                                             1.07              1.15              1.24              1.17                --
-----------------------------------------------------------------------------------------------------------------------------------

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP APPR,         CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,
SUBACCOUNT                                      SER II            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.21             $1.89             $  --             $1.09             $1.11
1.05%                                             0.81              1.04                --                --              0.95
1.10%                                               --              1.88                --              1.09                --
1.15%                                             0.81              1.22                --                --              0.95
1.20%                                             0.81              1.03                --                --              0.95
1.25%                                             0.80              1.86                --              1.08              0.95
1.30%                                             0.80              1.85                --              1.08              0.94
1.35%                                             0.80              1.84                --              1.08              0.94
1.40%                                             0.80              1.83              1.28              1.07              0.94
1.45%                                             1.21              1.23                --                --              1.11
1.50%                                             0.80              1.20                --                --              0.94
1.55%                                             0.80              1.81                --              1.07              0.94
1.65%                                               --              1.80                --              1.06                --
1.70%                                             0.79              1.18                --                --              0.93
1.80%                                             0.74              0.81                --                --              0.92
1.90%                                             0.73              0.81                --                --              0.92
1.95%                                             1.21              1.23                --                --              1.11
2.00%                                             0.73              0.80                --                --              0.91
2.05%                                             1.21              1.23                --                --              1.11
-----------------------------------------------------------------------------------------------------------------------------------




 188    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              INVESCO VI        INVESCO VI        INVESCO VI      INVESCO VANK VI     JANUS ASPEN
                                               INTL GRO,         INTL GRO,       MID CAP CORE        COMSTOCK,           BAL,
SUBACCOUNT                                       SER I            SER II          EQ, SER II          SER II             INST
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.17             $  --             $1.18             $  --
1.05%                                               --              0.91              1.21              1.01                --
1.10%                                               --                --                --                --                --
1.15%                                               --              0.91              1.31              1.08                --
1.20%                                               --              0.91              1.21              1.00                --
1.25%                                               --              0.91              1.20              1.00                --
1.30%                                               --              0.91              1.30              1.07                --
1.35%                                               --              0.90              1.30              1.07                --
1.40%                                             1.63              0.90              1.19              0.99              2.02
1.45%                                               --              1.16                --              1.18                --
1.50%                                               --              0.90              1.28              1.06                --
1.55%                                               --              0.90              1.28              1.06                --
1.65%                                               --                --                --                --                --
1.70%                                               --              0.89              1.27              1.05                --
1.80%                                               --              0.83                --              0.85                --
1.90%                                               --              0.83                --              0.84                --
1.95%                                               --              1.16                --              1.17                --
2.00%                                               --              0.83                --              0.84                --
2.05%                                               --              1.16                --              1.17                --
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN        LM CB VAR          MFS INV             MFS
                                                JANUS,            WORLD,          SM CAP GRO,       GRO STOCK,         NEW DIS,
SUBACCOUNT                                       SERV              INST              CL I             SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.17             $  --             $1.29             $1.56             $2.26
1.05%                                             0.96                --              1.06              1.15              1.50
1.10%                                               --                --                --              1.55              2.24
1.15%                                             0.95                --              1.06              1.18              1.58
1.20%                                             0.95                --              1.06              1.14              1.49
1.25%                                             0.95                --              1.05              1.53              2.22
1.30%                                             0.95                --              1.05              1.52              2.21
1.35%                                             0.95                --              1.05              1.52              2.20
1.40%                                             0.95              1.20              1.05              1.51              2.19
1.45%                                             1.17                --              1.29                --                --
1.50%                                             0.94                --              1.04              1.15              1.55
1.55%                                             0.94                --              1.04              1.49              2.17
1.65%                                               --                --                --              1.48              2.15
1.70%                                             0.94                --              1.04              1.14              1.53
1.80%                                             0.88                --              0.99                --                --
1.90%                                             0.88                --              0.99                --                --
1.95%                                             1.17                --              1.29                --                --
2.00%                                             0.87                --              0.98                --                --
2.05%                                             1.17                --              1.29                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    189

                                                  MFS               MFS             MS UIF            MS UIF            MS UIF
                                             TOTAL RETURN,      UTILITIES,     GLOBAL REAL EST,    MID CAP GRO,     U.S. REAL EST,
SUBACCOUNT                                      SERV CL           SERV CL            CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.45             $2.95             $1.21             $1.26             $  --
1.05%                                             1.10              1.41              0.79              1.21              1.01
1.10%                                             1.44              2.93                --                --                --
1.15%                                             1.14              1.81              0.79              1.20              1.35
1.20%                                             1.10              1.41              0.79              1.20              1.00
1.25%                                             1.42              2.89              0.79              1.20              1.00
1.30%                                             1.42              2.88              0.79              1.20              1.34
1.35%                                             1.41              2.87              0.78              1.20              1.33
1.40%                                             1.41              2.86              0.78              1.19              0.99
1.45%                                             1.09              1.17              1.21              1.26                --
1.50%                                             1.12              1.77              0.78              1.19              1.32
1.55%                                             1.39              2.83              0.78              1.19              1.31
1.65%                                             1.38              2.80                --                --                --
1.70%                                             1.10              1.75              0.77              1.18              1.30
1.80%                                             0.93              0.93              0.80              1.04                --
1.90%                                             0.93              0.92              0.80              1.04                --
1.95%                                             1.09              1.17              1.21              1.26                --
2.00%                                             0.93              0.92              0.79              1.03                --
2.05%                                             1.09              1.17              1.21              1.26                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   OPPEN GLOBAL
                                                 OPPEN             OPPEN         OPPEN GLOBAL      STRATEGIC INC         OPPEN
                                               CAP APPR        CAP APPR VA,         SEC VA,             VA,             HI INC
SUBACCOUNT                                        VA               SERV              SERV               SRV               VA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.49             $2.34             $1.60             $  --
1.05%                                               --              1.02              1.14              1.31                --
1.10%                                               --              1.48              2.32              1.59                --
1.15%                                               --              1.05              1.36              1.33                --
1.20%                                               --              1.02              1.14              1.30                --
1.25%                                               --              1.46              2.30              1.57                --
1.30%                                               --              1.45              2.29              1.56                --
1.35%                                               --              1.45              2.28              1.56                --
1.40%                                             1.36              1.44              2.27              1.55              0.41
1.45%                                               --              1.19              1.19              1.07                --
1.50%                                               --              1.02              1.34              1.31                --
1.55%                                               --              1.43              2.24              1.53                --
1.65%                                               --              1.41              2.23              1.52                --
1.70%                                               --              1.01              1.32              1.29                --
1.80%                                               --              0.78              0.87              1.13                --
1.90%                                               --              0.78              0.86              1.12                --
1.95%                                               --              1.19              1.18              1.06                --
2.00%                                               --              0.78              0.86              1.12                --
2.05%                                               --              1.19              1.18              1.06                --
-----------------------------------------------------------------------------------------------------------------------------------




 190    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                 OPPEN          OPPEN MAIN         PIMCO VIT          PUT VT            PUT VT
                                              HI INC VA,       ST SM MID CAP      ALL ASSET,         DIV INC,          DIV INC,
SUBACCOUNT                                       SERV            VA, SERV         ADVISOR CL           CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.41             $2.21             $1.06             $  --             $  --
1.05%                                               --              1.09              1.16                --                --
1.10%                                             0.41              2.19                --                --                --
1.15%                                               --              1.26              1.16                --                --
1.20%                                               --              1.08              1.15                --                --
1.25%                                             0.40              2.16              1.15                --                --
1.30%                                             0.40              2.16              1.15                --                --
1.35%                                             0.40              2.15              1.15                --                --
1.40%                                             0.40              2.14              1.14              1.71              1.75
1.45%                                               --              1.22              1.06                --                --
1.50%                                               --              1.24              1.14                --                --
1.55%                                             0.39              2.11              1.14                --                --
1.65%                                             0.39              2.10                --                --                --
1.70%                                               --              1.22              1.13                --                --
1.80%                                               --              0.93              1.10                --                --
1.90%                                               --              0.93              1.10                --                --
1.95%                                               --              1.22              1.06                --                --
2.00%                                               --              0.93              1.10                --                --
2.05%                                               --              1.22              1.06                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GLOBAL HLTH       GRO & INC,        GRO & INC,         HI YIELD,         HI YIELD,
SUBACCOUNT                                    CARE, CL IB          CL IA             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $1.45             $  --             $  --
1.05%                                             1.09                --                --                --                --
1.10%                                               --                --              1.44                --                --
1.15%                                             1.20                --                --                --                --
1.20%                                             1.08                --                --                --                --
1.25%                                             1.08                --              1.42                --                --
1.30%                                             1.19                --              1.42                --                --
1.35%                                             1.18                --              1.41                --                --
1.40%                                             1.07              1.29              1.10              1.70              1.81
1.45%                                               --                --                --                --                --
1.50%                                             1.17                --                --                --                --
1.55%                                             1.17                --              1.39                --                --
1.65%                                               --                --              1.38                --                --
1.70%                                             1.16                --                --                --                --
1.80%                                               --                --                --                --                --
1.90%                                               --                --                --                --                --
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    191

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,        SM CAP VAL,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.80             $  --             $1.13             $1.50             $  --
1.05%                                             0.97                --              1.13                --              0.95
1.10%                                             1.79                --              1.13              1.49                --
1.15%                                             1.18                --              1.13                --              1.08
1.20%                                             0.96                --              1.13                --              0.94
1.25%                                             1.77                --              1.13              1.47              0.94
1.30%                                             1.76                --              1.13              1.46              1.07
1.35%                                             1.75                --              1.13              1.46              1.07
1.40%                                             1.75              1.22              1.13              1.45              0.93
1.45%                                               --                --                --                --                --
1.50%                                             1.15                --              1.13                --              1.06
1.55%                                             1.73                --              1.13              1.43              1.06
1.65%                                             1.71                --              1.13              1.42                --
1.70%                                             1.14                --              1.13                --              1.05
1.80%                                               --                --                --                --                --
1.90%                                               --                --                --                --                --
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            COL VP            COL VP            COL VP            COL VP
                                               VOYAGER,            BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,
SUBACCOUNT                                       CL IB             CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $1.07             $1.28             $2.18
1.05%                                               --                --              1.05              1.22              1.03
1.10%                                               --                --              1.07              1.28              2.17
1.15%                                               --                --              1.07              1.22              1.27
1.20%                                               --                --              1.04              1.22              1.03
1.25%                                               --                --              1.05              1.25              2.14
1.30%                                               --                --              1.05              1.25              2.13
1.35%                                               --                --              1.05              1.25              2.12
1.40%                                             1.43              1.24              1.12              1.42              2.12
1.45%                                               --                --              0.99              1.02              1.21
1.50%                                               --                --              1.05              1.20              1.25
1.55%                                               --                --              1.03              1.23              2.09
1.65%                                               --                --              1.02              1.22              2.08
1.70%                                               --                --              1.04              1.18              1.23
1.80%                                               --                --              0.98              1.11              0.80
1.90%                                               --                --              0.97              1.11              0.80
1.95%                                               --                --              0.99              1.01              1.21
2.00%                                               --                --              0.97              1.11              0.80
2.05%                                               --                --              0.99              1.01              1.20
-----------------------------------------------------------------------------------------------------------------------------------




 192    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                COL VP         COL VP GLOBAL        COL VP            COL VP          COL VP MID
                                                DYN EQ,       INFLATION PROT    HI YIELD BOND,       INC OPP,        CAP GRO OPP,
SUBACCOUNT                                       CL 3            SEC, CL 3           CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.90             $1.02             $1.08             $1.07             $  --
1.05%                                             0.95              1.18              1.37              1.37              1.30
1.10%                                             0.90                --                --                --                --
1.15%                                             1.02              1.18              1.45              1.41              1.38
1.20%                                             0.94              1.17              1.36              1.36              1.29
1.25%                                             0.89              1.17              1.36              1.35              1.29
1.30%                                             1.01              1.17              1.44              1.39              1.37
1.35%                                             1.01              1.17              1.43              1.39              1.37
1.40%                                             0.99              1.16              1.35              1.34              1.17
1.45%                                             1.20              1.02              1.08              1.07                --
1.50%                                             1.00              1.16              1.42              1.38              1.35
1.55%                                             1.00              1.16              1.42              1.37              1.35
1.65%                                             0.88                --                --                --                --
1.70%                                             0.99              1.15              1.40              1.36              1.34
1.80%                                             0.76              1.09              1.22              1.22                --
1.90%                                             0.75              1.09              1.21              1.22                --
1.95%                                             1.20              1.01              1.08              1.07                --
2.00%                                             0.75              1.08              1.21              1.21                --
2.05%                                             1.20              1.01              1.07              1.07                --
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL VP MID          COL VP            COL VP            COL VP         COL VP SELECT
                                             CAP VAL OPP,        S&P 500,       SHORT DURATION,     LG CAP GRO,       LG CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.26             $1.57             $1.10             $1.40             $  --
1.05%                                             0.92              1.04              1.10              0.99              1.01
1.10%                                               --              1.56              1.09              1.39                --
1.15%                                             0.91              1.10              1.10              1.07              1.10
1.20%                                             0.91              1.03              1.09              0.98              1.01
1.25%                                             0.91              1.54              1.08              1.38              1.01
1.30%                                             0.91              1.54              1.07              1.37              1.09
1.35%                                             0.91              1.53              1.07              1.37              1.08
1.40%                                             0.91              1.53              1.07              1.36              1.00
1.45%                                             1.26              1.17              1.00              1.21                --
1.50%                                             0.90              1.07              1.08              1.05              1.07
1.55%                                             0.90              1.51              1.05              1.34              1.07
1.65%                                               --              1.50              1.05              1.33                --
1.70%                                             0.90              1.06              1.07              1.04              1.06
1.80%                                             0.86              0.83              1.01              0.80                --
1.90%                                             0.86              0.83              1.01              0.79                --
1.95%                                             1.26              1.17              1.00              1.20                --
2.00%                                             0.86              0.82              1.00              0.79                --
2.05%                                             1.26              1.17              1.00              1.20                --
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    193

                                                COL VP            COL VP              VP                VP                VP
                                               EMER MKTS         INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     OPP, CL 3           CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.22             $1.19             $1.17             $1.17             $1.05
1.05%                                             1.72              1.10              1.12              1.12              1.04
1.10%                                               --                --                --                --                --
1.15%                                             2.41              1.36              1.12              1.12              1.04
1.20%                                             1.71              1.10              1.12              1.12              1.04
1.25%                                             1.70              1.09              1.12              1.12              1.04
1.30%                                             2.39              1.35              1.12              1.12              1.04
1.35%                                             2.38              1.35              1.12              1.12              1.04
1.40%                                             1.69              1.24              1.12              1.12              1.04
1.45%                                             1.22              1.19              1.16              1.16              1.05
1.50%                                             2.36              1.33              1.12              1.12              1.04
1.55%                                             2.35              1.33              1.12              1.12              1.04
1.65%                                               --                --                --                --                --
1.70%                                             2.33              1.32              1.12              1.12              1.04
1.80%                                             0.96              0.82              1.11              1.11              1.04
1.90%                                             0.96              0.81              1.11              1.11              1.04
1.95%                                             1.21              1.19              1.16              1.16              1.04
2.00%                                             0.95              0.81              1.11              1.11              1.04
2.05%                                             1.21              1.19              1.16              1.16              1.04
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP             VP DAVIS            VP GS              VP                VP
                                               CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.05             $1.16             $1.23             $1.11             $1.11
1.05%                                             1.04              0.87              1.18              1.09              1.09
1.10%                                               --                --                --                --                --
1.15%                                             1.04              0.86              1.27              1.09              1.09
1.20%                                             1.04              0.86              1.17              1.09              1.09
1.25%                                             1.04              0.86              1.17              1.09              1.09
1.30%                                             1.04              0.86              1.25              1.09              1.09
1.35%                                             1.04              0.86              1.25              1.09              1.09
1.40%                                             1.04              0.85              1.16              1.09              1.09
1.45%                                             1.05              1.16              1.23              1.11              1.11
1.50%                                             1.04              0.85              1.24              1.09              1.09
1.55%                                             1.04              0.85              1.24              1.09              1.09
1.65%                                               --                --                --                --                --
1.70%                                             1.04              0.84              1.22              1.09              1.09
1.80%                                             1.04              0.83              0.95              1.09              1.09
1.90%                                             1.04              0.83              0.95              1.09              1.09
1.95%                                             1.05              1.16              1.22              1.10              1.10
2.00%                                             1.04              0.83              0.94              1.09              1.09
2.05%                                             1.05              1.16              1.22              1.10              1.10
-----------------------------------------------------------------------------------------------------------------------------------





 194    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                  VP                VP                VP                VP             VP PTNRS
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,       SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.14             $1.14             $1.08             $1.08             $2.36
1.05%                                             1.11              1.11              1.07              1.07              1.19
1.10%                                               --                --                --                --              2.34
1.15%                                             1.11              1.11              1.07              1.07              1.38
1.20%                                             1.11              1.11              1.07              1.07              1.18
1.25%                                             1.11              1.11              1.07              1.07              2.31
1.30%                                             1.11              1.11              1.07              1.07              2.30
1.35%                                             1.11              1.11              1.07              1.07              2.30
1.40%                                             1.11              1.11              1.07              1.07              2.29
1.45%                                             1.13              1.13              1.08              1.08              1.23
1.50%                                             1.11              1.11              1.07              1.07              1.35
1.55%                                             1.11              1.11              1.07              1.07              2.26
1.65%                                               --                --                --                --              2.24
1.70%                                             1.11              1.11              1.06              1.07              1.33
1.80%                                             1.10              1.11              1.06              1.06              1.02
1.90%                                             1.10              1.11              1.06              1.06              1.02
1.95%                                             1.13              1.13              1.07              1.07              1.23
2.00%                                             1.10              1.10              1.06              1.06              1.02
2.05%                                             1.13              1.13              1.07              1.07              1.23
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      WANGER            WANGER
SUBACCOUNT                                                                                             INTL               USA
                                                                                                 ----------------------------------
1.00%                                                                                                  $1.22             $1.29
1.05%                                                                                                   1.40              1.15
1.10%                                                                                                     --                --
1.15%                                                                                                   2.00              1.30
1.20%                                                                                                   1.39              1.15
1.25%                                                                                                   1.38              1.14
1.30%                                                                                                   1.98              1.29
1.35%                                                                                                   1.97              1.28
1.40%                                                                                                   1.37              1.14
1.45%                                                                                                   1.22              1.29
1.50%                                                                                                   1.96              1.27
1.55%                                                                                                   1.95              1.27
1.65%                                                                                                     --                --
1.70%                                                                                                   1.93              1.26
1.80%                                                                                                   0.94              0.97
1.90%                                                                                                   0.93              0.97
1.95%                                                                                                   1.21              1.28
2.00%                                                                                                   0.93              0.96
2.05%                                                                                                   1.21              1.28
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    195

The following is a summary of units outstanding at Dec. 31, 2010:

                                              AB VPS BAL       AB VPS GLOBAL        AB VPS            AB VPS            AB VPS
                                           WEALTH STRATEGY,    THEMATIC GRO,      GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                             2,628              7,096              958                 --             1,957
1.05%                                                --                 --               --              3,864                --
1.10%                                            98,893             62,679           92,781                 --             4,833
1.15%                                            10,330                 --           10,464            228,480                --
1.20%                                                --                 --               --                 --                --
1.25%                                                --                 --               --              1,770                --
1.30%                                            54,066                 --            5,765            237,237             6,055
1.35%                                            89,652                 --          197,518            323,731            19,029
1.40%                                                54              4,469            8,284             10,217            59,574
1.45%                                                --                 --               --                 --                --
1.50%                                            17,039                 --               --            328,410                --
1.55%                                                --                 --               --             22,194                --
1.65%                                            16,342             28,144           79,891                 --            57,549
1.70%                                                --                 --               --             39,340                --
1.80%                                                --                 --               --                 --                --
1.90%                                                --                 --               --                 --                --
1.95%                                                --                 --               --                 --                --
2.00%                                                --                 --               --                 --                --
2.05%                                                --                 --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           289,004            102,388          395,661          1,195,243           148,997
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                              INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,         ULTRA,
SUBACCOUNT                                       CL I              CL II             CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                 --               --                 --                --
1.05%                                                --                 --               --                 --                --
1.10%                                                --                 --               --                 --                --
1.15%                                                --            225,889               --             11,590           333,953
1.20%                                                --                 --               --                 --                --
1.25%                                                --                 --               --                 --                --
1.30%                                                --            314,915               --                 --           302,201
1.35%                                                --            291,858               --                 --           518,951
1.40%                                            58,491                 --               --                 --            30,102
1.45%                                                --                 --               --                 --                --
1.50%                                                --            352,423               --                 --           473,243
1.55%                                                --             25,556               --                 --            44,004
1.65%                                                --                 --               --                 --                --
1.70%                                                --             46,048               --                 --            52,429
1.80%                                                --                 --               --              2,079                --
1.90%                                                --                 --               --                 --                --
1.95%                                                --                 --               --                 --                --
2.00%                                                --                 --               --                 --                --
2.05%                                                --                 --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            58,491          1,256,689               --             13,669         1,754,883
-----------------------------------------------------------------------------------------------------------------------------------




 196    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                                                        COL VP
                                                 AC VP             AC VP            COL VP            COL VP         MARSICO INTL
                                                 VAL,              VAL,             HI INC,        MARSICO GRO,          OPP,
SUBACCOUNT                                       CL I              CL II             CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                --                 --                --               --
1.05%                                               --                --                 --             8,267               --
1.10%                                               --                --                 --                --               --
1.15%                                               --                --             59,535             2,311               --
1.20%                                               --                --                 --                --               --
1.25%                                               --                --                 --             4,625               --
1.30%                                               --            13,515            100,483            15,488               --
1.35%                                               --                --             61,434            19,673               --
1.40%                                           41,243                --                 --                --               --
1.45%                                               --                --                 --                --               --
1.50%                                               --            42,262             59,457            13,624               --
1.55%                                               --                --              9,879                --               --
1.65%                                               --                --                 --                --               --
1.70%                                               --                --             10,232             3,505               --
1.80%                                               --                --                 --                --            2,727
1.90%                                               --                --                 --                --               --
1.95%                                               --                --                 --                --               --
2.00%                                               --                --                 --                --               --
2.05%                                               --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           41,243            55,777            301,020            67,493            2,727
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP              CS              DREY IP           DREY IP          DREY VIF
                                              SM CAP VAL,        COMMODITY       MIDCAP STOCK,       TECH GRO,           APPR,
SUBACCOUNT                                       CL 2             RETURN             SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                --                 --                --               --
1.05%                                            5,400                --                 --                --               --
1.10%                                               --                --                 --                --               --
1.15%                                            1,393                --             10,441            56,471               --
1.20%                                            3,570                --                 --                --               --
1.25%                                            3,348                --                 --                --               --
1.30%                                            8,747                --                 --            49,809               --
1.35%                                            9,943                --              7,078            88,364            7,452
1.40%                                               --                --                 --             7,139               --
1.45%                                               --                --                 --                --               --
1.50%                                            7,208                --             14,791            82,089               --
1.55%                                               --                --                 --             2,778               --
1.65%                                               --                --                 --                --               --
1.70%                                            2,044                --                 --             8,798               --
1.80%                                               --                --                 --                --               --
1.90%                                               --             3,205                 --                --               --
1.95%                                               --                --                 --                --               --
2.00%                                               --                --                 --                --               --
2.05%                                               --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           41,653             3,205             32,310           295,448            7,452
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    197

                                               DREY VIF          DREY VIF            EV VT            FID VIP           FID VIP
                                               INTL EQ,          INTL VAL,       FLOATING-RATE      CONTRAFUND,          GRO,
SUBACCOUNT                                       SERV              SERV               INC            SERV CL 2         SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --               --             68,274            1,840
1.05%                                                 --                --            1,846             56,528               --
1.10%                                                 --                --               --          1,069,819           91,120
1.15%                                                 --                --           14,483            648,008               --
1.20%                                                 --                --            3,063             14,279               --
1.25%                                                 --                --            2,690            157,445           18,547
1.30%                                                 --                --            3,708            462,212            5,225
1.35%                                                 --                --           13,579          1,467,505           78,557
1.40%                                                 --                --               --            132,251           47,272
1.45%                                                 --                --               --                 --               --
1.50%                                                 --                --           26,385          1,065,716               --
1.55%                                                 --                --               --            112,868               --
1.65%                                                 --                --               --            124,215          133,740
1.70%                                                 --                --            1,862             79,306               --
1.80%                                                 --                --               --              2,441               --
1.90%                                                 --                --               --                 --               --
1.95%                                                 --                --               --                 --               --
2.00%                                                 --                --               --                 --               --
2.05%                                                 --                --               --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                 --                --           67,616          5,460,867          376,301
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                              INVEST GR,         MID CAP,          OVERSEAS,        GLOBAL REAL        INC SEC,
SUBACCOUNT                                     SERV CL 2         SERV CL 2         SERV CL 2         EST, CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            20,541            6,172              4,679               --
1.05%                                             52,282             2,366               --                 --               --
1.10%                                                 --           295,301           70,426             13,985               --
1.15%                                            200,576            70,397           25,385                 --               --
1.20%                                             13,960             3,386               --                 --               --
1.25%                                              2,855            26,029            2,450                553               --
1.30%                                            327,893           134,537           13,097             52,698               --
1.35%                                            247,985           231,117          150,237             24,339               --
1.40%                                                 --            63,623           12,605                 --               --
1.45%                                                 --                --               --                 --               --
1.50%                                            256,109           127,960           28,164                 --            1,208
1.55%                                             53,055            55,891            3,704              9,852               --
1.65%                                                 --           140,112           15,953             12,628               --
1.70%                                             47,292            13,046              273                 --               --
1.80%                                                 --                --            2,668                 --               --
1.90%                                                 --                --               --                 --            2,786
1.95%                                                 --                --               --                 --               --
2.00%                                                 --                --               --                 --               --
2.05%                                                 --                --               --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,202,007         1,184,306          331,134            118,734            3,994
-----------------------------------------------------------------------------------------------------------------------------------




 198    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL        FTVIPT
                                             RISING DIVD,       SM CAP VAL,       SM MID CAP        SHARES SEC,      TEMP FOR SEC,
SUBACCOUNT                                       CL 2              CL 2            GRO, CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             1,794            12,555             49,704            4,893
1.05%                                                --                --                --                 --               --
1.10%                                                --            81,913           119,329            410,023          112,387
1.15%                                                --                --             9,976             16,429               --
1.20%                                                --                --                --                 --               --
1.25%                                                --            12,564            15,146            145,363           39,755
1.30%                                                --            18,813            57,047             84,882           24,786
1.35%                                                --           112,104           269,897            643,374          126,134
1.40%                                                --             1,914            15,868            186,367            8,753
1.45%                                                --                --                --                 --               --
1.50%                                                --                --             4,510             16,348               --
1.55%                                                --             4,766             5,308             27,422               --
1.65%                                                --            17,171            62,357            223,284           49,658
1.70%                                                --                --                --                 --               --
1.80%                                                --                --                --                 --               --
1.90%                                                --                --                --                 --               --
1.95%                                                --                --                --                 --               --
2.00%                                                --                --                --                 --               --
2.05%                                                --                --                --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                --           251,039           571,993          1,803,196          366,366
-----------------------------------------------------------------------------------------------------------------------------------

                                              FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT          INVESCO VI
                                             GLOBAL BOND,        GRO SEC,        MID CAP VAL,    STRUCTD U.S. EQ,     BASIC VAL,
SUBACCOUNT                                       CL 2              CL 2              INST              INST             SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --                --                 --            2,698
1.05%                                             1,873                --             1,829                 --               --
1.10%                                                --                --                --                 --          121,998
1.15%                                            68,104                --           145,581                 --           83,972
1.20%                                             2,313                --                --                 --               --
1.25%                                             2,194                --               669                 --               --
1.30%                                            88,692                --           140,196                 --           34,819
1.35%                                            99,698                --           228,672                 --          211,283
1.40%                                            18,329                --            18,020                 --           27,537
1.45%                                                --                --                --                 --               --
1.50%                                           107,796                --           270,173                 --           83,646
1.55%                                             6,475                --            17,826                 --           14,056
1.65%                                                --                --                --                 --           37,318
1.70%                                            13,345                --            22,029                 --              809
1.80%                                                --                --                --                 --               --
1.90%                                                --                --                --                 --               --
1.95%                                                --                --                --                 --               --
2.00%                                                --                --                --                 --               --
2.05%                                                --                --                --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           408,819                --           844,995                 --          618,136
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    199

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP APPR,         CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,
SUBACCOUNT                                      SER II            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                --                 --                 --               --
1.05%                                               --                --                 --                 --               --
1.10%                                               --            46,092                 --              7,851               --
1.15%                                               --                --                 --                 --           10,671
1.20%                                               --                --                 --                 --               --
1.25%                                               --                --                 --                 --               --
1.30%                                               --             8,296                 --                 --               --
1.35%                                               --            30,686                 --                 --               --
1.40%                                               --                --            365,309                 --               --
1.45%                                               --                --                 --                 --               --
1.50%                                               --                --                 --                 --               --
1.55%                                               --                --                 --                 --               --
1.65%                                               --             3,345                 --                 --               --
1.70%                                               --                --                 --                 --               --
1.80%                                               --                --                 --                 --               --
1.90%                                               --                --                 --                 --               --
1.95%                                               --                --                 --                 --               --
2.00%                                               --                --                 --                 --               --
2.05%                                               --                --                 --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                               --            88,419            365,309              7,851           10,671
-----------------------------------------------------------------------------------------------------------------------------------

                                              INVESCO VI        INVESCO VI        INVESCO VI       INVESCO VANK       JANUS ASPEN
                                               INTL GRO,         INTL GRO,       MID CAP CORE      VI COMSTOCK,          BAL,
SUBACCOUNT                                       SER I            SER II          EQ, SER II          SER II             INST
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                --                 --                 --               --
1.05%                                               --             6,926                 --              3,192               --
1.10%                                               --                --                 --                 --               --
1.15%                                               --               977             13,375            570,953               --
1.20%                                               --            14,430                 --                 --               --
1.25%                                               --             4,072                 --              1,538               --
1.30%                                               --             9,726              6,954            587,968               --
1.35%                                               --            12,301             34,707            841,752               --
1.40%                                           25,511                --                 --             31,992          371,867
1.45%                                               --                --                 --                 --               --
1.50%                                               --             7,589             13,885            805,202               --
1.55%                                               --                --              1,133             46,968               --
1.65%                                               --                --                 --                 --               --
1.70%                                               --             3,244                184             98,079               --
1.80%                                               --                --                 --              2,502               --
1.90%                                               --                --                 --                 --               --
1.95%                                               --                --                 --                 --               --
2.00%                                               --                --                 --                 --               --
2.05%                                               --                --                 --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           25,511            59,265             70,238          2,990,146          371,867
-----------------------------------------------------------------------------------------------------------------------------------




 200    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              JANUS ASPEN       JANUS ASPEN        LM CB VAR          MFS INV             MFS
                                                JANUS,            WORLD,          SM CAP GRO,       GRO STOCK,         NEW DIS,
SUBACCOUNT                                       SERV              INST              CL I             SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --               --               --              4,614               974
1.05%                                              7,641               --               --                 --                --
1.10%                                                 --               --               --             97,939            66,040
1.15%                                              2,359               --               --                 --             8,795
1.20%                                                 --               --               --                 --                --
1.25%                                              3,922               --               --                 --            15,261
1.30%                                             13,888               --               --              6,105                --
1.35%                                             19,565               --               --             81,473            77,052
1.40%                                                 --          133,444               --                 --            17,588
1.45%                                                 --               --               --                 --                --
1.50%                                             13,628               --               --                 --                --
1.55%                                                 --               --               --                 --                --
1.65%                                                 --               --               --              3,747                --
1.70%                                              2,919               --               --                 --                --
1.80%                                                 --               --               --                 --                --
1.90%                                                 --               --               --                 --                --
1.95%                                                 --               --               --                 --                --
2.00%                                                 --               --               --                 --                --
2.05%                                                 --               --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             63,922          133,444               --            193,878           185,710
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS             MS UIF            MS UIF            MS UIF
                                             TOTAL RETURN,      UTILITIES,        GLOBAL REAL      MID CAP GRO,     U.S. REAL EST,
SUBACCOUNT                                      SERV CL           SERV CL         EST, CL II           CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                             22,745               --               --                 --                --
1.05%                                                 --               --            1,333                 --                --
1.10%                                            532,987           42,941               --                 --                --
1.15%                                              4,942            6,366              542                 --            11,722
1.20%                                                 --               --               --                 --                --
1.25%                                             80,970               --              908                 --                --
1.30%                                             15,236            1,334            3,935                 --            13,776
1.35%                                          1,035,907            1,583            3,420                 --             2,322
1.40%                                             45,273            1,944               --                 --                --
1.45%                                                 --               --               --                 --                --
1.50%                                              1,977               --            4,346                 --             9,370
1.55%                                             48,114            5,092               --                 --               598
1.65%                                            100,111            3,674               --                 --                --
1.70%                                                 --               --              760                 --                --
1.80%                                                 --               --               --                 --                --
1.90%                                              2,875            3,073            3,804                 --                --
1.95%                                                 --               --               --                 --                --
2.00%                                                 --               --               --                 --                --
2.05%                                                 --               --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,891,137           66,007           19,048                 --            37,788
-----------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    201

                                                 OPPEN           OPPEN CAP       OPPEN GLOBAL      OPPEN GLOBAL          OPPEN
                                               CAP APPR          APPR VA,           SEC VA,        STRATEGIC INC        HI INC
SUBACCOUNT                                        VA               SERV              SERV             VA, SRV             VA
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             32,819              577             97,962              --
1.05%                                                --                 --               --             70,040              --
1.10%                                                --            465,180          117,754            522,550              --
1.15%                                                --            210,974               --            273,527              --
1.20%                                                --                 --               --                 --              --
1.25%                                                --             21,395              531            183,988              --
1.30%                                                --            233,950            6,761            280,377              --
1.35%                                                --            933,555           51,674            636,835              --
1.40%                                           133,059             49,465            7,908            151,651          40,517
1.45%                                                --                 --               --                 --              --
1.50%                                                --            312,696           23,520            247,765              --
1.55%                                                --             16,488               --            118,438              --
1.65%                                                --            147,902           38,541            216,127              --
1.70%                                                --             36,127               --             33,362              --
1.80%                                                --              2,508               --                 --              --
1.90%                                                --                 --               --                 --              --
1.95%                                                --                 --               --                 --              --
2.00%                                                --                 --               --                 --              --
2.05%                                                --                 --               --                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           133,059          2,463,059          247,266          2,832,622          40,517
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN          OPPEN MAIN         PIMCO VIT          PUT VT            PUT VT
                                              HI INC VA,       ST SM MID CAP      ALL ASSET,         DIV INC,          DIV INC,
SUBACCOUNT                                       SERV            VA, SERV         ADVISOR CL           CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                             2,351              2,379               --                 --              --
1.05%                                                --                 --            4,381                 --              --
1.10%                                           197,522            214,657               --                 --              --
1.15%                                                --             66,200            2,212                 --              --
1.20%                                                --                 --            2,892                 --              --
1.25%                                                --             18,516            1,857                 --              --
1.30%                                             6,270             24,046            9,533                 --              --
1.35%                                            47,224            225,827           18,713                 --              --
1.40%                                             1,112             30,696               --             31,730          39,466
1.45%                                                --                 --               --                 --              --
1.50%                                                --            120,508           52,988                 --              --
1.55%                                                --             44,734               --                 --              --
1.65%                                             3,061            113,234               --                 --              --
1.70%                                                --                 --            1,365                 --              --
1.80%                                                --              2,499            1,583                 --              --
1.90%                                                --                 --            2,482                 --              --
1.95%                                                --                 --               --                 --              --
2.00%                                                --                 --               --                 --              --
2.05%                                                --                 --               --                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           257,540            863,296           98,006             31,730          39,466
-----------------------------------------------------------------------------------------------------------------------------------




 202    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             PUT VT GLOBAL        PUT VT            PUT VT            PUT VT            PUT VT
                                              HLTH CARE,        GRO & INC,        GRO & INC,         HI YIELD,         HI YIELD,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                               --                --              1,948               --                --
1.05%                                               --                --                 --               --                --
1.10%                                               --                --                 --               --                --
1.15%                                               --                --                 --               --                --
1.20%                                               --                --                 --               --                --
1.25%                                               --                --              3,356               --                --
1.30%                                               --                --                 --               --                --
1.35%                                               --                --             14,958               --                --
1.40%                                               --            52,005            163,924           40,206            46,041
1.45%                                               --                --                 --               --                --
1.50%                                               --                --                 --               --                --
1.55%                                               --                --                 --               --                --
1.65%                                               --                --                 --               --                --
1.70%                                               --                --                 --               --                --
1.80%                                               --                --                 --               --                --
1.90%                                               --                --                 --               --                --
1.95%                                               --                --                 --               --                --
2.00%                                               --                --                 --               --                --
2.05%                                               --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                               --            52,005            184,186           40,206            46,041
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,        SM CAP VAL,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            1,893                --                 --               --                --
1.05%                                               --                --                 --               --                --
1.10%                                              746                --                 --            5,699                --
1.15%                                               --                --                 --               --            11,645
1.20%                                               --                --                 --               --                --
1.25%                                            3,346                --                 --               --                --
1.30%                                               --                --              9,040               --             8,389
1.35%                                            5,960                --                 --               --            12,561
1.40%                                           28,667            25,166              1,707               --            10,845
1.45%                                               --                --                 --               --                --
1.50%                                               --                --                 --               --            18,986
1.55%                                               --                --                 --               --            10,033
1.65%                                               --                --             11,883               --                --
1.70%                                               --                --                 --               --                --
1.80%                                               --                --                 --               --                --
1.90%                                               --                --                 --               --                --
1.95%                                               --                --                 --               --                --
2.00%                                               --                --                 --               --                --
2.05%                                               --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           40,612            25,166             22,630            5,699            72,459
-----------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    203

                                                PUT VT            COL VP            COL VP            COL VP            COL VP
                                               VOYAGER,            BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,
SUBACCOUNT                                       CL IB             CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --             4,764              7,156             2,250
1.05%                                                --                --           450,335              4,908             8,329
1.10%                                                --                --            19,626            216,564            62,984
1.15%                                                --                --            12,681             45,183           366,198
1.20%                                                --                --                --                 --                --
1.25%                                                --                --             1,359            140,176             3,325
1.30%                                                --                --            20,700             25,570           260,810
1.35%                                                --                --           103,991            529,426           333,382
1.40%                                           136,808           328,701           205,709            165,943            17,006
1.45%                                                --                --                --                 --                --
1.50%                                                --                --             5,003             72,135           561,745
1.55%                                                --                --             1,124                 --            14,063
1.65%                                                --                --                --             27,671               981
1.70%                                                --                --               919              4,622            75,301
1.80%                                                --                --           156,785                 --                --
1.90%                                                --                --                --                 --                --
1.95%                                                --                --                --                 --                --
2.00%                                                --                --                --                 --                --
2.05%                                                --                --                --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           136,808           328,701           982,996          1,239,354         1,706,374
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP         COL VP GLOBAL       COL VP HI          COL VP          COL VP MID
                                                DYN EQ,       INFLATION PROT      YIELD BOND,        INC OPP,        CAP GRO OPP,
SUBACCOUNT                                       CL 3            SEC, CL 3           CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --                --                 --                --
1.05%                                                --            15,651                --              4,481                --
1.10%                                                --                --                --                 --                --
1.15%                                            83,292            23,396            34,067             12,233                --
1.20%                                                --                --             2,838                 --                --
1.25%                                                --             4,765                --              3,224                --
1.30%                                            66,614            20,391            61,777             13,605                --
1.35%                                           234,039            49,668            22,697             22,032                --
1.40%                                            99,216            25,613                --             18,285            62,716
1.45%                                                --                --                --                 --                --
1.50%                                            98,068            47,893            28,402             33,255                --
1.55%                                             8,764                --             4,863                 --                --
1.65%                                             2,513                --                --                 --                --
1.70%                                             1,413             3,376             8,522              2,307                --
1.80%                                                --                --                --                 --                --
1.90%                                                --                --                --                 --                --
1.95%                                                --                --                --                 --                --
2.00%                                                --                --                --                 --                --
2.05%                                                --                --                --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           593,919           190,753           163,166            109,422            62,716
-----------------------------------------------------------------------------------------------------------------------------------




 204    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              COL VP MID          COL VP            COL VP            COL VP         COL VP SELECT
                                             CAP VAL OPP,        S&P 500,       SHORT DURATION,     LG CAP GRO,       LG CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             4,952              3,574                --               --
1.05%                                                --                --                 --                --               --
1.10%                                                --           231,433            233,695            14,771               --
1.15%                                                --                --             23,623                --               --
1.20%                                                --                --                 --                --               --
1.25%                                                --            54,169            112,400                --               --
1.30%                                                --            73,644             93,791                --               --
1.35%                                                --           426,943            385,652                --               --
1.40%                                                --                --             30,561                --               --
1.45%                                                --                --                 --                --               --
1.50%                                             5,099            15,456             12,397                --               --
1.55%                                                --             5,844             34,386                --               --
1.65%                                                --            54,720            149,358                --               --
1.70%                                                --                --                454                --               --
1.80%                                                --             2,363                 --                --               --
1.90%                                                --                --                 --                --               --
1.95%                                                --                --                 --                --               --
2.00%                                                --                --                 --                --               --
2.05%                                                --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             5,099           869,524          1,079,891            14,771               --
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP              VP                VP                VP
                                               EMER MKTS         INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     OPP, CL 3           CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --             86,144                --               --
1.05%                                             1,244                --                 --         2,135,161               --
1.10%                                                --                --                 --                --               --
1.15%                                            72,358                --                 --           102,942               --
1.20%                                            69,913                --                 --         2,056,808          319,055
1.25%                                               868                --                 --           865,897               --
1.30%                                            85,933                --                 --             9,696               --
1.35%                                           104,830                --                 --         1,487,732               --
1.40%                                             9,977            25,494                 --         1,499,463               --
1.45%                                                --                --                 --                --               --
1.50%                                           117,691                --                 --         1,315,417               --
1.55%                                             7,732                --            242,104                --               --
1.65%                                                --                --                 --                --               --
1.70%                                            12,673                --            269,986         1,054,509               --
1.80%                                                --                --                 --                --               --
1.90%                                             3,150                --                 --            50,839               --
1.95%                                                --                --                 --                --               --
2.00%                                                --                --                 --                --               --
2.05%                                                --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           486,369            25,494            598,234        10,578,464          319,055
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    205

                                                  VP             VP DAVIS            VP GS              VP                VP
                                               CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --           423,453                --
1.05%                                            480,318             9,874                --                --         5,197,876
1.10%                                                 --                --                --                --                --
1.15%                                            104,153             2,138                --                --            99,570
1.20%                                            793,917                --                --           857,960         3,573,674
1.25%                                            503,080             5,342                --           210,922         2,010,023
1.30%                                                 --            15,598                --                --            10,936
1.35%                                            136,585            24,502                --            20,699         2,685,096
1.40%                                            298,382                --                --                --         2,816,660
1.45%                                                 --                --                --           122,428                --
1.50%                                            793,597            13,734                --                --         3,157,749
1.55%                                            418,305                --                --           558,982         1,374,645
1.65%                                                 --                --                --                --                --
1.70%                                            314,256             3,822                --         2,307,529         4,525,503
1.80%                                                 --                --                --           281,677                --
1.90%                                            101,914                --                --                --         1,057,856
1.95%                                                 --                --                --                --                --
2.00%                                                 --                --                --                --                --
2.05%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,944,507            75,010                --         4,783,650        26,509,588
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP                VP              VP MOD            VP MOD           VP PTNRS
                                               MOD AGGR,         MOD AGGR,         CONSERV,          CONSERV,         SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            276,720                --           475,268                --             1,999
1.05%                                                 --         2,836,116                --         1,375,916                --
1.10%                                                 --                --                --                --               606
1.15%                                                 --           500,109                --                --           187,395
1.20%                                            566,533         3,535,423            60,701           901,537                --
1.25%                                            129,103         2,067,903                --            96,127                --
1.30%                                             66,101         1,113,357                --                --           107,427
1.35%                                                 --         2,944,994           323,433            61,636           190,049
1.40%                                                 --         1,542,100                --           102,478             2,110
1.45%                                            152,337                --            54,365                --                --
1.50%                                                 --         2,493,160                --           139,731           270,489
1.55%                                                 --         1,138,747           103,708            84,034             7,104
1.65%                                                 --                --                --                --             3,150
1.70%                                          1,657,210         3,737,460           124,383         1,201,912            30,792
1.80%                                            104,588                --           105,285                --             2,263
1.90%                                                 --           290,196                --            32,051                --
1.95%                                             62,430                --                --                --                --
2.00%                                                 --                --                --                --                --
2.05%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,015,022        22,199,565         1,247,143         3,995,422           803,384
-----------------------------------------------------------------------------------------------------------------------------------





 206    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                                      WANGER            WANGER
SUBACCOUNT                                                                                             INTL               USA
                                                                                                 ----------------------------------
1.00%                                                                                                      --                --
1.05%                                                                                                   1,536             1,871
1.10%                                                                                                      --                --
1.15%                                                                                                 115,891           115,523
1.20%                                                                                                      --                --
1.25%                                                                                                   1,088               708
1.30%                                                                                                 117,588           135,838
1.35%                                                                                                 177,107           170,746
1.40%                                                                                                  10,468                --
1.45%                                                                                                      --                --
1.50%                                                                                                 173,213           159,366
1.55%                                                                                                  14,530             7,998
1.65%                                                                                                      --                --
1.70%                                                                                                  19,665            20,395
1.80%                                                                                                      --                --
1.90%                                                                                                      --                --
1.95%                                                                                                      --                --
2.00%                                                                                                      --                --
2.05%                                                                                                      --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 631,086           612,445
-----------------------------------------------------------------------------------------------------------------------------------


The following is a summary of net assets at Dec. 31, 2010:

                                                AB VPS         AB VPS GLOBAL        AB VPS            AB VPS            AB VPS
                                              BAL WEALTH       THEMATIC GRO,      GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                  STRATEGY, CL B         CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  2,910          $ 12,616          $  1,438         $       85         $  3,016
1.05%                                                89                79               143              3,185               --
1.10%                                           109,310           110,579           134,813                 --            7,294
1.15%                                            11,406                79            10,424            244,784               --
1.20%                                                89                79               142                 92               --
1.25%                                                89                80                93              1,444              109
1.30%                                            59,491                80             8,248            251,882            8,998
1.35%                                            98,533               101           283,761            342,663           28,153
1.40%                                                59             7,703            11,856              8,233           87,834
1.45%                                                --                91                84                 85               --
1.50%                                            18,663                78                98            344,413               --
1.55%                                                88                78                95             23,194              107
1.65%                                            17,840            47,566           111,209                 --           83,207
1.70%                                                88                77                97             40,732               --
1.80%                                                --                87                92                 59               --
1.90%                                                --                87                92                 87               --
1.95%                                                --                90                84                 85               --
2.00%                                                --                86                91                 58               --
2.05%                                                --                90                84                 85               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $318,655          $179,726          $562,944         $1,261,166         $218,718
-----------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    207

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                              INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,         ULTRA,
SUBACCOUNT                                       CL I              CL II             CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --         $       --         $     --           $    85         $       87
1.05%                                                --              2,447               86                76                 75
1.10%                                                --                 --               --                --                 --
1.15%                                                --            274,435               68            11,752            347,454
1.20%                                                --              2,431               86                75                 74
1.25%                                                --              2,426               86                75                 74
1.30%                                                --            379,076               68                75            311,543
1.35%                                                --            350,265               67                75            533,346
1.40%                                            66,796              2,409               86                74             32,256
1.45%                                                --                 --               --                85                 87
1.50%                                                --            419,063               67                74            481,895
1.55%                                                --             30,306               66                74             44,675
1.65%                                                --                 --               --                --                 --
1.70%                                                --             54,092               66                74             52,739
1.80%                                                --                 --               --             2,200                 65
1.90%                                                --                 --               --               101                 65
1.95%                                                --                 --               --                85                 87
2.00%                                                --                 --               --               100                 65
2.05%                                                --                 --               --                85                 87
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $66,796         $1,516,950         $    746           $15,165         $1,804,674
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        COL VP
                                                 AC VP             AC VP            COL VP            COL VP         MARSICO INTL
                                                 VAL,              VAL,             HI INC,        MARSICO GRO,          OPP,
SUBACCOUNT                                       CL I              CL II             CL 2              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --         $       84         $     79           $    89         $       88
1.05%                                                --                 79               90             8,406                 67
1.10%                                                --                 --               --                --                 --
1.15%                                                --                 57           74,903             2,338                 66
1.20%                                                --                 78               89                93                 66
1.25%                                                --                 78               89             4,669                 66
1.30%                                                --             15,088          125,567            15,599                 66
1.35%                                                --                104           76,574            19,799                 66
1.40%                                            69,462                 78               89                93                 66
1.45%                                                --                 84               79                89                 88
1.50%                                                --             46,627           73,611            13,605                 66
1.55%                                                --                 56           12,203                93                 66
1.65%                                                --                 --               --                --                 --
1.70%                                                --                 95           12,548             3,490                 65
1.80%                                                --                 62               85                64              2,174
1.90%                                                --                 62               84                88                 76
1.95%                                                --                 84               79                88                 88
2.00%                                                --                 62               84                63                 75
2.05%                                                --                 84               79                88                 88
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $69,462         $   62,862         $376,332           $68,754         $    3,337
-----------------------------------------------------------------------------------------------------------------------------------




 208    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                COL VP              CS              DREY IP           DREY IP          DREY VIF
                                              SM CAP VAL,        COMMODITY       MIDCAP STOCK,       TECH GRO,           APPR,
SUBACCOUNT                                       CL 2             RETURN             SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    88           $   94            $    --         $       --         $     --
1.05%                                             6,445               74                 81                 93              176
1.10%                                                --               --                 --                 --               --
1.15%                                             1,913               74             12,342             79,643              146
1.20%                                             4,246               74                 81                 92              175
1.25%                                             3,959               74                 81                 92              174
1.30%                                            11,894               73                 88             69,627              145
1.35%                                            13,469               73              8,264            123,068            8,968
1.40%                                                90               73                 80             10,041              173
1.45%                                                88               94                 --                 --               --
1.50%                                             9,699               73             17,109            113,257              143
1.55%                                                90               72                 87              3,822              143
1.65%                                                --               --                 --                 --               --
1.70%                                             2,713               72                 86             12,017              141
1.80%                                               100               69                 --                 --               --
1.90%                                                83            3,006                 --                 --               --
1.95%                                                88               94                 --                 --               --
2.00%                                               100               69                 --                 --               --
2.05%                                                88               94                 --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $55,153           $4,252            $38,299         $  411,752         $ 10,384
-----------------------------------------------------------------------------------------------------------------------------------

                                               DREY VIF          DREY VIF            EV VT            FID VIP           FID VIP
                                               INTL EQ,          INTL VAL,       FLOATING-RATE      CONTRAFUND,          GRO,
SUBACCOUNT                                       SERV              SERV               INC            SERV CL 2         SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    87           $   83            $ 2,141         $  135,205         $  2,956
1.05%                                                63               74              2,312             63,663              166
1.10%                                                --               --                 --          2,102,220          143,356
1.15%                                                63               90             15,823            864,683              135
1.20%                                                62               74              5,447             15,959              165
1.25%                                                63               73              2,932            305,715           28,841
1.30%                                                62               88              4,029            894,112            8,092
1.35%                                                62               88             14,728          2,828,102          121,201
1.40%                                                62               73              2,101            253,842           72,653
1.45%                                                87               83              2,139                115               --
1.50%                                                62               87             28,454          1,391,797              132
1.55%                                                62               87              2,070            214,123              156
1.65%                                                --               --                 --            233,840          201,555
1.70%                                                92               86              2,069            102,309              131
1.80%                                                75               58              2,591              2,231               --
1.90%                                                75               58              2,166                113               --
1.95%                                                87               83              2,136                114               --
2.00%                                                75               58              2,576                125               --
2.05%                                                87               83              2,135                114               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $ 1,226           $1,326            $95,849         $9,408,382         $579,539
-----------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    209

                                                FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                              INVEST GR,         MID CAP,          OVERSEAS,        GLOBAL REAL        INC SEC,
SUBACCOUNT                                     SERV CL 2         SERV CL 2         SERV CL 2         EST, CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       76        $   58,692        $   13,407        $    6,983         $     81
1.05%                                             65,436             3,099                85                --               91
1.10%                                                 --           837,192           151,840            20,708               --
1.15%                                            249,026           115,037            32,544                --               97
1.20%                                             17,334             4,393                85                --               90
1.25%                                              3,538            72,902             5,223               811               90
1.30%                                            403,372           375,527            27,835            76,829               96
1.35%                                            304,114           642,597           317,662            36,276               95
1.40%                                                 77           176,206            26,546                97               89
1.45%                                                 76                90                88                --               81
1.50%                                            311,231           204,639            35,402                --            1,619
1.55%                                             64,273           153,051             7,726            14,086               95
1.65%                                                 --           380,557            32,946            18,386               --
1.70%                                             56,847            20,611               340                --               94
1.80%                                                 87               148             2,093                --               74
1.90%                                                 77               147                74                --            2,829
1.95%                                                 76                89                88                --               81
2.00%                                                 86               147                74                --               73
2.05%                                                 76                89                88                --               81
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,475,802        $3,045,213        $  654,146        $  174,176         $  5,756
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL      FTVIPT TEMP
                                             RISING DIVD,       SM CAP VAL,       SM MID CAP        SHARES SEC,        FOR SEC,
SUBACCOUNT                                       CL 2              CL 2            GRO, CL 2           CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $    4,270        $   25,615        $   79,622         $ 10,583
1.05%                                                108                --               127                86               --
1.10%                                                 --           191,747           241,569           651,799          241,173
1.15%                                                 87                --            12,747            19,056               --
1.20%                                                109                --               125                85               --
1.25%                                                109            29,073            30,306           228,368           84,322
1.30%                                                 87            43,354           113,701           132,826           52,367
1.35%                                                 87           257,342           535,823         1,003,017          269,988
1.40%                                                108             4,376            31,381           289,384           18,350
1.45%                                                 --                --                --                --               --
1.50%                                                 86                --             5,640            18,557               --
1.55%                                                 85            10,772            10,376            42,081               92
1.65%                                                 --            38,506           120,933           340,011          103,878
1.70%                                                 85                --                92                83               --
1.80%                                                 --                --                --                --               --
1.90%                                                 --                --                --                --               --
1.95%                                                 --                --                --                --               --
2.00%                                                 --                --                --                --               --
2.05%                                                 --                --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $      951        $  579,440        $1,128,435        $2,804,975         $780,753
-----------------------------------------------------------------------------------------------------------------------------------




 210    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT          INVESCO VI
                                             GLOBAL BOND,        GRO SEC,        MID CAP VAL,    STRUCTD U.S. EQ,     BASIC VAL,
SUBACCOUNT                                       CL 2              CL 2              INST              INST             SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     80          $     84         $       88          $   85           $  3,752
1.05%                                             3,076                70              2,156              58                 64
1.10%                                                --                --                 --              --            167,046
1.15%                                           116,369                53            201,216              58             74,103
1.20%                                             3,779                70                 92              58                 64
1.25%                                             3,571                70                782              58                148
1.30%                                           150,172                53            191,980              58             46,931
1.35%                                           168,324                53            312,253              58            283,702
1.40%                                            29,647                69             20,909              58             36,836
1.45%                                                80                84                 88              84                 --
1.50%                                           180,290                53            365,529              57             72,232
1.55%                                            10,789                53             24,039              57             18,583
1.65%                                                --                --                 --              --             48,952
1.70%                                            22,047                52             29,430              57                692
1.80%                                               103                55                 71              57                 --
1.90%                                                80                55                 85              56                 --
1.95%                                                80                84                 88              84                 --
2.00%                                               103                55                 71              56                 --
2.05%                                                80                84                 88              84                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $688,670          $  1,097         $1,148,965          $1,083           $753,105
-----------------------------------------------------------------------------------------------------------------------------------

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP APPR,         CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,
SUBACCOUNT                                      SER II            SER II             SER I            SER II            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     87          $     84         $       --          $  109           $     82
1.05%                                               101                80                 --              --                 71
1.10%                                                --            86,584                 --           8,543                 --
1.15%                                               100                61                 --              --             10,137
1.20%                                               100                79                 --              --                 71
1.25%                                                99               110                 --             107                 71
1.30%                                                99            15,342                 --             107                 71
1.35%                                                99            56,527                 --             106                 71
1.40%                                                99                81            469,272             106                 71
1.45%                                                87                87                 --              --                 82
1.50%                                                98                60                 --              --                 70
1.55%                                                98                80                 --             105                 70
1.65%                                                --             6,021                 --             105                 --
1.70%                                                98                60                 --              --                 69
1.80%                                                91                80                 --              --                 90
1.90%                                                91                79                 --              --                 90
1.95%                                                87                87                 --              --                 82
2.00%                                                91                79                 --              --                 90
2.05%                                                87                87                 --              --                 82
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $  1,612          $165,668         $  469,272          $9,288           $ 11,370
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    211

                                              INVESCO VI        INVESCO VI        INVESCO VI       INVESCO VANK       JANUS ASPEN
                                               INTL GRO,         INTL GRO,       MID CAP CORE      VI COMSTOCK,          BAL,
SUBACCOUNT                                       SER I            SER II          EQ, SER II          SER II             INST
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --          $    113           $    --         $       85         $     --
1.05%                                                --             6,337                92              3,213               --
1.10%                                                --                --                --                 --               --
1.15%                                                --               889            17,557            618,213               --
1.20%                                                --            13,130                92                 89               --
1.25%                                                --             3,701                91              1,529               --
1.30%                                                --             8,815             9,044            630,880               --
1.35%                                                --            11,124            44,972            900,308               --
1.40%                                            41,583               124                90             31,712          752,596
1.45%                                                --               113                --                 85               --
1.50%                                                --             6,834            17,838            853,306               --
1.55%                                                --               243             1,514             49,622               --
1.65%                                                --                --                --                 --               --
1.70%                                                --             2,898               298            102,672               --
1.80%                                                --               123                --              2,165               --
1.90%                                                --               118                --                 84               --
1.95%                                                --               112                --                 85               --
2.00%                                                --               122                --                155               --
2.05%                                                --               112                --                 85               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $41,583          $ 54,908           $91,588         $3,194,288         $752,596
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN        LM CB VAR          MFS INV             MFS
                                                JANUS,            WORLD,          SM CAP GRO,       GRO STOCK,         NEW DIS,
SUBACCOUNT                                       SERV              INST              CL I             SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                           $   113          $     --           $    91         $    7,198         $  2,305
1.05%                                             7,310                --                79                 88              115
1.10%                                                --                --                --            151,604          148,250
1.15%                                             2,251                --                79                 57           13,890
1.20%                                               117                --                78                 87              114
1.25%                                             3,740                --                78                 76           33,861
1.30%                                            13,182                --                78              9,304              199
1.35%                                            18,510                --                78            123,680          169,633
1.40%                                               117           159,679                78                 61           38,571
1.45%                                               113                --                91                 --               --
1.50%                                            12,828                --                78                 58              115
1.55%                                               230                --                78                 60               98
1.65%                                                --                --                --              5,557               97
1.70%                                             2,730                --                77                 57              114
1.80%                                                86                --                72                 --               --
1.90%                                               111                --                71                 --               --
1.95%                                               112                --                91                 --               --
2.00%                                                85                --                71                 --               --
2.05%                                               112                --                91                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $61,747          $159,679           $ 1,359         $  297,887         $407,362
-----------------------------------------------------------------------------------------------------------------------------------





 212    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                  MFS               MFS             MS UIF            MS UIF            MS UIF
                                             TOTAL RETURN,      UTILITIES,        GLOBAL REAL      MID CAP GRO,     U.S. REAL EST,
SUBACCOUNT                                      SERV CL           SERV CL         EST, CL II           CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   33,044        $      137         $     85         $       90          $    --
1.05%                                                111               143            1,058                 89              153
1.10%                                            768,289           125,708               --                 --               --
1.15%                                              5,637            11,505              429                 88           15,801
1.20%                                                111               142               75                 88              152
1.25%                                            115,354               134              716                 87              151
1.30%                                             21,621             3,979            3,099                 87           18,376
1.35%                                          1,464,314             4,544            2,674                 88            3,090
1.40%                                             63,750             5,559               95                 87              150
1.45%                                                 80               112               85                 90               --
1.50%                                              2,289               133            3,392                 87           12,350
1.55%                                             67,025            14,494               75                 87              887
1.65%                                            138,242            10,302               --                 --               --
1.70%                                                 83               131              589                 86               87
1.80%                                                 92               112              343                181               --
1.90%                                              2,761             2,949            3,037                180               --
1.95%                                                 80               112               85                 90               --
2.00%                                                 91               111              342                180               --
2.05%                                                 80               111               85                 90               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,683,054        $  180,418         $ 16,264         $    1,775          $51,197
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN             OPPEN             OPPEN         OPPEN GLOBAL          OPPEN
                                               CAP APPR        CAP APPR VA,     GLOBAL SEC VA,     STRATEGIC INC        HI INC
SUBACCOUNT                                        VA               SERV              SERV             VA, SRV             VA
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $   48,818         $  1,495         $  156,726          $    --
1.05%                                                 --               181              173             91,536               --
1.10%                                                 --           686,638          273,665            829,485               --
1.15%                                                 --           220,632              135            364,869               --
1.20%                                                 --               179              171                 83               --
1.25%                                                 --            31,212            1,218            288,673               --
1.30%                                                 --           339,903           15,466            438,097               --
1.35%                                                 --         1,351,365          117,770            991,324               --
1.40%                                            180,797            71,324           17,952            235,177           16,565
1.45%                                                 --               171              114                 80               --
1.50%                                                 --           320,105           31,421            323,532               --
1.55%                                                 --            23,496              140            181,610               --
1.65%                                                 --           209,144           85,805            328,674               --
1.70%                                                 --            36,531              131             43,047               --
1.80%                                                 --             2,118              129                 85               --
1.90%                                                 --               153              128                 81               --
1.95%                                                 --               171              113                 80               --
2.00%                                                 --               153              129                 85               --
2.05%                                                 --               171              113                 80               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  180,797        $3,342,465         $546,268         $4,273,324          $16,565
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    213

                                                 OPPEN          OPPEN MAIN         PIMCO VIT          PUT VT            PUT VT
                                              HI INC VA,       ST SM MID CAP      ALL ASSET,         DIV INC,          DIV INC,
SUBACCOUNT                                       SERV            VA, SERV         ADVISOR CL           CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                          $    963         $    5,251         $     79           $    --           $    --
1.05%                                                --                111            5,092                --                --
1.10%                                            80,453            470,071               --                --                --
1.15%                                                --             83,685            2,555                --                --
1.20%                                                --                110            3,422                --                --
1.25%                                               107             40,078            2,135                --                --
1.30%                                             2,513             51,844           10,952                --                --
1.35%                                            18,861            485,003           21,456                --                --
1.40%                                               444             65,668               81            54,240            68,890
1.45%                                                --                 86               79                --                --
1.50%                                                --            149,103           60,429                --                --
1.55%                                               106             94,647               81                --                --
1.65%                                             1,195            237,568               --                --                --
1.70%                                                --                 92            1,545                --                --
1.80%                                                --              2,417            1,828                --                --
1.90%                                                --                 89            2,729                --                --
1.95%                                                --                 86               79                --                --
2.00%                                                --                 89               82                --                --
2.05%                                                --                 86               78                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $104,642         $1,686,084         $112,702           $54,240           $68,890
-----------------------------------------------------------------------------------------------------------------------------------

                                             PUT VT GLOBAL        PUT VT            PUT VT            PUT VT            PUT VT
                                              HLTH CARE,        GRO & INC,        GRO & INC,         HI YIELD,         HI YIELD,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $       --         $  2,824           $    --           $    --
1.05%                                                84                 --               --                --                --
1.10%                                                --                 --               82                --                --
1.15%                                                61                 --               --                --                --
1.20%                                                84                 --               --                --                --
1.25%                                                83                 --            4,771                --                --
1.30%                                                61                 --               99                --                --
1.35%                                                60                 --           21,103                --                --
1.40%                                                82             67,211          180,106            68,232            83,488
1.45%                                                --                 --               --                --                --
1.50%                                                59                 --               --                --                --
1.55%                                                59                 --               85                --                --
1.65%                                                --                 --               97                --                --
1.70%                                                59                 --               --                --                --
1.80%                                                --                 --               --                --                --
1.90%                                                --                 --               --                --                --
1.95%                                                --                 --               --                --                --
2.00%                                                --                 --               --                --                --
2.05%                                                --                 --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $    692         $   67,211         $209,167           $68,232           $83,488
-----------------------------------------------------------------------------------------------------------------------------------





 214    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,        SM CAP VAL,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  3,414          $     --         $       82        $       70        $       --
1.05%                                                98                --                 82                --                88
1.10%                                             1,334                --                 82             8,468                --
1.15%                                                59                --                 82                --            12,624
1.20%                                                97                --                 82                --                87
1.25%                                             5,918                --                 82                69                87
1.30%                                                80                --             10,208                68             9,012
1.35%                                            10,459                --                 82                68            13,446
1.40%                                            50,111            30,607              1,927                68            10,094
1.45%                                                --                --                 --                --                --
1.50%                                                57                --                 82                --            20,125
1.55%                                                79                --                 82                68            10,614
1.65%                                                82                --             13,408                67                --
1.70%                                                57                --                 82                --                86
1.80%                                                --                --                 --                --                --
1.90%                                                --                --                 --                --                --
1.95%                                                --                --                 --                --                --
2.00%                                                --                --                 --                --                --
2.05%                                                --                --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $ 71,845          $ 30,607         $   26,363        $    8,946        $   76,263
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            COL VP            COL VP            COL VP            COL VP
                                               VOYAGER,            BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,
SUBACCOUNT                                       CL IB             CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --          $     --         $    5,110        $    9,149        $    4,911
1.05%                                                --                --            472,421             5,995             8,621
1.10%                                                --                --             20,912           276,106           136,439
1.15%                                                --                --             13,622            55,084           466,510
1.20%                                                --                --              2,090               155                91
1.25%                                                --                --              2,226           175,880             7,127
1.30%                                                --                --             21,732            31,839           556,397
1.35%                                                --                --            108,800           659,759           708,281
1.40%                                           195,024           406,761            230,327           236,134            35,990
1.45%                                                --                --              2,066                76                12
1.50%                                                --                --              5,262            86,161           700,361
1.55%                                                --                --              2,076                78            29,413
1.65%                                                --                --              2,001            33,609             2,033
1.70%                                                --                --              2,045             5,459            92,733
1.80%                                                --                --            152,891             2,227                60
1.90%                                                --                --              2,002                78                86
1.95%                                                --                --              2,063                76                12
2.00%                                                --                --              2,012             2,212                59
2.05%                                                --                --              2,062                76                12
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $195,024          $406,761         $1,051,720        $1,580,153        $2,749,148
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    215

                                                COL VP         COL VP GLOBAL        COL VP            COL VP          COL VP MID
                                                DYN EQ,       INFLATION PROT    HI YIELD BOND,       INC OPP,        CAP GRO OPP,
SUBACCOUNT                                       CL 3            SEC, CL 3           CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     92         $       75        $       80         $     79           $    --
1.05%                                                97             18,496             2,752            6,103               102
1.10%                                                91                 --                --               --                --
1.15%                                            84,963             27,597            49,453           17,195                72
1.20%                                                95                 76             3,867               83               102
1.25%                                                90              5,586             2,727            4,350               101
1.30%                                            67,330             23,868            88,860           18,905                71
1.35%                                           235,828             58,130            32,549           30,541                71
1.40%                                            98,306             29,771             2,709           24,613            73,387
1.45%                                                --                 75                80               79                --
1.50%                                            97,911             55,668            40,356           45,752                71
1.55%                                             8,723                101             6,891               83                70
1.65%                                             2,198                 --                --               --                --
1.70%                                             1,393              3,886            11,956            3,125                70
1.80%                                                93              2,202             2,409            2,422                --
1.90%                                                92                 76             2,402               81                --
1.95%                                                12                 75                80               79                --
2.00%                                                92              2,188             2,394            2,407                --
2.05%                                                12                 75                80               79                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $597,418         $  227,945        $  249,645         $155,976           $74,117
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL VP MID          COL VP            COL VP            COL VP         COL VP SELECT
                                             CAP VAL OPP,        S&P 500,       SHORT DURATION,     LG CAP GRO,       LG CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     12         $    7,793        $    3,921         $     59           $    --
1.05%                                                69                 80                76               77                78
1.10%                                                --            361,442           255,539           20,569                --
1.15%                                                69                 57            26,044               56                58
1.20%                                                69                 80                76               76                77
1.25%                                                69             83,601           121,529               58                77
1.30%                                                69            113,222           100,729               58                57
1.35%                                                68            653,865           412,667               93                56
1.40%                                                69                106            32,594               58                76
1.45%                                                12                 11                75               12                --
1.50%                                             4,672             16,602            13,382              159                56
1.55%                                                68              8,812            36,246               57                56
1.65%                                                --             81,871           156,110               57                --
1.70%                                                67                 55               486              155                55
1.80%                                               167              2,015             2,028               60                --
1.90%                                               167                 62                76               60                --
1.95%                                                12                 11                75               12                --
2.00%                                               167                 61             2,015               59                --
2.05%                                                12                 11                75               12                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $  5,838         $1,329,757        $1,163,743         $ 21,747           $   646
-----------------------------------------------------------------------------------------------------------------------------------





 216    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                COL VP            COL VP              VP                VP                VP
                                               EMER MKTS         INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     OPP, CL 3           CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       86          $    85          $100,448         $        11       $        10
1.05%                                              2,136               84                12           2,392,900                10
1.10%                                                 --               --                --                  --                --
1.15%                                            174,522               70                12             115,287                10
1.20%                                            119,296               83                12           2,302,676           332,837
1.25%                                              1,477               82                12             969,069                10
1.30%                                            205,380               69                12              10,848                10
1.35%                                            249,683               69                12           1,663,825                10
1.40%                                             16,847           31,615                12           1,676,362                10
1.45%                                                 86               85                11                  11                10
1.50%                                            277,787               68                12           1,469,568                10
1.55%                                             18,219               67           270,389                  11                10
1.65%                                                 --               --                --                  --                --
1.70%                                             29,555               67           301,193           1,176,422                10
1.80%                                                 68               60                12                  11                10
1.90%                                              3,011               60                12              56,638                10
1.95%                                                 86               85                11                  11                10
2.00%                                                 67               59                12                  11                10
2.05%                                                 86               85                11                  11                10
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,098,392          $32,793          $672,195         $11,833,672       $   332,997
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP             VP DAVIS            VP GS
                                               CONSERV,         NY VENTURE,      MID CAP VAL,         VP MOD,           VP MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       10          $    11          $     12         $   469,294       $        11
1.05%                                            501,584            8,576                89                  11         5,680,844
1.10%                                                 --               --                --                  --                --
1.15%                                            108,687            1,851                64                  11           108,745
1.20%                                            828,201               10                88             936,686         3,901,634
1.25%                                            524,624            4,588                88             230,206         2,193,737
1.30%                                                 11           13,383                64                  11            11,931
1.35%                                            142,334           21,035                63              22,575         2,928,466
1.40%                                            310,833               10                87                  11         3,070,878
1.45%                                                 10               11                12             135,401                11
1.50%                                            826,129           11,745                63                  11         3,440,319
1.55%                                            435,306               87                63             608,811         1,497,137
1.65%                                                 --               --                --                  --                --
1.70%                                            326,720            3,228                62           2,510,364         4,923,460
1.80%                                                 11              150                69             306,245                11
1.90%                                            105,794               87                68                  11         1,149,286
1.95%                                                 10               11                12                  11                11
2.00%                                                 11              150                68                  11                11
2.05%                                                 10               11                12                  11                11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,110,285          $64,944          $    984         $ 5,219,681       $28,906,503
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    217

                                                  VP                VP                VP                VP             VP PTNRS
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,       SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  314,548        $        11       $  512,121        $       11        $    4,716
1.05%                                                 11          3,153,138               11         1,472,349                93
1.10%                                                 --                 --               --                --             1,417
1.15%                                                 11            555,619               11                11           258,604
1.20%                                            628,633          3,926,489           64,826           963,712                92
1.25%                                            143,208          2,295,851               11           102,721               100
1.30%                                             73,294          1,235,636               11                11           247,512
1.35%                                                 11          3,267,322          345,053            65,817           436,119
1.40%                                                 11          1,710,293               11           109,393             4,822
1.45%                                            173,023                 11           58,461                11                12
1.50%                                                 11          2,763,139               11           149,054           365,350
1.55%                                                 11          1,261,642          110,489            89,610            16,052
1.65%                                                 --                 --               --                --             7,062
1.70%                                          1,832,372          4,136,317          132,367         1,280,298            41,085
1.80%                                            115,569                 11          111,974                11             2,388
1.90%                                                 11            320,719               11            34,094                74
1.95%                                             70,660                 11               11                11                12
2.00%                                                 11                 11               11                11                74
2.05%                                                 11                 11               11                11                12
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,351,406        $24,626,231       $1,335,401        $4,267,136        $1,385,596
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      WANGER            WANGER
SUBACCOUNT                                                                                             INTL               USA
                                                                                                 ----------------------------------
1.00%                                                                                               $      147        $      118
1.05%                                                                                                    2,146             2,159
1.10%                                                                                                       --                --
1.15%                                                                                                  231,670           150,031
1.20%                                                                                                      151               153
1.25%                                                                                                    1,506               809
1.30%                                                                                                  232,927           174,775
1.35%                                                                                                  349,771           219,181
1.40%                                                                                                   14,388               153
1.45%                                                                                                      147               118
1.50%                                                                                                  339,007           202,542
1.55%                                                                                                   28,368            10,114
1.65%                                                                                                       --                --
1.70%                                                                                                   38,004            25,519
1.80%                                                                                                      154               121
1.90%                                                                                                      156               141
1.95%                                                                                                      146               118
2.00%                                                                                                      153               120
2.05%                                                                                                      146               117
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $1,238,987        $  786,289
-----------------------------------------------------------------------------------------------------------------------------------





 218    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

9.  FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2010 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.


                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------
AB VPS BAL WEALTH STRATEGY, CL B
2010  289            $1.11  to  $1.09         $319        2.50%     1.00%  to 1.70%      9.20%      to    8.44%
2009  292            $1.01  to  $1.00         $295        0.90%     1.00%  to 1.70%     23.21%      to   22.36%
2008  290            $0.82  to  $0.82         $239           --     1.00%  to 1.70%    (17.72%)(10) to  (17.87%)(10)
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
2010  102            $1.78  to  $1.26         $180        1.96%     1.00%  to 2.05%     17.40%      to   25.60%(11)
2009  102            $1.51  to  $0.76         $153           --     1.00%  to 2.00%     51.62%      to   50.11%
2008  132            $1.00  to  $0.51         $130           --     1.00%  to 2.00%    (47.99%)     to  (48.51%)
2007  130            $1.92  to  $0.99         $248           --     1.00%  to 2.00%     18.70%      to   (2.33%)(9)
2006  143            $1.62  to  $1.58         $230           --     1.00%  to 1.65%      7.31%      to    6.61%
--------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2010  396            $1.46  to  $1.16         $563           --     1.00%  to 2.05%     11.68%      to   15.67%(11)
2009  716            $1.31  to  $0.66         $910        3.58%     1.00%  to 2.00%     19.15%      to   17.97%
2008  777            $1.10  to  $0.56         $838        1.81%     1.00%  to 2.00%    (41.28%)     to  (41.87%)
2007  831            $1.87  to  $0.97       $1,530        1.22%     1.00%  to 2.00%      3.81%      to   (3.97%)(9)
2006  810            $1.81  to  $1.22       $1,443        1.15%     1.00%  to 1.70%     15.82%      to   15.02%
--------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2010  1,195          $1.19  to  $1.18       $1,261        2.28%     1.00%  to 2.05%     18.71%(11)  to   18.14%(11)
2009  3,043          $0.80  to  $0.57       $2,848        1.04%     1.05%  to 2.00%     32.96%      to   31.70%
2008  3,536          $0.60  to  $0.43       $2,492        0.87%     1.05%  to 2.00%    (53.77%)     to  (54.21%)
2007  2,120          $1.30  to  $0.94       $3,278        0.96%     1.05%  to 2.00%      4.47%      to   (6.97%)(9)
2006  1,428          $1.24  to  $1.60       $2,207        1.22%     1.05%  to 1.70%     25.02%(7)   to   32.85%
--------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2010  149            $1.52  to  $1.45         $219        0.27%     1.00%  to 1.65%      8.74%      to    8.04%
2009  161            $1.40  to  $1.34         $219           --     1.00%  to 1.65%     35.74%      to   34.86%
2008  198            $1.03  to  $0.99         $199           --     1.00%  to 1.65%    (40.42%)     to  (40.81%)
2007  225            $1.73  to  $1.68         $381           --     1.00%  to 1.65%     12.48%      to   11.75%
2006  262            $1.54  to  $1.50         $396           --     1.00%  to 1.65%     (1.63%)     to   (2.26%)
--------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2010  58             $1.14  to  $1.14          $67        1.52%     1.40%  to 1.40%     12.56%      to   12.56%
2009  62             $1.01  to  $1.01          $63        5.18%     1.40%  to 1.40%     16.46%      to   16.46%
2008  80             $0.87  to  $0.87          $70        2.23%     1.40%  to 1.40%    (35.50%)     to  (35.50%)
2007  119            $1.35  to  $1.35         $161        1.92%     1.40%  to 1.40%     (1.46%)     to   (1.46%)
2006  190            $1.37  to  $1.37         $262        1.88%     1.40%  to 1.40%     15.47%      to   15.47%
--------------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2010  1,257          $1.22  to  $1.17       $1,517        1.69%     1.05%  to 1.70%      4.00%      to    3.33%
2009  1,287          $1.17  to  $1.14       $1,499        1.81%     1.05%  to 1.70%      9.09%      to    8.38%
2008  1,163          $1.08  to  $1.05       $1,245        4.95%     1.05%  to 1.70%     (2.63%)     to   (3.26%)
2007  1,683          $1.10  to  $1.08       $1,853        4.49%     1.05%  to 1.70%      8.36%      to    7.65%
2006  1,779          $1.02  to  $1.01       $1,813        3.46%     1.05%  to 1.70%      2.13%(7)   to   (0.13%)
--------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    219

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2010  --             $1.14  to  $1.32           $1        2.13%     1.05%  to 1.70%     11.96%      to   11.24%
2009  --             $1.02  to  $1.19           $1        1.89%     1.05%  to 1.70%     32.25%      to   31.39%
2008  --             $0.77  to  $0.91           $1        0.65%     1.05%  to 1.70%    (45.47%)     to  (45.83%)
2007  --             $1.42  to  $1.67           $1        0.53%     1.05%  to 1.70%     16.68%      to   15.92%
2006  --             $1.21  to  $1.44           $1        0.98%     1.05%  to 1.70%     22.04%(7)   to   22.64%
--------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2010  14             $1.18  to  $1.18          $15        2.12%     1.00%  to 2.05%     17.53%(11)  to   16.98%(11)
2009  14             $0.86  to  $0.86          $13        2.46%     1.05%  to 2.00%     28.46%      to   27.23%
2008  1              $0.67  to  $0.68           $1        0.05%     1.05%  to 2.00%    (25.30%)     to  (26.01%)
2007  --             $0.90  to  $0.91           $1        0.91%     1.05%  to 2.00%    (10.40%)(8)  to   (9.91%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2010  1,755          $1.22  to  $1.21       $1,805        0.36%     1.00%  to 2.05%     21.40%(11)  to   20.82%(11)
2009  1,976          $0.95  to  $0.78       $1,777        0.17%     1.05%  to 2.00%     33.10%      to   31.85%
2008  1,987          $0.71  to  $0.59       $1,347           --     1.05%  to 2.00%    (42.25%)     to  (42.81%)
2007  2,001          $1.24  to  $1.04       $2,357           --     1.05%  to 2.00%     19.57%      to    2.30%(9)
2006  3,360          $1.03  to  $0.98       $3,349           --     1.05%  to 1.70%      4.25%(7)   to   (5.01%)
--------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2010  41             $1.68  to  $1.68          $69        2.20%     1.40%  to 1.40%     11.85%      to   11.85%
2009  45             $1.51  to  $1.51          $68        5.99%     1.40%  to 1.40%     18.20%      to   18.20%
2008  56             $1.27  to  $1.27          $72        2.51%     1.40%  to 1.40%    (27.80%)     to  (27.80%)
2007  66             $1.76  to  $1.76         $116        1.67%     1.40%  to 1.40%     (6.46%)     to   (6.46%)
2006  81             $1.89  to  $1.89         $154        1.56%     1.40%  to 1.40%     17.01%      to   17.01%
--------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2010  56             $1.16  to  $1.15          $63        2.08%     1.00%  to 2.05%     15.56%(11)  to   15.01%(11)
2009  56             $0.93  to  $0.76          $56        6.59%     1.05%  to 2.00%     18.48%      to   17.36%
2008  111            $0.78  to  $0.65          $94        2.29%     1.05%  to 2.00%    (27.57%)     to  (28.25%)
2007  113            $1.08  to  $0.90         $132        1.23%     1.05%  to 2.00%     (6.29%)     to  (10.89%)(9)
2006  43             $1.15  to  $1.24          $55        0.13%     1.05%  to 1.70%     16.22%(7)   to   16.48%
--------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2010  301            $0.97  to  $0.96         $376        7.99%     1.00%  to 2.05%      5.32%(11)  to    4.82%(11)
2009  327            $1.15  to  $1.03         $369       10.08%     1.05%  to 2.00%     42.40%      to   41.06%
2008  372            $0.81  to  $0.73         $296       10.58%     1.05%  to 2.00%    (25.55%)     to  (26.25%)
2007  402            $1.08  to  $0.99         $431        6.34%     1.05%  to 2.00%      0.63%      to   (1.03%)(9)
2006  613            $1.08  to  $1.07         $655        3.64%     1.05%  to 1.70%      7.84%(7)   to    6.53%(5)
--------------------------------------------------------------------------------------------------------------

COL VP MARSICO GRO, CL 1
2010  67             $1.24  to  $1.23          $69        0.18%     1.00%  to 2.05%     24.07%(11)  to   23.48%(11)
2009  5,628          $0.85  to  $0.74       $4,712        0.88%     1.05%  to 2.00%     25.34%      to   24.17%
2008  3,949          $0.67  to  $0.60       $2,649        0.35%     1.05%  to 2.00%    (40.08%)     to  (40.65%)
2007  2,275          $1.13  to  $1.00       $2,555        0.03%     1.05%  to 2.00%     12.45%(8)   to   (1.12%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

COL VP MARSICO INTL OPP, CL 2
2010  3              $1.22  to  $1.21           $3        0.69%     1.00%  to 2.05%     21.72%(11)  to   21.14%(11)
2009  3              $0.79  to  $0.69           $3        2.05%     1.05%  to 2.00%     36.51%      to   35.21%
2008  --             $0.58  to  $0.51           $1        1.27%     1.05%  to 2.00%    (49.02%)     to  (49.51%)
2007  --             $1.14  to  $1.01           $1        0.13%     1.05%  to 2.00%     14.06%(8)   to   (1.13%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------



 220    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

COL VP SM CAP VAL, CL 2
2010  42             $1.26  to  $1.26          $55        1.97%     1.00%  to 2.05%     25.41%(11)  to   24.82%(11)
2009  3,451          $0.95  to  $0.82       $3,462        1.00%     1.05%  to 2.00%     23.69%      to   22.53%
2008  2,518          $0.77  to  $0.67       $2,051        0.50%     1.05%  to 2.00%    (28.91%)     to  (29.58%)
2007  1,818          $1.08  to  $0.95       $2,084        0.10%     1.05%  to 2.00%     (3.60%)     to   (6.76%)(9)
2006  --             $1.13  to  $1.28           $1        0.43%     1.05%  to 1.70%     14.46%(7)   to   17.35%
--------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2010  3              $1.27  to  $1.26           $4        8.32%     1.00%  to 2.05%     27.46%(11)  to   26.84%(11)
2009  --             $0.86  to  $0.80           $1       11.05%     1.05%  to 2.00%     18.23%      to   17.10%
2008  --             $0.72  to  $0.68           $1        1.59%     1.05%  to 2.00%    (34.42%)     to  (35.05%)
2007  --             $1.10  to  $1.05           $1        5.55%     1.05%  to 2.00%     10.54%(8)   to    5.19%(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2010  32             $1.06  to  $1.14          $38        0.92%     1.05%  to 1.70%     25.63%      to   24.81%
2009  35             $0.84  to  $0.92          $33        1.02%     1.05%  to 1.70%     33.93%      to   33.04%
2008  31             $0.63  to  $0.69          $22        0.78%     1.05%  to 1.70%    (41.07%)     to  (41.44%)
2007  29             $1.07  to  $1.18          $34        0.30%     1.05%  to 1.70%      0.31%      to   (0.32%)
2006  29             $1.06  to  $1.18          $35        0.17%     1.05%  to 1.70%      7.92%(7)   to    5.87%
--------------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2010  295            $1.43  to  $1.36         $412           --     1.05%  to 1.70%     28.30%      to   27.47%
2009  378            $1.11  to  $1.07         $412        0.19%     1.05%  to 1.70%     55.42%      to   54.42%
2008  439            $0.72  to  $0.69         $309           --     1.05%  to 1.70%    (41.86%)     to  (42.24%)
2007  436            $1.23  to  $1.20         $529           --     1.05%  to 1.70%     13.24%      to   12.50%
2006  711            $1.09  to  $1.07         $765           --     1.05%  to 1.70%      9.73%(7)   to    2.29%
--------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2010  7              $1.17  to  $1.18          $10        1.89%     1.05%  to 1.70%     13.84%      to   13.11%
2009  7              $1.02  to  $1.04           $9        2.31%     1.05%  to 1.70%     20.95%      to   20.17%
2008  7              $0.85  to  $0.87           $8        1.71%     1.05%  to 1.70%    (30.46%)     to  (30.91%)
2007  7              $1.22  to  $1.25          $11        1.33%     1.05%  to 1.70%      5.73%      to    5.04%
2006  7              $1.15  to  $1.19          $10        1.28%     1.05%  to 1.70%     16.10%(7)   to   14.25%
--------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2010  --             $1.19  to  $1.19           $1        1.24%     1.00%  to 2.05%     18.81%(11)  to   18.25%(11)
2009  --             $0.77  to  $0.70           $1        6.50%     1.05%  to 2.00%     23.59%      to   22.42%
2008  6              $0.62  to  $0.57           $4        1.56%     1.05%  to 2.00%    (42.96%)     to  (43.50%)
2007  6              $1.10  to  $1.02           $7           --     1.05%  to 2.00%      9.88%(8)   to    0.86%(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2010  --             $1.14  to  $1.14           $1        1.37%     1.00%  to 2.05%     13.76%(11)  to   13.22%(11)
2009  --             $0.95  to  $0.76           $1        3.70%     1.05%  to 2.00%     29.29%      to   28.08%
2008  --             $0.74  to  $0.60           $1        2.20%     1.05%  to 2.00%    (38.13%)     to  (38.72%)
2007  --             $1.19  to  $0.97           $1        1.32%     1.05%  to 2.00%      2.83%      to   (2.95%)(9)
2006  --             $1.16  to  $1.38           $1        0.93%     1.05%  to 1.70%     16.22%(7)   to   20.33%
--------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2010  68             $1.04  to  $1.04          $96        4.02%     1.00%  to 2.05%      4.36%(11)  to    3.87%(11)
2009  1,880          $1.02  to  $1.00       $1,899        4.77%     1.05%  to 2.00%     42.80%      to   41.46%
2008  1,281          $0.71  to  $0.71         $911        5.74%     1.05%  to 2.00%    (27.90%)     to  (28.58%)
2007  926            $0.99  to  $0.99         $919        6.34%     1.05%  to 2.00%     (1.36%)(8)  to   (0.89%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    221

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2010  5,461          $1.98  to  $1.20       $9,408        0.98%     1.00%  to 2.05%     15.76%      to   19.13%(11)
2009  6,689          $1.71  to  $0.75       $9,681        1.09%     1.00%  to 2.00%     34.12%      to   32.79%
2008  8,726          $1.28  to  $0.56       $9,221        0.83%     1.00%  to 2.00%    (43.26%)     to  (43.82%)
2007  8,157          $2.25  to  $1.00      $15,528        0.73%     1.00%  to 2.00%     16.13%      to   (1.04%)(9)
2006  8,200          $1.94  to  $1.30      $13,718        1.04%     1.00%  to 1.70%     10.33%      to    9.56%
--------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2010  376            $1.59  to  $1.09         $580        0.03%     1.00%  to 1.70%     22.63%      to   21.77%
2009  389            $1.29  to  $0.90         $491        0.20%     1.00%  to 1.70%     26.69%      to   25.80%
2008  394            $1.02  to  $0.71         $394        0.60%     1.00%  to 1.70%    (47.83%)     to  (48.20%)
2007  387            $1.96  to  $1.38         $744        0.38%     1.00%  to 1.70%     25.39%      to   24.52%
2006  386            $1.56  to  $1.11         $594        0.16%     1.00%  to 1.70%      5.52%      to    4.78%
--------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2010  1,202          $1.01  to  $1.01       $1,476        2.09%     1.00%  to 2.05%      1.20%(11)  to    0.73%(11)
2009  3,443          $1.17  to  $1.08       $3,980        8.50%     1.05%  to 2.00%     14.26%      to   13.19%
2008  2,989          $1.03  to  $0.96       $3,035        3.87%     1.05%  to 2.00%     (4.47%)     to   (5.37%)
2007  3,228          $1.08  to  $1.01       $3,441        2.86%     1.05%  to 2.00%      2.99%      to    1.20%(9)
2006  1,559          $1.04  to  $1.03       $1,617        2.77%     1.05%  to 1.70%      4.52%(7)   to    2.38%
--------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2010  1,184          $2.86  to  $1.24       $3,045        0.09%     1.00%  to 2.05%     27.29%      to   22.89%(11)
2009  2,649          $2.24  to  $0.79       $4,671        0.45%     1.00%  to 2.00%     38.36%      to   36.99%
2008  3,047          $1.62  to  $0.58       $3,849        0.25%     1.00%  to 2.00%    (40.21%)     to  (40.80%)
2007  2,467          $2.71  to  $0.97       $5,611        0.49%     1.00%  to 2.00%     14.19%      to   (4.02%)(9)
2006  2,097          $2.38  to  $1.35       $4,438        0.16%     1.00%  to 1.70%     11.29%      to   10.51%
--------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2010  331            $2.17  to  $1.22         $654        1.22%     1.00%  to 2.05%     11.71%      to   22.46%(11)
2009  330            $1.95  to  $0.68         $580        1.96%     1.00%  to 2.00%     24.96%      to   23.73%
2008  354            $1.56  to  $0.55         $504        2.35%     1.00%  to 2.00%    (44.52%)     to  (45.07%)
2007  376            $2.81  to  $1.00         $982        2.80%     1.00%  to 2.00%     15.88%      to   (1.13%)(9)
2006  512            $2.42  to  $1.42       $1,097        0.69%     1.00%  to 1.70%     16.60%      to   15.79%
--------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2010  119            $1.49  to  $1.46         $174        2.78%     1.00%  to 1.65%     19.77%      to   18.99%
2009  121            $1.25  to  $1.22         $149       12.56%     1.00%  to 1.65%     17.90%      to   17.13%
2008  154            $1.06  to  $1.04         $162        1.04%     1.00%  to 1.65%    (42.97%)     to  (43.34%)
2007  171            $1.85  to  $1.84         $314        2.29%     1.00%  to 1.65%    (21.65%)     to  (22.17%)
2006  182            $2.37  to  $2.37         $430        1.95%     1.00%  to 1.65%     19.39%      to   18.62%
--------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2010  4              $1.09  to  $1.09           $6        7.03%     1.00%  to 2.05%      9.12%(11)  to    8.61%(11)
2009  1              $1.07  to  $0.89           $2        7.97%     1.05%  to 2.00%     34.19%      to   32.91%
2008  2              $0.80  to  $0.67           $2        5.04%     1.05%  to 2.00%    (30.40%)     to  (31.05%)
2007  1              $1.15  to  $0.97           $3        3.29%     1.05%  to 2.00%      2.67%      to   (3.02%)(9)
2006  1              $1.12  to  $1.20           $2        3.27%     1.05%  to 1.70%     12.47%(7)   to   16.26%
--------------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2010  --             $1.08  to  $1.13           $1        1.60%     1.05%  to 1.70%     19.38%      to   18.61%
2009  --             $0.91  to  $0.95           $1        1.46%     1.05%  to 1.70%     16.13%      to   15.37%
2008  --             $0.78  to  $0.82           $1        1.81%     1.05%  to 1.70%    (27.86%)     to  (28.33%)
2007  --             $1.08  to  $1.15           $1        2.35%     1.05%  to 1.70%     (3.71%)     to   (4.34%)
2006  --             $1.13  to  $1.20           $1        0.31%     1.05%  to 1.70%     13.60%(7)   to   15.16%
--------------------------------------------------------------------------------------------------------------



 222    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2010  251            $2.36  to  $2.24         $579        0.73%     1.00%  to 1.65%     26.95%      to   26.12%
2009  239            $1.86  to  $1.78         $435        1.63%     1.00%  to 1.65%     27.87%      to   27.04%
2008  263            $1.45  to  $1.40         $376        1.18%     1.00%  to 1.65%    (33.68%)     to  (34.11%)
2007  288            $2.19  to  $2.12         $621        0.63%     1.00%  to 1.65%     (3.36%)     to   (3.99%)
2006  321            $2.27  to  $2.21         $720        0.65%     1.00%  to 1.65%     15.82%      to   15.07%
--------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2010  572            $2.04  to  $1.24       $1,128           --     1.00%  to 1.70%     26.36%      to   25.47%
2009  575            $1.61  to  $0.98         $900           --     1.00%  to 1.70%     42.15%      to   41.15%
2008  625            $1.14  to  $0.70         $694           --     1.00%  to 1.70%    (43.07%)     to  (43.47%)
2007  624            $2.00  to  $1.23       $1,221           --     1.00%  to 1.70%     10.13%      to    9.36%
2006  654            $1.81  to  $1.13       $1,168           --     1.00%  to 1.70%      7.62%      to    6.87%
--------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2010  1,803          $1.60  to  $1.12       $2,805        1.60%     1.00%  to 1.70%     10.09%      to    9.32%
2009  1,955          $1.46  to  $1.03       $2,760        1.90%     1.00%  to 1.70%     24.80%      to   23.92%
2008  2,361          $1.17  to  $0.83       $2,672        3.01%     1.00%  to 1.70%    (37.73%)     to  (38.17%)
2007  2,604          $1.87  to  $1.34       $4,755        1.58%     1.00%  to 1.70%      2.44%      to    1.73%
2006  3,458          $1.83  to  $1.32       $5,991        1.26%     1.00%  to 1.70%     17.21%      to   16.39%
--------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2010  366            $2.16  to  $2.09         $781        1.91%     1.00%  to 1.65%      7.33%      to    6.63%
2009  363            $2.02  to  $1.96         $724        3.03%     1.00%  to 1.65%     35.68%      to   34.80%
2008  326            $1.49  to  $1.46         $481        2.44%     1.00%  to 1.65%    (40.97%)     to  (41.36%)
2007  344            $2.52  to  $2.48         $862        1.94%     1.00%  to 1.65%     14.30%      to   13.56%
2006  309            $2.20  to  $2.19         $679        1.24%     1.00%  to 1.65%     20.24%      to   19.46%
--------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
2010  409            $1.08  to  $1.07         $689        0.58%     1.00%  to 2.05%      8.27%(11)  to    7.76%(11)
2009  2,265          $1.45  to  $1.22       $3,314       14.56%     1.05%  to 2.00%     17.44%      to   16.33%
2008  2,015          $1.23  to  $1.05       $2,524        3.77%     1.05%  to 2.00%      5.10%      to    4.11%
2007  2,194          $1.17  to  $1.01       $2,627        2.84%     1.05%  to 2.00%      9.84%      to    0.65%(9)
2006  1,305          $1.07  to  $1.10       $1,435        2.54%     1.05%  to 1.70%      7.27%(7)   to   10.87%
--------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2010  --             $1.15  to  $1.15           $1        1.13%     1.00%  to 2.05%     15.13%(11)  to   14.59%(11)
2009  --             $0.88  to  $0.70           $1        3.16%     1.05%  to 2.00%     29.73%      to   28.50%
2008  --             $0.68  to  $0.55           $1        1.78%     1.05%  to 2.00%    (42.92%)     to  (43.46%)
2007  --             $1.19  to  $0.97           $1        1.24%     1.05%  to 2.00%      1.28%      to   (3.86%)(9)
2006  --             $1.18  to  $1.34           $1        0.90%     1.05%  to 1.70%     17.61%(7)   to   19.77%
--------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2010  845            $1.25  to  $1.24       $1,149        0.48%     1.00%  to 2.05%     23.57%(11)  to   22.98%(11)
2009  2,185          $0.95  to  $0.78       $2,296        1.80%     1.05%  to 2.00%     31.76%      to   30.51%
2008  2,379          $0.72  to  $0.59       $1,902        1.14%     1.05%  to 2.00%    (37.71%)     to  (38.31%)
2007  2,196          $1.16  to  $0.96       $2,839        0.87%     1.05%  to 2.00%      2.12%      to   (4.88%)(9)
2006  1,698          $1.14  to  $1.32       $2,174        1.42%     1.05%  to 1.70%     15.30%(7)   to   14.21%
--------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2010  --             $1.18  to  $1.17           $1        1.85%     1.00%  to 2.05%     16.51%(11)  to   15.96%(11)
2009  --             $0.70  to  $0.69           $1        2.17%     1.05%  to 2.00%     19.89%      to   18.74%
2008  --             $0.59  to  $0.58           $1        1.67%     1.05%  to 2.00%    (37.67%)     to  (38.24%)
2007  --             $0.94  to  $0.94           $1        1.90%     1.05%  to 2.00%     (6.02%)(8)  to   (6.94%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    223

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

INVESCO VI BASIC VAL, SER II
2010  618            $1.38  to  $0.85         $753        0.36%     1.00%  to 1.70%      5.88%      to    5.14%
2009  636            $1.30  to  $0.81         $739        1.23%     1.00%  to 1.70%     46.27%      to   45.25%
2008  636            $0.89  to  $0.56         $503        0.54%     1.00%  to 1.70%    (52.38%)     to  (52.72%)
2007  597            $1.87  to  $1.18       $1,009        0.33%     1.00%  to 1.70%      0.35%      to   (0.35%)
2006  642            $1.86  to  $1.19       $1,075        0.13%     1.00%  to 1.70%     11.82%      to   11.04%
--------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2010  --             $1.21  to  $1.21           $2        0.60%     1.00%  to 2.05%     20.85%(11)  to   20.28%(11)
2009  --             $0.71  to  $0.65           $1        0.29%     1.05%  to 2.00%     19.46%      to   18.32%
2008  --             $0.60  to  $0.55           $1           --     1.05%  to 2.00%    (43.23%)     to  (43.76%)
2007  --             $1.05  to  $0.97           $2           --     1.05%  to 2.00%      4.54%(8)   to   (3.72%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2010  88             $1.89  to  $1.23         $166           --     1.00%  to 2.05%     17.29%      to   22.04%(11)
2009  85             $1.61  to  $0.69         $136           --     1.00%  to 2.00%     40.58%      to   39.18%
2008  87             $1.15  to  $0.50          $99           --     1.00%  to 2.00%    (47.66%)     to  (48.17%)
2007  87             $2.19  to  $0.96         $190           --     1.00%  to 2.00%      9.44%      to   (5.35%)(9)
2006  92             $2.00  to  $1.29         $183           --     1.00%  to 1.70%     15.10%      to   14.31%
--------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2010  365            $1.28  to  $1.28         $469        0.98%     1.40%  to 1.40%      8.03%      to    8.03%
2009  391            $1.19  to  $1.19         $465        1.82%     1.40%  to 1.40%     26.52%      to   26.52%
2008  444            $0.94  to  $0.94         $417        1.97%     1.40%  to 1.40%    (31.12%)     to  (31.12%)
2007  591            $1.36  to  $1.36         $806        1.04%     1.40%  to 1.40%      6.61%      to    6.61%
2006  719            $1.28  to  $1.28         $920        0.59%     1.40%  to 1.40%     15.09%      to   15.09%
--------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER II
2010  8              $1.09  to  $1.06           $9        0.80%     1.00%  to 1.65%      8.16%      to    7.46%
2009  9              $1.01  to  $0.99          $10        1.73%     1.00%  to 1.65%     26.70%      to   25.89%
2008  8              $0.80  to  $0.78           $7        2.01%     1.00%  to 1.65%    (31.02%)     to  (31.46%)
2007  7              $1.16  to  $1.14           $9        0.97%     1.00%  to 1.65%      6.80%      to    6.10%
2006  7              $1.08  to  $1.08           $8        0.84%     1.00%  to 1.65%      8.26%(5)   to    7.79%(5)
--------------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2010  11             $1.11  to  $1.11          $11           --     1.00%  to 2.05%     10.85%(11)  to   10.33%(11)
2009  11             $0.92  to  $0.89          $11        0.18%     1.05%  to 2.00%     26.06%      to   24.87%
2008  --             $0.73  to  $0.71           $1           --     1.05%  to 2.00%    (29.54%)     to  (30.19%)
2007  --             $1.03  to  $1.02           $1           --     1.05%  to 2.00%      3.06%(8)   to    1.03%(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER I
2010  26             $1.63  to  $1.63          $42        2.13%     1.40%  to 1.40%     11.30%      to   11.30%
2009  35             $1.46  to  $1.46          $51        1.43%     1.40%  to 1.40%     33.36%      to   33.36%
2008  53             $1.10  to  $1.10          $59        0.49%     1.40%  to 1.40%    (41.21%)     to  (41.21%)
2007  77             $1.87  to  $1.87         $143        0.38%     1.40%  to 1.40%     13.12%      to   13.12%
2006  103            $1.65  to  $1.65         $170        0.88%     1.40%  to 1.40%     26.46%      to   26.46%
--------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2010  59             $1.17  to  $1.16          $55        0.11%     1.00%  to 2.05%     16.32%(11)  to   15.77%(11)
2009  4,393          $0.82  to  $0.75       $3,574        1.89%     1.05%  to 2.00%     33.50%      to   32.24%
2008  1,991          $0.61  to  $0.57       $1,218        0.63%     1.05%  to 2.00%    (41.17%)     to  (41.73%)
2007  1,069          $1.05  to  $0.97       $1,114        0.89%     1.05%  to 2.00%      4.47%(8)   to   (3.84%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------



 224    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

INVESCO VI MID CAP CORE EQ, SER II
2010  70             $1.21  to  $1.27          $92        0.34%     1.05%  to 1.70%     12.59%      to   11.86%
2009  73             $1.08  to  $1.13          $85        1.09%     1.05%  to 1.70%     28.50%      to   27.67%
2008  73             $0.84  to  $0.89          $66        1.24%     1.05%  to 1.70%    (29.43%)     to  (29.88%)
2007  91             $1.19  to  $1.27         $117        0.05%     1.05%  to 1.70%      8.14%      to    7.43%
2006  107            $1.10  to  $1.18         $127        0.73%     1.05%  to 1.70%     10.79%(7)   to    9.11%
--------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2010  2,990          $1.18  to  $1.17       $3,194        0.17%     1.00%  to 2.05%     17.23%(11)  to   16.67%(11)
2009  4,987          $0.88  to  $0.74       $4,601        4.50%     1.05%  to 2.00%     27.07%      to   25.87%
2008  5,459          $0.69  to  $0.59       $3,968        2.14%     1.05%  to 2.00%    (36.47%)     to  (37.07%)
2007  4,790          $1.09  to  $0.94       $5,521        1.58%     1.05%  to 2.00%     (3.35%)     to   (7.53%)(9)
2006  4,455          $1.13  to  $1.20       $5,339        0.93%     1.05%  to 1.70%     13.41%(7)   to   14.09%
--------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2010  372            $2.02  to  $2.02         $753        2.85%     1.40%  to 1.40%      6.88%      to    6.88%
2009  420            $1.89  to  $1.89         $795        2.85%     1.40%  to 1.40%     24.14%      to   24.14%
2008  653            $1.53  to  $1.53         $997        2.42%     1.40%  to 1.40%    (17.01%)     to  (17.01%)
2007  1,090          $1.84  to  $1.84       $2,003        2.40%     1.40%  to 1.40%      8.99%      to    8.99%
2006  1,482          $1.69  to  $1.69       $2,499        2.03%     1.40%  to 1.40%      9.18%      to    9.18%
--------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2010  64             $1.17  to  $1.17          $62        0.01%     1.00%  to 2.05%     16.72%(11)  to   16.17%(11)
2009  4,863          $0.85  to  $0.78       $4,083        0.38%     1.05%  to 2.00%     34.59%      to   33.32%
2008  4,080          $0.63  to  $0.58       $2,555        0.65%     1.05%  to 2.00%    (40.50%)     to  (41.06%)
2007  2,815          $1.06  to  $0.99       $2,972        0.70%     1.05%  to 2.00%      5.92%(8)   to   (1.83%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
2010  133            $1.20  to  $1.20         $160        0.61%     1.40%  to 1.40%     14.23%      to   14.23%
2009  154            $1.05  to  $1.05         $161        1.39%     1.40%  to 1.40%     35.79%      to   35.79%
2008  189            $0.77  to  $0.77         $146        1.09%     1.40%  to 1.40%    (45.43%)     to  (45.43%)
2007  299            $1.41  to  $1.41         $423        0.72%     1.40%  to 1.40%      8.10%      to    8.10%
2006  369            $1.31  to  $1.31         $483        1.70%     1.40%  to 1.40%     16.57%      to   16.57%
--------------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2010  --             $1.29  to  $1.29           $1           --     1.00%  to 2.05%     29.12%(11)  to   28.50%(11)
2009  --             $0.86  to  $0.80           $1           --     1.05%  to 2.00%     41.28%      to   39.95%
2008  --             $0.61  to  $0.57           $1           --     1.05%  to 2.00%    (41.33%)     to  (41.88%)
2007  --             $1.03  to  $0.99           $1           --     1.05%  to 2.00%      3.26%(8)   to   (3.18%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2010  194            $1.56  to  $1.14         $298        0.29%     1.00%  to 1.70%     11.04%      to   10.27%
2009  211            $1.41  to  $1.03         $292        0.45%     1.00%  to 1.70%     37.71%      to   36.74%
2008  225            $1.02  to  $0.76         $227        0.29%     1.00%  to 1.70%    (37.61%)     to  (38.04%)
2007  240            $1.64  to  $1.22         $389        0.08%     1.00%  to 1.70%      9.91%      to    9.15%
2006  248            $1.49  to  $1.12         $367           --     1.00%  to 1.70%      6.24%      to    5.50%
--------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2010  186            $2.26  to  $1.53         $407           --     1.00%  to 1.70%     34.59%      to   33.65%
2009  180            $1.68  to  $1.14         $294           --     1.00%  to 1.70%     61.30%      to   60.17%
2008  186            $1.04  to  $0.71         $189           --     1.00%  to 1.70%    (40.12%)     to  (40.54%)
2007  188            $1.74  to  $1.20         $319           --     1.00%  to 1.70%      1.23%      to    0.51%
2006  188            $1.72  to  $1.19         $316           --     1.00%  to 1.70%     11.81%      to   11.04%
--------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    225

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2010  1,891          $1.45  to  $1.09       $2,683        2.57%     1.00%  to 2.05%      8.54%      to    8.86%(11)
2009  1,936          $1.34  to  $0.86       $2,540        3.56%     1.00%  to 2.00%     16.55%      to   15.39%
2008  2,161          $1.15  to  $0.75       $2,441        2.90%     1.00%  to 2.00%    (23.09%)     to  (23.86%)
2007  2,389          $1.49  to  $0.98       $3,518        2.42%     1.00%  to 2.00%      2.90%      to   (2.94%)(9)
2006  2,613          $1.45  to  $1.13       $3,749        2.14%     1.00%  to 1.70%     10.52%      to    9.75%
--------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2010  66             $2.95  to  $1.17         $180        2.90%     1.00%  to 2.05%     12.38%      to   15.57%(11)
2009  62             $2.63  to  $0.83         $156        6.02%     1.00%  to 2.00%     31.55%      to   30.24%
2008  73             $2.00  to  $0.64         $145        1.20%     1.00%  to 2.00%    (38.43%)     to  (39.04%)
2007  49             $3.24  to  $1.04         $159        0.78%     1.00%  to 2.00%     26.28%      to    2.91%(9)
2006  50             $2.57  to  $1.56         $129        1.90%     1.00%  to 1.70%     29.66%      to   28.76%
--------------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2010  19             $1.21  to  $1.21          $16        0.63%     1.00%  to 2.05%     19.80%(11)  to   19.24%(11)
2009  1,096          $0.66  to  $0.66         $714        0.02%     1.05%  to 2.00%     39.94%      to   38.62%
2008  1,461          $0.47  to  $0.48         $682        2.63%     1.05%  to 2.00%    (44.93%)     to  (45.46%)
2007  583            $0.85  to  $0.88         $496        0.34%     1.05%  to 2.00%    (14.49%)(8)  to  (13.56%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2010  --             $1.26  to  $1.26           $2           --     1.00%  to 2.05%     25.72%(11)  to   25.13%(11)
2009  --             $0.92  to  $0.80           $1           --     1.05%  to 2.00%     55.72%      to   54.25%
2008  --             $0.59  to  $0.52           $1        0.70%     1.05%  to 2.00%    (47.37%)     to  (47.88%)
2007  --             $1.13  to  $0.99           $1           --     1.05%  to 2.00%     12.51%(8)   to   (2.32%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

MS UIF U.S. REAL EST, CL II
2010  38             $1.01  to  $1.30          $51        1.95%     1.05%  to 1.70%     28.17%      to   27.35%
2009  45             $0.79  to  $1.02          $48        2.98%     1.05%  to 1.70%     27.15%      to   26.34%
2008  52             $0.62  to  $0.81          $43        2.67%     1.05%  to 1.70%    (38.71%)     to  (39.09%)
2007  42             $1.01  to  $1.33          $57        0.95%     1.05%  to 1.70%    (18.14%)     to  (18.68%)
2006  46             $1.23  to  $1.64          $75        0.96%     1.05%  to 1.70%     23.93%(7)   to   35.35%
--------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2010  133            $1.36  to  $1.36         $181        0.18%     1.40%  to 1.40%      7.90%      to    7.90%
2009  144            $1.26  to  $1.26         $181        0.34%     1.40%  to 1.40%     42.51%      to   42.51%
2008  198            $0.88  to  $0.88         $175        0.16%     1.40%  to 1.40%    (46.28%)     to  (46.28%)
2007  320            $1.64  to  $1.64         $526        0.23%     1.40%  to 1.40%     12.55%      to   12.55%
2006  418            $1.46  to  $1.46         $611        0.40%     1.40%  to 1.40%      6.45%      to    6.45%
--------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2010  2,463          $1.49  to  $1.19       $3,342           --     1.00%  to 2.05%      8.06%      to   18.13%(11)
2009  2,502          $1.38  to  $0.73       $3,150        0.01%     1.00%  to 2.00%     42.72%      to   41.30%
2008  2,711          $0.96  to  $0.51       $2,390           --     1.00%  to 2.00%    (46.20%)     to  (46.74%)
2007  2,758          $1.79  to  $0.97       $4,570        0.01%     1.00%  to 2.00%     12.72%      to   (4.66%)(9)
2006  2,906          $1.59  to  $1.11       $4,291        0.18%     1.00%  to 1.70%      6.61%      to    5.87%
--------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2010  247            $2.34  to  $1.18         $546        1.18%     1.00%  to 2.05%     14.55%      to   17.64%(11)
2009  235            $2.04  to  $0.76         $452        2.03%     1.00%  to 2.00%     37.97%      to   36.59%
2008  256            $1.48  to  $0.56         $359        1.29%     1.00%  to 2.00%    (40.93%)     to  (41.52%)
2007  274            $2.51  to  $0.95         $653        1.15%     1.00%  to 2.00%      5.02%      to   (6.14%)(9)
2006  276            $2.39  to  $1.38         $653        0.80%     1.00%  to 1.70%     16.20%      to   15.39%
--------------------------------------------------------------------------------------------------------------



 226    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2010  2,833          $1.60  to  $1.06       $4,273       12.14%     1.00%  to 2.05%     13.63%      to    6.38%(11)
2009  6,588          $1.41  to  $0.99       $8,378        0.23%     1.00%  to 2.00%     17.23%      to   16.05%
2008  6,301          $1.20  to  $0.86       $6,955        4.75%     1.00%  to 2.00%    (15.34%)     to  (16.18%)
2007  6,605          $1.42  to  $1.02       $8,728        3.01%     1.00%  to 2.00%      8.46%      to    2.22%(9)
2006  5,109          $1.31  to  $1.08       $6,376        3.71%     1.00%  to 1.70%      6.17%      to    5.43%
--------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2010  41             $0.41  to  $0.41          $17        6.88%     1.40%  to 1.40%     13.22%      to   13.22%
2009  50             $0.36  to  $0.36          $18           --     1.40%  to 1.40%     23.58%      to   23.58%
2008  66             $0.29  to  $0.29          $19        8.12%     1.40%  to 1.40%    (78.97%)     to  (78.97%)
2007  144            $1.39  to  $1.39         $200        7.66%     1.40%  to 1.40%     (1.50%)     to   (1.50%)
2006  195            $1.41  to  $1.41         $275        7.76%     1.40%  to 1.40%      7.91%      to    7.91%
--------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2010  258            $0.41  to  $0.39         $105        5.08%     1.00%  to 1.65%     13.31%      to   12.57%
2009  191            $0.36  to  $0.35          $69           --     1.00%  to 1.65%     24.70%      to   23.89%
2008  196            $0.29  to  $0.28          $56        8.02%     1.00%  to 1.65%    (78.79%)     to  (78.93%)
2007  213            $1.37  to  $1.33         $286        5.71%     1.00%  to 1.65%     (1.46%)     to   (2.11%)
2006  173            $1.39  to  $1.36         $238        7.15%     1.00%  to 1.65%      8.15%      to    7.44%
--------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2010  863            $2.21  to  $1.22       $1,686        0.43%     1.00%  to 2.05%     21.83%      to   21.25%(11)
2009  1,171          $1.81  to  $0.77       $1,905        0.64%     1.00%  to 2.00%     35.52%      to   34.18%
2008  1,220          $1.34  to  $0.57       $1,478        0.28%     1.00%  to 2.00%    (38.62%)     to  (39.23%)
2007  1,251          $2.18  to  $0.94       $2,483        0.16%     1.00%  to 2.00%     (2.38%)     to   (7.86%)(9)
2006  1,344          $2.23  to  $1.27       $2,770        0.02%     1.00%  to 1.70%     13.52%      to   12.73%
--------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2010  98             $1.06  to  $1.06         $113        4.47%     1.00%  to 2.05%      6.44%(11)  to    5.94%(11)
2009  2,394          $1.04  to  $0.99       $2,461        6.47%     1.05%  to 2.00%     20.16%      to   19.01%
2008  3,194          $0.86  to  $0.83       $2,743        6.14%     1.05%  to 2.00%    (16.79%)     to  (17.58%)
2007  2,635          $1.04  to  $1.01       $2,730       12.08%     1.05%  to 2.00%      3.70%(8)   to    0.46%(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2010  32             $1.71  to  $1.71          $54       13.70%     1.40%  to 1.40%     11.45%      to   11.45%
2009  40             $1.53  to  $1.53          $61        7.62%     1.40%  to 1.40%     52.68%      to   52.68%
2008  50             $1.00  to  $1.00          $50        6.60%     1.40%  to 1.40%    (31.96%)     to  (31.96%)
2007  69             $1.48  to  $1.48         $102        5.08%     1.40%  to 1.40%      2.74%      to    2.74%
2006  78             $1.44  to  $1.44         $113        6.62%     1.40%  to 1.40%      5.13%      to    5.13%
--------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2010  39             $1.75  to  $1.75          $69       15.92%     1.40%  to 1.40%     11.11%      to   11.11%
2009  63             $1.57  to  $1.57          $99        7.78%     1.40%  to 1.40%     53.20%      to   53.20%
2008  96             $1.03  to  $1.03          $98        6.87%     1.40%  to 1.40%    (31.78%)     to  (31.78%)
2007  158            $1.50  to  $1.50         $238        5.42%     1.40%  to 1.40%      2.68%      to    2.68%
2006  275            $1.46  to  $1.46         $403        6.03%     1.40%  to 1.40%      4.82%      to    4.82%
--------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2010  --             $1.09  to  $1.16           $1        1.89%     1.05%  to 1.70%      1.40%      to    0.74%
2009  --             $1.07  to  $1.15           $1       11.03%     1.05%  to 1.70%     24.69%      to   23.89%
2008  --             $0.86  to  $0.93           $1           --     1.05%  to 1.70%    (17.94%)     to  (18.47%)
2007  --             $1.05  to  $1.14           $1        0.78%     1.05%  to 1.70%     (1.64%)     to   (2.29%)
2006  --             $1.07  to  $1.17           $1        0.58%     1.05%  to 1.70%      7.77%(7)   to    1.06%
--------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    227

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2010  52             $1.29  to  $1.29          $67        1.79%     1.40%  to 1.40%     13.12%      to   13.12%
2009  63             $1.14  to  $1.14          $71        3.95%     1.40%  to 1.40%     28.35%      to   28.35%
2008  124            $0.89  to  $0.89         $110        2.72%     1.40%  to 1.40%    (39.42%)     to  (39.42%)
2007  176            $1.47  to  $1.47         $258        1.67%     1.40%  to 1.40%     (7.11%)     to   (7.11%)
2006  224            $1.58  to  $1.58         $354        4.54%     1.40%  to 1.40%     14.58%      to   14.58%
--------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2010  184            $1.45  to  $1.38         $209        1.62%     1.00%  to 1.65%     13.24%      to   12.50%
2009  210            $1.28  to  $1.22         $214        2.77%     1.00%  to 1.65%     28.52%      to   27.69%
2008  288            $1.00  to  $0.96         $228        2.36%     1.00%  to 1.65%    (39.31%)     to  (39.71%)
2007  515            $1.64  to  $1.59         $669        1.40%     1.00%  to 1.65%     (6.98%)     to   (7.58%)
2006  804            $1.76  to  $1.72       $1,123        1.66%     1.00%  to 1.65%     14.76%      to   14.02%
--------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2010  40             $1.70  to  $1.70          $68        7.25%     1.40%  to 1.40%     12.95%      to   12.95%
2009  48             $1.50  to  $1.50          $73       10.59%     1.40%  to 1.40%     48.23%      to   48.23%
2008  56             $1.01  to  $1.01          $56       10.34%     1.40%  to 1.40%    (27.04%)     to  (27.04%)
2007  88             $1.39  to  $1.39         $123        8.05%     1.40%  to 1.40%      1.87%      to    1.87%
2006  104            $1.36  to  $1.36         $142        9.19%     1.40%  to 1.40%      9.07%      to    9.07%
--------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2010  46             $1.81  to  $1.81          $83        7.85%     1.40%  to 1.40%     12.46%      to   12.46%
2009  54             $1.61  to  $1.61          $86       10.74%     1.40%  to 1.40%     48.10%      to   48.10%
2008  70             $1.09  to  $1.09          $76       10.27%     1.40%  to 1.40%    (27.10%)     to  (27.10%)
2007  96             $1.49  to  $1.49         $143        8.30%     1.40%  to 1.40%      1.36%      to    1.36%
2006  125            $1.47  to  $1.47         $184        8.48%     1.40%  to 1.40%      9.00%      to    9.00%
--------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2010  41             $1.80  to  $1.14          $72        3.74%     1.00%  to 1.70%      8.93%      to    8.18%
2009  46             $1.66  to  $1.05          $75           --     1.00%  to 1.70%     23.39%      to   22.53%
2008  59             $1.34  to  $0.86          $78        2.13%     1.00%  to 1.70%    (44.51%)     to  (44.89%)
2007  59             $2.42  to  $1.56         $142        4.22%     1.00%  to 1.70%      7.28%      to    6.53%
2006  97             $2.25  to  $1.46         $218        0.60%     1.00%  to 1.70%     26.45%      to   25.57%
--------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2010  25             $1.22  to  $1.22          $31        0.59%     1.40%  to 1.40%     18.21%      to   18.21%
2009  32             $1.03  to  $1.03          $33        0.67%     1.40%  to 1.40%     30.64%      to   30.64%
2008  33             $0.79  to  $0.79          $26        0.35%     1.40%  to 1.40%    (39.47%)     to  (39.47%)
2007  57             $1.30  to  $1.30          $74        0.17%     1.40%  to 1.40%      4.54%      to    4.54%
2006  74             $1.24  to  $1.24          $92        0.19%     1.40%  to 1.40%      7.32%      to    7.32%
--------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2010  23             $1.13  to  $1.13          $26           --     1.00%  to 1.70%     13.01%(12)  to   12.80%(12)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2010  6              $1.50  to  $1.42           $9        1.02%     1.00%  to 1.65%     15.21%      to   14.47%
2009  6              $1.30  to  $1.24           $8        1.10%     1.00%  to 1.65%     31.85%      to   31.00%
2008  6              $0.99  to  $0.95           $6        0.20%     1.00%  to 1.65%    (39.16%)     to  (39.56%)
2007  --             $1.62  to  $1.57           $1        0.40%     1.00%  to 1.65%     (0.45%)     to   (1.09%)
2006  --             $1.63  to  $1.59           $1        0.54%     1.00%  to 1.65%     10.20%      to    9.50%
--------------------------------------------------------------------------------------------------------------



 228    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2010  72             $0.95  to  $1.05          $76        0.29%     1.05%  to 1.70%     24.66%      to   23.86%
2009  102            $0.76  to  $0.85          $87        2.02%     1.05%  to 1.70%     30.15%      to   29.32%
2008  119            $0.58  to  $0.65          $78        1.47%     1.05%  to 1.70%    (39.99%)     to  (40.38%)
2007  109            $0.97  to  $1.10         $120        0.91%     1.05%  to 1.70%    (13.64%)     to  (14.20%)
2006  533            $1.13  to  $1.28         $634        0.01%     1.05%  to 1.70%     14.28%(7)   to   15.31%
--------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2010  137            $1.43  to  $1.43         $195        1.31%     1.40%  to 1.40%     19.12%      to   19.12%
2009  169            $1.20  to  $1.20         $202        0.89%     1.40%  to 1.40%     61.62%      to   61.62%
2008  230            $0.74  to  $0.74         $171           --     1.40%  to 1.40%    (37.91%)     to  (37.91%)
2007  410            $1.19  to  $1.19         $489           --     1.40%  to 1.40%      4.05%      to    4.05%
2006  528            $1.15  to  $1.15         $605        0.12%     1.40%  to 1.40%      3.97%      to    3.97%
--------------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2010  329            $1.24  to  $1.24         $407           --     1.40%  to 1.40%     10.97%      to   10.97%
2009  342            $1.12  to  $1.12         $381           --     1.40%  to 1.40%     22.50%      to   22.50%
2008  390            $0.91  to  $0.91         $355        0.25%     1.40%  to 1.40%    (30.89%)     to  (30.89%)
2007  572            $1.32  to  $1.32         $753        2.81%     1.40%  to 1.40%      0.32%      to    0.32%
2006  737            $1.31  to  $1.31         $968        2.43%     1.40%  to 1.40%     12.80%      to   12.80%
--------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2010  983            $1.07  to  $0.99       $1,052        0.01%     1.00%  to 2.05%     (0.98%)     to   (0.92%)(11)
2009  1,837          $1.08  to  $0.99       $1,953        0.05%     1.00%  to 2.00%     (0.84%)     to   (1.85%)
2008  1,059          $1.09  to  $1.01       $1,158        2.28%     1.00%  to 2.00%      1.25%      to    0.24%
2007  1,127          $1.08  to  $1.00       $1,229        4.72%     1.00%  to 2.00%      3.71%      to    0.47%(9)
2006  626            $1.04  to  $1.04         $674        4.36%     1.00%  to 1.70%      3.46%      to    2.73%
--------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2010  1,239          $1.28  to  $1.01       $1,580        2.55%     1.00%  to 2.05%      7.25%      to    1.29%(11)
2009  6,439          $1.19  to  $1.04       $7,471        4.22%     1.00%  to 2.00%     13.28%      to   12.16%
2008  5,770          $1.05  to  $0.93       $5,954        0.41%     1.00%  to 2.00%     (7.25%)     to   (8.17%)
2007  5,310          $1.14  to  $1.01       $5,972        4.75%     1.00%  to 2.00%      4.15%      to    1.07%(9)
2006  2,953          $1.09  to  $1.04       $3,258        4.40%     1.00%  to 1.70%      3.38%      to    2.66%
--------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2010  1,706          $2.18  to  $1.20       $2,749           --     1.00%  to 2.05%     15.67%      to   20.49%(11)
2009  6,143          $1.89  to  $0.70       $7,594           --     1.00%  to 2.00%     26.19%      to   24.93%
2008  5,510          $1.50  to  $0.56       $5,501        0.07%     1.00%  to 2.00%    (41.06%)     to  (41.65%)
2007  3,688          $2.54  to  $0.96       $6,518        1.60%     1.00%  to 2.00%      6.94%      to   (5.67%)(9)
2006  2,732          $2.37  to  $1.38       $4,800        1.43%     1.00%  to 1.70%     18.56%      to   17.73%
--------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2010  594            $0.90  to  $1.20         $597           --     1.00%  to 2.05%     16.17%      to   20.09%(11)
2009  643            $0.78  to  $0.65         $559           --     1.00%  to 2.00%     22.92%      to   21.70%
2008  642            $0.63  to  $0.54         $455        0.23%     1.00%  to 2.00%    (42.74%)     to  (43.31%)
2007  705            $1.10  to  $0.95         $875        1.32%     1.00%  to 2.00%      1.90%      to   (6.47%)(9)
2006  867            $1.08  to  $1.22       $1,058        1.19%     1.00%  to 1.70%      8.36%(4)   to   13.35%
--------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2010  191            $1.02  to  $1.01         $228        0.30%     1.00%  to 2.05%      1.79%(11)  to    1.31%(11)
2009  3,879          $1.15  to  $1.06       $4,406        9.73%     1.05%  to 2.00%      5.72%      to    4.72%
2008  1,839          $1.08  to  $1.01       $1,986        2.55%     1.05%  to 2.00%     (0.91%)     to   (1.84%)
2007  1,893          $1.09  to  $1.03       $2,071        2.37%     1.05%  to 2.00%      6.80%      to    3.32%(9)
2006  1,214          $1.02  to  $1.02       $1,244        6.99%     1.05%  to 1.70%      2.66%(7)   to    2.55%(6)
--------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    229

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2010  163            $1.08  to  $1.07         $250        9.29%     1.00%  to 2.05%      7.97%(11)  to    7.45%(11)
2009  183            $1.22  to  $1.08         $249        9.91%     1.05%  to 2.00%     52.24%      to   50.81%
2008  216            $0.80  to  $0.72         $192        0.27%     1.05%  to 2.00%    (25.96%)     to  (26.66%)
2007  229            $1.08  to  $0.98         $275        7.42%     1.05%  to 2.00%      0.82%      to   (2.19%)(9)
2006  244            $1.07  to  $1.12         $284        7.45%     1.05%  to 1.70%      7.16%(7)   to    8.95%
--------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2010  109            $1.07  to  $1.07         $156        1.23%     1.00%  to 2.05%      7.16%(11)  to    6.65%(11)
2009  2,925          $1.22  to  $1.10       $3,579        4.70%     1.05%  to 2.00%     40.91%      to   39.58%
2008  1,846          $0.87  to  $0.78       $1,612        0.18%     1.05%  to 2.00%    (19.66%)     to  (20.42%)
2007  1,525          $1.08  to  $0.99       $1,665        6.90%     1.05%  to 2.00%      1.56%      to   (1.48%)(9)
2006  604            $1.06  to  $1.08         $650        6.48%     1.05%  to 1.70%      6.28%(7)   to    6.18%
--------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2010  63             $1.30  to  $1.34          $74           --     1.05%  to 1.70%     24.96%      to   24.15%
2009  75             $1.04  to  $1.08          $71           --     1.05%  to 1.70%     61.70%      to   60.65%
2008  89             $0.64  to  $0.67          $52        0.02%     1.05%  to 1.70%    (45.43%)     to  (45.78%)
2007  137            $1.18  to  $1.24         $148        0.06%     1.05%  to 1.70%     12.54%      to   11.82%
2006  186            $1.05  to  $1.11         $179        0.26%     1.05%  to 1.70%      6.71%(7)   to   (1.75%)
--------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2010  5              $1.26  to  $1.26           $6           --     1.00%  to 2.05%     26.32%(11)  to   25.72%(11)
2009  --             $0.76  to  $0.72           $1           --     1.05%  to 2.00%     39.47%      to   38.15%
2008  --             $0.54  to  $0.52           $0           --     1.05%  to 2.00%    (45.68%)     to  (46.19%)
2007  --             $1.00  to  $0.96           $1        0.37%     1.05%  to 2.00%     (0.42%)(8)  to   (5.10%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2010  870            $1.57  to  $1.17       $1,330           --     1.00%  to 2.05%     13.57%      to   17.18%(11)
2009  883            $1.39  to  $0.73       $1,193           --     1.00%  to 2.00%     24.75%      to   23.51%
2008  984            $1.11  to  $0.59       $1,072        0.07%     1.00%  to 2.00%    (37.72%)     to  (38.34%)
2007  998            $1.78  to  $0.96       $1,750        1.63%     1.00%  to 2.00%      3.97%      to   (5.19%)(9)
2006  1,154          $1.72  to  $1.19       $1,953        1.46%     1.00%  to 1.70%     14.12%      to   13.33%
--------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2010  1,080          $1.10  to  $1.00       $1,164        0.83%     1.00%  to 2.05%      1.98%      to   (0.25%)(11)
2009  1,776          $1.08  to  $1.00       $1,884        2.84%     1.00%  to 2.00%      4.48%      to    3.44%
2008  1,464          $1.03  to  $0.96       $1,494        0.14%     1.00%  to 2.00%     (3.61%)     to   (4.57%)
2007  1,350          $1.07  to  $1.01       $1,435        4.18%     1.00%  to 2.00%      4.27%      to    0.87%(9)
2006  1,295          $1.03  to  $1.02       $1,322        3.80%     1.00%  to 1.70%      2.81%      to    2.10%
--------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2010  15             $1.40  to  $1.20          $22           --     1.00%  to 2.05%     16.00%      to   20.23%(11)
2009  31             $1.21  to  $0.69          $38           --     1.00%  to 2.00%     35.63%      to   34.28%
2008  39             $0.89  to  $0.51          $35        0.26%     1.00%  to 2.00%    (44.90%)     to  (45.45%)
2007  40             $1.62  to  $0.94          $65        0.99%     1.00%  to 2.00%      2.04%      to   (6.82%)(9)
2006  46             $1.59  to  $1.21          $74        0.87%     1.00%  to 1.70%      9.97%      to    9.22%
--------------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2010  --             $1.01  to  $1.06           $1           --     1.05%  to 1.70%     19.26%      to   18.49%
2009  --             $0.85  to  $0.90           $1           --     1.05%  to 1.70%     24.81%      to   24.00%
2008  --             $0.68  to  $0.72           $0        0.07%     1.05%  to 1.70%    (40.09%)     to  (40.47%)
2007  --             $1.14  to  $1.21           $1        1.37%     1.05%  to 1.70%     (1.51%)     to   (2.13%)
2006  --             $1.15  to  $1.24           $1        1.27%     1.05%  to 1.70%     16.55%(7)   to   17.04%
--------------------------------------------------------------------------------------------------------------



 230    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2010  486            $1.22  to  $1.21       $1,098        1.59%     1.00%  to 2.05%     21.84%(11)  to   21.27%(11)
2009  1,271          $1.45  to  $0.81       $2,249        0.35%     1.05%  to 2.00%     72.27%      to   70.62%
2008  1,817          $0.84  to  $0.48       $1,874        0.68%     1.05%  to 2.00%    (54.19%)     to  (54.62%)
2007  1,074          $1.84  to  $1.05       $2,471        0.60%     1.05%  to 2.00%     36.66%      to    2.39%(9)
2006  996            $1.34  to  $1.87       $1,757        0.35%     1.05%  to 1.70%     36.17%(7)   to   31.66%
--------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2010  25             $1.19  to  $1.19          $33        1.41%     1.00%  to 2.05%     19.42%(11)  to   18.86%(11)
2009  33             $0.98  to  $0.73          $37        1.53%     1.05%  to 2.00%     26.21%      to   25.01%
2008  41             $0.78  to  $0.58          $37        2.28%     1.05%  to 2.00%    (41.06%)     to  (41.61%)
2007  59             $1.32  to  $1.00          $89        0.95%     1.05%  to 2.00%     11.49%      to   (2.08%)(9)
2006  92             $1.18  to  $1.45         $125        1.80%     1.05%  to 1.70%     19.01%(7)   to   22.08%
--------------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2010  598            $1.17  to  $1.16         $672           --     1.00%  to 2.05%     16.59%(11)  to   16.04%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
2010  10,578         $1.17  to  $1.16      $11,834           --     1.00%  to 2.05%     16.59%(11)  to   16.04%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2010  319            $1.05  to  $1.04         $333           --     1.00%  to 2.05%      4.94%(11)  to    4.44%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
2010  3,945          $1.05  to  $1.05       $4,110           --     1.00%  to 2.05%      5.04%(11)  to    4.55%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2010  75             $1.16  to  $1.16          $65           --     1.00%  to 2.05%     16.45%(11)  to   15.90%(11)
2009  6,018          $0.78  to  $0.76       $4,680           --     1.05%  to 2.00%     29.96%      to   28.73%
2008  3,490          $0.60  to  $0.59       $2,096        0.03%     1.05%  to 2.00%    (39.22%)     to  (39.81%)
2007  2,150          $0.99  to  $0.98       $2,130        1.10%     1.05%  to 2.00%     (0.81%)(8)  to   (3.53%)(9)
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2010  --             $1.23  to  $1.22           $1           --     1.00%  to 2.05%     22.98%(11)  to   22.40%(11)
2009  --             $0.98  to  $0.79           $1           --     1.05%  to 2.00%     35.20%      to   33.92%
2008  --             $0.72  to  $0.59           $1           --     1.05%  to 2.00%    (37.35%)     to  (37.94%)
2007  --             $1.15  to  $0.95           $1        1.08%     1.05%  to 2.00%      4.92%      to   (6.56%)(9)
2006  --             $1.10  to  $1.17           $1        1.69%     1.05%  to 1.70%     11.08%(7)   to   13.88%
--------------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    231

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2010  4,784          $1.11  to  $1.10       $5,220           --     1.00%  to 2.05%     10.83%(11)  to   10.30%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2010  26,510         $1.11  to  $1.10      $28,907           --     1.00%  to 2.05%     10.83%(11)  to   10.30%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2010  3,015          $1.14  to  $1.13       $3,351           --     1.00%  to 2.05%     13.67%(11)  to   13.13%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2010  22,200         $1.14  to  $1.13      $24,626           --     1.00%  to 2.05%     13.66%(11)  to   13.12%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2010  1,247          $1.08  to  $1.07       $1,335           --     1.00%  to 2.05%      7.76%(11)  to    7.24%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2010  3,995          $1.08  to  $1.07       $4,267           --     1.00%  to 2.05%      7.75%(11)  to    7.24%(11)
2009  --                --         --           --           --     --           --        --               --
2008  --                --         --           --           --     --           --        --               --
2007  --                --         --           --           --     --           --        --               --
2006  --                --         --           --           --     --           --        --               --
--------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2010  803            $2.36  to  $1.23       $1,386           --     1.00%  to 2.05%     23.20%      to   22.62%(11)
2009  926            $1.91  to  $0.83       $1,308           --     1.00%  to 2.00%     35.19%      to   33.85%
2008  978            $1.42  to  $0.62       $1,033        0.11%     1.00%  to 2.00%    (32.25%)     to  (32.93%)
2007  1,062          $2.09  to  $0.93       $1,671        0.82%     1.00%  to 2.00%     (5.85%)     to   (8.85%)(9)
2006  1,066          $2.22  to  $1.29       $1,815        0.43%     1.00%  to 1.70%     19.06%      to   18.23%
--------------------------------------------------------------------------------------------------------------

WANGER INTL
2010  631            $1.22  to  $1.21       $1,239        1.65%     1.00%  to 2.05%     21.78%(11)  to   21.20%(11)
2009  1,939          $1.13  to  $0.76       $2,718        3.84%     1.05%  to 2.00%     48.22%      to   46.81%
2008  2,419          $0.76  to  $0.52       $2,302        0.88%     1.05%  to 2.00%    (46.17%)     to  (46.68%)
2007  1,515          $1.42  to  $0.97       $2,757        0.83%     1.05%  to 2.00%     15.09%      to   (4.03%)(9)
2006  1,348          $1.23  to  $1.75       $2,213        0.41%     1.05%  to 1.70%     24.07%(7)   to   34.86%
--------------------------------------------------------------------------------------------------------------



 232    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                    FOR THE YEAR ENDED DEC. 31
                        AT DEC. 31                  ----------------------------------------------------------
      ---------------------------------------------                  EXPENSE RATIO
         UNITS   ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO            TOTAL RETURN
        (000S)      LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)       LOWEST TO HIGHEST(3)
      --------------------------------------------------------------------------------------------------------

WANGER USA
2010  612            $1.29  to  $1.28         $786           --     1.00%  to 2.05%     28.07%(11)  to   27.46%(11)
2009  1,813          $0.95  to  $0.80       $1,832           --     1.05%  to 2.00%     40.74%      to   39.41%
2008  1,660          $0.67  to  $0.57       $1,203           --     1.05%  to 2.00%    (40.32%)     to  (40.88%)
2007  1,334          $1.13  to  $0.97       $1,634           --     1.05%  to 2.00%      4.28%      to   (4.98%)(9)
2006  852            $1.08  to  $1.21       $1,026        0.18%     1.05%  to 1.70%      9.57%(7)   to    6.06%
--------------------------------------------------------------------------------------------------------------




    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

    (4) New subaccount operations commenced on March 17, 2006.


    (5) New subaccount operations commenced on April 28, 2006.


    (6) New subaccount operations commenced on May 1, 2006.


    (7) New subaccount operations commenced on June 19, 2006.


    (8) New subaccount operations commenced on May 1, 2007.


    (9) New subaccount operations commenced on Oct. 1, 2007.


   (10) New subaccount operations commenced on Sept. 26, 2008.


   (11) New subaccount operations commenced on July 19, 2010.


   (12) New subaccount operations commenced on Sept. 24, 2010.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    233

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2010 and 2009, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments, and in 2008 the Company adopted new accounting guidance related to the measurement of fair value.

                                             /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota

April 15, 2011

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2010          2009

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2010, $1,689,097;
  2009, $1,715,064)                                                     $1,803,588    $1,770,979
Commercial mortgage loans, at cost (less allowance for loan losses:
2010, $2,538; 2009, $2,088)                                                167,851       183,986
Policy loans                                                                36,484        35,748
Trading securities                                                             233           113
-------------------------------------------------------------------------------------------------
    Total investments                                                    2,008,156     1,990,826
Cash equivalents                                                            66,199        89,502
Restricted cash                                                                 --         8,400
Reinsurance recoverables                                                    83,260        74,438
Other receivables                                                            6,172        27,753
Accrued investment income                                                   22,033        22,224
Deferred acquisition costs                                                 227,688       221,942
Deferred sales inducement costs                                             23,947        22,919
Other assets                                                                27,365        22,121
Separate account assets                                                  3,448,487     2,920,793
-------------------------------------------------------------------------------------------------
Total assets                                                            $5,913,307    $5,400,918
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,900,657    $1,916,865
Policy claims and other policyholders' funds                                 7,308         6,899
Deferred income taxes, net                                                  33,902        19,632
Other liabilities                                                           52,312       103,758
Separate account liabilities                                             3,448,487     2,920,793
-------------------------------------------------------------------------------------------------
Total liabilities                                                        5,442,666     4,967,947
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,632       106,634
Retained earnings                                                          318,148       294,112
Accumulated other comprehensive income, net of tax                          43,861        30,225
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                 470,641       432,971
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                              $5,913,307    $5,400,918
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

REVENUES
Premiums                                                         $ 26,406      $ 25,064      $ 26,063
Net investment income                                             107,072       103,079        94,421
Policy and contract charges                                        78,833        65,350        70,900
Other revenues                                                     12,976        11,985        15,389
Net realized investment gains (losses)                              1,646         2,045       (24,117)
-------------------------------------------------------------------------------------------------------
    Total revenues                                                226,933       207,523       182,656
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   54,540        21,649        65,151
Interest credited to fixed accounts                                59,135        59,629        52,997
Amortization of deferred acquisition costs                          7,694        11,950        41,554
Other insurance and operating expenses                             34,631        32,045        38,268
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   156,000       125,273       197,970
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               70,933        82,250       (15,314)
Income tax provision (benefit)                                     18,663        25,848        (9,350)
-------------------------------------------------------------------------------------------------------
Net income (loss)                                                $ 52,270      $ 56,402      $ (5,964)
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                     $  1,882      $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (275)       (4,975)
  Portion of gain (loss) recognized in other comprehensive
  income                                                               39          (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (236)       (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                    $  1,646      $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  52,270     $  56,402     $  (5,964)
Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
  Capitalization of deferred acquisition and sales inducement
  costs                                                            (25,749)      (32,476)      (33,385)
  Amortization of deferred acquisition and sales inducement
  costs                                                              8,038        14,991        44,145
  Depreciation, amortization and accretion, net                     (1,006)       (1,205)        2,914
  Deferred income tax expense (benefit)                              6,789         7,335       (22,571)
  Contractholder and policyholder charges, non-cash                (16,958)      (16,537)      (16,766)
  Net realized investment gains                                     (2,332)       (8,148)         (781)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          686         6,105        24,898
Change in operating assets and liabilities:
  Trading securities, net                                             (120)          (26)           43
  Future policy benefits for traditional life, disability
  income and long term care insurance                               19,362        17,535        20,723
  Policy claims and other policyholders' funds                         409        (1,441)        1,880
  Reinsurance recoverables                                          (8,822)       (4,815)      (15,562)
  Other receivables                                                   (442)          (71)           21
  Accrued investment income                                            191        (4,573)          762
  Derivatives collateral, net                                        8,290       (43,930)       38,980
  Other assets and liabilities, net                                 13,174       (22,123)       56,188
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 53,780       (32,977)       95,525
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               66,692       309,903        15,114
  Maturities, sinking fund payments and calls                      191,306       214,089       166,854
  Purchases                                                       (261,851)     (783,421)     (188,068)
Proceeds from repayments of commercial mortgage loans               15,685        25,944        15,695
Funding of commercial mortgage loans                                    --           (44)           --
Purchase of land, buildings, equipment and software                     --           (42)          (82)
Change in policy loans, net                                           (736)          478          (492)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                 11,096      (233,093)        9,021
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           96,826       269,006       143,543
  Net transfers (to) from separate accounts                        (74,249)       16,997           820
  Surrenders and other benefits                                    (76,215)     (124,858)     (174,838)
Deferred premium options, net                                       (6,305)       (1,447)       (7,669)
Tax adjustment on share-based incentive compensation plan               (2)          (12)            9
Cash dividend to RiverSource Life Insurance Company                (28,234)           --       (77,000)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by financing activities                (88,179)      159,686      (115,135)
-------------------------------------------------------------------------------------------------------
Net decrease in cash equivalents                                   (23,303)     (106,384)      (10,589)
Cash equivalents at beginning of period                             89,502       195,886       206,475
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of period                                $  66,199     $  89,502     $ 195,886
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  18,588     $     619     $  17,501
  Interest paid on borrowings under repurchase agreements               86            --            --


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2010
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2008                    $2,000       $106,637      $321,909        $(10,299)      $420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                   2,000        106,634       294,112          30,225        432,971
Comprehensive income:
  Net income                                       --             --        52,270              --         52,270
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          13,919         13,919
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (283)          (283)
                                                                                                       ------------
Total comprehensive income                                                                                 65,906
Tax adjustment on share-based incentive
compensation plan                                  --             (2)           --              --             (2)
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (28,234)             --        (28,234)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2010                  $2,000       $106,632      $318,148        $ 43,861       $470,641
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the "Company") is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. During 2010, the Company withdrew its Certificates of Authority from North Dakota and Delaware as it does not conduct business in these states. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). The Company serves residents of the State of New York and issues insurance and annuity products.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (the Company's primary regulator) as reconciled in Note 17. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's products include deferred variable annuities, fixed deferred annuities and immediate annuities which are issued primarily to individuals. With deferred annuities, assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. With immediate annuities, payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account" as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 15, 2011, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities as follows. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

FINANCING RECEIVABLES

Commercial Mortgage Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property would be recorded as real estate owned in trading securities and other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms. Loans restructured at an interest rate equal to or greater than interest rates for new loans with comparable risk at the time the contract is modified are excluded from restructured loans. When the interest rate and/or due dates have been modified in an attempt to make the loan more affordable to the borrower, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructure or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2010 and 2009 was nil and $8.4 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premiums, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent

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with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives. The fair value of these embedded derivatives is included in future policy benefits and the changes in the fair value are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not

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recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Company's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder and policyholder and are not reported in the Company's Statements of Operations. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions and, until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.


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In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.


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Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are recognized as revenue when due and are presented net of reinsurance ceded.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, cash and cash equivalents and the changes in fair value of trading securities. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of DAC.

INCOME TAXES
Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance

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of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Receivables
In July 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards for disclosures on the credit quality of financing receivables and the allowance for credit losses. The standard requires additional disclosure related to the credit quality of financing receivables, troubled debt restructurings and significant purchases or sales of financing receivables during the period. The standard requires that these disclosures and existing disclosures be presented on a disaggregated basis, similar to the manner that the entity uses to evaluate its credit losses. Disclosures of information as of the end of a reporting period are effective for interim and annual periods ending after December 15, 2010 and disclosures of activity that occurred during a reporting period are effective for interim and annual periods beginning after December 15, 2010. In January 2011, the effective date of the disclosures related to troubled debt restructurings was deferred until the FASB clarifies guidance for determining what constitutes a troubled debt restructuring. The adoption of the standard did not impact the Company's financial condition and results of operations. See Note 2 and Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company will adopt in 2011. The adoption did not impact the Company's financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. The Company adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives the Company uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, the Company recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price the Company would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of the Company's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, the Company considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, the Company adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of the Company's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of the Company not fulfilling these liabilities. As the Company's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. The adoption did not impact the Company's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for

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interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not impact the Company's financial condition and results of operations. See Note 1 for the required disclosure.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). The Company adopted the standard in 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for the required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The standard is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted if it is at the beginning of an entity's annual reporting period. The standard is to be applied prospectively; however, retrospective application to all prior periods presented is permitted but not required. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments
In April 2010, the FASB updated the accounting standards regarding accounting for investment funds determined to be variable interest entities ("VIEs"). Under this standard an insurance enterprise would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, the enterprise would not consider the interests held through separate accounts in evaluating its economic interests in a VIE, unless the separate account contract holder is a related party. The standard is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2010. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes the indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.


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4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,097,502     $ 90,116       $(3,924)    $1,183,694       $   1
Commercial mortgage backed securities               224,135       14,437          (117)       238,455          --
Residential mortgage backed securities              212,480       12,425        (3,284)       221,621        (150)
Asset backed securities                              63,023        4,056          (344)        66,735          --
State and municipal obligations                      78,513        1,742        (1,318)        78,937          --
U.S. government and agencies obligations              9,465          195           (20)         9,640          --
Foreign government bonds and obligations              3,979          527            --          4,506          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,689,097     $123,498       $(9,007)    $1,803,588       $(149)
====================================================================================================================




                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2010 and 2009, fixed maturity securities comprised approximately 90% and 89%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2010 and 2009, approximately $70.7 million and $57.5 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2010                         DECEMBER 31, 2009
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  447,163    $  477,886         26%      $  521,778    $  534,990         30%
AA                                          120,768       124,707          7           94,046        92,015          5
A                                           275,272       291,515         16          315,938       326,952         19
BBB                                         738,745       805,948         45          685,358       725,094         41
Below investment grade                      107,149       103,532          6           97,944        91,928          5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,689,097    $1,803,588        100%      $1,715,064    $1,770,979        100%
==========================================================================================================================



At December 31, 2010 and 2009, approximately 32% and 26%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $109,372       $(2,478)         5          $12,394       $(1,446)        41
Residential mortgage
  backed securities           1            6,618           (52)        12           17,528        (3,232)        13
Commercial mortgage
  backed securities           2            9,372          (117)        --               --            --          2
Asset backed
  securities                  1              961           (56)         3            3,782          (288)         4
State and municipal
  obligations                16           37,141        (1,318)        --               --            --         16
U.S. government and
  agencies
  obligations                 1            6,808           (20)        --               --            --          1
------------------------------------------------------------------------------------------------------------------------
  Total                      57         $170,272       $(4,041)        20          $33,704       $(4,966)        77
========================================================================================================================

                             DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $121,766       $(3,924)
Residential mortgage
  backed securities         24,146        (3,284)
Commercial mortgage
  backed securities          9,372          (117)
Asset backed
  securities                 4,743          (344)
State and municipal
  obligations               37,141        (1,318)
U.S. government and
  agencies
  obligations                6,808           (20)
--------------------------------------------------
  Total                   $203,976       $(9,007)
==================================================






                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities at December 31, 2010 are attributable to credit spreads. The primary driver of lower unrealized losses at December 31, 2010 was the decline of interest rates during the period.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                        YEARS ENDED DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other
  comprehensive income                                                    $1,894        $ 1,892
Additional amount related to credit losses for which an other-than-
  temporary impairment was not previously recognized                          --            496
Reductions for securities sold during the period (realized)                   --         (1,355)
Additional increases to the amount related to credit losses for which
  an other-than-temporary impairment was previously recognized                33            861
-------------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31 for which a portion of other-than-temporary impairment was
  recognized in other comprehensive income                                $1,927        $ 1,894
=================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities (losses) gains on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                              (LOSSES)      DEFERRED      (LOSSES)
(IN THOUSANDS)                                                  GAINS      INCOME TAX       GAINS
----------------------------------------------------------------------------------------------------
Balance at January 1, 2008                                    $ (15,844)    $  5,545      $(10,299)
  Net unrealized securities losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                    (97,915)      34,271       (63,644)
  Cumulative effect of accounting change                         (1,149)         402          (747)(1)
  Net unrealized securities gains arising during the
  period(3)                                                     184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                     46,452      (16,227)       30,225(2)
  Net unrealized securities gains arising during the
  period(3)                                                      60,672      (21,235)       39,437
  Reclassification of gains included in net income               (2,096)         734        (1,362)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (37,550)      13,111       (24,439)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                  $  67,478     $(23,617)     $ 43,861(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) At December 31, 2010 and 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Securities Gains included $(78) thousand and $(28) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.
(3) In 2010 and 2009, net unrealized securities gains arising during the period include other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $2,636        $11,098      $    933
Gross realized investment losses from sales                         (304)        (2,950)         (148)
Other-than-temporary impairments                                    (236)        (5,205)      (24,898)


The other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. The other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The other-than-temporary impairments for the year ended December 31, 2008 related to losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities.

Available-for-Sale securities by contractual maturity at December 31, 2010 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   78,917    $   80,094
Due after one year through five years                                      433,162       457,130
Due after five years through 10 years                                      426,619       460,904
Due after 10 years                                                         250,761       278,649
-------------------------------------------------------------------------------------------------
                                                                         1,189,459     1,276,777
-------------------------------------------------------------------------------------------------
Commercial mortgage backed securities                                      224,135       238,455
Residential mortgage backed securities                                     212,480       221,621
Asset backed securities                                                     63,023        66,735
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,689,097    $1,803,588
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2010 and 2009, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 97,524      $ 91,198       $76,456
Income on commercial mortgage loans                                10,560        11,716        12,990
Trading securities                                                  2,167         3,056         6,371
-------------------------------------------------------------------------------------------------------
                                                                  110,251       105,970        95,817
Less: investment expenses                                           3,179         2,891         1,396
-------------------------------------------------------------------------------------------------------
  Total                                                          $107,072      $103,079       $94,421
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,096        $2,943       $(24,113)
Commercial mortgage loans                                           (450)         (900)            --
Cash equivalents                                                      --             2             (4)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,646        $2,045       $(24,117)
=======================================================================================================



5. FINANCING RECEIVABLES


The Company's financing receivables include commercial mortgage loans and policy loans. The Company does not hold any loans acquired with deteriorated credit quality. See Note 2 for information regarding the Company's accounting policies related to loans and the allowance for loan losses.

ALLOWANCE FOR LOAN LOSSES
The following table presents a rollforward of the allowance for loan losses for the year ended December 31, 2010 and the ending balance of the allowance for loan losses as of December 31, 2010 by impairment method:

                                                                                COMMERCIAL
                                                                                 MORTGAGE
(IN THOUSANDS)                                                                     LOANS
-------------------------------------------------------------------------------------------
Beginning balance                                                                 $2,088
  Provisions                                                                         450
-------------------------------------------------------------------------------------------
Ending balance                                                                    $2,538
===========================================================================================
Ending balance: Individually evaluated for impairment                             $  500
Ending balance: Collectively evaluated for impairment                              2,038


The recorded investment in financing receivables as of December 31, 2010 by impairment method was as follows:

                                                                                COMMERCIAL
                                                                                 MORTGAGE
(IN THOUSANDS)                                                                     LOANS
-------------------------------------------------------------------------------------------
Ending balance: Individually evaluated for impairment                            $  5,398
Ending balance: Collectively evaluated for impairment                             164,991
-------------------------------------------------------------------------------------------
Ending balance                                                                   $170,389
===========================================================================================



As of December 31, 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $3.5 million.

CREDIT QUALITY INFORMATION
Nonperforming loans, which are generally loans 90 days or more past due, were $1.9 million as of December 31, 2010. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of commercial mortgage loans as of December 31, 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure in the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by U.S. region as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)                                 LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                                   $ 35,563          21%         $ --
East North Central                                                 29,896          18            --
Mountain                                                           25,656          15            --
Pacific                                                            24,725          14            --
Middle Atlantic                                                    18,285          11           100
New England                                                        15,795           9            --
East South Central                                                 10,955           6            --
West South Central                                                  5,073           3            --
West North Central                                                  4,441           3            --
                                                               ------------  ------------  ------------
                                                                  170,389         100%         $100
                                                                             ------------  ------------
Less: allowance for loan losses                                    (2,538)
                                                               ------------
  Total                                                          $167,851
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)                                 LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Office                                                           $ 47,015          28%         $100
Industrial                                                         46,065          27            --
Retail                                                             44,079          26            --
Apartments                                                         23,714          14            --
Hotel                                                               4,274           2            --
Mixed Use                                                           3,068           2            --
Other                                                               2,174           1            --
                                                               ------------  ------------  ------------
                                                                  170,389         100%         $100
                                                                             ------------  ------------
Less: allowance for loan losses                                    (2,538)
                                                               ------------
  Total                                                          $167,851
=======================================================================================================



6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2010, 2009 and 2008, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts. During the third quarter of 2008, the Company converted to a new industry standard valuation system that provided enhanced modeling capabilities.

The total pretax impacts on the Company's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN THOUSANDS)           PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2010 period                                 $ --         $(1,000)     $(12,500)      $17,300       $    --       $ 3,800
2009 period                                   --          (2,300)        3,400         9,600            --        10,700
2008 period                                  100           3,100         2,900        (3,000)       (1,700)        1,400


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $221,942      $236,619      $228,826
Cumulative effect of accounting change                                 --            --         1,970
Capitalization of acquisition costs                                23,289        27,171        28,583
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                            (24,994)      (21,550)      (38,554)
Amortization impact of valuation assumptions review and
valuation system conversion                                        17,300         9,600        (3,000)
Impact of change in net unrealized securities (gains) losses       (9,849)      (29,898)       18,794
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $227,688      $221,942      $236,619
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $22,919       $23,808       $19,447
Cumulative effect of accounting change                                 --            --           553
Capitalization of sales inducement costs                            2,460         5,305         4,802
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                             (2,744)       (3,441)       (2,691)
Amortization impact of valuation assumptions review and
valuation system conversion                                         2,400           400           100
Impact of change in net unrealized securities (gains) losses       (1,088)       (3,153)        1,597
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,947       $22,919       $23,808
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, the Company adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding the Company's adoption of fair value accounting standards.

7. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth").

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At both December 31, 2010 and 2009, traditional life and universal life insurance in force aggregated $10.9 billion, of which $6.8 billion and $6.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,261      $ 35,949      $ 36,652
Reinsurance ceded                                                  (9,855)      (10,885)      (10,589)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $26,406      $ 25,064      $ 26,063
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $3.2 million, $2.9 million and $2.9 million of reinsurance ceded for the years ended December 31, 2010, 2009 and 2008, respectively.

Reinsurance recovered from reinsurers was $3.2 million, $4.5 million and $4.1 million for the years ended December 31, 2010, 2009 and 2008, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $60.8 million and $52.3 million related to LTC risk ceded to Genworth as of December 31, 2010 and 2009, respectively. Future policy benefits include $4.4 million and $4.8 million related to an assumed reinsurance arrangement as of December 31, 2010 and 2009, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,183,309    $1,182,426
Variable annuity fixed sub-accounts                                        235,603       310,603
Variable annuity GMWB                                                       17,818         9,188
Variable annuity GMAB                                                        4,455         4,374
Other variable annuity guarantees                                              665           709
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,441,850     1,507,300
VUL/UL insurance                                                           159,265       155,958
VUL/UL insurance additional liabilities                                      9,214         2,830
Other life, DI and LTC insurance                                           290,328       250,777
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,900,657     1,916,865
Policy claims and other policyholders' funds                                 7,308         6,899
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,907,965    $1,923,764
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $3,112,417    $2,622,191
VUL insurance variable sub-accounts                                        335,073       297,602
Other insurance variable sub-accounts                                          997         1,000
-------------------------------------------------------------------------------------------------
  Total                                                                 $3,448,487    $2,920,793
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company's variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2010                            DECEMBER 31, 2009
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,870,152     $1,804,744       $ 6,774          61         $1,517,377     $1,408,297
  Five/six-year reset                   792,424        641,143        15,804          62            830,167        665,588
  One-year ratchet                      443,530        428,059        11,344          63            378,416        351,457
  Five-year ratchet                     180,228        175,810         1,798          61            151,102        142,857
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $3,286,334     $3,049,756       $35,720          62         $2,877,062     $2,568,199
===========================================================================================================================
GGU DEATH BENEFIT                    $      142     $      127       $    --          51         $      121     $      107
GMIB                                 $   24,882     $   23,352       $ 2,797          62         $   25,245     $   23,555
GMWB:
  GMWB                               $  252,182     $  251,003       $ 5,163          64         $  240,069     $  231,008
  GMWB for life                       1,069,666      1,066,043         5,192          63            788,150        749,101
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,321,848     $1,317,046       $10,355          63         $1,028,219     $  980,109
===========================================================================================================================
GMAB                                 $  212,750     $  211,578       $   931          55         $  165,452     $  160,259
                                         DECEMBER 31, 2009
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $ 45,453          61
  Five/six-year reset                   47,980          61
  One-year ratchet                      39,435          62
  Five-year ratchet                      6,972          60
---------------------------------------------------------------
    Total -- GMDB                     $139,840          61
===============================================================
GGU DEATH BENEFIT                     $     --          50
GMIB                                  $  4,701          62
GMWB:
  GMWB                                $ 23,872          63
  GMWB for life                         39,985          63
---------------------------------------------------------------
    Total -- GMWB                     $ 63,857          63
===============================================================
GMAB                                  $  7,419          55


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009                 325         384           9,188         4,374        1,231
Incurred claims                                        661          64           8,630            81        4,926
Paid claims                                           (769)         --              --            --          (81)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2010             $   217        $448        $ 17,818      $  4,455       $6,076
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,715,400    $1,447,083
  Bond                                                                   1,232,129       981,657
  Other                                                                    120,187       153,839
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $3,067,716    $2,582,579
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts during 2010, 2009 or 2008.

10. LINES OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2010 and 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

11. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from nationally-recognized pricing services. Observable inputs used to value these securities can include: reported trades, benchmark yields, issuer spreads and broker/dealer quotes. Level 3 securities primarily include corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of these Level 3 securities is typically based on a single broker quote, except for the valuation of non-agency residential mortgage backed securities. Effective March 31, 2010, the Company returned to using prices from nationally-recognized pricing services to determine the fair value of non-agency residential mortgage backed securities because the difference between these prices and the results of the Company's discounted cash flows was not significant. The Company continues to classify its non-agency residential mortgage backed securities as Level 3 because the Company believes the market for these securities is still inactive and their valuation includes significant unobservable inputs.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. These Level 3 derivatives expired in 2010.

LIABILITIES
Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,104,641     $ 79,053     $1,183,694
     Commercial mortgage backed securities                    --         236,355        2,100        238,455
     Residential mortgage backed securities                   --         113,799      107,822        221,621
     Asset backed securities                                  --          51,711       15,024         66,735
     State and municipal obligations                          --          78,937           --         78,937
     U.S. government and agencies obligations              1,432           8,208           --          9,640
     Foreign government bonds and obligations                 --           4,506           --          4,506
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,432       1,598,157      203,999      1,803,588
  Trading securities                                          --             233           --            233
  Cash equivalents                                            --          66,199           --         66,199
  Other assets:
    Interest rate derivatives                                 --           9,401           --          9,401
    Equity derivatives                                        --           9,963           --          9,963
-------------------------------------------------------------------------------------------------------------
  Total other assets                                          --          19,364           --         19,364
  Separate account assets                                     --       3,448,487           --      3,448,487
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,432      $5,132,440     $203,999     $5,337,871
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --     $ 21,650     $   21,650
  Other liabilities:
    Interest rate derivatives                                 --           1,101           --          1,101
    Equity derivatives                                        --          17,921           --         17,921
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          19,022           --         19,022
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   19,022     $ 21,650     $   40,672
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,053,391     $ 67,825     $1,121,216
     Residential mortgage backed securities                   --         131,661      121,928        253,589
     Commercial mortgage backed securities                    --         247,107          142        247,249
     Asset backed securities                                  --          58,159       15,656         73,815
     State and municipal obligations                          --          58,207           --         58,207
     U.S. government and agencies obligations              1,410          10,989           --         12,399
     Foreign government bonds and obligations                 --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,410       1,564,018      205,551      1,770,979
  Trading securities                                          --             113           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,416      $4,588,853     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================



The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES     TRANSFERS
                                          BALANCE,                      OTHER          AND        INTO/(OUT     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,       OF)      DECEMBER 31,
(IN THOUSANDS)                              2010         INCOME       VE INCOME        NET         LEVEL 3        2010
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities             $ 67,825       $     6       $ 3,245      $  7,977         $--        $ 79,053
    Residential mortgage backed
    securities                             121,928         3,497         8,942       (26,545)         --         107,822
    Commercial mortgage backed
    securities                                 142             1            (4)        1,961          --           2,100
    Asset backed securities                 15,656           122         1,553        (2,307)         --          15,024
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         205,551         3,626(1)     13,736       (18,914)         --         203,999

Other assets                                   137          (137)(2)        --            --          --              --
Future policy benefits:
  GMWB and GMAB embedded derivatives       (13,413)       (1,334)(3)        --        (6,903)         --         (21,650)


(1) Represents a $33 thousand loss included in net realized investment gains (losses) and a $3.7 million gain included in net investment income in the Statements of Operations.

(2) Included in net investment income in the Statements of Operations.

(3) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES     TRANSFERS
                                          BALANCE,                      OTHER          AND        INTO/(OUT     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,       OF)      DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME       VE INCOME        NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities             $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
    Residential mortgage backed
    securities                              43,248         3,056        12,141        63,483            --       121,928
    Commercial mortgage backed
    securities                                 172             1             5           (36)           --           142
    Asset backed securities                  9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31:

                                                          2010                                      2009
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $    6         $ --         $    --       $   --         $  --        $    --
    Residential mortgage backed
    securities                              3,519          (33)             --        3,822          (860)            --
    Asset backed securities                   122           --              --          158            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,647          (33)             --        3,980          (860)            --
Future policy benefits                         --           --          (2,113)          --            --         83,715


During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2010                        2009
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  167,851    $  173,704    $  183,986    $  182,954
  Policy loans                                              36,484        39,876        35,748        39,101
  Restricted cash                                               --            --         8,400         8,400

FINANCIAL LIABILITIES
  Future policy benefits                                $1,090,645    $1,139,194    $1,094,435    $1,111,583
  Separate account liabilities                               6,193         6,193         6,517         6,517


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12. RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2010, 2009 and 2008, the Company received $7.5 million, $4.8 million and $7.2 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.4 million, $32.3 million and $42.2 million for 2010, 2009 and 2008, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2010, 2009 and 2008, the Company paid cash dividends of $28.2 million, nil and $77.0 million, respectively, to RiverSource Life. The 2008 dividends exceeded the limitation described in Note 13. Prior to paying these dividends, the Company provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company filed a consolidated federal income tax return for 2009 with RiverSource Life. Amounts due from Ameriprise Financial for federal income taxes were $1.8 million at December 31, 2010. Amounts due to RiverSource Life for federal income taxes were $6.7 million and $9.6 million at December 31, 2010 and 2009, respectively.

13. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                         $59,497      $101,034      $(36,116)
Statutory net income (loss)                                        63,095        86,189       (34,045)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $287,773      $284,340
Statutory unassigned surplus                                              168,625       160,497


14. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2010           2009         LOCATION         2010           2009
-----------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS)                               (IN THOUSANDS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $ 9,401        $ 4,259     liabilities       $ 1,101        $ 7,432
                                                                       Other
  Equity contracts        Other assets        9,963         10,174     liabilities        17,921          4,972
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable             --             --     benefits           21,650         13,413
                                         ---------------------------                  ---------------------------
Total derivatives                           $19,364        $14,433                       $40,672        $25,817
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company's fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the years ended December 31:

                                    LOCATION OF
                                    GAIN (LOSS)            AMOUNT OF GAIN (LOSS)
                                        ON                     ON DERIVATIVES
                                    DERIVATIVES             RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED          RECOGNIZED        -------------------------------
AS HEDGING INSTRUMENTS               IN INCOME            2010               2009
-------------------------------------------------------------------------------------
                                                               (IN THOUSANDS)
GMWB AND GMAB
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Interest rate contracts          expenses             $ 17,503           $(12,897)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Equity contracts                 expenses              (16,587)           (47,198)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Embedded derivatives(1)          expenses               (8,237)            81,052
-------------------------------------------------------------------------------------
Total derivatives                                       $ (7,321)          $ 20,957
=====================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company's variable annuity guaranteed benefits.

Certain of the Company's annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. At December 31, 2010 and 2009, the gross notional amount of derivatives contracts for the Company's GMWB and GMAB provisions was $985.7 million and $591.1 million, respectively. The deferred premium associated with the above options is paid semi-annually over the life of the option contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following is a summary of the payments the Company is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2011                                                                              $11,803
2012                                                                               11,803
2013                                                                               10,973
2014                                                                               10,973
2015                                                                               10,435
2016-2025                                                                          27,405


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2010 and 2009, the Company held $2.2 million and $2.3 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2010 and 2009, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $9.1 million and $8.5 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2010 and 2009, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $10.4 million and nil, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2010 and 2009 was $10.4 million and nil, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2010 and 2009 were triggered, the Company's obligation would be limited to the net liability position.

15. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $11,154       $16,836      $ 10,816
  State                                                               720         1,677         2,405
-------------------------------------------------------------------------------------------------------
    Total current income tax                                       11,874        18,513        13,221
Deferred federal income tax                                         6,789         7,335       (22,571)
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $18,663       $25,848      $ (9,350)
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2010          2009          2008
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%          35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.3)         (5.4)          26.2
  State taxes, net of federal benefit                               0.6           1.3          (10.2)
  Taxes applicable to prior years                                  (3.0)          1.1            3.9
  Foreign tax credit, net of addback                               (1.1)         (0.6)           6.2
  Other                                                             0.1            --           (0.1)
-------------------------------------------------------------------------------------------------------
Income tax provision                                               26.3%         31.4%          61.0%
=======================================================================================================



The Company's effective tax rate was 26.3%, 31.4% and 61.0% for the years ended December 31, 2010, 2009 and 2008, respectively. For 2010, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2010 compared to 2009 while tax advantaged items increased for 2010 compared to 2009. For 2009, the decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 60,121       $58,070
  Investment related                                                        6,084         7,084
  Other                                                                     1,994         3,295
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,199        68,449
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      70,102        63,397
  Net unrealized gains on Available-for Sale securities                    23,617        16,227
  DSIC                                                                      8,382         8,457
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     102,101        88,081
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $ 33,902       $19,632
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences, iii) taxable income in prior carryback years, and iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2010 and 2009.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $(1,602)      $(2,146)      $ 3,481
Additions (reductions) based on tax positions related to the
current year                                                           --            61        (7,720)
Additions for tax positions of prior years                         12,642           807         4,844
Reductions for tax positions of prior years                        (5,954)         (324)       (2,751)
Settlements                                                        (2,756)           --            --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $ 2,330       $(1,602)      $(2,146)
=======================================================================================================



If recognized, approximately $2.3 million, $2.9 million and $2.0 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2010, 2009 and 2008, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net expense of $1.8 million, a net expense of $17 thousand and a net benefit of $388

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


thousand in interest and penalties for the years ended December 31, 2010, 2009 and 2008, respectively. The Company had receivables of $1.9 million and $112 thousand for the over payment of interest and penalties recorded at December 31, 2010 and 2009, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $1.3 million to $1.5 million in the next 12 months.

Ameriprise Financial and the Company file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS") completed its field examination of the Company's income tax returns for 2005 through 2007 during the third and fourth quarters of 2010. The IRS had completed its field examination of the 1997 through 2004 tax returns in recent years. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2010, the IRS commenced an examination of the Company's income tax returns for 2008 and 2009. The Company's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $7,390        $50,498      $(28,726)


16. COMMITMENTS AND CONTINGENCIES
At December 31, 2010 and 2009, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2010, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

17. STATUTORY ACCOUNTING PRINCIPLES
Reconciliations of net income and shareholder's equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York ("SAP") are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 52,270      $ 56,402      $ (5,964)
Capitalization/amortization of DAC, net (GAAP item)               (15,595)      (15,221)       12,770
Capitalization/amortization of DSIC, net (GAAP item)               (2,116)       (2,263)       (2,211)
Change in deferred income taxes(1)(2)                               6,789         7,335       (22,571)
Change in future policy benefits(1)                                16,819       (59,162)       32,034
Current income tax expense(1)                                      (4,355)       (7,584)       11,939
Change in separate account liability adjustment (SAP item)         (2,812)       61,812       (19,887)
Derivatives(1)(2)                                                  11,018        46,726       (42,280)
Change in interest maintenance reserve (SAP item)                   1,313        (3,187)        1,507
Other, net                                                           (236)        1,331           618
-------------------------------------------------------------------------------------------------------
Net income (loss), SAP basis                                     $ 63,095      $ 86,189      $(34,045)
=======================================================================================================



(1) Represents valuation differences between GAAP and SAP income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 470,641     $ 432,971
DAC (GAAP item)                                                           (227,688)     (221,942)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                               (114,491)      (55,915)
DSIC (GAAP item)                                                           (23,947)      (22,919)
Future policy benefits(1)(2)                                                10,149       (24,810)
Deferred income taxes, net(1)                                               76,153        59,533
Separate account liability adjustment (SAP item)                           146,852       149,664
Non-admitted assets (SAP item)                                             (26,580)      (15,162)
Other, net                                                                 (23,316)      (17,080)
-------------------------------------------------------------------------------------------------
Capital and surplus, SAP basis                                           $ 287,773     $ 284,340
=================================================================================================



(1) Represents valuation differences between GAAP and SAP balance sheet amounts.

(2) In 2010, RiverSource Life recorded a prior period correction of $(12.9) million to comply with New York Regulation 147 valuation requirements for variable universal life reserves.

S-6314 K (4/11)

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource of New York Variable Annuity Account 2

                           Report of Independent Registered Public Accounting Firm dated April 15, 2011

                           Statements of Assets and Liabilities for the year ended Dec. 31, 2010

                           Statements of Operations for the year ended Dec. 31, 2010

                           Statements of Changes in Net Assets for the two years ended Dec. 31, 2010

                           Notes to Financial Statements

          RiverSource Life Insurance Co. of New York

                           Report of Independent Registered Public Accounting Firm dated April 22, 2011.

                           Balance Sheets as of Dec. 31, 2010 and 2009.

                           Statements of Income for the years ended Dec. 31, 2010, 2009 and 2008.

                           Statements of Cash Flows for the years ended Dec. 31, 2010, 2009 and 2008.

                           Statements of Shareholder's Equity for the three years ended Dec. 31, 2010, 2009 and 2008.

                           Notes to Financial Statements

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM)

        Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as
        Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as
        Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.6 Resolution of the Board of Directors of RiverSource Life Insurance Co. of New York establishing 391 additional subaccounts dated April 6, 2011 is filed electronically herewith.

2. Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed as
        Exhibit 3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1     Not applicable.

4.2     Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5     Form of SEP-IRA contract (form 272252) filed electronically as Exhibit
        4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6     Form of TSA-401 contract (form 272253) filed electronically as Exhibit
        4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10    Form of Performance Credit rider (form 272258) filed electronically as
        Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11    Form of Deferred Annuity Contract (form 272877) filed electronically as
        Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit
        4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15    Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
        Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration

        Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30    Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
        Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34    Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit
        4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35 Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36    Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
        Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37    Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
        4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39    Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as
        Exhibit 4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40    Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as
        Exhibit 4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41    Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit
        4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42    Form of Data Page Maximum Payment Sticker (form 272622-D) filed as
        Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Deferred Annuity Contract (form 273954-NYZ) filed electronically as Exhibit 4.45 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY) filed electronically as Exhibit 4.46 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY) filed electronically as Exhibit 4.47 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.48 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.47 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.49 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.47 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.61    Form of Deferred Annuity Contract (form 411265) filed electronically as
        Exhibit 4.61 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-139764 on or about is incorporated by reference.

4.62 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Innovations Select Variable Annuity filed electronically as
        Exhibit 4.62 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-139764 on or about is incorporated by reference.

4.63 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to RiverSource Variable Account New York's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.64 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.26 to RiverSource Variable Account New York's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated herein by reference.

5.1     Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5     Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8     Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.      Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2     Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated by reference.

8.4 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007,among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

herein.

8.5 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company,

        IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as
        Exhibit 8.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
        Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit
        8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.17 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.18 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.19 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as
        Exhibit 8.17 to Post-Effective Amendment No.

        22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Auditors for RiverSource(R) Endeavor Select Variable Annuity is filed electronically herewith.

11.     None.

12.     Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement dated Oct. 14, 2010 filed electronically as Exhibit 13 to Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 on or about April 278, 2011 is incorporated by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New
York

Name                     Principal Business Address*        Positions and Offices with Depositor
----                 ----------------------------------   ---------------------------------------
Gumer C. Alvero      1765 Ameriprise Financial Center     Director and Executive Vice President -
                     Minneapolis, MN 55474                Annuities
Maureen A. Buckley   20 Madison Ave. Extension            Director, President and Chief
                     Albany, NY 12203                     Executive Officer
Richard N. Bush                                           Senior Vice President - Corporate Tax
Mark Gorham                                               Director and Vice President - Insurance
                                                          Product Development
Robert R. Grew       Carter, Ledyard & Milburn            Director
                     2 Wall Street
                     New York, NY 10005-2072
Ronald L. Guzior     Bollam, Sheedy, Torani               Director
                     & Co. LLP CPA's
                     26 Computer Drive West
                     Albany, NY 12205
Jean B. Keffeler     1010 Swingley Rd.                    Director
                     Livingston, MT 59047
Jeryl A. Millner     138 Ameriprise Financial Center      Director
                     Minneapolis, MN 55474
Richard T. Moore                                          Secretary
Thomas V. Nicolosi   Ameriprise Financial Services Inc.   Director
                     Suite 220
                     500 Mamaroneck Avenue
                     Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                 Jurisdiction of
Name of Subsidiary                                                Incorporation
------------------                                               ---------------
Advisory Capital Strategies Group Inc.                           Minnesota
AEXP Affordable Housing LLC                                      Delaware
American Enterprise Investment Services Inc.                     Minnesota
American Express Property Casualty Insurance Agency
   of Pennsylvania, Inc.                                         Pennsylvania
Ameriprise Advisor Services, Inc.                                Michicgan
Ameriprise Auto & Home Insurance Agency, Inc.                    Wisconsin
Ameriprise Bank, FSB                                             USA
Ameriprise Captive Insurance Company                             Vermont
Ameriprise Capital Trusts I-IV                                   Delaware
Ameriprise Certificate Company                                   Delaware
Ameriprise Financial Services, Inc.                              Delaware
Ameriprise Holdings, Inc.                                        Delaware
Ameriprise India Private Ltd.                                    India
Ameriprise Insurance Agency of Massachusetts, Inc.               Massachusetts
Ameriprise Insurance Agency                                      Wisconsin
Ameriprise Trust Company                                         Minnesota
AMPF Holding Corporation                                         Michigan
AMPF Property Corporation                                        Michigan
AMPF Realty Corporation                                          Michigan
Brecek & Young Advisors, Inc.                                    California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.   Texas
Brecek & Young Financial Services Group of Montana, Inc.         Montana
Boston Equity General Partner LLC                                Delaware
4230 W. Green Oaks, Inc.                                         Michigan
IDS Capital Holdings Inc.                                        Minnesota
IDS Futures Corporation                                          Minnesota
IDS Management Corporation                                       Minnesota
IDS Property Casualty Insurance Company                          Wisconsin
Investors Syndicate Development Corporation                      Nevada
J. & W. Seligman & Co. Incorporated                              New York
Kenwood Capital Management LLC (47.7% owned)                     Delaware
Realty Assets Inc.                                               Nebraska
RiverSource CDO Seed Investments, LLC                            Minnesota
RiverSource Distributors, Inc.                                   Delaware
RiverSource Fund Distributors, Inc.                              Delaware
RiverSource Investments, LLC                                     Minnesota
RiverSource Life Insurance Company                               Minnesota
RiverSource Life Insurance Co. of New York                       New York
RiverSource REO 1, LLC                                           Minnesota
RiverSource Service Corporation                                  Minnesota
RiverSource Services, Inc.                                       Delaware
RiverSource Tax Advantaged Investments, Inc.                     Delaware
Securities America Advisors, Inc.                                Nebraska
Securities America Financial Corporation                         Nebraska
Securities America, Inc.                                         Nebraska
Seligman Asia, Inc.                                              Delaware
Seligman Focus Partners LLC                                      Delaware
Seligman Health Partners LLC                                     Delaware
Seligman Health Plus Partners LLC                                Delaware
Seligman Partners LLC                                            Delaware
Threadneedle Asset Management Holdings SARL                      England


Item 27. Number of Contract owners
        As of March 31, 2011 there were 626 nonqualified and 755 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Annuity Account 10
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 8
RiverSource of New York Variable Annuity Account

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal       Positions and Offices
Business Address*           with Underwriter
-------------------   --------------------------
Lynn Abbott           President
Gumer C. Alvero       Director and Vice President
Thomas R. Moore       Secretary
David K. Stewart      Chief Financial Officer
William F. Truscott   Chairman of the Board and
                      Chief Executive officer
John R. Woerner       Director and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


Item 29(c)

RiverSource Distributors, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                               NET
                           UNDERWRITING
 NAME OF PRINCIPAL         DISCOUNTS AND           COMPENSATION          BROKERAGE
     UNDERWRITER           COMMISSIONS             ON REDEMPTION         COMMISSIONS      COMPENSATION
------------------         -------------           -------------         -----------      ------------
RiverSource                 $22,718,221                 None                  None              None
Distributors, Inc.

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Co. of New York
     20 Madison Avenue Extension
     Albany, NY 12203

Item 31. Management Services

              Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2011.

                               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                               ACCOUNT 2
                               (Registrant)

                               By RiverSource Life Insurance Co. of New York (Sponsor)

                               By /s/ Maureen A. Buckley*
                                  -------------------------------------
                                  Maureen A. Buckley
                                  President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2011.

SIGNATURE                                       TITLE
/s/ Gumer C. Alvero*                            Director and Executive
--------------------------------------              Vice President - Annuities
Gumer C. Alvero

/s/ Maureen A. Buckley*                         Director, President& Chief
--------------------------------------            Executive Officer, Chief
Maureen A. Buckley                              Compliance    Officer

/s/ Richard N. Bush*                          Senior Vice President -
------------------------------                 Corporate Tax
Richard N. Bush

/s/ Robert R. Grew*                             Director
--------------------------------------
Robert R. Grew

/s/ Ronald L. Guzior*                           Director
--------------------------------------
Ronald L. Guzior

/s/ Jean B. Keffeler*                           Director
--------------------------------------
Jean B. Keffeler

/s/ Jeffrey McGregor*                          Director

--------------------------------------
Jeffrey McGregor

/s/ Jeryl A. Millner*                           Director
- ------------------------------------
Jeryl A. Millner

/s/ Thomas V. Nicolosi*                         Director
--------------------------------------
Thomas V. Nicolosi

/s/ David K. Stewart*                          Vice President and Controller
--------------------------------------
David K. Stewart

* Signed pursuant to Power of Attorney dated Oct. 14, 2010, filed electronically as Exhibit 13 to Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 on or about April 27, 2011 is incorporated by reference, by:

By: /s/ Rodney J. Vessels
    ---------------------------------
   Rodney J. Vessels
 Assistant General Counsel and
     Assistant Secretary

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 10
                      REGISTRATION STATEMENT NO. 333-139764

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

 The prospectus for RiverSource(R) Innovations Select Variable Annuity The prospectus for RiverSource(R) Endeavor Select Variable Annuity

Part B.

 The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Account 2 dated April 29, 2011

Part C.

 Other Information.
 The signatures.
 Exhibits

          EXHIBIT INDEX

1.6 Resolution of the Board of Directors of RiverSource Life Insurance Co. of New York

9.      Opinion of Counsel and Consent

10.1 Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity

10.2 Consent of Independent Auditors for RiverSource(R) Endeavor Select Variable Annuity